UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1. Report to Stockholders

Government Money Market ProFund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending an e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
13	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the semiannual report to shareholders of the Government Money Market ProFund for the six months ended June 30, 2019. The Government Money Market ProFund is a “master feeder” arrangement whereby it invests substantially all of its assets in the Government Cash Management Portfolio, a separately registered investment company managed by DWS Investment Management Americas, Inc.

Money market rates moved in a range of 2.09% to 2.48% during the period, closely tracking the effective federal funds rate, which ended the period at 2.45%.

Economic Growth Remains Strong

The U.S. economy continued to grow, with real GDP increasing at an annual rate of 2.1% in the second quarter of 2019, according to an advance estimate released by the Bureau of Economic Analysis. This is down from the first quarter of 2019, which saw GDP increase by 3.1%. Second-quarter growth was driven primarily by personal consumption and state and local government spending. Jobs data continued to be positive. The unemployment rate was 3.7% in June, down from 3.9% in December 2018.

The Federal Open Market Committee (FOMC) reported in June that it decided to maintain the target range for the federal funds rate at 2.25% to 2.50%. Overall, Federal Reserve Bank (Fed) directors remained positive about economic conditions, although they expect the rate of economic growth to be slower than in 2018. While consumer spending and labor market conditions remain strong, heightened trade tensions and the associated uncertainty present risks to the economy. Accordingly, Fed directors judged that it would be appropriate for the FOMC to closely monitor incoming economic data and act as appropriate to sustain the expansion, with a strong labor market and inflation near its 2% objective.

Strong Equity Markets Influenced Money Market Flows

The Government Money Market ProFund saw outflows during the period, while, at the same time, strong returns and healthy inflows led to a nearly 17% increase in ProFunds assets under management. Large cap equity funds saw the strongest inflows, as investors redeployed their assets into rallying equity and fixed income funds.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2019 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund
Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	103%
Total Exposure	103%

(a)         The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Government Cash Management Portfolio
Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations:
U.S. Government Sponsored Agencies	53%
U.S. Treasury Obligations	2%
Repurchase Agreements	46%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period*	Ending Account Value 6/30/19	Expenses Paid During Period*
Government Money Market ProFund — Investor Class	0.98%	$1,000.00	$1,007.30	$4.88	$1,019.93	$4.91
Government Money Market ProFund — Service Class	1.98%	1,000.00	1,002.30	9.83	1,014.98	9.89

*                 Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Investment in Government Cash Management Portfolio, at value	$320,125,403
Receivable for capital shares issued	18,941,122
Prepaid expenses	27,323
TOTAL ASSETS	339,093,848
LIABILITIES:
Payable for capital shares redeemed	27,043,347
Management services fees payable	156,332
Administration fees payable	7,754
Distribution and services fees payable-Service Class	10,459
Transfer agency fees payable	37,169
Fund accounting fees payable	5,000
Compliance services fees payable	2,322
Service fees payable	1,309
Other accrued expenses	119,575
TOTAL LIABILITIES	27,383,267
NET ASSETS	$311,710,581
NET ASSETS CONSIST OF:
Capital	$311,716,685
Total distributable earnings (loss)	(6,104)
NET ASSETS	$311,710,581
INVESTOR CLASS:
Net Assets	$299,220,096
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	299,226,285
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$12,490,485
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	12,490,683
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$4,541,046	(a)
Expenses	(114,346	)(a)(b)
TOTAL INVESTMENT INCOME	4,426,700
EXPENSES:
Management services fees	651,132
Administration fees	54,039
Distribution and services fees-Service Class	58,017
Transfer agency fees	244,809
Administrative services fees	213,483
Registration and filing fees	32,052
Fund accounting fees	5,000
Trustee fees	5,668
Compliance services fees	2,322
Service fees	8,609
Other fees	85,847
Recoupment of prior expenses reimbursed by the Advisor	406,195
TOTAL NET EXPENSES	1,767,173
NET INVESTMENT INCOME	2,659,527
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,000	)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,655,527

(a)         Allocated from Government Cash Management Portfolio.

(b)         For the period ended June 30, 2019, the Advisor to the Government Cash Management Portfolio waived fees, of which $152,347 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$2,659,527	$3,281,718
Net realized gains (losses) on investments	(4,000)	(1,853)
Change in net assets resulting from operations	2,655,527	3,279,865
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(2,632,892)	(3,269,390)
Service Class	(26,769)	(26,551)
Change in net assets resulting from distributions	(2,659,661)	(3,295,941)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,195,784,496	6,867,705,967
Service Class	35,282,832	149,812,946
Distributions reinvested
Investor Class	2,572,103	3,203,363
Service Class	26,769	26,483
Value of shares redeemed
Investor Class	(2,359,337,372)	(6,797,638,863)
Service Class	(37,341,156)	(148,359,309)
Change in net assets resulting from capital transactions	(163,012,328)	74,750,587
Change in net assets	(163,016,462)	74,734,511
NET ASSETS:
Beginning of period	474,727,043	399,992,532
End of period	$311,710,581	$474,727,043
SHARE TRANSACTIONS:
Issued
Investor Class	2,195,784,493	6,867,705,981
Service Class	35,282,832	149,812,969
Reinvested
Investor Class	2,572,103	3,203,363
Service Class	26,769	26,483
Redeemed
Investor Class	(2,359,337,372)	(6,797,638,863)
Service Class	(37,341,156)	(148,359,309)
Change in shares	(163,012,331)	74,750,624

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset	Investment Activities						Distributions to Shareholders From
	Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Net Realized Gains on Investments		Total Distributions
Government Money Market ProFund

Investor Class
Six Months Ended June 30, 2019 (unaudited)	$1.000	0.007		—	(e)	0.007		(0.007)		—		(0.007)
Year Ended December 31, 2018	$1.000	0.009		—	(e)	0.009		(0.009)		—	(e)	(0.009)
Year Ended December 31, 2017	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2016	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Service Class
Six Months Ended June 30, 2019 (unaudited)	$1.000	0.002		—	(e)	0.002		(0.002)		—		(0.002)
Year Ended December 31, 2018	$1.000	0.002		—	(e)	0.002		(0.002)		—	(e)	(0.002)
Year Ended December 31, 2017	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2016	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Net Asset		Ratios to Average Net Assets				Supplemental Data
Value, End of Period	Total Return(b)	Gross Expenses(a)(c)(d)	Net Expenses(a)(c)		Net Investment Income(a)(c)	Net Assets, End of Period (000’s)

$1.000	0.73%	0.98%	0.98%		1.46%	$299,220
$1.000	0.86%	1.01%	1.01%		0.87%	$460,210
$1.000	0.02%	0.96%	0.90%		0.02%	$386,955
$1.000	0.02%	0.84%	0.41	%(f)	0.02%	$304,901
$1.000	0.02%	0.86%	0.23	%(f)	0.02%	$422,541
$1.000	0.02%	0.89%	0.17	%(f)	0.02%	$328,085

$1.000	0.23%	1.98%	1.98%		0.46%	$12,490
$1.000	0.20%	1.64%	1.64%		0.20%	$14,517
$1.000	0.02%	0.96%	0.90%		0.02%	$13,037
$1.000	0.02%	0.84%	0.41	%(f)	0.02%	$22,011
$1.000	0.02%	0.86%	0.23	%(f)	0.02%	$43,741
$1.000	0.02%	0.89%	0.17	%(f)	0.02%	$141,024

(a)              Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             For the periods ended June 30, 2019, December 31, 2018, December 31, 2017, December 31, 2016, December 31, 2015, and December 31, 2014, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.08%, 0.04%, 0.03%, 0.05%, 0.03%, and 0.03%, respectively.

(e)              Amount is less than $0.0005.

(f)               The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2019 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2019, the percentage of the Portfolio’s interests owned by the ProFund was 1.9%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

June 30, 2019 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of June 30, 2019, the ProFund’s $320,125,403 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2019.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

FIS Investor Services LLC (“FIS”) acts as the Trust’s transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees”.

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees”.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2019, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees”.

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses as determined under GAAP) as follows:

	For the Period May 1, 2019 through April 30, 2020		For the Period May 1, 2018 through April 30, 2019
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2020 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2019 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor”. As of June 30, 2019, the recoupments that may potentially be made by the ProFund are as follows:

Expires 4/30/20
Government Money Market ProFund	$1,341,498

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2018
Government Money Market ProFund	$3,295,941	$3,295,941
December 31, 2017
Government Money Market ProFund	$77,802	$77,802

As of the most recent tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Money Market ProFund	$615	$—	$(2,585)	$—	$(1,970)

As of the tax year ended December 31, 2018, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$2,585

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

6. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that have a material impact on the ProFund’s financial statements.

Cash Management Portfolio

14 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2019 (unaudited)

Investment Portfolio

Government & Agency Obligations 54.4%

U.S. Government Sponsored Agencies 52.5%

	Principal Amount	Value
Federal Farm Credit Bank:
1-month LIBOR minus 0.123%, 2.288%*, 8/13/2019	$212,000,000	$212,000,000
1-month LIBOR minus 0.060%, 2.344%*, 3/25/2020	510,000	509,857
1-month LIBOR minus 0.035%, 2.348%*, 8/20/2020	240,000,000	239,999,240
1-month LIBOR minus 0.030%, 2.353%*, 3/20/2020	15,000,000	14,997,926
1-month LIBOR minus 0.050%, 2.354%*, 2/25/2020	83,000,000	82,997,554
1-month LIBOR minus 0.075%, 2.355%*, 11/5/2019	18,000,000	17,999,359
1-month LIBOR minus 0.050%, 2.362%*, 1/8/2020	1,081,000	1,081,004
1-month LIBOR minus 0.050%, 2.371%*, 7/6/2020	50,000,000	50,000,000
1-month LIBOR minus 0.050%, 2.381%*, 2/4/2020	208,500,000	208,500,000
3-month LIBOR minus 0.040%, 2.4%*, 5/1/2020	25,294,000	25,293,309
1-month LIBOR plus 0.010%, 2.4%*, 8/19/2020	15,000,000	15,001,848
1-month LIBOR minus 0.025%, 2.403%*, 5/29/2020	56,500,000	56,497,429
1-month LIBOR plus 0.005%, 2.418%*, 1/12/2021	100,000,000	99,988,812
1-month LIBOR plus 0.050%, 2.433%*, 2/21/2020	795,000	795,395
SOFR plus 0.030%, 2.45%*, 2/6/2020	40,000,000	40,000,000
SOFR plus 0.010%, 2.52%*, 5/7/2021	25,000,000	25,000,000
1-month LIBOR plus 0.190%, 2.584%*, 7/15/2019	820,000	820,093
1-month LIBOR plus 0.185%, 2.597%*, 8/9/2019	50,000,000	50,014,931
2.626%**, 8/21/2019	47,000,000	46,827,549
Federal Home Loan Bank:
2.129%**, 7/1/2019	19,387,000	19,387,000
2.188%**, 9/3/2019	13,465,000	13,413,534
3-month LIBOR minus 0.230%, 2.29%*, 12/3/2019	70,000,000	70,000,000
1-month LIBOR minus 0.085%, 2.326%*, 9/13/2019	100,000,000	100,000,000
1-month LIBOR minus 0.085%, 2.327%*, 9/9/2019	150,000,000	150,000,000
3-month LIBOR minus 0.190%, 2.331%*, 8/28/2019	255,000,000	255,000,000
3-month LIBOR minus 0.195%, 2.333%*, 2/14/2020	255,000,000	255,000,000
1-month LIBOR minus 0.065%, 2.337%*, 8/28/2019	50,000,000	50,000,000
1-month LIBOR minus 0.055%, 2.346%*, 1/14/2020	162,500,000	162,500,000
1-month LIBOR minus 0.025%, 2.358%*, 4/20/2020	68,000,000	68,000,000
1-month LIBOR minus 0.060%, 2.361%*, 12/6/2019	160,000,000	160,000,000
1-month LIBOR minus 0.040%, 2.362%*, 8/26/2019	100,000,000	99,999,991
3-month LIBOR minus 0.200%, 2.384%*, 1/10/2020	140,000,000	140,000,000
1-month LIBOR minus 0.020%, 2.393%*, 5/12/2020	125,000,000	125,000,000
3-month LIBOR minus 0.020%, 2.401%*, 1/16/2020	225,000,000	225,000,000
2.406%**, 11/15/2019	220,000,000	218,013,272
2.408%**, 10/22/2019	200,000,000	198,509,028
2.408%**, 10/30/2019	40,000,000	39,680,694
2.411%**, 8/14/2019	320,000,000	319,069,938
2.423%**, 7/9/2019	35,000,000	34,981,411
SOFR plus 0.005%, 2.425%*, 1/17/2020	137,500,000	137,500,000
2.433%**, 9/25/2019	525,000	521,990
1-month LIBOR minus 0.010%, 2.43%*, 9/1/2020	75,000,000	75,000,000
SOFR plus 0.020%, 2.44%*, 8/27/2019	50,000,000	50,000,000
3-month LIBOR minus 0.120%, 2.442%*, 11/12/2019	75,000,000	75,000,000
2.443%**, 7/19/2019	75,000,000	74,909,625
2.443%**, 8/15/2019	25,000,000	24,924,688
SOFR plus 0.025%, 2.445%*, 9/20/2019	100,000,000	100,000,000
SOFR plus 0.030%, 2.45%*, 10/9/2019	172,000,000	172,000,000
SOFR plus 0.035%, 2.455%*, 2/21/2020	100,000,000	100,000,000
SOFR plus 0.035%, 2.455%*, 5/8/2020	232,000,000	232,000,000
SOFR plus 0.035%, 2.455%*, 6/19/2020	123,750,000	123,750,000
3-month LIBOR minus 0.135%, 2.469%*, 4/13/2020	100,000,000	100,000,000
SOFR plus 0.050%, 2.47%*, 1/17/2020	20,000,000	20,000,000
2.474%**, 7/9/2019	15,000,000	14,991,867
2.474%**, 7/11/2019	22,000,000	21,985,089
SOFR plus 0.060%, 2.48%*, 9/10/2019	140,000,000	140,000,000
SOFR plus 0.065%, 2.485%*, 11/15/2019	131,750,000	131,750,000
2.486%**, 9/11/2019	350,000,000	348,283,600
SOFR plus 0.075%, 2.495%*, 6/11/2021	106,000,000	106,000,000
SOFR plus 0.105%, 2.525%*, 10/1/2020	65,000,000	65,000,000
2.58%, 3/30/2020	240,000,000	240,000,000
2.717%**, 11/12/2019	25,000,000	24,750,611
Federal Home Loan Mortgage Corp.:
1-month LIBOR minus 0.100%, 2.312%*, 8/8/2019	274,500,000	274,496,249
1-month LIBOR minus 0.100%, 2.313%*, 8/12/2019	90,000,000	89,998,612
2.373%**, 10/17/2019	250,000,000	248,245,000
2.4%, 6/12/2020	175,000,000	175,000,000
SOFR minus 0.010%, 2.41%*, 8/5/2019	300,000,000	300,000,000
SOFR plus 0.010%, 2.43%*, 7/9/2019	75,000,000	75,000,000
SOFR plus 0.010%, 2.43%*, 7/11/2019	75,000,000	75,000,000
SOFR plus 0.010%, 2.43%*, 11/1/2019	80,000,000	80,000,000
SOFR plus 0.010%, 2.43%*, 2/21/2020	150,000,000	150,000,000

The accompanying notes are an integral part of the financial statements.

June 30, 2019 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 15

Government & Agency Obligations, continued

Repurchase Agreements, continued

	Principal Amount	Value
SOFR plus 0.020%, 2.44%*, 2/28/2020	$135,000,000	$135,000,000
SOFR plus 0.020%, 2.44%*, 6/5/2020	250,000,000	250,000,000
SOFR plus 0.030%, 2.45%*, 5/8/2020	75,000,000	75,000,000
SOFR plus 0.030%, 2.45%*, 8/21/2020	130,000,000	130,000,000
2.5%, 5/22/2020	158,500,000	158,500,000
Federal National Mortgage Association:
1.75%, 9/12/2019	490,000	489,087
SOFR plus 0.060%, 2.48%*, 7/30/2020	75,000,000	75,000,000
SOFR plus 0.070%, 2.49%*, 10/30/2019	40,000,000	40,000,000
SOFR plus 0.075%, 2.495%*, 10/30/2020	83,000,000	83,000,000
SOFR plus 0.010%, 2.52%*, 4/30/2020	32,750,000	32,750,000
		8,717,725,592
U.S. Treasury Obligations 1.9%
U.S. Treasury Bills:
2.312%**, 10/10/2019	165,000,000	163,944,550
2.417%**, 10/3/2019	944,000	938,125
U.S. Treasury Floating Rate Notes, 3-month U.S. Treasury Bill Money Market Yield plus 0.048%, 2.144%*, 10/31/2019	150,000,000	150,046,603
		314,929,278
Total Government & Agency Obligations (Cost $9,032,654,870)		9,032,654,870

Repurchase Agreements 46.4%
Barclays Capital, Inc., 2.50%, dated 6/28/2019, to be repurchased at $1,150,239,583 on 7/01/2019(a)	1,150,000,000	1,150,000,000
BNP Paribas SA, 2.48%, dated 6/28/2019, to be repurchased at $622,497,623 on 7/01/2019(b)	622,369,000	622,369,000
Citigroup Global Markets, Inc., 2.30%, dated 6/28/2019, to be repurchased at $150,028,750 on 7/01/2019(c)	150,000,000	150,000,000
Citigroup Global Markets, Inc., 2.35%, dated 6/28/2019, to be repurchased at $500,097,917 on 7/01/2019(d)	500,000,000	500,000,000
Citigroup Global Markets, Inc., 2.48%, dated 6/28/2019, to be repurchased at $41,759,629 on 7/01/2019(e)	41,751,000	41,751,000
Fixed Income Clearing Corp., 2.30%, dated 6/28/2019, to be repurchased at $500,095,833 on 7/01/2019(f)	500,000,000	500,000,000
Fixed Income Clearing Corp., 2.50%, dated 6/28/2019, to be repurchased at $3,200,666,667 on 7/01/2019(g)	3,200,000,000	3,200,000,000
HSBC Securities, Inc., 2.50%, dated 6/28/2019, to be repurchased at $21,054,385 on 7/01/2019(h)	21,050,000	21,050,000
Merrill Lynch & Co., Inc., 2.35%, dated 6/28/2019, to be repurchased at $100,019,583 on 7/01/2019(i)	100,000,000	100,000,000
The Goldman Sachs & Co., 1.95%, dated 6/28/2019, to be repurchased at $500,081,250 on 7/01/2019(j)	500,000,000	500,000,000
Wells Fargo Bank, 2.50%, dated 6/28/2019, to be repurchased at $500,104,167 on 7/01/2019(k)	233,300,000	233,300,000
Wells Fargo Bank, 2.52%, dated 6/28/2019, to be repurchased at $676,483,032 on 7/01/2019(l)	676,341,000	676,341,000
Total Repurchase Agreements (Cost $7,694,811,000)		7,694,811,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $16,727,465,870)	100.8	16,727,465,870
Other Assets and Liabilities, Net	(0.8)	(128,439,531)
Net Assets	100.0	$16,599,026,339

* Floating rate security. These securities are shown at their current rate as of June 30, 2019.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
447,009,800	U.S. Treasury Bond	3.00	09/30/2025	480,565,968
625,595,900	U.S. Treasury Notes	2.875–3.125	5/15/2043–8/15/2044	692,434,119
Total Collateral Value				1,173,000,087

The accompanying notes are an integral part of the financial statements.

16 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2019 (unaudited)

(b) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
173,724,700	U.S. Treasury Bills	Zero Coupon	3/26/2020–6/18/2020	170,791,302
130,818,300	U.S. Treasury Bonds	2.5–3.625	2/15/2020–5/15/2024	134,898,930
116,163,700	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2020	125,336,985
203,775,300	U.S. Treasury Notes	1.25–2.625	5/31/2020–10/31/2021	203,789,178
Total Collateral Value				634,816,395

(c) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
153,494,200	U.S. Treasury Bills	Zero Coupon	8/13/2019–8/29/2019	152,999,532
400	U.S. Treasury Bond	3.625	2/15/2044	489
Total Collateral Value				153,000,021

(d) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
511,376,100	U.S. Treasury Bills	Zero Coupon	8/13/2019–8/22/2019	509,995,901
3,400	U.S. Treasury Bond	3.625	2/15/2044	4,155
Total Collateral Value				510,000,056

(e) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
42,723,400	U.S. Treasury Bills	Zero Coupon	8/13/2019–8/22/2019	42,585,953
100	U.S. Treasury Bond	3.625	2/15/2044	122
Total Collateral Value				42,586,075

(f) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
225,000,000	U.S. Treasury Bond	0.125	7/15/20122	249,238,575
258,365,000	U.S. Treasury Notes	1.75–1.875	6/15/2022–7/31/2022	260,762,045
Total Collateral Value				510,000,620

(g) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
225,000,000	U.S. Treasury Bonds	2.00–2.875	11/15/2026–5/15/2028	233,781,650
2,929,555,000	U.S. Treasury Notes	1.625–3	3/31/2025–5/15/2026	3,030,222,914
Total Collateral Value				3,264,004,564

(h) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
16,440,500	U.S. Treasury Notes	1.00–2.75	10/15/2019–6/30/2025	17,516,301
6,112,405	U.S. Treasury STRIPS	Zero Coupon	8/15/2022–5/15/2043	3,954,699
Total Collateral Value				21,471,000

(i) Collateralized by $100,949,700 U.S. Treasury Notes, with the various coupon rates from 1.875–2%, with various maturity dates of 12/31/2021–8/31/2022 with a value of $102,000,079.

The accompanying notes are an integral part of the financial statements.

June 30, 2019 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

(j) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
404,334,100	U.S. Treasury Notes	0.875–2.625	7/31/2019–6/30/2023	421,684,838
122,574,407	U.S. Treasury STRIPS	Zero Coupon	2/15/2021–5/15/2034	88,315,162
Total Collateral Value				510,000,000

(k) Collateralized by $237,656,784 U.S. Treasury Notes, with the various coupon rates from 1.375–1.75%, with various maturity dates of 1/1/2034–5/1/2049 with a value of $237,966,014.

(l) Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
84,408,269	Federal Home Loan Mortgage Corp.	3.00–4.5	4/1/2034–05/1/2049	86,771,654
585,577,464	Federal National Mortgage Association	2.5–5.00	6/1/2029–6/1/2049	603,096,167
Total Collateral Value				689,867,821

LIBOR: London Interbank Offered Rate

SOFR: Secured Overnight Financing Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(m)	$—	$9,032,654,870	$—	$9,032,654,870
Repurchase Agreements	$—	$7,694,811,000	$—	$7,694,811,000
Total	$—	$16,727,465,870	$—	$16,727,465,870

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities (unaudited)
as of June 30, 2019

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$9,032,654,870
Repurchase agreements, valued at amortized cost	7,694,811,000
Interest receivable	20,675,071
Other assets	467,498
TOTAL ASSETS	16,748,608,439
LIABILITIES:
Cash overdraft	135,258,224
Payable for investments purchased	13,413,534
Accrued investment advisory fee	178,676
Accrued Trustees’ fees	94,450
Other accrued expenses and payables	637,216
TOTAL LIABILITIES	149,582,100
NET ASSETS, AT VALUE	$16,599,026,339

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Income:
Interest	$196,659,744
EXPENSES:
Management fee	7,990,759
Administration fee	2,421,840
Custodian fee	84,973
Professional fees	198,859
Reports to shareholders	23,468
Trustees’ fees and expenses	434,181
Other	397,860
Total expenses before expense reductions	11,551,940
Expense reductions	(6,620,174)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	4,931,766
NET INVESTMENT INCOME	191,727,978
Net realized gain (loss) from investments	(157,308)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$191,570,670

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 19

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$191,727,978	$317,142,521
Net realized gain (loss)	(157,308)	(59,287)
Net increase (decrease) in net assets resulting from operations	191,570,670	317,083,234
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	35,590,693,926	67,371,988,036
Value of capital withdrawn	(34,903,705,487)	(69,141,070,041)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	686,988,439	(1,769,082,005)
INCREASE (DECREASE) IN NET ASSETS	878,559,109	(1,451,998,771)
Net assets at beginning of period	15,720,467,230	17,172,466,001
Net assets at end of period	$16,599,026,339	$15,720,467,230

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Financial Highlights

	Six Months Ended 6/30/19 (unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	16,599		15,720	17,172	11,975	18,021	19,918
Ratio of expenses before expense reductions (%)	.14	*	.14	.14	.16	.17	.17
Ratio of expenses after expense reductions (%)	.06	*	.10	.11	.11	.14	.14
Ratio of net investment income (%)	2.38	*	1.76	.83	.32	.11	.05
Total Return (%)(a),(b)	1.18	**	1.78	.81	.32	.11	.05

(a)         Total return would have been lower had certain expenses not been reduced.

(b)         Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

*                 Annualized

**          Not annualized

The accompanying notes are an integral part of the financial statements.

June 30, 2019 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 21

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2019, DWS Government Cash Management Fund, DWS Government Cash Reserves Fund Institutional and DWS Government Money Market Series owned approximately 5%, 3% and 90%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2019, the Portfolio held repurchase agreements with a gross value of $7,694,811,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2019, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $16,727,465,870.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2018 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

22 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2019 (unaudited)

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Portfolio’s average daily net assets.

For the period from January 1, 2019 through April 30, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Portfolio’s average daily net assets.

For the period from January 1, 2019 through January 10, 2019, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.08% of the Portfolio’s average daily net assets.

Effective January 11, 2019 through June 30, 2019, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.06% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2019, fees waived and/or expenses reimbursed are $6,620,174.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2019, the Administration Fee was $2,421,840, of which $410,431 is unpaid.

Filing Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2019, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $2,787, of which $1,572 is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2019.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or (614) 470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: (240) 497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (and successor Forms). Effective March 31, 2019, Form N-PORT replaced Form N-Q, and includes complete Schedules of Portfolio Holdings for the first and third fiscal quarters. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0619

Semiannual Report

JUNE 30, 2019

ProFunds VP

Asia 30

Banks

Basic Materials

Bear

Biotechnology

Bull

Consumer Goods

Consumer Services

Dow 30

Emerging Markets

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

Telecommunications

U.S. Government Plus

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

Utilities

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the ProFunds’ VP website at ProFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as banks & insurance companies).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account that you invest in through your financial intermediary.

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Asia 30
9	ProFund VP Banks
14	ProFund VP Basic Materials
19	ProFund VP Bear
23	ProFund VP Biotechnology
28	ProFund VP Bull
39	ProFund VP Consumer Goods
45	ProFund VP Consumer Services
52	ProFund VP Dow 30
56	ProFund VP Emerging Markets
62	ProFund VP Europe 30
67	ProFund VP Falling U.S. Dollar
72	ProFund VP Financials
80	ProFund VP Government Money Market
84	ProFund VP Health Care
90	ProFund VP Industrials
97	ProFund VP International
101	ProFund VP Internet
106	ProFund VP Japan
110	ProFund VP Large-Cap Growth
119	ProFund VP Large-Cap Value
129	ProFund VP Mid-Cap
133	ProFund VP Mid-Cap Growth
141	ProFund VP Mid-Cap Value
149	ProFund VP Nasdaq-100
155	ProFund VP Oil & Gas
161	ProFund VP Pharmaceuticals
166	ProFund VP Precious Metals
170	ProFund VP Real Estate
176	ProFund VP Rising Rates Opportunity
180	ProFund VP Semiconductor
185	ProFund VP Short Dow 30
189	ProFund VP Short Emerging Markets
193	ProFund VP Short International
197	ProFund VP Short Mid-Cap
201	ProFund VP Short Nasdaq-100
205	ProFund VP Short Small-Cap
209	ProFund VP Small-Cap
228	ProFund VP Small-Cap Growth
237	ProFund VP Small-Cap Value
248	ProFund VP Technology
254	ProFund VP Telecommunications
259	ProFund VP U.S. Government Plus
264	ProFund VP UltraBull
275	ProFund VP UltraMid-Cap
285	ProFund VP UltraNasdaq-100
291	ProFund VP UltraShort Dow 30
295	ProFund VP UltraShort Nasdaq-100
299	ProFund VP UltraSmall-Cap
319	ProFund VP Utilities
325	Notes to Financial Statements
355	Expense Examples

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Message from the Chairman

Dear Shareholder:

I am pleased to present the semiannual report to shareholders of ProFunds VP Trust for the six months ended June 30, 2019.

Strong Rally in Equity Markets Around the World

Following a challenging 2018 year-end, when equity markets around the world experienced their worst declines since the financial crisis, stocks staged an impressive rally in the first half of 2019. Partly driving this rally was a sharp about-face by the U.S. Federal Reserve (Fed). The Fed, which had steadily raised the Fed Funds rate during 2018, paused its rate-hike campaign in January in response to evidence of slowing global growth. As the year unfolded and the likelihood of an economic slowdown coupled with continued trade tensions increased, the Fed became more dovish, indicating that a rate cut might be possible in the second half. Markets reacted positively to this guidance and both stocks and bonds posted strong gains for the six-month period.

Large-cap stocks posted double-digit gains over the six-month period, with the S&P 500® and the Dow Jones Industrial Average returning 18.5% and 15.4%, respectively, while the tech-heavy Nasdaq-100 was up 21.9%. Mid-cap and small-cap stocks also delivered impressive results, with the S&P MidCap 400® rising 18.0% and the Russell 2000® gaining 17.0%.

The economy continued to grow, with real GDP increasing at an annual rate of 2.1% in the second quarter of 2019, according to an advance estimate released by the Bureau of Economic Analysis. This is down from the first quarter of 2019, which saw GDP increase by 3.1%.

All 10 Dow Jones U.S. Industry Indexes had strong gains for the period. Information technology, industrials and consumer services were the strongest sectors, with gains of 24.8%, 24.4% and 21.3%, respectively. The laggards were the health care, oil and gas, and telecom sectors, up 8.8%, 12.4% and 12.1%, respectively.

International markets also rallied, shaking off fears of slowing global growth, continued trade tensions and geopolitical uncertainties. Central banks in Europe and Asia cited these risks as they held rates steady while others even cut rates. The MSCI EAFE Index, which includes developed markets outside the United States, rose 14.0% during the period. The MSCI Europe Index gained 15.8%, while Japan’s Nikkei 225 Index rose 10.0%. Emerging markets were up 11.2%, as measured by the S&P/BNY Mellon Emerging 50 ADR Index (USD). Latin American stocks were the laggards during the six-month period, gaining 8.9%, as measured by the S&P/BNY Mellon Latin America 35 ADR Index (USD). The U.S. dollar was down slightly, off 0.8% for the six-month period.

U.S. Fixed Income Strong

U.S. fixed income markets reacted positively to the Fed’s dovish stance on future interest rate moves. The broad investment-grade fixed income market was up 6.1%, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index® . All sectors of the bond market posted gains, with long-dated Treasurys delivering the strongest performance, up 12.1%, as measured by the Ryan Labs 30 Year Treasury Index. Meanwhile, the Ryan Labs 10 Year Treasury Index rose 7.5%. Corporate credit also delivered robust returns, with the Markit iBoxx® $ Liquid Investment Grade Index rising 11.9% and the Markit iBoxx® $ Liquid High Yield Index climbing 10.1%.

ProFunds VP Trust Results Mirror Broader Markets

Strong returns and healthy inflows during the period led to a nearly 20% increase in ProFunds VP assets under management. Large-cap equity funds saw the strongest inflows, while the Government Money Market ProFund saw outflows as investors redeployed their money into rallying equity and fixed income funds.

We appreciate the trust you have placed in us by choosing ProFunds VP and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Financial Statements and Financial Highlights

4 :: ProFund VP Asia 30 :: Financial Statements

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	9.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
China Mobile, Ltd.	5.3%
HDFC Bank, Ltd.	4.8%
BHP Billiton PLC	4.7%

ProFunds Asia 30® Index — Composition

Industry Breakdown	% of Index
Consumer Discretionary	27%
Communication Services	17%
Financials	15%
Information Technology	14%
Materials	12%
Energy	7%
Health Care	4%
Industrials	2%
Utilities	2%

Country Composition
China	56%
India	13%
Australia	9%
Hong Kong	8%
Taiwan	8%
South Korea	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	8,838	$549,458
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	12,747	2,159,978
Baidu, Inc.*ADR (Interactive Media & Services)	4,836	567,553
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)(a)	9,493	473,321
Beigene, Ltd.*ADR (Biotechnology)	3,750	464,813
BHP Billiton PLCADR (Metals & Mining)	21,830	1,115,731
BHP Billiton, Ltd.ADR (Metals & Mining)(a)	19,090	1,109,320
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	27,673	1,253,310
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	11,836	807,215
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)(a)	5,753	980,023
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	18,835	695,200
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	12,167	455,897
GDS Holdings, Ltd.*ADR (IT Services)	19,668	738,927
HDFC Bank, Ltd.ADR (Banks)(a)	8,749	1,137,721
ICICI Bank, Ltd.ADR (Banks)	62,173	782,758
Infosys Technologies, Ltd.ADR (IT Services)	73,850	790,195
iQIYI, Inc.*ADR (Entertainment)	31,836	657,413
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	31,836	964,312
KB Financial Group, Inc.ADR (Banks)	12,336	487,025
Korea Electric Power Corp.*ADR (Electric Utilities)(a)	36,502	405,172
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	27,086	588,308
Netease.com, Inc.ADR (Entertainment)	2,496	638,402
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	9,168	885,445
Noah Holdings, Ltd.*ADR (Capital Markets)	10,332	439,627
POSCOADR (Metals & Mining)	10,003	530,760
Qudian, Inc.*ADR (Consumer Finance)	90,097	675,728
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	45,504	1,782,392
TAL Education Group*ADR (Diversified Consumer Services)	19,667	749,313
Weibo Corp.*ADR (Interactive Media & Services)	8,750	381,063
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	30,419	581,611
TOTAL COMMON STOCKS (Cost $12,179,109)		23,847,991
Collateral for Securities Loaned (4.6%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(b)	628,285	628,285
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(b)	456,153	456,153
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,084,438)		1,084,438
TOTAL INVESTMENT SECURITIES (Cost $13,263,547)—104.7%		24,932,429
Net other assets (liabilities)—(4.7)%		(1,124,238)
NET ASSETS—100.0%		$23,808,191

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 5

*                      Non-income producing security.

(a)              All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $1,056,894.

(b)              Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

ADR         American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$581,611	2.4%
Banks	2,407,504	10.1%
Biotechnology	464,813	2.0%
Capital Markets	439,627	1.8%
Consumer Finance	675,728	2.8%
Diversified Consumer Services	1,634,758	6.9%
Electric Utilities	405,172	1.7%
Entertainment	1,295,815	5.4%
Hotels, Restaurants & Leisure	588,308	2.5%
Interactive Media & Services	1,498,074	6.3%
Internet & Direct Marketing Retail	4,292,811	18.1%
IT Services	1,529,122	6.4%
Metals & Mining	2,755,811	11.6%
Oil, Gas & Consumable Fuels	1,787,238	7.5%
Pharmaceuticals	455,897	1.9%
Semiconductors & Semiconductor Equipment	1,782,392	7.5%
Wireless Telecommunication Services	1,253,310	5.2%
Other**	(39,800)	(0.1)%
Total	$23,808,191	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2019:

		% of
	Value	Net Assets
Australia	$2,225,051	9.3%
China	13,409,402	56.3%
Hong Kong	1,841,618	7.7%
India	3,166,571	13.3%
South Korea	1,422,957	6.0%
Taiwan	1,782,392	7.5%
Other**	(39,800)	(0.1)%
Total	$23,808,191	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$13,263,547
Securities, at value	24,932,429
Total Investment Securities, at value	24,932,429
Dividends receivable	109,607
Receivable for capital shares issued	28,004
Prepaid expenses	459
TOTAL ASSETS	25,070,499
LIABILITIES:
Payable for capital shares redeemed	2,279
Cash overdraft	120,591
Payable for collateral for securities loaned	1,084,438
Advisory fees payable	13,499
Management services fees payable	1,800
Administration fees payable	1,709
Administrative services fees payable	10,072
Distribution fees payable	13,460
Transfer agency fees payable	1,314
Fund accounting fees payable	962
Compliance services fees payable	174
Other accrued expenses	12,010
TOTAL LIABILITIES	1,262,308
NET ASSETS	$23,808,191
NET ASSETS CONSIST OF:
Capital	$13,572,101
Total distributable earnings (loss)	10,236,090
NET ASSETS	$23,808,191
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	416,983
Net Asset Value (offering and redemption price per share)	$57.10

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$332,007
Interest	520
Foreign tax withholding	(13,100)
Income from securities lending	6,415
TOTAL INVESTMENT INCOME	325,842
EXPENSES:
Advisory fees	98,710
Management services fees	13,161
Administration fees	9,494
Transfer agency fees	7,357
Administrative services fees	28,950
Distribution fees	32,903
Custody fees	7,794
Fund accounting fees	5,504
Trustee fees	330
Compliance services fees	174
Other fees	13,750
Recoupment of prior expenses reduced by the Advisor	4,089
Total Gross Expenses before reductions	222,216
Expenses reduced and reimbursed by the Advisor	(1,104)
TOTAL NET EXPENSES	221,112
NET INVESTMENT INCOME (LOSS)	104,730
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(139,300)
Change in net unrealized appreciation/depreciation on investment securities	3,196,494
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,057,194
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,161,924

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$104,730	$54,139
Net realized gains (losses) on investments	(139,300)	1,316,533
Change in net unrealized appreciation/depreciation on investments	3,196,494	(6,162,799)
Change in net assets resulting from operations	3,161,924	(4,792,127)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(129,308)
Change in net assets resulting from distributions	—	(129,308)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,369,828	30,241,304
Distributions reinvested	—	129,308
Value of shares redeemed	(15,519,470)	(40,347,990)
Change in net assets resulting from capital transactions	850,358	(9,977,378)
Change in net assets	4,012,282	(14,898,813)
NET ASSETS:
Beginning of period	19,795,909	34,694,722
End of period	$23,808,191	$19,795,909
SHARE TRANSACTIONS:
Issued	290,900	501,073
Reinvested	—	2,066
Redeemed	(275,105)	(671,882)
Change in shares	15,795	(168,743)

See accompanying notes to financial statements.

8 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$49.34	$60.88	$47.26	$47.47	$55.06	$55.98
Investment Activities:
Net investment income (loss)(a)	0.22	0.11	0.21	(0.06)	0.46	0.05
Net realized and unrealized gains (losses) on investments	7.54	(11.37)	15.27	0.41	(5.08)	(0.93)
Total income (loss) from investment activities	7.76	(11.26)	15.48	0.35	(4.62)	(0.88)

Distributions to Shareholders From:
Net investment income	—	(0.28)	—	(0.56)	(0.15)	(0.04)
Net realized gains on investments	—	—	(1.86)	—	(2.82)	—
Total distributions	—	(0.28)	(1.86)	(0.56)	(2.97)	(0.04)

Net Asset Value, End of Period	$57.10	$49.34	$60.88	$47.26	$47.47	$55.06

Total Return(b)	15.73%	(18.59)%	32.87%	0.64%	(9.38)%	(1.57)%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%	1.74%	1.70%	1.76%	1.79%	1.74%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.80%	0.19%	0.37%	(0.14)%	0.87%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$23,808	$19,796	$34,695	$22,764	$26,542	$29,912
Portfolio turnover rate(b)(d)	39%	87%	96%	79%	96%	102%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 9

Investment Objective: The ProFund VP Banks seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. BanksSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	30%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	16.9%
Bank of America Corp.	12.0%
Wells Fargo & Co.	8.9%
Citigroup, Inc.	7.6%
U.S. Bancorp	3.7%

Dow Jones U.S. BanksSM Index — Composition

% of Index
Diversified Banks	69%
Regional Banks	30%
Thrifts & Mortgage Finance	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (70.4%)

	Shares	Value
Associated Banc-Corp. (Banks)	516	$10,908
BancorpSouth Bank (Banks)	290	8,422
Bank of America Corp. (Banks)	27,872	808,289
Bank of Hawaii Corp. (Banks)	129	10,695
Bank OZK (Banks)	382	11,494
BankUnited, Inc. (Banks)	311	10,493
BB&T Corp. (Banks)	2,415	118,649
BOK Financial Corp. (Banks)	100	7,548
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	444	6,114
Cathay General Bancorp, Inc. (Banks)	241	8,654
Chemical Financial Corp. (Banks)	226	9,291
CIT Group, Inc. (Banks)	304	15,972
Citigroup, Inc. (Banks)	7,290	510,520
Citizens Financial Group, Inc. (Banks)	1,445	51,095
Comerica, Inc. (Banks)	486	35,303
Commerce Bancshares, Inc. (Banks)	311	18,554
Cullen/Frost Bankers, Inc. (Banks)	199	18,638
East West Bancorp, Inc. (Banks)	458	21,421
F.N.B. Corp. (Banks)	1,023	12,041
Fifth Third Bancorp (Banks)	2,293	63,975
First Citizens BancShares, Inc.—Class A (Banks)	27	12,157
First Financial Bankshares, Inc. (Banks)	427	13,147
First Hawaiian, Inc. (Banks)	286	7,399
First Horizon National Corp. (Banks)	995	14,849
First Republic Bank (Banks)	519	50,680
Fulton Financial Corp. (Banks)	532	8,709
Glacier Bancorp, Inc. (Banks)	266	10,786
Hancock Holding Co. (Banks)	270	10,816
Home BancShares, Inc. (Banks)	486	9,360
Huntington Bancshares, Inc. (Banks)	3,298	45,578
IBERIABANK Corp. (Banks)	172	13,046
International Bancshares Corp. (Banks)	172	6,486
Investors Bancorp, Inc. (Banks)	720	8,028
JPMorgan Chase & Co. (Banks)	10,225	1,143,156
KeyCorp (Banks)	3,178	56,410
M&T Bank Corp. (Banks)	430	73,130
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,472	14,690
PacWest Bancorp (Banks)	375	14,561
People’s United Financial, Inc. (Banks)	1,243	20,858
Pinnacle Financial Partners, Inc. (Banks)	228	13,105
PNC Financial Services Group, Inc. (Banks)	1,423	195,349
Popular, Inc. (Banks)	305	16,543
Prosperity Bancshares, Inc. (Banks)	209	13,804
Regions Financial Corp. (Banks)	3,194	47,718
Signature Bank (Banks)	174	21,026
Sterling Bancorp (Banks)	661	14,066
SunTrust Banks, Inc. (Banks)	1,400	87,990
SVB Financial Group* (Banks)	165	37,057
Synovus Financial Corp. (Banks)	497	17,395
TCF Financial Corp. (Banks)	518	10,769
Texas Capital Bancshares, Inc.* (Banks)	158	9,696
TFS Financial Corp. (Thrifts & Mortgage Finance)	167	3,018
Trustmark Corp. (Banks)	204	6,783
U.S. Bancorp (Banks)	4,719	247,277
UMB Financial Corp. (Banks)	139	9,149
Umpqua Holdings Corp. (Banks)	694	11,513
United Bankshares, Inc. (Banks)	322	11,943
Valley National Bancorp (Banks)	1,045	11,265
Washington Federal, Inc. (Thrifts & Mortgage Finance)	253	8,837
Webster Financial Corp. (Banks)	291	13,901
Wells Fargo & Co. (Banks)	12,752	603,426
Western Alliance Bancorp* (Banks)	303	13,550
Wintrust Financial Corp. (Banks)	179	13,096
Zions Bancorp (Banks)	575	26,439
TOTAL COMMON STOCKS (Cost $1,217,157)		4,756,637

Repurchase Agreements(a) (3.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $245,047	$245,000	$245,000
TOTAL REPURCHASE AGREEMENTS (Cost $245,000)		245,000
TOTAL INVESTMENT SECURITIES (Cost $1,462,157)—74.0%		5,001,637
Net other assets (liabilities)—26.0%		1,756,192
NET ASSETS—100.0%		$6,757,829

See accompanying notes to financial statements.

10 :: ProFund VP Banks :: Financial Statements

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/23/19	2.87%	$2,006,892	$6,892

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Banks	$4,723,978	69.9%
Thrifts & Mortgage Finance	32,659	0.5%
Other**	2,001,192	29.6%
Total	$6,757,829	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$1,462,157
Securities, at value	4,756,637
Repurchase agreements, at value	245,000
Total Investment Securities, at value	5,001,637
Cash	558
Dividends and interest receivable	6,428
Unrealized appreciation on swap agreements	6,892
Receivable for capital shares issued	116,603
Receivable for investments sold	1,644,916
Prepaid expenses	131
TOTAL ASSETS	6,777,165
LIABILITIES:
Payable for capital shares redeemed	3,261
Advisory fees payable	4,050
Management services fees payable	540
Administration fees payable	487
Administrative services fees payable	2,737
Distribution fees payable	2,802
Transfer agency fees payable	374
Fund accounting fees payable	289
Compliance services fees payable	46
Other accrued expenses	4,750
TOTAL LIABILITIES	19,336
NET ASSETS	$6,757,829
NET ASSETS CONSIST OF:
Capital	$8,411,033
Total distributable earnings (loss)	(1,653,204)
NET ASSETS	$6,757,829
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	273,075
Net Asset Value (offering and redemption price per share)	$24.75

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$103,486
Interest	2,848
TOTAL INVESTMENT INCOME	106,334
EXPENSES:
Advisory fees	27,268
Management services fees	3,636
Administration fees	3,002
Transfer agency fees	2,323
Administrative services fees	10,315
Distribution fees	9,089
Custody fees	524
Fund accounting fees	1,835
Trustee fees	106
Compliance services fees	46
Other fees	3,777
Total Gross Expenses before reductions	61,921
Expenses reduced and reimbursed by the Advisor	(840)
TOTAL NET EXPENSES	61,081
NET INVESTMENT INCOME (LOSS)	45,253
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	501,136
Net realized gains (losses) on swap agreements	104,052
Change in net unrealized appreciation/depreciation on investment securities	386,980
Change in net unrealized appreciation/depreciation on swap agreements	1,432
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	993,600
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,038,853

See accompanying notes to financial statements.

12 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$45,253	$67,297
Net realized gains (losses) on investments	605,188	(45,469)
Change in net unrealized appreciation/depreciation on investments	388,412	(2,163,843)
Change in net assets resulting from operations	1,038,853	(2,142,015)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(45,033)
Change in net assets resulting from distributions	—	(45,033)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,595,361	31,589,280
Distributions reinvested	—	45,033
Value of shares redeemed	(6,415,081)	(37,516,967)
Change in net assets resulting from capital transactions	(819,720)	(5,882,654)
Change in net assets	219,133	(8,069,702)
NET ASSETS:
Beginning of period	6,538,696	14,608,398
End of period	$6,757,829	$6,538,696
SHARE TRANSACTIONS:
Issued	233,931	1,198,665
Reinvested	—	1,748
Redeemed	(267,686)	(1,454,736)
Change in shares	(33,755)	(254,323)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$21.31	$26.03	$22.14	$18.02	$18.15	$16.46
Investment Activities:
Net investment income (loss)(a)	0.15	0.15	0.08	0.09	0.04	0.03
Net realized and unrealized gains (losses) on investments	3.29	(4.79)	3.87	4.08	(0.12)	1.68
Total income (loss) from investment activities	3.44	(4.64)	3.95	4.17	(0.08)	1.71
Distributions to Shareholders From:
Net investment income	—	(0.08)	(0.06)	(0.05)	(0.05)	(0.02)
Net Asset Value, End of Period	$24.75	$21.31	$26.03	$22.14	$18.02	$18.15
Total Return(b)	16.14%	(17.90)%	17.92%	23.23%	(0.43)%	10.38%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%	1.71%	1.69%	1.68%	1.69%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.24%	0.57%	0.36%	0.50%	0.21%	0.18%
Supplemental Data:
Net assets, end of period (000’s)	$6,758	$6,539	$14,608	$14,273	$8,533	$8,413
Portfolio turnover rate(b)(d)	116%	324%	319%	362%	451%	437%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14 :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	2%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	16.7%
DuPont de Nemours, Inc.	8.6%
Ecolab, Inc.	7.7%
Air Products & Chemicals, Inc.	7.6%
Dow, Inc.	5.6%

Dow Jones U.S. Basic MaterialsSM Index — Composition

% of Index
Chemicals	84%
Metals & Mining	16%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.1%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,427	$1,002,140
Albemarle Corp. (Chemicals)	2,131	150,044
Alcoa Corp.* (Metals & Mining)	3,731	87,343
Allegheny Technologies, Inc.* (Metals & Mining)	2,534	63,857
Ashland Global Holdings, Inc. (Chemicals)	1,261	100,842
Axalta Coating Systems, Ltd.* (Chemicals)	4,199	125,004
Cabot Corp. (Chemicals)	1,176	56,107
Carpenter Technology Corp. (Metals & Mining)	953	45,725
Celanese Corp.—Series A (Chemicals)	2,546	274,459
CF Industries Holdings, Inc. (Chemicals)	4,446	207,673
Commercial Metals Co. (Metals & Mining)	2,371	42,322
Compass Minerals International, Inc. (Metals & Mining)	681	37,421
Corteva, Inc. (Chemicals)	15,058	445,265
Domtar Corp. (Paper & Forest Products)	1,269	56,509
Dow, Inc. (Chemicals)	15,058	742,510
DuPont de Nemours, Inc. (Chemicals)	15,058	1,130,404
Eastman Chemical Co. (Chemicals)	2,787	216,912
Ecolab, Inc. (Chemicals)	5,100	1,006,944
Element Solutions, Inc.* (Chemicals)	4,765	49,270
FMC Corp. (Chemicals)	2,648	219,652
Freeport-McMoRan, Inc. (Metals & Mining)	29,171	338,675
GCP Applied Technologies, Inc.* (Chemicals)	1,459	33,032
H.B. Fuller Co. (Chemicals)	1,023	47,467
Huntsman Corp. (Chemicals)	4,220	86,257
Ingevity Corp.* (Chemicals)	841	88,448
International Flavors & Fragrances, Inc. (Chemicals)	2,038	295,693
Linde PLC (Chemicals)	10,914	2,191,530
LyondellBasell Industries N.V.—Class A (Chemicals)	6,107	525,996
Minerals Technologies, Inc. (Chemicals)	709	37,939
NewMarket Corp. (Chemicals)	175	70,165
Newmont Mining Corp. (Metals & Mining)	16,482	634,062
Nucor Corp. (Metals & Mining)	6,129	337,708
Olin Corp. (Chemicals)	3,315	72,632
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,592	38,367
PolyOne Corp. (Chemicals)	1,565	49,125
PPG Industries, Inc. (Chemicals)	4,748	554,139
Reliance Steel & Aluminum Co. (Metals & Mining)	1,352	127,926
Royal Gold, Inc. (Metals & Mining)	1,318	135,082
RPM International, Inc. (Chemicals)	2,636	161,086
Sensient Technologies Corp. (Chemicals)	851	62,531
Steel Dynamics, Inc. (Metals & Mining)	4,469	134,964
The Chemours Co. (Chemicals)	3,297	79,128
The Mosaic Co. (Chemicals)	7,137	178,639
The Scotts Miracle-Gro Co.—Class A (Chemicals)	792	78,012
Trinseo SA (Chemicals)	821	34,761
United States Steel Corp. (Metals & Mining)	3,467	53,080
Valvoline, Inc. (Chemicals)	3,784	73,902
W.R. Grace & Co. (Chemicals)	1,346	102,444
Westlake Chemical Corp. (Chemicals)(a)	724	50,289
Worthington Industries, Inc. (Metals & Mining)	784	31,564
TOTAL COMMON STOCKS (Cost $6,256,722)		12,765,046

Repurchase Agreements(b) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $272,052	$272,000	$272,000
TOTAL REPURCHASE AGREEMENTS (Cost $272,000)		272,000

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	26,573	$26,573
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	19,293	19,293
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $45,866)		45,866
TOTAL INVESTMENT SECURITIES (Cost $6,574,588)—99.5%		13,082,912
Net other assets (liabilities)—0.5%		67,626
NET ASSETS—100.0%		$13,150,538

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 15

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $44,871.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	7/23/19	2.87%	$275,982	$3,181

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Chemicals	$10,600,441	80.7%
Metals & Mining	2,069,729	15.7%
Oil, Gas & Consumable Fuels	38,367	0.3%
Paper & Forest Products	56,509	0.4%
Other**	385,492	2.9%
Total	$13,150,538	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

16 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$6,574,588
Securities, at value	12,810,912
Repurchase agreements, at value	272,000
Total Investment Securities, at value	13,082,912
Cash	874
Dividends and interest receivable	16,377
Unrealized appreciation on swap agreements	3,181
Receivable for capital shares issued	181,517
Prepaid expenses	215
TOTAL ASSETS	13,285,076
LIABILITIES:
Payable for capital shares redeemed	57,684
Payable for collateral for securities loaned	45,866
Advisory fees payable	7,436
Management services fees payable	992
Administration fees payable	884
Administrative services fees payable	5,688
Distribution fees payable	5,597
Transfer agency fees payable	679
Fund accounting fees payable	507
Compliance services fees payable	81
Other accrued expenses	9,124
TOTAL LIABILITIES	134,538
NET ASSETS	$13,150,538
NET ASSETS CONSIST OF:
Capital	$7,930,896
Total distributable earnings (loss)	5,219,642
NET ASSETS	$13,150,538
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	203,566
Net Asset Value (offering and redemption price per share)	$64.60

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$146,518
Interest	2,793
Income from securities lending	8
TOTAL INVESTMENT INCOME	149,319
EXPENSES:
Advisory fees	46,435
Management services fees	6,191
Administration fees	5,145
Transfer agency fees	3,972
Administrative services fees	17,395
Distribution fees	15,478
Custody fees	824
Fund accounting fees	3,028
Trustee fees	185
Compliance services fees	81
Other fees	6,924
Total Gross Expenses before reductions	105,658
Expenses reduced and reimbursed by the Advisor	(1,645)
TOTAL NET EXPENSES	104,013
NET INVESTMENT INCOME (LOSS)	45,306
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	522,797
Net realized gains (losses) on swap agreements	37,259
Change in net unrealized appreciation/depreciation on investment securities	959,531
Change in net unrealized appreciation/depreciation on swap agreements	(8,864)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,510,723
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,556,029

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 17

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$45,306	$39,914
Net realized gains (losses) on investments	560,056	2,557,125
Change in net unrealized appreciation/depreciation on investments	950,667	(5,984,271)
Change in net assets resulting from operations	1,556,029	(3,387,232)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(67,046)
Change in net assets resulting from distributions	—	(67,046)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,714,297	11,076,802
Distributions reinvested	—	67,046
Value of shares redeemed	(5,290,835)	(29,225,488)
Change in net assets resulting from capital transactions	(576,538)	(18,081,640)
Change in net assets	979,491	(21,535,918)
NET ASSETS:
Beginning of period	12,171,047	33,706,965
End of period	$13,150,538	$12,171,047
SHARE TRANSACTIONS:
Issued	75,324	161,274
Reinvested	—	994
Redeemed	(85,521)	(434,160)
Change in shares	(10,197)	(271,892)

See accompanying notes to financial statements.

18 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$56.94	$69.41	$56.66	$48.01	$56.06	$55.44
Investment Activities:
Net investment income (loss)(a)	0.22	0.14	0.17	0.29	0.28	0.21
Net realized and unrealized gains (losses) on investments	7.44	(12.36)	12.84	8.57	(8.04)	0.73
Total income (loss) from investment activities	7.66	(12.22)	13.01	8.86	(7.76)	0.94
Distributions to Shareholders From:
Net investment income	—	(0.25)	(0.26)	(0.21)	(0.29)	(0.32)
Net Asset Value, End of Period	$64.60	$56.94	$69.41	$56.66	$48.01	$56.06
Total Return(b)	13.47%	(17.66)%	22.96%	18.49%	(13.92)%	1.69%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.74%	1.69%	1.73%	1.76%	1.74%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.73%	0.21%	0.27%	0.56%	0.54%	0.36%
Supplemental Data:
Net assets, end of period (000’s)	$13,151	$12,171	$33,707	$23,131	$12,746	$19,212
Portfolio turnover rate(b)(d)	25%	39%	127%	109%	46%	83%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 19

Investment Objective: The ProFund VP Bear seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(82)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500® — Composition

% of Index
Information Technology	22%
Health Care	15%
Financials	13%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	7%
Energy	5%
Utilities	3%
Real Estate	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%–2.40%, dated 6/28/19, due 7/1/19, total to be received $3,899,743	$3,899,000	$3,899,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,899,000)		3,899,000
TOTAL INVESTMENT SECURITIES (Cost $3,899,000)—101.1%		3,899,000
Net other assets (liabilities)—(1.1)%		(41,622)
NET ASSETS—100.0%		$3,857,378

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $717,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	9/23/19	$(735,813)	$(11,245)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/29/19	(2.72)%	$(2,409,383)	$(13,928)
S&P 500	UBS AG	7/29/19	(2.52)%	(757,168)	(4,317)
				$(3,166,551)	$(18,245)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

20 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$3,899,000
Repurchase agreements, at value	3,899,000
Total Investment Securities, at value	3,899,000
Cash	856
Segregated cash balances for futures contracts with brokers	34,650
Interest receivable	743
Receivable for capital shares issued	380
Prepaid expenses	186
TOTAL ASSETS	3,935,815
LIABILITIES:
Payable for capital shares redeemed	48,204
Unrealized depreciation on swap agreements	18,245
Variation margin on futures contracts	3,088
Advisory fees payable	2,314
Management services fees payable	309
Administration fees payable	288
Administrative services fees payable	1,384
Distribution fees payable	1,324
Transfer agency fees payable	221
Fund accounting fees payable	161
Compliance services fees payable	28
Other accrued expenses	2,871
TOTAL LIABILITIES	78,437
NET ASSETS	$3,857,378
NET ASSETS CONSIST OF:
Capital	$23,828,555
Total distributable earnings (loss)	(19,971,177)
NET ASSETS	$3,857,378
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	131,782
Net Asset Value (offering and redemption price per share)	$29.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$56,033
EXPENSES:
Advisory fees	17,692
Management services fees	2,359
Administration fees	2,001
Transfer agency fees	1,549
Administrative services fees	6,481
Distribution fees	5,897
Custody fees	400
Fund accounting fees	1,152
Trustee fees	77
Compliance services fees	28
Other fees	3,252
Total Gross Expenses before reductions	40,888
Expenses reduced and reimbursed by the Advisor	(164)
TOTAL NET EXPENSES	40,724
NET INVESTMENT INCOME (LOSS)	15,309
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(43,856)
Net realized gains (losses) on swap agreements	(821,048)
Change in net unrealized appreciation/depreciation on futures contracts	(40,637)
Change in net unrealized appreciation/depreciation on swap agreements	4,984
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(900,557)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(885,248)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 21

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,309	$3,463
Net realized gains (losses) on investments	(864,904)	(162,245)
Change in net unrealized appreciation/depreciation on investments	(35,653)	20,054
Change in net assets resulting from operations	(885,248)	(138,728)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,078,320	79,694,865
Value of shares redeemed	(34,470,736)	(79,577,787)
Change in net assets resulting from capital transactions	607,584	117,078
Change in net assets	(277,664)	(21,650)
NET ASSETS:
Beginning of period	4,135,042	4,156,692
End of period	$3,857,378	$4,135,042
SHARE TRANSACTIONS:
Issued	1,099,835	2,530,718
Redeemed	(1,088,262)	(2,536,239)
Change in shares	11,573	(5,521)

See accompanying notes to financial statements.

22 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$34.40		$33.06	$40.30	$46.37	$48.76	$56.83
Investment Activities:
Net investment income (loss)(b)	0.10		0.03	(0.32)	(0.63)	(0.75)	(0.90)
Net realized and unrealized gains (losses) on investments	(5.23)		1.31 (c)	(6.92)	(5.44)	(1.64)	(7.17)
Total income (loss) from investment activities	(5.13)		1.34	(7.24)	(6.07)	(2.39)	(8.07)
Net Asset Value, End of Period	$29.27		$34.40	$33.06	$40.30	$46.37	$48.76
Total Return(d)	(14.91)%		4.05%	(17.97)%	(13.05)%	(4.92)%	(14.25)%
Ratios to Average Net Assets:
Gross expenses(e)	1.74%		1.65%	1.68%	1.68%	1.68%	1.76%
Net expenses(e)	1.73	%(f)	1.65%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.65%		0.08%	(0.88)%	(1.42)%	(1.63)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$3,857		$4,135	$4,157	$6,283	$7,745	$8,588
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)         As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Not annualized for periods less than one year.

(e)          Annualized for periods less than one year.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 23

Investment Objective: The ProFund VP Biotechnology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	20%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	11.0%
AbbVie, Inc.	10.5%
Gilead Sciences, Inc.	8.4%
Celgene Corp.	6.4%
Illumina, Inc.	5.3%

Dow Jones U.S. BiotechnologySM Index — Composition

% of Index
Biotechnology	81%
Life Sciences Tools & Services	18%
Pharmaceuticals	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.8%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	79,429	$5,776,076
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,042	161,503
Agilent Technologies, Inc. (Life Sciences Tools & Services)	16,978	1,267,747
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,745	136,921
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,048	1,578,047
Alkermes PLC* (Biotechnology)	8,429	189,990
Allogene Therapeutics, Inc.* (Biotechnology)(a)	1,044	28,031
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,094	369,621
Amgen, Inc. (Biotechnology)	32,770	6,038,855
Biogen, Inc.* (Biotechnology)	10,418	2,436,458
BioMarin Pharmaceutical, Inc.* (Biotechnology)	9,621	824,039
Bio-Techne Corp. (Life Sciences Tools & Services)	2,035	424,277
Bluebird Bio, Inc.* (Biotechnology)	2,962	376,766
Celgene Corp.* (Biotechnology)	37,893	3,502,828
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,619	371,636
Clovis Oncology, Inc.* (Biotechnology)	2,846	42,320
Exact Sciences Corp.* (Biotechnology)	6,939	819,080
Exelixis, Inc.* (Biotechnology)	16,212	346,450
FibroGen, Inc.* (Biotechnology)	4,120	186,142
Gilead Sciences, Inc. (Biotechnology)	68,303	4,614,550
Illumina, Inc.* (Life Sciences Tools & Services)	7,898	2,907,650
Immunomedics, Inc.* (Biotechnology)	9,260	128,436
Incyte Corp.* (Biotechnology)	9,563	812,472
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,279	101,770
Intrexon Corp.* (Biotechnology)(a)	3,798	29,093
Ionis Pharmaceuticals, Inc.* (Biotechnology)	7,539	484,532
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	8,479	1,364,271
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)(a)	1,052	120,086
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,333	1,119,720
Moderna, Inc.* (Biotechnology)(a)	1,413	20,686
Myriad Genetics, Inc.* (Biotechnology)	3,941	109,481
Nektar Therapeutics* (Pharmaceuticals)	9,365	333,207
Neurocrine Biosciences, Inc.* (Biotechnology)	4,905	414,129
OPKO Health, Inc.* (Biotechnology)	21,497	52,453
Portola Pharmaceuticals, Inc.* (Biotechnology)	3,658	99,242
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,175	314,801
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,225	1,322,425
Sage Therapeutics, Inc.* (Biotechnology)	2,748	503,131
Sarepta Therapeutics, Inc.* (Biotechnology)	3,745	569,053
Seattle Genetics, Inc.* (Biotechnology)	5,807	401,902
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,289	168,035
The Medicines Co.* (Pharmaceuticals)	3,532	128,812
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,902	184,277
United Therapeutics Corp.* (Biotechnology)	2,354	183,753
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,762	2,523,676
TOTAL COMMON STOCKS (Cost $16,037,560)		43,888,430

Repurchase Agreements(b) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%–2.40%, dated 6/28/19, due 7/1/19, total to be received $1,398,266	$1,398,000	$1,398,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,398,000)		1,398,000

See accompanying notes to financial statements.

24 :: ProFund VP Biotechnology :: Financial Statements

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	85,718	$85,718
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	62,233	62,233
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $147,951)		147,951
TOTAL INVESTMENT SECURITIES (Cost $17,583,511)—82.6%		45,434,381
Net other assets (liabilities)—17.4%		9,571,564
NET ASSETS—100.0%		$55,005,945

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $144,429.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/23/19	2.87%	$11,163,566	$(5,439)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Biotechnology	$35,488,274	64.6%
Life Sciences Tools & Services	7,938,137	14.4%
Pharmaceuticals	462,019	0.8%
Other**	11,117,515	20.2%
Total	$55,005,945	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 25

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$17,583,511
Securities, at value	44,036,381
Repurchase agreements, at value	1,398,000
Total Investment Securities, at value	45,434,381
Cash	80
Segregated cash balances for swap agreements with custodian	350,000
Dividends and interest receivable	430
Receivable for capital shares issued	13,703
Receivable for investments sold	9,532,608
Prepaid expenses	943
TOTAL ASSETS	55,332,145
LIABILITIES:
Payable for capital shares redeemed	32,214
Payable for collateral for securities loaned	147,951
Unrealized depreciation on swap agreements	5,439
Advisory fees payable	33,382
Management services fees payable	4,451
Administration fees payable	3,940
Administrative services fees payable	20,939
Distribution fees payable	31,543
Transfer agency fees payable	3,029
Fund accounting fees payable	2,212
Compliance services fees payable	376
Other accrued expenses	40,724
TOTAL LIABILITIES	326,200
NET ASSETS	$55,005,945
NET ASSETS CONSIST OF:
Capital	$30,954,080
Total distributable earnings (loss)	24,051,865
NET ASSETS	$55,005,945
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	796,149
Net Asset Value (offering and redemption price per share)	$69.09

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$458,511
Interest	21,516
Income from securities lending	443
TOTAL INVESTMENT INCOME	480,470
EXPENSES:
Advisory fees	215,568
Management services fees	28,742
Administration fees	23,702
Transfer agency fees	18,323
Administrative services fees	52,790
Distribution fees	71,856
Custody fees	3,162
Fund accounting fees	13,686
Trustee fees	849
Compliance services fees	376
Other fees	40,239
TOTAL NET EXPENSES	469,293
NET INVESTMENT INCOME (LOSS)	11,177
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,614,418
Net realized gains (losses) on swap agreements	113,563
Change in net unrealized appreciation/depreciation on investment securities	107,143
Change in net unrealized appreciation/depreciation on swap agreements	(63,057)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,772,067
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,783,244

See accompanying notes to financial statements.

26 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,177	$(68,585)
Net realized gains (losses) on investments	2,727,981	1,175,320
Change in net unrealized appreciation/depreciation on investments	44,086	(5,367,968)
Change in net assets resulting from operations	2,783,244	(4,261,233)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,302,181	32,884,267
Value of shares redeemed	(16,599,951)	(41,267,373)
Change in net assets resulting from capital transactions	(3,297,770)	(8,383,106)
Change in net assets	(514,526)	(12,644,339)
NET ASSETS:
Beginning of period	55,520,471	68,164,810
End of period	$55,005,945	$55,520,471
SHARE TRANSACTIONS:
Issued	190,309	460,897
Redeemed	(239,923)	(583,446)
Change in shares	(49,614)	(122,549)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 27

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$65.65	$70.40	$57.44	$68.89	$69.13	$57.75
Investment Activities:
Net investment income (loss)(a)	0.01	(0.07)	(0.14)	(0.14)	(0.47)	(0.62)
Net realized and unrealized gains (losses) on investments	3.43	(4.68)	13.10	(10.47)	2.77	16.63
Total income (loss) from investment activities	3.44	(4.75)	12.96	(10.61)	2.30	16.01
Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(0.84)	(2.54)	(4.63)
Net Asset Value, End of Period	$69.09	$65.65	$70.40	$57.44	$68.89	$69.13
Total Return(b)	5.26%	(6.75)%	22.54%	(15.48)%	3.30%	29.73%
Ratios to Average Net Assets:
Gross expenses(c)	1.63%	1.58%	1.59%	1.57%	1.61%	1.68%
Net expenses(c)	1.63%	1.58%	1.59%	1.57%	1.61%	1.68%
Net investment income (loss)(c)	0.04%	(0.10)%	(0.22)%	(0.24)%	(0.66)%	(0.99)%
Supplemental Data:
Net assets, end of period (000’s)	$55,006	$55,520	$68,165	$59,112	$85,306	$80,009
Portfolio turnover rate(b)(d)	33%	114%	157%	154%	164%	248%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

28 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Futures Contracts	9%
Swap Agreements	36%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.3%
Apple, Inc.	2.0%
Amazon.com, Inc.	1.8%
Alphabet, Inc.	1.5%
Facebook, Inc.	1.1%

S&P 500® — Composition

% of Index
Information Technology	22%
Health Care	15%
Financials	13%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	7%
Energy	5%
Utilities	3%
Real Estate	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (55.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	817	$141,619
A.O. Smith Corp. (Building Products)	200	9,432
Abbott Laboratories (Health Care Equipment & Supplies)	2,500	210,249
AbbVie, Inc. (Biotechnology)	2,095	152,348
ABIOMED, Inc.* (Health Care Equipment & Supplies)	64	16,671
Accenture PLC—Class A (IT Services)	904	167,032
Activision Blizzard, Inc. (Entertainment)	1,086	51,259
Adobe Systems, Inc.* (Software)	692	203,897
Advance Auto Parts, Inc. (Specialty Retail)	102	15,722
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,257	38,175
Affiliated Managers Group, Inc. (Capital Markets)	73	6,726
Aflac, Inc. (Insurance)	1,056	57,879
Agilent Technologies, Inc. (Life Sciences Tools & Services)	448	33,452
Air Products & Chemicals, Inc. (Chemicals)	312	70,627
Akamai Technologies, Inc.* (IT Services)	233	18,673
Alaska Air Group, Inc. (Airlines)	175	11,184
Albemarle Corp. (Chemicals)	150	10,562
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	160	22,574
Alexion Pharmaceuticals, Inc.* (Biotechnology)	318	41,652
Align Technology, Inc.* (Health Care Equipment & Supplies)	103	28,191
Allegion PLC (Building Products)	133	14,703
Allergan PLC (Pharmaceuticals)	437	73,167
Alliance Data Systems Corp. (IT Services)(a)	64	8,968
Alliant Energy Corp. (Electric Utilities)	335	16,442
Alphabet, Inc.*—Class A (Interactive Media & Services)	424	459,107
Alphabet, Inc.*—Class C (Interactive Media & Services)	434	469,115
Altria Group, Inc. (Tobacco)	2,651	125,525
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	586	1,109,666
Amcor PLC* (Containers & Packaging)	2,300	26,427
Ameren Corp. (Multi-Utilities)	348	26,138
American Airlines Group, Inc. (Airlines)	561	18,294
American Electric Power Co., Inc. (Electric Utilities)	699	61,519
American Express Co. (Consumer Finance)	970	119,737
American International Group, Inc. (Insurance)	1,233	65,694
American Tower Corp. (Equity Real Estate Investment Trusts)	626	127,987
American Water Works Co., Inc. (Water Utilities)	256	29,696
Ameriprise Financial, Inc. (Capital Markets)	190	27,580
AmerisourceBergen Corp. (Health Care Providers & Services)	220	18,757
AMETEK, Inc. (Electrical Equipment)	323	29,341
Amgen, Inc. (Biotechnology)	864	159,218
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	423	40,583
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	712	50,239
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	524	59,144
ANSYS, Inc.* (Software)	119	24,374
Anthem, Inc. (Health Care Providers & Services)	364	102,724
Aon PLC (Insurance)	341	65,806
Apache Corp. (Oil, Gas & Consumable Fuels)	533	15,441
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	211	10,575
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,195	1,226,114
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,327	59,596
Aptiv PLC (Auto Components)	365	29,503
Archer-Daniels-Midland Co. (Food Products)	794	32,395

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 29

Common Stocks, continued

	Shares	Value
Arconic, Inc. (Aerospace & Defense)(a)	566	$14,614
Arista Networks, Inc.* (Communications Equipment)	75	19,472
Arthur J. Gallagher & Co. (Insurance)	263	23,036
Assurant, Inc. (Insurance)(a)	87	9,255
AT&T, Inc. (Diversified Telecommunication Services)	10,343	346,593
Atmos Energy Corp. (Gas Utilities)	166	17,523
Autodesk, Inc.* (Software)	311	50,662
Automatic Data Processing, Inc. (IT Services)	617	102,009
AutoZone, Inc.* (Specialty Retail)	35	38,481
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	198	40,230
Avery Dennison Corp. (Containers & Packaging)(a)	120	13,882
Baker Hughes, a GE Co.—Class A (Energy Equipment & Services)	730	17,980
Ball Corp. (Containers & Packaging)	474	33,175
Bank of America Corp. (Banks)	12,532	363,428
Baxter International, Inc. (Health Care Equipment & Supplies)	672	55,037
BB&T Corp. (Banks)	1,085	53,306
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	382	96,268
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,746	585,364
Best Buy Co., Inc. (Specialty Retail)	329	22,941
Biogen, Inc.* (Biotechnology)	275	64,314
BlackRock, Inc.—Class A (Capital Markets)	169	79,312
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	61	114,357
BorgWarner, Inc. (Auto Components)(a)	294	12,342
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	219	28,251
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,971	84,714
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,318	105,121
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	561	161,489
Broadridge Financial Solutions, Inc. (IT Services)	165	21,067
Brown-Forman Corp.—Class B (Beverages)	236	13,081
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	194	16,364
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)(a)	600	13,776
Cadence Design Systems, Inc.* (Software)	398	28,182
Campbell Soup Co. (Food Products)	273	10,939
Capital One Financial Corp. (Consumer Finance)	666	60,433
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)(a)	214	7,422
Cardinal Health, Inc. (Health Care Providers & Services)	422	19,876
CarMax, Inc.* (Specialty Retail)	236	20,492
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	567	26,394
Caterpillar, Inc. (Machinery)	810	110,396
CBOE Holdings, Inc. (Capital Markets)	158	16,374
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	443	22,726
CBS Corp.—Class B (Media)	499	24,900
Celanese Corp.—Series A (Chemicals)(a)	179	19,296
Celgene Corp.* (Biotechnology)	999	92,348
Centene Corp.* (Health Care Providers & Services)	586	30,730
CenterPoint Energy, Inc. (Multi-Utilities)	712	20,385
CenturyLink, Inc. (Diversified Telecommunication Services)	1,360	15,994
Cerner Corp. (Health Care Technology)	461	33,791
CF Industries Holdings, Inc. (Chemicals)	313	14,620
Charter Communications, Inc.*—Class A (Media)	244	96,424
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,700	335,987
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	35	25,651
Chubb, Ltd. (Insurance)	649	95,591
Church & Dwight Co., Inc. (Household Products)	349	25,498
Cigna Corp. (Health Care Providers & Services)	538	84,762
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	144	8,544
Cincinnati Financial Corp. (Insurance)	215	22,289
Cintas Corp. (Commercial Services & Supplies)	120	28,475
Cisco Systems, Inc. (Communications Equipment)	6,067	332,046
Citigroup, Inc. (Banks)	3,277	229,488
Citizens Financial Group, Inc. (Banks)	650	22,984
Citrix Systems, Inc. (Software)	177	17,371
CME Group, Inc. (Capital Markets)	507	98,414
CMS Energy Corp. (Multi-Utilities)	402	23,280
Cognizant Technology Solutions Corp. (IT Services)	807	51,156
Colgate-Palmolive Co. (Household Products)	1,217	87,222
Comcast Corp.—Class A (Media)	6,419	271,395
Comerica, Inc. (Banks)	218	15,836
ConAgra Foods, Inc. (Food Products)	689	18,272
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	284	29,303
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,602	97,722
Consolidated Edison, Inc. (Multi-Utilities)	464	40,684
Constellation Brands, Inc.—Class A (Beverages)	237	46,675
Copart, Inc.* (Commercial Services & Supplies)	286	21,376
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,112	36,952
Corteva, Inc. (Chemicals)	1,061	31,374
Costco Wholesale Corp. (Food & Staples Retailing)	623	164,634
Coty, Inc. (Personal Products)	426	5,708
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	589	76,777
CSX Corp. (Road & Rail)	1,089	84,256
Cummins, Inc. (Machinery)	205	35,125
CVS Health Corp. (Health Care Providers & Services)	1,841	100,316
D.R. Horton, Inc. (Household Durables)	481	20,745
Danaher Corp. (Health Care Equipment & Supplies)	893	127,628
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	174	21,181
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	179	10,071
Deere & Co. (Machinery)	449	74,404
Delta Air Lines, Inc. (Airlines)	844	47,897
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	332	19,376

See accompanying notes to financial statements.

30 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	588	$16,770
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	219	23,864
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	295	34,748
Discover Financial Services (Consumer Finance)	459	35,614
Discovery Communications, Inc.*—Class A (Media)	224	6,877
Discovery Communications, Inc.*—Class C (Media)	511	14,538
Dish Network Corp.*—Class A (Media)	327	12,560
Dollar General Corp. (Multiline Retail)	366	49,469
Dollar Tree, Inc.* (Multiline Retail)	337	36,190
Dominion Resources, Inc. (Multi-Utilities)	1,137	87,913
Dover Corp. (Machinery)	206	20,641
Dow, Inc. (Chemicals)	1,061	52,318
DTE Energy Co. (Multi-Utilities)	260	33,249
Duke Energy Corp. (Electric Utilities)	1,032	91,064
Duke Realty Corp. (Equity Real Estate Investment Trusts)	509	16,089
DuPont de Nemours, Inc. (Chemicals)	1,061	79,649
DXC Technology Co. (IT Services)	380	20,957
E*TRADE Financial Corp. (Capital Markets)	347	15,476
Eastman Chemical Co. (Chemicals)	196	15,255
Eaton Corp. PLC (Electrical Equipment)	600	49,968
eBay, Inc. (Internet & Direct Marketing Retail)	1,161	45,860
Ecolab, Inc. (Chemicals)	359	70,881
Edison International (Electric Utilities)	462	31,143
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	295	54,498
Electronic Arts, Inc.* (Entertainment)	420	42,529
Eli Lilly & Co. (Pharmaceuticals)	1,225	135,718
Emerson Electric Co. (Electrical Equipment)	871	58,114
Entergy Corp. (Electric Utilities)	269	27,688
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	822	76,578
Equifax, Inc. (Professional Services)	171	23,126
Equinix, Inc. (Equity Real Estate Investment Trusts)	119	60,011
Equity Residential (Equity Real Estate Investment Trusts)	525	39,858
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	93	27,149
Everest Re Group, Ltd. (Insurance)	58	14,336
Evergy, Inc. (Electric Utilities)	346	20,812
Eversource Energy (Electric Utilities)	455	34,471
Exelon Corp. (Electric Utilities)	1,376	65,965
Expedia, Inc. (Internet & Direct Marketing Retail)	168	22,349
Expeditors International of Washington, Inc. (Air Freight & Logistics)	244	18,510
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	181	19,204
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,996	459,472
F5 Networks, Inc.* (Communications Equipment)	85	12,379
Facebook, Inc.*—Class A (Interactive Media & Services)	3,405	657,165
Fastenal Co. (Trading Companies & Distributors)	811	26,430
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	106	13,649
FedEx Corp. (Air Freight & Logistics)	340	55,825
Fidelity National Information Services, Inc. (IT Services)	459	56,310
Fifth Third Bancorp (Banks)	1,031	28,765
First Horizon National Corp. (Banks)	1	8
First Republic Bank (Banks)	234	22,850
FirstEnergy Corp. (Electric Utilities)	715	30,609
Fiserv, Inc.* (IT Services)	556	50,685
FleetCor Technologies, Inc.* (IT Services)	122	34,264
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)(a)	192	10,387
Flowserve Corp. (Machinery)	186	9,800
FMC Corp. (Chemicals)	187	15,512
Foot Locker, Inc. (Specialty Retail)	159	6,665
Ford Motor Co. (Automobiles)	5,554	56,817
Fortinet, Inc.* (Software)	206	15,827
Fortive Corp. (Machinery)	418	34,075
Fortune Brands Home & Security, Inc. (Building Products)	198	11,312
Fox Corp.—Class A (Media)	502	18,393
Fox Corp.—Class B (Media)	230	8,402
Franklin Resources, Inc. (Capital Markets)	417	14,512
Freeport-McMoRan, Inc. (Metals & Mining)	2,056	23,870
Garmin, Ltd. (Household Durables)	172	13,726
Gartner, Inc.* (IT Services)	128	20,600
General Dynamics Corp. (Aerospace & Defense)	385	70,001
General Electric Co. (Industrial Conglomerates)	12,359	129,770
General Mills, Inc. (Food Products)	849	44,589
General Motors Co. (Automobiles)	1,869	72,013
Genuine Parts Co. (Distributors)	207	21,442
Gilead Sciences, Inc. (Biotechnology)	1,802	121,743
Global Payments, Inc. (IT Services)	222	35,549
H & R Block, Inc. (Diversified Consumer Services)	288	8,438
Halliburton Co. (Energy Equipment & Services)	1,239	28,175
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	512	8,817
Harley-Davidson, Inc. (Automobiles)(a)	225	8,062
Harris Corp. (Aerospace & Defense)	314	59,387
Hartford Financial Services Group, Inc. (Insurance)	512	28,529
Hasbro, Inc. (Leisure Products)	164	17,332
HCA Holdings, Inc. (Health Care Providers & Services)	378	51,094
HCP, Inc. (Equity Real Estate Investment Trusts)	677	21,650
Helmerich & Payne, Inc. (Energy Equipment & Services)	157	7,947
Henry Schein, Inc.* (Health Care Providers & Services)	211	14,749
Hess Corp. (Oil, Gas & Consumable Fuels)	361	22,949
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,898	28,375
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	412	40,269
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)(a)	223	10,320
Hologic, Inc.* (Health Care Equipment & Supplies)	380	18,248
Honeywell International, Inc. (Industrial Conglomerates)	1,031	180,002
Hormel Foods Corp. (Food Products)(a)	386	15,648

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 31

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,050	$19,131
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,135	44,387
Humana, Inc. (Health Care Providers & Services)	191	50,672
Huntington Bancshares, Inc. (Banks)	1,483	20,495
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	59	13,260
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	122	33,590
IHS Markit, Ltd.* (Professional Services)	516	32,880
Illinois Tool Works, Inc. (Machinery)	425	64,094
Illumina, Inc.* (Life Sciences Tools & Services)	208	76,575
Incyte Corp.* (Biotechnology)	252	21,410
Ingersoll-Rand PLC (Machinery)	342	43,321
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,345	303,735
Intercontinental Exchange, Inc. (Capital Markets)	799	68,666
International Business Machines Corp. (IT Services)	1,257	173,340
International Flavors & Fragrances, Inc. (Chemicals)(a)	144	20,893
International Paper Co. (Containers & Packaging)	563	24,389
Intuit, Inc. (Software)	367	95,908
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	164	86,026
Invesco, Ltd. (Capital Markets)	568	11,621
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	50	7,713
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	224	36,042
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	407	12,739
J.B. Hunt Transport Services, Inc. (Road & Rail)	123	11,243
Jack Henry & Associates, Inc. (IT Services)	109	14,597
Jacobs Engineering Group, Inc. (Construction & Engineering)	163	13,756
Jefferies Financial Group, Inc. (Diversified Financial Services)(a)	359	6,904
Johnson & Johnson (Pharmaceuticals)	3,763	524,111
Johnson Controls International PLC (Building Products)	1,128	46,597
JPMorgan Chase & Co. (Banks)	4,597	513,945
Juniper Networks, Inc. (Communications Equipment)	488	12,995
Kansas City Southern Industries, Inc. (Road & Rail)	143	17,420
Kellogg Co. (Food Products)	352	18,857
KeyCorp (Banks)	1,429	25,365
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	267	23,979
Kimberly-Clark Corp. (Household Products)	487	64,907
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	598	11,051
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,759	57,608
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	229	27,068
Kohl’s Corp. (Multiline Retail)	230	10,937
L Brands, Inc. (Specialty Retail)	325	8,483
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	140	24,206
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	212	39,822
Lamb Weston Holding, Inc. (Food Products)(a)	207	13,116
Leggett & Platt, Inc. (Household Durables)(a)	186	7,137
Lennar Corp.—Class A (Household Durables)	405	19,626
Lincoln National Corp. (Insurance)	287	18,497
Linde PLC (Chemicals)	769	154,415
LKQ Corp.* (Distributors)	445	11,841
Lockheed Martin Corp. (Aerospace & Defense)	348	126,512
Loews Corp. (Insurance)	380	20,775
Lowe’s Cos., Inc. (Specialty Retail)	1,110	112,010
LyondellBasell Industries N.V.—Class A (Chemicals)	430	37,036
M&T Bank Corp. (Banks)	194	32,994
Macy’s, Inc. (Multiline Retail)	438	9,399
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)(a)	1,159	16,469
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	939	52,471
MarketAxess Holdings, Inc. (Capital Markets)	53	17,035
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	393	55,112
Marsh & McLennan Cos., Inc. (Insurance)	725	72,319
Martin Marietta Materials, Inc. (Construction Materials)	89	20,480
Masco Corp. (Building Products)	416	16,324
MasterCard, Inc.—Class A (IT Services)	1,274	337,011
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	386	23,091
McCormick & Co., Inc. (Food Products)	174	26,972
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,082	224,688
McKesson Corp. (Health Care Providers & Services)	269	36,151
Medtronic PLC (Health Care Equipment & Supplies)	1,900	185,040
Merck & Co., Inc. (Pharmaceuticals)	3,649	305,969
MetLife, Inc. (Insurance)	1,347	66,905
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	35	29,400
MGM Resorts International (Hotels, Restaurants & Leisure)	723	20,656
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	337	29,218
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,568	60,509
Microsoft Corp. (Software)	10,860	1,454,805
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	162	19,077
Mohawk Industries, Inc.* (Household Durables)	87	12,830
Molson Coors Brewing Co.—Class B (Beverages)(a)	266	14,896
Mondelez International, Inc.—Class A (Food Products)	2,041	110,010
Monster Beverage Corp.* (Beverages)	555	35,426
Moody’s Corp. (Capital Markets)	234	45,703
Morgan Stanley (Capital Markets)	1,812	79,384

See accompanying notes to financial statements.

32 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Motorola Solutions, Inc. (Communications Equipment)	234	$39,015
MSCI, Inc.—Class A (Capital Markets)	120	28,655
Mylan N.V.* (Pharmaceuticals)	731	13,918
National Oilwell Varco, Inc. (Energy Equipment & Services)	547	12,160
Nektar Therapeutics* (Pharmaceuticals)	247	8,788
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	350	21,595
Netflix, Inc.* (Entertainment)	620	227,738
Newell Rubbermaid, Inc. (Household Durables)	552	8,512
Newmont Mining Corp. (Metals & Mining)	1,162	44,703
News Corp.—Class A (Media)	546	7,366
News Corp.—Class B (Media)	175	2,443
NextEra Energy, Inc. (Electric Utilities)	679	139,100
Nielsen Holdings PLC (Professional Services)	504	11,390
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,781	149,514
NiSource, Inc. (Multi-Utilities)	529	15,235
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	678	15,187
Nordstrom, Inc. (Multiline Retail)(a)	149	4,747
Norfolk Southern Corp. (Road & Rail)	377	75,147
Northern Trust Corp. (Capital Markets)	308	27,720
Northrop Grumman Corp. (Aerospace & Defense)	241	77,870
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	305	16,357
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	379	13,310
Nucor Corp. (Metals & Mining)	432	23,803
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	863	141,730
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,060	53,297
Omnicom Group, Inc. (Media)	312	25,568
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	585	40,254
Oracle Corp. (Software)	3,439	195,920
O’Reilly Automotive, Inc.* (Specialty Retail)	111	40,995
PACCAR, Inc. (Machinery)	491	35,185
Packaging Corp. of America (Containers & Packaging)	134	12,773
Parker-Hannifin Corp. (Machinery)	182	30,942
Paychex, Inc. (IT Services)	453	37,277
PayPal Holdings, Inc.* (IT Services)	1,665	190,576
Pentair PLC (Machinery)	224	8,333
People’s United Financial, Inc. (Banks)	559	9,380
PepsiCo, Inc. (Beverages)	1,987	260,555
PerkinElmer, Inc. (Life Sciences Tools & Services)	157	15,125
Perrigo Co. PLC (Pharmaceuticals)	177	8,429
Pfizer, Inc. (Pharmaceuticals)	7,868	340,842
Philip Morris International, Inc. (Tobacco)	2,205	173,159
Phillips 66 (Oil, Gas & Consumable Fuels)	592	55,376
Pinnacle West Capital Corp. (Electric Utilities)(a)	159	14,960
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	239	36,773
PNC Financial Services Group, Inc. (Banks)	640	87,859
PPG Industries, Inc. (Chemicals)	335	39,098
PPL Corp. (Electric Utilities)	1,023	31,723
Principal Financial Group, Inc. (Insurance)	367	21,257
Prologis, Inc. (Equity Real Estate Investment Trusts)	894	71,609
Prudential Financial, Inc. (Insurance)	575	58,075
Public Service Enterprise Group, Inc. (Multi-Utilities)	716	42,115
Public Storage (Equity Real Estate Investment Trusts)	213	50,730
PulteGroup, Inc. (Household Durables)(a)	361	11,415
PVH Corp. (Textiles, Apparel & Luxury Goods)(a)	106	10,032
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	169	11,257
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,723	131,069
Quanta Services, Inc. (Construction & Engineering)	201	7,676
Quest Diagnostics, Inc. (Health Care Providers & Services)	190	19,344
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	74	8,406
Raymond James Financial, Inc. (Capital Markets)	179	15,134
Raytheon Co. (Aerospace & Defense)	395	68,683
Realty Income Corp. (Equity Real Estate Investment Trusts)	446	30,761
Red Hat, Inc.* (Software)	252	47,316
Regency Centers Corp. (Equity Real Estate Investment Trusts)	237	15,817
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	111	34,743
Regions Financial Corp. (Banks)	1,436	21,454
Republic Services, Inc.—Class A (Commercial Services & Supplies)	305	26,425
ResMed, Inc. (Health Care Equipment & Supplies)	203	24,772
Robert Half International, Inc. (Professional Services)	168	9,578
Rockwell Automation, Inc. (Electrical Equipment)	168	27,523
Rollins, Inc. (Commercial Services & Supplies)	209	7,497
Roper Technologies, Inc. (Industrial Conglomerates)	147	53,840
Ross Stores, Inc. (Specialty Retail)	521	51,642
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	244	29,575
S&P Global, Inc. (Capital Markets)	349	79,499
Salesforce.com, Inc.* (Software)	1,101	167,055
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	160	35,974
Schlumberger, Ltd. (Energy Equipment & Services)	1,963	78,010
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	357	16,822
Sealed Air Corp. (Containers & Packaging)	221	9,454
Sempra Energy (Multi-Utilities)	389	53,464
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	438	69,975
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	245	18,931
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	120	9,644
Snap-on, Inc. (Machinery)	79	13,086
Southwest Airlines Co. (Airlines)	693	35,191

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 33

Common Stocks, continued

	Shares	Value
Stanley Black & Decker, Inc. (Machinery)	215	$31,091
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,716	143,852
State Street Corp. (Capital Markets)	529	29,656
Stryker Corp. (Health Care Equipment & Supplies)	439	90,250
SunTrust Banks, Inc. (Banks)	629	39,533
SVB Financial Group* (Banks)	74	16,620
Symantec Corp. (Software)	876	19,062
Synchrony Financial (Consumer Finance)	899	31,168
Synopsys, Inc.* (Software)	212	27,282
Sysco Corp. (Food & Staples Retailing)	670	47,382
T. Rowe Price Group, Inc. (Capital Markets)	335	36,753
Take-Two Interactive Software, Inc.* (Entertainment)	159	18,051
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	411	13,041
Target Corp. (Multiline Retail)	726	62,879
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	477	45,686
TechnipFMC PLC (Energy Equipment & Services)	597	15,486
Teleflex, Inc. (Health Care Equipment & Supplies)	65	21,525
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,330	152,631
Textron, Inc. (Aerospace & Defense)	330	17,503
The AES Corp. (Independent Power and Renewable Electricity Producers)(a)	941	15,772
The Allstate Corp. (Insurance)	472	47,998
The Bank of New York Mellon Corp. (Capital Markets)	1,248	55,099
The Boeing Co. (Aerospace & Defense)	742	270,095
The Charles Schwab Corp. (Capital Markets)	1,684	67,680
The Clorox Co. (Household Products)	181	27,713
The Coca-Cola Co. (Beverages)	5,441	277,056
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	70	23,582
The Estee Lauder Cos., Inc.—Class A (Personal Products)	311	56,948
The Gap, Inc. (Specialty Retail)	300	5,391
The Goldman Sachs Group, Inc. (Capital Markets)	482	98,616
The Hershey Co. (Food Products)	197	26,404
The Home Depot, Inc. (Specialty Retail)	1,559	324,225
The Interpublic Group of Cos., Inc. (Media)	549	12,402
The JM Smucker Co.—Class A (Food Products)(a)	161	18,546
The Kraft Heinz Co. (Food Products)	882	27,377
The Kroger Co. (Food & Staples Retailing)	1,143	24,815
The Macerich Co. (Equity Real Estate Investment Trusts)	150	5,024
The Mosaic Co. (Chemicals)(a)	503	12,590
The Nasdaq OMX Group, Inc. (Capital Markets)	164	15,772
The Procter & Gamble Co. (Household Products)	3,555	389,806
The Progressive Corp. (Insurance)	828	66,182
The Sherwin-Williams Co. (Chemicals)	115	52,703
The Southern Co. (Electric Utilities)	1,475	81,538
The TJX Cos., Inc. (Specialty Retail)	1,719	90,901
The Travelers Cos., Inc. (Insurance)	371	55,472
The Walt Disney Co. (Entertainment)	2,474	345,470
The Western Union Co. (IT Services)	610	12,133
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,717	48,145
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	567	166,516
Tiffany & Co. (Specialty Retail)	153	14,327
Torchmark Corp. (Insurance)	143	12,793
Total System Services, Inc. (IT Services)	231	29,630
Tractor Supply Co. (Specialty Retail)	171	18,605
TransDigm Group, Inc.* (Aerospace & Defense)	69	33,382
TripAdvisor, Inc.* (Interactive Media & Services)	147	6,805
Twitter, Inc.* (Interactive Media & Services)	1,035	36,122
Tyson Foods, Inc.—Class A (Food Products)	418	33,749
U.S. Bancorp (Banks)	2,121	111,140
UDR, Inc. (Equity Real Estate Investment Trusts)	399	17,911
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	79	27,404
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)(a)	266	6,743
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)(a)	275	6,105
Union Pacific Corp. (Road & Rail)	1,003	169,618
United Continental Holdings, Inc.* (Airlines)	313	27,403
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	989	102,133
United Rentals, Inc.* (Trading Companies & Distributors)	111	14,722
United Technologies Corp. (Aerospace & Defense)	1,150	149,730
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,347	328,682
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	117	15,256
Unum Group (Insurance)	300	10,065
V.F. Corp. (Textiles, Apparel & Luxury Goods)	462	40,355
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	591	50,596
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	129	17,561
Ventas, Inc. (Equity Real Estate Investment Trusts)	524	35,815
VeriSign, Inc.* (IT Services)	149	31,165
Verisk Analytics, Inc.—Class A (Professional Services)	232	33,978
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,861	334,839
Vertex Pharmaceuticals, Inc.* (Biotechnology)	363	66,567
Viacom, Inc.—Class B (Entertainment)	501	14,965
Visa, Inc.—Class A (IT Services)	2,464	427,628
Vornado Realty Trust (Equity Real Estate Investment Trusts)	246	15,769
Vulcan Materials Co. (Construction Materials)	187	25,677
W.W. Grainger, Inc. (Trading Companies & Distributors)	64	17,167
Wabtec Corp. (Machinery)	229	16,433
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,101	60,192
Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,982	218,991
Waste Management, Inc. (Commercial Services & Supplies)	554	63,914
Waters Corp.* (Life Sciences Tools & Services)	98	21,094
WEC Energy Group, Inc. (Multi-Utilities)	447	37,266

See accompanying notes to financial statements.

34 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
WellCare Health Plans, Inc.* (Health Care Providers & Services)	71	$20,240
Wells Fargo & Co. (Banks)	5,732	271,238
Welltower, Inc. (Equity Real Estate Investment Trusts)	574	46,798
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	415	19,733
WestRock Co. (Containers & Packaging)(a)	364	13,275
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,055	27,789
Whirlpool Corp. (Household Durables)	90	12,812
Willis Towers Watson PLC (Insurance)	183	35,052
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	137	16,987
Xcel Energy, Inc. (Electric Utilities)	729	43,368
Xerox Corp. (Technology Hardware, Storage & Peripherals)	277	9,809
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	360	42,451
Xylem, Inc. (Machinery)	255	21,328
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	434	48,031
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	290	34,145
Zions Bancorp (Banks)	259	11,909
Zoetis, Inc. (Pharmaceuticals)	678	76,946
TOTAL COMMON STOCKS (Cost $8,693,419)		34,629,475

Repurchase Agreements(b)(c) (55.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $34,655,602	$34,649,000	$34,649,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,649,000)		34,649,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(d)	154,984	$154,984
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(d)	112,523	112,523
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $267,507)		267,507
TOTAL INVESTMENT SECURITIES (Cost $43,609,926)—112.0%		69,545,982
Net other assets (liabilities)—(12.0)%		(7,440,456)
NET ASSETS—100.0%		$62,105,526

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $262,104.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $4,288,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	37	9/23/19	$5,445,013	$107,689

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/29/19	2.92%	$1,828,143	$52,227
S&P 500	UBS AG	7/29/19	2.87%	20,325,913	115,703
				$22,154,056	$167,930

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 35

ProFund VP Bull invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$901,037	1.4%
Air Freight & Logistics	192,832	0.3%
Airlines	139,969	0.2%
Auto Components	41,845	0.1%
Automobiles	136,892	0.2%
Banks	1,898,597	3.0%
Beverages	647,689	1.1%
Biotechnology	754,343	1.2%
Building Products	98,368	0.2%
Capital Markets	935,387	1.5%
Chemicals	696,829	1.2%
Commercial Services & Supplies	147,687	0.2%
Communications Equipment	415,907	0.7%
Construction & Engineering	21,432	NM
Construction Materials	46,157	0.1%
Consumer Finance	246,952	0.4%
Containers & Packaging	133,375	0.2%
Distributors	33,283	0.1%
Diversified Consumer Services	8,438	NM
Diversified Financial Services	592,268	1.0%
Diversified Telecommunication Services	697,426	1.1%
Electric Utilities	690,402	1.2%
Electrical Equipment	164,946	0.3%
Electronic Equipment, Instruments & Components	165,300	0.3%
Energy Equipment & Services	159,758	0.3%
Entertainment	700,012	1.1%
Equity Real Estate Investment Trusts	1,034,366	1.7%
Food & Staples Retailing	516,014	0.8%
Food Products	396,874	0.6%
Gas Utilities	17,523	NM
Health Care Equipment & Supplies	1,227,371	2.0%
Health Care Providers & Services	927,630	1.5%
Health Care Technology	33,791	0.1%
Hotels, Restaurants & Leisure	668,753	1.1%
Household Durables	106,803	0.2%
Household Products	595,146	1.0%
Independent Power and Renewable Electricity Producers	29,082	NM
Industrial Conglomerates	505,231	0.8%
Insurance	867,805	1.4%
Interactive Media & Services	1,628,314	2.7%
Internet & Direct Marketing Retail	1,292,232	2.0%
IT Services	1,840,627	3.0%
Leisure Products	17,332	NM
Life Sciences Tools & Services	378,204	0.6%
Machinery	548,254	0.9%
Media	501,268	0.8%
Metals & Mining	92,376	0.1%
Multiline Retail	173,621	0.3%
Multi-Utilities	379,729	0.6%
Oil, Gas & Consumable Fuels	1,587,141	2.5%
Personal Products	62,656	0.1%
Pharmaceuticals	1,593,009	2.5%
Professional Services	110,952	0.2%
Real Estate Management & Development	22,726	NM
Road & Rail	357,684	0.6%
Semiconductors & Semiconductor Equipment	1,299,916	2.1%
Software	2,347,661	3.7%
Specialty Retail	798,284	1.3%
Technology Hardware, Storage & Peripherals	1,366,835	2.2%
Textiles, Apparel & Luxury Goods	250,435	0.4%
Tobacco	298,684	0.5%
Trading Companies & Distributors	58,319	0.1%
Water Utilities	29,696	NM
Other**	27,476,051	44.2%
Total	$62,105,526	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

36 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$43,609,926
Securities, at value	34,896,982
Repurchase agreements, at value	34,649,000
Total Investment Securities, at value	69,545,982
Cash	788
Segregated cash balances for futures contracts with brokers	256,410
Dividends and interest receivable	35,147
Unrealized appreciation on swap agreements	167,930
Receivable for investments sold	27,700
Variation margin on futures contracts	22,848
Prepaid expenses	2,981
TOTAL ASSETS	70,059,786
LIABILITIES:
Payable for investments purchased	44,843
Payable for capital shares redeemed	7,478,799
Payable for collateral for securities loaned	267,507
Advisory fees payable	36,289
Management services fees payable	4,838
Administration fees payable	4,283
Administrative services fees payable	28,109
Distribution fees payable	29,913
Transfer agency fees payable	3,292
Fund accounting fees payable	2,525
Compliance services fees payable	400
Other accrued expenses	53,462
TOTAL LIABILITIES	7,954,260
NET ASSETS	$62,105,526
NET ASSETS CONSIST OF:
Capital	$29,837,389
Total distributable earnings (loss)	32,268,137
NET ASSETS	$62,105,526
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,246,306
Net Asset Value (offering and redemption price per share)	$49.83

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$339,836
Interest	303,113
Income from securities lending	836
TOTAL INVESTMENT INCOME	643,785
EXPENSES:
Advisory fees	224,334
Management services fees	29,911
Administration fees	28,220
Transfer agency fees	21,769
Administrative services fees	78,974
Distribution fees	74,778
Custody fees	5,594
Fund accounting fees	17,052
Trustee fees	989
Compliance services fees	400
Other fees	40,927
TOTAL NET EXPENSES	522,948
NET INVESTMENT INCOME (LOSS)	120,837
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	6,349,558
Net realized gains (losses) on futures contracts	449,338
Net realized gains (losses) on swap agreements	2,154,709
Change in net unrealized appreciation/depreciation on investment securities	(836,210)
Change in net unrealized appreciation/depreciation on futures contracts	400,397
Change in net unrealized appreciation/depreciation on swap agreements	112,546
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,630,338
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,751,175

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 37

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$120,837	$165,262
Net realized gains (losses) on investments	8,953,605	2,030,478
Change in net unrealized appreciation/depreciation on investments	(323,267)	(7,183,375)
Change in net assets resulting from operations	8,751,175	(4,987,635)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(7,322,619)
Change in net assets resulting from distributions	—	(7,322,619)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	126,161,165	338,502,049
Distributions reinvested	—	7,322,619
Value of shares redeemed	(131,732,673)	(367,129,429)
Change in net assets resulting from capital transactions	(5,571,508)	(21,304,761)
Change in net assets	3,179,667	(33,615,015)
NET ASSETS:
Beginning of period	58,925,859	92,540,874
End of period	$62,105,526	$58,925,859
SHARE TRANSACTIONS:
Issued	2,692,186	6,942,664
Reinvested	—	156,634
Redeemed	(2,833,707)	(7,538,619)
Change in shares	(141,521)	(439,321)

See accompanying notes to financial statements.

38 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$42.46		$50.65		$43.55	$40.57	$41.22	$37.88
Investment Activities:
Net investment income (loss)(a)	0.10		0.11		(0.13)	(0.19)	(0.17)	(0.19)
Net realized and unrealized gains (losses) on investments	7.27		(2.71)		8.48	4.09	(0.01)	4.46
Total income (loss) from investment activities	7.37		(2.60)		8.35	3.90	(0.18)	4.27
Distributions to Shareholders From:
Net realized gains on investments	—		(5.59)		(1.25)	(0.92)	(0.47)	(0.93)
Net Asset Value, End of Period	$49.83		$42.46		$50.65	$43.55	$40.57	$41.22
Total Return(b)	17.36%		(6.15	)%(c)	19.34%	9.66%	(0.46)%	11.47%
Ratios to Average Net Assets:
Gross expenses(d)	1.75%		1.69%		1.68%	1.71%	1.73%	1.70%
Net expenses(d)	1.75	%(e)	1.62	%(c)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.40%		0.23	%(c)	(0.28)%	(0.45)%	(0.42)%	(0.50)%
Supplemental Data:
Net assets, end of period (000’s)	$62,106		$58,926		$92,541	$77,915	$104,154	$159,657
Portfolio turnover rate(b)(f)	1%		8%		3%	4%	32%	131%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.17%, respectively, and the total return would have been (6.22)%.

(d)         Annualized for periods less than one year.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 39

Investment Objective: The ProFund VP Consumer Goods seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	12.6%
The Coca-Cola Co.	8.9%
PepsiCo, Inc.	8.4%
Philip Morris International, Inc.	5.6%
NIKE, Inc.	4.8%

Dow Jones U.S. Consumer GoodsSM Index — Composition

% of Index
Food, Beverage & Tobacco	46%
Household & Personal Products	22%
Consumer Durables & Apparel	16%
Automobiles & Components	9%
Media & Entertainment	4%
Capital Goods	1%
Retailing	1%
Food & Staples Retailing	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,700	$174,640
Adient PLC (Auto Components)	420	10,193
Altria Group, Inc. (Tobacco)	9,036	427,855
Aptiv PLC (Auto Components)	1,245	100,634
Archer-Daniels-Midland Co. (Food Products)	2,706	110,405
Autoliv, Inc. (Auto Components)	421	29,685
B&G Foods, Inc.—Class A (Food Products)(a)	316	6,573
BorgWarner, Inc. (Auto Components)	1,001	42,022
Brown-Forman Corp.—Class B (Beverages)	803	44,510
Brunswick Corp. (Leisure Products)	421	19,320
Bunge, Ltd. (Food Products)	683	38,050
Campbell Soup Co. (Food Products)	931	37,305
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)(a)	729	25,282
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	218	21,264
Church & Dwight Co., Inc. (Household Products)	1,189	86,868
Colgate-Palmolive Co. (Household Products)	4,147	297,215
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	142	14,223
ConAgra Foods, Inc. (Food Products)	2,347	62,242
Constellation Brands, Inc.—Class A (Beverages)	808	159,128
Coty, Inc. (Personal Products)	1,452	19,457
D.R. Horton, Inc. (Household Durables)	1,640	70,734
Dana Holding Corp. (Auto Components)	695	13,858
Darling Ingredients, Inc.* (Food Products)	796	15,832
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	141	24,812
Delphi Technologies PLC (Auto Components)	425	8,500
Edgewell Personal Care Co.* (Personal Products)	261	7,034
Electronic Arts, Inc.* (Entertainment)	1,433	145,106
Energizer Holdings, Inc. (Household Products)	307	11,862
Flowers Foods, Inc. (Food Products)	889	20,687
Ford Motor Co. (Automobiles)	18,927	193,623
Garrett Motion, Inc.* (Auto Components)	360	5,526
General Mills, Inc. (Food Products)	2,892	151,888
General Motors Co. (Automobiles)	6,371	245,475
Gentex Corp. (Auto Components)	1,234	30,369
Genuine Parts Co. (Distributors)	705	73,024
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,746	30,066
Harley-Davidson, Inc. (Automobiles)(a)	768	27,517
Hasbro, Inc. (Leisure Products)	559	59,075
Helen of Troy, Ltd.* (Household Durables)	121	15,801
Herbalife, Ltd.* (Personal Products)	489	20,910
Herman Miller, Inc. (Commercial Services & Supplies)	284	12,695
HNI Corp. (Commercial Services & Supplies)	209	7,394
Hormel Foods Corp. (Food Products)	1,315	53,310
Ingredion, Inc. (Food Products)	322	26,562
Jefferies Financial Group, Inc. (Diversified Financial Services)(a)	1,224	23,538
Kellogg Co. (Food Products)	1,201	64,338
Keurig Dr Pepper, Inc. (Beverages)	883	25,519
Kimberly-Clark Corp. (Household Products)	1,660	221,245
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	224	6,276
Lamb Weston Holding, Inc. (Food Products)	706	44,732
Lancaster Colony Corp. (Food Products)	94	13,968
Lear Corp. (Auto Components)	301	41,920
Leggett & Platt, Inc. (Household Durables)(a)	634	24,327
Lennar Corp.—Class A (Household Durables)	1,379	66,826
Lennar Corp.—Class B (Household Durables)	77	2,965
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	510	91,906
Mattel, Inc.* (Leisure Products)(a)	1,668	18,698
McCormick & Co., Inc. (Food Products)	591	91,611

See accompanying notes to financial statements.

40 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Mohawk Industries, Inc.* (Household Durables)	297	$43,799
Molson Coors Brewing Co.—Class B (Beverages)	907	50,792
Mondelez International, Inc.—Class A (Food Products)	6,957	374,983
Monster Beverage Corp.* (Beverages)	1,890	120,639
National Beverage Corp. (Beverages)	59	2,633
Newell Rubbermaid, Inc. (Household Durables)	1,880	28,990
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	6,070	509,576
Nu Skin Enterprises, Inc.—Class A (Personal Products)	268	13,218
NVR, Inc.* (Household Durables)	16	53,924
PepsiCo, Inc. (Beverages)	6,770	887,750
Performance Food Group Co.* (Food & Staples Retailing)	508	20,335
Philip Morris International, Inc. (Tobacco)	7,514	590,074
Pilgrim’s Pride Corp.* (Food Products)	253	6,424
Polaris Industries, Inc. (Leisure Products)	277	25,271
Pool Corp. (Distributors)	192	36,672
Post Holdings, Inc.* (Food Products)	322	33,478
PulteGroup, Inc. (Household Durables)	1,231	38,924
PVH Corp. (Textiles, Apparel & Luxury Goods)(a)	362	34,260
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	252	28,625
Seaboard Corp. (Food Products)	1	4,137
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	649	20,437
Spectrum Brands Holdings, Inc. (Household Products)	200	10,754
Stanley Black & Decker, Inc. (Machinery)	732	105,855
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	377	12,799
Take-Two Interactive Software, Inc.* (Entertainment)	544	61,760
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,401	44,454
Tempur Sealy International, Inc.* (Household Durables)	222	16,288
Tenneco, Inc. (Auto Components)	243	2,695
Tesla Motors, Inc.* (Automobiles)(a)	666	148,824
The Clorox Co. (Household Products)	615	94,163
The Coca-Cola Co. (Beverages)	18,544	944,259
The Estee Lauder Cos., Inc.—Class A (Personal Products)	1,059	193,913
The Goodyear Tire & Rubber Co. (Auto Components)	1,123	17,182
The Hain Celestial Group, Inc.* (Food Products)	433	9,483
The Hershey Co. (Food Products)	673	90,202
The JM Smucker Co.—Class A (Food Products)	549	63,239
The Kraft Heinz Co. (Food Products)	3,005	93,275
The Procter & Gamble Co. (Household Products)	12,115	1,328,410
Thor Industries, Inc. (Automobiles)	253	14,788
Toll Brothers, Inc. (Household Durables)	639	23,400
TreeHouse Foods, Inc.* (Food Products)	271	14,661
Tupperware Brands Corp. (Household Durables)	235	4,472
Tyson Foods, Inc.—Class A (Food Products)	1,424	114,974
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	908	23,018
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	938	20,824
US Foods Holding Corp.* (Food & Staples Retailing)	1,055	37,727
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,573	137,401
Veoneer, Inc.* (Auto Components)(a)	538	9,313
Visteon Corp.* (Auto Components)	137	8,025
WABCO Holdings, Inc.* (Machinery)(a)	247	32,752
Whirlpool Corp. (Household Durables)	306	43,562
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	429	11,815
TOTAL COMMON STOCKS (Cost $3,236,092)		10,395,628

Repurchase Agreements(b) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $183,035	$183,000	$183,000
TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		183,000

Collateral for Securities Loaned (2.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	171,696	$171,696
Invesco Government & Agency Portfolio— Institutional Shares, 2.37%(c)	124,657	124,657
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $296,353)		296,353
TOTAL INVESTMENT SECURITIES (Cost $3,715,445)—102.7%		10,874,981
Net other assets (liabilities)—(2.7)%		(290,627)
NET ASSETS—100.0%		$10,584,354

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $290,601.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 41

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	7/23/19	2.87%	$186,969	$(1,412)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Auto Components	$319,922	3.0%
Automobiles	630,227	6.0%
Beverages	2,235,230	21.1%
Commercial Services & Supplies	20,089	0.2%
Distributors	109,696	1.0%
Diversified Financial Services	23,538	0.2%
Entertainment	381,506	3.6%
Food & Staples Retailing	58,062	0.5%
Food Products	1,542,359	14.6%
Household Durables	434,012	4.1%
Household Products	2,050,517	19.4%
Leisure Products	122,364	1.2%
Machinery	138,607	1.3%
Personal Products	254,532	2.4%
Textiles, Apparel & Luxury Goods	1,057,038	10.0%
Tobacco	1,017,929	9.6%
Other**	188,726	1.8%
Total	$10,584,354	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

42 :: ProFund VP Consumer Goods :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$3,715,445
Securities, at value	10,691,981
Repurchase agreements, at value	183,000
Total Investment Securities, at value	10,874,981
Cash	238
Dividends and interest receivable	30,682
Receivable for capital shares issued	781
Prepaid expenses	178
TOTAL ASSETS	10,906,860
LIABILITIES:
Payable for capital shares redeemed	564
Payable for collateral for securities loaned	296,353
Unrealized depreciation on swap agreements	1,412
Advisory fees payable	6,341
Management services fees payable	845
Administration fees payable	773
Administrative services fees payable	4,201
Distribution fees payable	3,819
Transfer agency fees payable	595
Fund accounting fees payable	461
Compliance services fees payable	70
Other accrued expenses	7,072
TOTAL LIABILITIES	322,506
NET ASSETS	$10,584,354
NET ASSETS CONSIST OF:
Capital	$2,331,670
Total distributable earnings (loss)	8,252,684
NET ASSETS	$10,584,354
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	199,908
Net Asset Value (offering and redemption price per share)	$52.95

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$143,530
Interest	1,982
Income from securities lending	449
TOTAL INVESTMENT INCOME	145,961
EXPENSES:
Advisory fees	39,331
Management services fees	5,244
Administration fees	4,588
Transfer agency fees	3,545
Administrative services fees	16,100
Distribution fees	13,110
Custody fees	786
Fund accounting fees	2,820
Trustee fees	160
Compliance services fees	70
Other fees	6,341
Total Gross Expenses before reductions	92,095
Expenses reduced and reimbursed by the Advisor	(3,994)
TOTAL NET EXPENSES	88,101
NET INVESTMENT INCOME (LOSS)	57,860
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	5,962
Net realized gains (losses) on swap agreements	27,528
Change in net unrealized appreciation/depreciation on investment securities	1,301,702
Change in net unrealized appreciation/depreciation on swap agreements	(8,349)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,326,843
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,384,703

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 43

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$57,860	$159,669
Net realized gains (losses) on investments	33,490	2,118,796
Change in net unrealized appreciation/depreciation on investments	1,293,353	(4,521,434)
Change in net assets resulting from operations	1,384,703	(2,242,969)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,114,876)
Change in net assets resulting from distributions	—	(2,114,876)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,535,618	7,311,923
Distributions reinvested	—	2,114,876
Value of shares redeemed	(3,324,935)	(14,906,663)
Change in net assets resulting from capital transactions	210,683	(5,479,864)
Change in net assets	1,595,386	(9,837,709)
NET ASSETS:
Beginning of period	8,988,968	18,826,677
End of period	$10,584,354	$8,988,968
SHARE TRANSACTIONS:
Issued	69,511	129,049
Reinvested	—	41,468
Redeemed	(64,358)	(260,044)
Change in shares	5,153	(89,527)

See accompanying notes to financial statements.

44 :: ProFund VP Consumer Goods :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$46.16	$66.23	$59.18	$57.77	$56.02	$51.16
Investment Activities:
Net investment income (loss)(a)	0.28	0.70	0.49	0.48	0.67	0.43
Net realized and unrealized gains (losses) on investments	6.51	(9.43)	8.33	1.59	1.64	4.78
Total income (loss) from investment activities	6.79	(8.73)	8.82	2.07	2.31	5.21
Distributions to Shareholders From:
Net investment income	—	(0.74)	(0.82)	(0.66)	(0.56)	(0.35)
Net realized gains on investments	—	(10.60)	(0.95)	—	—	—
Total distributions	—	(11.34)	(1.77)	(0.66)	(0.56)	(0.35)
Net Asset Value, End of Period	$52.95	$46.16	$66.23	$59.18	$57.77	$56.02
Total Return(b)	14.71%	(14.80)%	15.05%	3.54%	4.16%	10.23%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.72%	1.68%	1.68%	1.68%	1.74%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.10%	1.23%	0.76%	0.81%	1.18%	0.81%
Supplemental Data:
Net assets, end of period (000’s)	$10,584	$8,989	$18,827	$16,374	$24,118	$29,178
Portfolio turnover rate(b)(d)	20%	41%	107%	84%	156%	93%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 45

Investment Objective: The ProFund VP Consumer Services seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	20.8%
The Home Depot, Inc.	4.9%
The Walt Disney Co.	4.8%
Comcast Corp.	4.7%
Netflix, Inc.	4.3%

Dow Jones U.S. Consumer ServicesSM Index — Composition

% of Index
Retailing	44%
Media & Entertainment	24%
Consumer Services	17%
Food & Staples Retailing	10%
Transportation	3%
Commercial & Professional Services	1%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.9%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	556	$34,144
Adtalem Global Education, Inc.* (Diversified Consumer Services)	465	20,948
Advance Auto Parts, Inc. (Specialty Retail)	590	90,943
Alaska Air Group, Inc. (Airlines)	1,016	64,933
Allegiant Travel Co. (Airlines)	106	15,211
Altice USA, Inc.* (Media)	970	23,620
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,401	6,440,236
AMC Networks, Inc.*—Class A (Media)	372	20,270
AMERCO (Road & Rail)	63	23,848
American Airlines Group, Inc. (Airlines)	3,255	106,146
American Eagle Outfitters, Inc. (Specialty Retail)	1,345	22,731
AmerisourceBergen Corp. (Health Care Providers & Services)	1,278	108,962
Aramark (Hotels, Restaurants & Leisure)	2,027	73,094
AutoNation, Inc.* (Specialty Retail)	469	19,670
AutoZone, Inc.* (Specialty Retail)	202	222,093
Avis Budget Group, Inc.* (Road & Rail)	524	18,424
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	563	20,673
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	1,088	12,643
Best Buy Co., Inc. (Specialty Retail)	1,910	133,184
Big Lots, Inc. (Multiline Retail)	329	9,413
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	754	14,258
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	355	665,522
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	658	17,727
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	482	72,720
Brinker International, Inc. (Hotels, Restaurants & Leisure)	308	12,120
Burlington Stores, Inc.* (Specialty Retail)	545	92,732
Cable One, Inc. (Media)	41	48,011
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,815	56,913
Cardinal Health, Inc. (Health Care Providers & Services)	2,450	115,395
CarMax, Inc.* (Specialty Retail)	1,367	118,697
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	3,292	153,243
Casey’s General Stores, Inc. (Food & Staples Retailing)	302	47,109
CBS Corp.—Class B (Media)	2,895	144,461
Charter Communications, Inc.*—Class A (Media)	1,415	559,179
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	201	147,309
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	280	24,363
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	291	33,485
Cinemark Holdings, Inc. (Entertainment)	875	31,588
Comcast Corp.—Class A (Media)	34,638	1,464,494
Copart, Inc.* (Commercial Services & Supplies)	1,659	123,994
Costco Wholesale Corp. (Food & Staples Retailing)	3,617	955,829
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	198	33,805
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,011	123,069
Delta Air Lines, Inc. (Airlines)	4,899	278,019
Dick’s Sporting Goods, Inc. (Specialty Retail)	554	19,185
Dillard’s, Inc.—Class A (Multiline Retail)(a)	146	9,093
Discovery Communications, Inc.*—Class A (Media)	1,298	39,849
Discovery Communications, Inc.*—Class C (Media)	2,965	84,354
Dish Network Corp.*—Class A (Media)	1,897	72,864
Dollar General Corp. (Multiline Retail)	2,124	287,080
Dollar Tree, Inc.* (Multiline Retail)	1,953	209,733

See accompanying notes to financial statements.

46 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	339	$94,337
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	679	54,089
Expedia, Inc. (Internet & Direct Marketing Retail)	974	129,571
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,550	26,180
Five Below, Inc.* (Specialty Retail)	460	55,209
Floor & Decor Holdings, Inc.* (Specialty Retail)	476	19,944
Foot Locker, Inc. (Specialty Retail)	924	38,734
Fox Corp.—Class A (Media)	2,914	106,769
Fox Corp.—Class B (Media)	1,335	48,768
frontdoor, Inc.*—Class A (Diversified Consumer Services)	695	30,267
Graham Holdings Co.—Class B (Diversified Consumer Services)	36	24,841
Grand Canyon Education, Inc.* (Diversified Consumer Services)	396	46,340
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,361	12,032
H & R Block, Inc. (Diversified Consumer Services)	1,673	49,019
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	747	23,770
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,394	233,990
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	314	23,905
IAA, Inc.* (Commercial Services & Supplies)	1,096	42,503
IHS Markit, Ltd.* (Professional Services)	2,992	190,650
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	213	17,336
JetBlue Airways Corp.* (Airlines)	2,474	45,744
John Wiley & Sons, Inc.—Class A (Media)	369	16,922
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,096	27,400
Kohl’s Corp. (Multiline Retail)	1,334	63,432
L Brands, Inc. (Specialty Retail)	1,886	49,225
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,987	176,502
Liberty Broadband Corp.*—Class A (Media)	217	22,316
Liberty Broadband Corp.*—Class C (Media)	1,255	130,796
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	448	21,410
Liberty Global PLC*—Class A (Media)	1,688	45,559
Liberty Global PLC*—Class C (Media)	4,284	113,655
Liberty Latin America, Ltd.*—Class A (Media)	355	6,117
Liberty Latin America, Ltd.*—Class C (Media)	990	17,018
Liberty Media Group*—Class A (Entertainment)	212	7,602
Liberty Media Group*—Class C (Entertainment)	1,669	62,437
Liberty SiriusXM Group*—Class A (Media)	685	25,900
Liberty SiriusXM Group*—Class C (Media)	1,282	48,690
Lions Gate Entertainment Corp.—Class A (Entertainment)	456	5,586
Lions Gate Entertainment Corp.—Class B (Entertainment)	879	10,205
Lithia Motors, Inc.—Class A (Specialty Retail)	184	21,856
Live Nation Entertainment, Inc.* (Entertainment)	1,149	76,121
LiveRamp Holdings, Inc.* (IT Services)	567	27,488
LKQ Corp.* (Distributors)	2,581	68,680
Lowe’s Cos., Inc. (Specialty Retail)	6,439	649,758
Macy’s, Inc. (Multiline Retail)	2,540	54,508
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,275	319,140
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	321	30,944
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,279	1,303,896
Meredith Corp. (Media)	329	18,115
MGM Resorts International (Hotels, Restaurants & Leisure)	4,196	119,880
Murphy USA, Inc.* (Specialty Retail)	247	20,755
National Vision Holdings, Inc.* (Specialty Retail)	527	16,195
Netflix, Inc.* (Entertainment)	3,596	1,320,883
News Corp.—Class A (Media)	3,172	42,790
News Corp.—Class B (Media)	1,018	14,211
Nexstar Broadcasting Group, Inc.—Class A (Media)(a)	379	38,279
Nordstrom, Inc. (Multiline Retail)(a)	865	27,559
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,771	94,979
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	427	37,196
Omnicom Group, Inc. (Media)	1,809	148,248
O’Reilly Automotive, Inc.* (Specialty Retail)	643	237,473
Penske Automotive Group, Inc. (Specialty Retail)	295	13,954
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	695	50,346
Qurate Retail, Inc.*—Class A (Internet & Direct Marketing Retail)	3,292	40,788
Rite Aid Corp.* (Food & Staples Retailing)(a)	443	3,548
Rollins, Inc. (Commercial Services & Supplies)	1,212	43,474
Ross Stores, Inc. (Specialty Retail)	3,022	299,541
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,414	171,391
Sally Beauty Holdings, Inc.* (Specialty Retail)	991	13,220
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	459	9,097
Service Corp. International (Diversified Consumer Services)	1,498	70,076
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,118	58,237
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	283	14,306
Signet Jewelers, Ltd. (Specialty Retail)	429	7,671
Sinclair Broadcast Group, Inc.—Class A (Media)	541	29,014
Sirius XM Holdings, Inc. (Media)	13,259	73,985
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	589	29,262
Sotheby’s*—Class A (Diversified Consumer Services)	273	15,869
Southwest Airlines Co. (Airlines)	4,018	204,034
Spirit Airlines, Inc.* (Airlines)	563	26,872
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	970	18,323

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 47

Common Stocks, continued

	Shares	Value
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,960	$834,946
Sysco Corp. (Food & Staples Retailing)	3,888	274,959
Target Corp. (Multiline Retail)	4,214	364,974
TEGNA, Inc. (Media)	1,780	26,967
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	548	29,411
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	342	14,952
The Gap, Inc. (Specialty Retail)	1,741	31,286
The Home Depot, Inc. (Specialty Retail)	7,217	1,500,918
The Interpublic Group of Cos., Inc. (Media)	3,182	71,881
The Kroger Co. (Food & Staples Retailing)	6,633	144,002
The Madison Square Garden Co.*—Class A (Entertainment)	142	39,751
The Michaels Cos., Inc.* (Specialty Retail)	742	6,455
The New York Times Co.—Class A (Media)	1,168	38,100
The TJX Cos., Inc. (Specialty Retail)	9,972	527,319
The Walt Disney Co. (Entertainment)	10,565	1,475,298
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,500	29,370
Tiffany & Co. (Specialty Retail)	888	83,152
Tractor Supply Co. (Specialty Retail)	992	107,930
Tribune Media Co.—Class A (Media)	667	30,829
TripAdvisor, Inc.* (Interactive Media & Services)	852	39,439
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	457	158,529
United Continental Holdings, Inc.* (Airlines)	1,817	159,078
Urban Outfitters, Inc.* (Specialty Retail)	564	12,831
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	330	73,649
Viacom, Inc.—Class A (Entertainment)	73	2,489
Viacom, Inc.—Class B (Entertainment)	2,908	86,862
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,390	349,341
Wal-Mart Stores, Inc. (Food & Staples Retailing)	11,496	1,270,194
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	526	76,796
Weight Watchers International, Inc.* (Diversified Consumer Services)	320	6,112
Williams-Sonoma, Inc. (Specialty Retail)	647	42,055
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	770	33,803
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	801	44,648
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	798	98,944
Yelp, Inc.* (Interactive Media & Services)	584	19,961
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,515	278,335
TOTAL COMMON STOCKS (Cost $10,000,301)		29,969,684

Repurchase Agreements(b) (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $982,187	$982,000	$982,000
TOTAL REPURCHASE AGREEMENTS (Cost $982,000)		982,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	26,862	$26,862
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	19,503	19,503
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $46,365)		46,365
TOTAL INVESTMENT SECURITIES (Cost $11,028,666)—100.3%		30,998,049
Net other assets (liabilities)—(0.3)%		(97,933)
NET ASSETS—100.0%		$30,900,116

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $45,300.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	7/23/19	2.87%	$905,937	$132

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

48 :: ProFund VP Consumer Services :: Financial Statements

ProFund VP Consumer Services invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Airlines	$900,037	2.9%
Commercial Services & Supplies	237,371	0.8%
Distributors	68,680	0.2%
Diversified Consumer Services	394,429	1.3%
Entertainment	3,118,822	10.1%
Food & Staples Retailing	3,063,305	9.9%
Health Care Providers & Services	224,357	0.7%
Hotels, Restaurants & Leisure	4,906,488	15.9%
Interactive Media & Services	59,400	0.2%
Internet & Direct Marketing Retail	7,400,661	24.0%
IT Services	27,488	0.1%
Media	3,572,031	11.5%
Multiline Retail	1,062,988	3.4%
Professional Services	190,650	0.6%
Road & Rail	42,272	0.1%
Specialty Retail	4,680,032	15.1%
Trading Companies & Distributors	20,673	0.1%
Other**	930,432	3.1%
Total	$30,900,116	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 49

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$11,028,666
Securities, at value	30,016,049
Repurchase agreements, at value	982,000
Total Investment Securities, at value	30,998,049
Cash	895
Dividends and interest receivable	8,341
Unrealized appreciation on swap agreements	132
Receivable for capital shares issued	26,063
Prepaid expenses	417
TOTAL ASSETS	31,033,897
LIABILITIES:
Payable for capital shares redeemed	13,701
Payable for collateral for securities loaned	46,365
Advisory fees payable	18,248
Management services fees payable	2,433
Administration fees payable	2,162
Administrative services fees payable	14,170
Distribution fees payable	13,938
Transfer agency fees payable	1,662
Fund accounting fees payable	1,251
Compliance services fees payable	186
Other accrued expenses	19,665
TOTAL LIABILITIES	133,781
NET ASSETS	$30,900,116
NET ASSETS CONSIST OF:
Capital	$10,215,898
Total distributable earnings (loss)	20,684,218
NET ASSETS	$30,900,116
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	370,113
Net Asset Value (offering and redemption price per share)	$83.49

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$148,138
Interest	8,521
Income from securities lending	209
TOTAL INVESTMENT INCOME	156,868
EXPENSES:
Advisory fees	103,216
Management services fees	13,762
Administration fees	11,997
Transfer agency fees	9,249
Administrative services fees	38,132
Distribution fees	34,405
Custody fees	2,197
Fund accounting fees	7,143
Trustee fees	422
Compliance services fees	186
Other fees	18,014
Total Gross Expenses before reductions	238,723
Expenses reduced and reimbursed by the Advisor	(80)
TOTAL NET EXPENSES	238,643
NET INVESTMENT INCOME (LOSS)	(81,775)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	615,820
Net realized gains (losses) on swap agreements	124,215
Change in net unrealized appreciation/depreciation on investment securities	4,231,337
Change in net unrealized appreciation/depreciation on swap agreements	(24,588)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,946,784
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,865,009

See accompanying notes to financial statements.

50 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,775)	$(113,973)
Net realized gains (losses) on investments	740,035	1,115,139
Change in net unrealized appreciation/depreciation on investments	4,206,749	(1,244,992)
Change in net assets resulting from operations	4,865,009	(243,826)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,368,209)
Change in net assets resulting from distributions	—	(1,368,209)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,504,351	32,417,545
Distributions reinvested	—	1,368,209
Value of shares redeemed	(9,690,820)	(39,714,392)
Change in net assets resulting from capital transactions	813,531	(5,928,638)
Change in net assets	5,678,540	(7,540,673)
NET ASSETS:
Beginning of period	25,221,576	32,762,249
End of period	$30,900,116	$25,221,576
SHARE TRANSACTIONS:
Issued	132,652	421,930
Reinvested	—	17,916
Redeemed	(125,197)	(526,695)
Change in shares	7,455	(86,849)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 51

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$69.55		$72.88		$61.58	$59.70	$64.15	$57.10
Investment Activities:
Net investment income (loss)(a)	(0.23)		(0.29)		(0.12)	(0.12)	(0.12)	(0.20)
Net realized and unrealized gains (losses) on investments	14.17		1.12	(b)	11.42	2.61	3.04	7.31
Total income (loss) from investment activities	13.94		0.83		11.30	2.49	2.92	7.11
Distributions to Shareholders From:
Net realized gains on investments	—		(4.16)		—	(0.61)	(7.37)	(0.06)
Net Asset Value, End of Period	$83.49		$69.55		$72.88	$61.58	$59.70	$64.15
Total Return(c)	20.06%		0.62	%(d)	18.37%	4.18%	4.69%	12.46%
Ratios to Average Net Assets:
Gross expenses(e)	1.73%		1.73%		1.72%	1.73%	1.73%	1.75%
Net expenses(e)	1.73	%(f)	1.65	%(d)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.59)%		(0.38	)%(d)	(0.18)%	(0.20)%	(0.20)%	(0.34)%
Supplemental Data:
Net assets, end of period (000’s)	$30,900		$25,222		$32,762	$27,416	$34,472	$35,043
Portfolio turnover rate(c)(g)	27%		82%		81%	66%	103%	93%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Not annualized for periods less than one year.

(d)         During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and (0.40)%, respectively, and the total return would have been 0.60%.

(e)          Annualized for periods less than one year.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

52 :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Industrial AverageSM.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial AverageSM — Composition

% of Index
Industrials	21%
Information Technology	19%
Financials	15%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	8%
Energy	5%
Communication Services	5%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $275,052	$275,000	$275,000
TOTAL REPURCHASE AGREEMENTS (Cost $275,000)		275,000
TOTAL INVESTMENT SECURITIES (Cost $275,000)—99.7%		275,000
Net other assets (liabilities)—0.3%		737
NET ASSETS—100.0%		$275,737

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $237,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/29/19	2.87%	$27,513	$74
Dow Jones Industrial Average	UBS AG	7/29/19	2.87%	247,344	662
				$274,857	$736

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 53

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$275,000
Repurchase agreements, at value	275,000
Total Investment Securities, at value	275,000
Cash	770
Interest receivable	52
Unrealized appreciation on swap agreements	736
Prepaid expenses	6
TOTAL ASSETS	276,564
LIABILITIES:
Advisory fees payable	168
Management services fees payable	23
Administration fees payable	18
Administrative services fees payable	65
Distribution fees payable	132
Transfer agency fees payable	15
Fund accounting fees payable	11
Compliance services fees payable	2
Other accrued expenses	393
TOTAL LIABILITIES	827
NET ASSETS	$275,737
NET ASSETS CONSIST OF:
Capital	$1,852,984
Total distributable earnings (loss)	(1,577,247)
NET ASSETS	$275,737
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	10,485
Net Asset Value (offering and redemption price per share)	$26.30

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$4,151
EXPENSES:
Advisory fees	1,349
Management services fees	180
Administration fees	177
Transfer agency fees	144
Administrative services fees	156
Distribution fees	450
Custody fees	28
Fund accounting fees	107
Trustee fees	6
Compliance services fees	2
Other fees	151
TOTAL NET EXPENSES	2,750
NET INVESTMENT INCOME (LOSS)	1,401
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	58,830
Change in net unrealized appreciation/depreciation on swap agreements	(1,227)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	57,603
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$59,004

See accompanying notes to financial statements.

54 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,401	$837
Net realized gains (losses) on investments	58,830	(2,042)
Change in net unrealized appreciation/depreciation on investments	(1,227)	3,030
Change in net assets resulting from operations	59,004	1,825
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(175,647)
Change in net assets resulting from distributions	—	(175,647)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,250,227	27,640,259
Distributions reinvested	—	175,647
Value of shares redeemed	(5,340,838)	(27,683,754)
Change in net assets resulting from capital transactions	(90,611)	132,152
Change in net assets	(31,607)	(41,670)
NET ASSETS:
Beginning of period	307,344	349,014
End of period	$275,737	$307,344
SHARE TRANSACTIONS:
Issued	206,756	888,980
Reinvested	—	6,835
Redeemed	(209,596)	(893,432)
Change in shares	(2,840)	2,383

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 55

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$23.07	$31.90		$36.39	$32.23	$33.94	$37.19
Investment Activities:
Net investment income (loss)(a)	0.10	0.05		(0.24)	(0.38)	(0.51)	(0.58)
Net realized and unrealized gains (losses) on investments	3.13	(1.18	)(b)	7.74	4.54	(0.54)	2.62
Total income (loss) from investment activities	3.23	(1.13)		7.50	4.16	(1.05)	2.04
Distributions to Shareholders From:
Net realized gains on investments	—	(7.70)		(11.99)	—	(0.66)	(5.29)
Net Asset Value, End of Period	$26.30	$23.07		$31.90	$36.39	$32.23	$33.94
Total Return(c)	14.00%	(6.03)%		23.63%	12.91%	(2.97)%	6.38%
Ratios to Average Net Assets:
Gross expenses(d)	1.53%	1.49%		1.44%	1.44%	1.58%	1.68%
Net expenses(d)	1.53%	1.49%		1.44%	1.44%	1.58%	1.68%
Net investment income (loss)(d)	0.78%	0.16%		(0.68)%	(1.15)%	(1.54)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$276	$307		$349	$330	$2,616	$2,820
Portfolio turnover rate(e)	—	—		—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Not annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

56 :: ProFund VP Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Emerging Markets seeks investment results that, before fees and expenses, correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	17.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	11.7%
HDFC Bank, Ltd.	7.0%
Petroleo Brasileiro S.A.	4.4%
China Mobile, Ltd.	4.0%

S&P/BNY Mellon Emerging 50 ADR Index (USD) — Composition

Industry Breakdown	% of Index
Consumer Discretionary	23%
Financials	21%
Information Technology	17%
Communication Services	15%
Energy	10%
Materials	8%
Consumer Staples	4%
Utilities	1%
Industrials	1%

Country Composition
China	41%
Brazil	18%
Taiwan	14%
India	13%
Other	14%

Schedule of Portfolio Investments (unaudited)

Common Stocks (94.3%)

	Shares	Value
58.com, Inc.*ADR (Interactive Media & Services)	1,321	$82,127
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	18,616	3,154,480
Ambev S.A.ADR (Beverages)	63,257	295,410
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	16,762	244,055
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,925	105,524
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	21,733	85,845
Autohome, Inc.*ADR (Interactive Media & Services)	799	68,410
Baidu, Inc.*ADR (Interactive Media & Services)	3,984	467,562
Banco Bradesco S.A.ADR (Banks)	57,917	568,745
Bancolombia S.A.ADR (Banks)	1,624	82,889
Beigene, Ltd.*ADR (Biotechnology)	558	69,164
BRF S.A.*ADR (Food Products)	10,854	82,490
Cemex S.A.B. de C.V.ADR (Construction Materials)	21,744	92,195
China Life Insurance Co., Ltd.ADR (Insurance)	21,378	264,446
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	15,883	719,341
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,661	249,680
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	1,993	99,710
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	8,351	91,026
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,460	199,508
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,309	393,338
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	5,567	205,478
Enersis S.A.ADR (Electric Utilities)	7,923	70,277
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,670	258,322
HDFC Bank, Ltd.ADR (Banks)	9,628	1,252,025
ICICI Bank, Ltd.ADR (Banks)	22,575	284,219
Infosys Technologies, Ltd.ADR (IT Services)	54,591	584,124
Itau Unibanco Holding S.A.ADR (Banks)	69,609	655,718
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	11,972	362,632
KB Financial Group, Inc.ADR (Banks)	5,706	225,273
Korea Electric Power Corp.*ADR (Electric Utilities)	7,377	81,885
Netease.com, Inc.ADR (Entertainment)	1,029	263,187
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,682	162,448
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,031	166,917
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	21,382	332,918
POSCOADR (Metals & Mining)	4,609	244,554
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,973	203,891
Sasol, Ltd.ADR (Chemicals)	8,146	202,428
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,812	264,850

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 57

Common Stocks, continued

	Shares	Value
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,115	$126,596
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	4,302	73,263
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	53,637	2,100,962
TAL Education Group*ADR (Diversified Consumer Services)	5,261	200,444
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	5,949	77,456
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	12,468	65,332
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	32,742	72,360
Vale S.A.ADR (Metals & Mining)	44,787	601,937
Wipro, Ltd.ADR (IT Services)	20,791	90,025
Woori Financial Group, Inc.ADR (Banks)	2,475	90,882
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	6,408	122,521
TOTAL COMMON STOCKS (Cost $10,615,804)		16,858,869

Preferred Stock (2.5%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	31,384	445,653
TOTAL PREFERRED STOCK (Cost $158,635)		445,653

Repurchase Agreements(a)(b) (2.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $507,097	$507,000	$507,000
TOTAL REPURCHASE AGREEMENTS (Cost $507,000)		507,000
TOTAL INVESTMENT SECURITIES (Cost $11,281,439)—99.6%		17,811,522
Net other assets (liabilities)—0.4%		78,870
NET ASSETS—100.0%		$17,890,392

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $221,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	7/29/19	2.82%	$109,156	$(295)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	7/29/19	2.87%	479,639	(1,285)
				$588,795	$(1,580)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

58 :: ProFund VP Emerging Markets :: Financial Statements

ProFund VP Emerging Markets invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$122,521	0.7%
Banks	3,424,601	19.1%
Beverages	553,732	3.1%
Biotechnology	69,164	0.4%
Chemicals	202,428	1.1%
Construction Materials	92,195	0.5%
Diversified Consumer Services	362,892	2.0%
Diversified Telecommunication Services	671,591	3.7%
Electric Utilities	152,162	0.9%
Entertainment	263,187	1.5%
Food Products	82,490	0.5%
Insurance	264,446	1.5%
Interactive Media & Services	618,099	3.5%
Internet & Direct Marketing Retail	3,722,590	20.8%
IT Services	674,149	3.8%
Metals & Mining	952,015	5.4%
Oil, Gas & Consumable Fuels	1,653,838	9.2%
Paper & Forest Products	73,263	0.4%
Semiconductors & Semiconductor Equipment	2,259,167	12.6%
Wireless Telecommunication Services	1,089,992	6.1%
Other**	585,870	3.2%
Total	$17,890,392	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2019:

	Value	% of Net Assets
Brazil	$3,198,922	17.9%
Chile	70,277	0.4%
China	6,423,570	36.0%
Colombia	82,889	0.5%
Hong Kong	719,341	4.0%
India	2,210,393	12.4%
Indonesia	203,891	1.1%
Mexico	594,572	3.3%
South Africa	307,952	1.7%
South Korea	1,034,040	5.8%
Taiwan	2,458,675	13.7%
Other**	585,870	3.2%
Total	$17,890,392	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 59

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$11,281,439
Securities, at value	17,304,522
Repurchase agreements, at value	507,000
Total Investment Securities, at value	17,811,522
Cash	15,249
Dividends and interest receivable	114,057
Receivable for capital shares issued	12,092
Receivable for tax reclaims	488
Prepaid expenses	403
TOTAL ASSETS	17,953,811
LIABILITIES:
Payable for capital shares redeemed	9,300
Unrealized depreciation on swap agreements	1,580
Advisory fees payable	10,097
Management services fees payable	1,346
Administration fees payable	1,313
Administrative services fees payable	12,939
Distribution fees payable	13,599
Transfer agency fees payable	1,009
Fund accounting fees payable	746
Compliance services fees payable	142
Other accrued expenses	11,348
TOTAL LIABILITIES	63,419
NET ASSETS	$17,890,392
NET ASSETS CONSIST OF:
Capital	$19,029,064
Total distributable earnings (loss)	(1,138,672)
NET ASSETS	$17,890,392
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	690,559
Net Asset Value (offering and redemption price per share)	$25.91

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$231,650
Interest	37,256
Foreign tax withholding	(25,261)
Income from securities lending	269
TOTAL INVESTMENT INCOME	243,914
EXPENSES:
Advisory fees	84,211
Management services fees	11,228
Administration fees	8,413
Transfer agency fees	6,535
Administrative services fees	26,474
Distribution fees	28,070
Custody fees	8,178
Fund accounting fees	4,929
Trustee fees	295
Compliance services fees	142
Other fees	13,253
Total Gross Expenses before reductions	191,728
Expenses reduced and reimbursed by the Advisor	(3,095)
TOTAL NET EXPENSES	188,633
NET INVESTMENT INCOME (LOSS)	55,281
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(617,744)
Net realized gains (losses) on swap agreements	370,806
Change in net unrealized appreciation/depreciation on investment securities	1,787,417
Change in net unrealized appreciation/depreciation on swap agreements	(3,855)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,536,624
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,591,905

See accompanying notes to financial statements.

60 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$55,281	$84,945
Net realized gains (losses) on investments	(246,938)	916,410
Change in net unrealized appreciation/depreciation on investments	1,783,562	(4,180,448)
Change in net assets resulting from operations	1,591,905	(3,179,093)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(60,833)
Change in net assets resulting from distributions	—	(60,833)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,359,659	31,900,228
Distributions reinvested	—	60,833
Value of shares redeemed	(27,126,431)	(46,105,735)
Change in net assets resulting from capital transactions	(766,772)	(14,144,674)
Change in net assets	825,133	(17,384,600)
NET ASSETS:
Beginning of period	17,065,259	34,449,859
End of period	$17,890,392	$17,065,259
SHARE TRANSACTIONS:
Issued	1,022,936	1,151,953
Reinvested	—	2,242
Redeemed	(1,057,377)	(1,666,239)
Change in shares	(34,441)	(512,044)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 61

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$23.54	$27.85	$20.91	$18.86	$23.02	$23.88
Investment Activities:
Net investment income (loss)(a)	0.06	0.09	0.06	0.02	0.08	0.17
Net realized and unrealized gains (losses) on investments	2.31	(4.33)	6.89	2.06	(4.03)	(0.98)
Total income (loss) from investment activities	2.37	(4.24)	6.95	2.08	(3.95)	(0.81)
Distributions to Shareholders From:
Net investment income	—	(0.07)	(0.01)	(0.03)	(0.21)	(0.05)
Net Asset Value, End of Period	$25.91	$23.54	$27.85	$20.91	$18.86	$23.02
Total Return(b)	10.07%	(15.27)%	33.26%	11.01%	(17.36)%	(3.42)%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.74%	1.70%	1.72%	1.83%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.49%	0.34%	0.21%	0.10%	0.36%	0.70%
Supplemental Data:
Net assets, end of period (000’s)	$17,890	$17,065	$34,450	$14,906	$9,079	$12,665
Portfolio turnover rate(b)(d)	50%	21%	54%	118%	182%	176%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

62 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results that, before fees and expenses, correspond to the performance of the ProFunds Europe 30® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.1%
S.A.P. SE	5.5%
Anheuser-Busch InBev N.V.	5.3%
Unilever N.V.	5.2%
BP PLC	4.4%

ProFunds Europe 30® Index — Composition

Industry Breakdown	% of Index
Health Care	24%
Energy	21%
Consumer Staples	17%
Information Technology	14%
Financials	12%
Materials	6%
Utilities	2%
Communication Services	2%
Industrials	2%

Country Composition
United Kingdom	42%
Netherlands	16%
France	8%
Germany	5%
Belgium	5%
Spain	5%
Other	19%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	27,907	$541,117
Anheuser-Busch InBev N.V.ADR (Beverages)	13,337	1,180,458
ArcelorMittalNYS—Class A (Metals & Mining)	20,743	373,996
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,200	873,306
AstraZeneca PLCADR (Pharmaceuticals)	20,000	825,600
Banco Santander S.A.ADR (Banks)	145,698	667,297
Barclays PLCADR (Banks)	63,957	486,713
BP PLCADR (Oil, Gas & Consumable Fuels)	23,710	988,707
British American Tobacco PLCADR (Tobacco)	20,252	706,187
Diageo PLCADR (Beverages)	4,940	851,261
Equinor ASAADR (Oil, Gas & Consumable Fuels)	31,113	615,415
EricssonADR (Communications Equipment)	54,817	520,762
GlaxoSmithKline PLCADR (Pharmaceuticals)	19,507	780,670
Grifols SAADR (Biotechnology)	22,720	479,392
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	3,453	595,263
HSBC Holdings PLCADR (Banks)	23,550	982,977
ING Groep N.V.ADR (Banks)	48,649	562,869
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	13,833	602,842
National Grid PLCADR (Multi-Utilities)	9,878	525,312
Nokia Corp.ADR (Communications Equipment)	84,211	421,897
NOVO Nordisk A/SADR (Pharmaceuticals)	15,557	794,029
Rio Tinto PLCADR (Metals & Mining)	14,321	892,771
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	24,447	1,590,766
Ryanair Holdings PLC*ADR (Airlines)	5,924	379,965
S.A.P. SEADR (Software)	8,888	1,215,878
SanofiADR (Pharmaceuticals)	16,544	715,859
Tenaris S.A.ADR (Energy Equipment & Services)	18,766	493,734
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	17,289	964,553
Unilever N.V.NYS (Personal Products)	19,014	1,154,530
Vodafone Group PLCADR (Wireless Telecommunication Services)	28,897	471,888
TOTAL COMMON STOCKS (Cost $15,281,886)		22,256,014
TOTAL INVESTMENT SECURITIES (Cost $15,281,886)—99.9%		22,256,014
Net other assets (liabilities)—0.1%		15,527
NET ASSETS—100.0%		$22,271,541

*                 Non-income producing security.

ADR    American Depositary Receipt

NYS     New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 63

ProFund VP Europe 30 invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Airlines	$379,965	1.7%
Banks	2,699,856	12.0%
Beverages	2,031,719	9.1%
Biotechnology	1,020,509	4.6%
Communications Equipment	942,659	4.2%
Energy Equipment & Services	493,734	2.2%
Health Care Equipment & Supplies	602,842	2.7%
Metals & Mining	1,266,767	5.7%
Multi-Utilities	525,312	2.4%
Oil, Gas & Consumable Fuels	4,159,441	18.7%
Personal Products	1,154,530	5.2%
Pharmaceuticals	3,711,421	16.7%
Semiconductors & Semiconductor Equipment	873,306	3.9%
Software	1,215,878	5.5%
Tobacco	706,187	3.2%
Wireless Telecommunication Services	471,888	2.1%
Other**	15,527	0.1%
Total	$22,271,541	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2019:

	Value	% of Net Assets
Belgium	$1,180,458	5.3%
Denmark	794,029	3.6%
Finland	421,897	1.9%
France	1,680,412	7.5%
Germany	1,215,878	5.5%
Ireland	921,082	4.1%
Luxembourg	867,730	3.9%
Netherlands	3,629,783	16.3%
Norway	615,415	2.8%
Spain	1,146,689	5.1%
Sweden	520,762	2.3%
United Kingdom	9,261,879	41.6%
Other**	15,527	0.1%
Total	$22,271,541	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

64 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$15,281,886
Securities, at value	22,256,014
Total Investment Securities, at value	22,256,014
Dividends receivable	70,369
Receivable for capital shares issued	31,006
Receivable for tax reclaims	18,696
Prepaid expenses	345
TOTAL ASSETS	22,376,430
LIABILITIES:
Payable for capital shares redeemed	2,132
Cash overdraft	54,240
Advisory fees payable	9,804
Management services fees payable	1,307
Administration fees payable	1,519
Administrative services fees payable	7,615
Distribution fees payable	9,177
Transfer agency fees payable	1,168
Fund accounting fees payable	856
Compliance services fees payable	141
Other accrued expenses	16,930
TOTAL LIABILITIES	104,889
NET ASSETS	$22,271,541
NET ASSETS CONSIST OF:
Capital	$20,735,752
Total distributable earnings (loss)	1,535,789
NET ASSETS	$22,271,541
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	951,290
Net Asset Value (offering and redemption price per share)	$23.41

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$496,260
Interest	87
Foreign tax withholding	(37,354)
Income from securities lending	2,250
TOTAL INVESTMENT INCOME	461,243
EXPENSES:
Advisory fees	78,388
Management services fees	10,452
Administration fees	8,976
Transfer agency fees	6,930
Administrative services fees	25,871
Distribution fees	26,129
Custody fees	15,461
Fund accounting fees	5,196
Trustee fees	317
Compliance services fees	141
Other fees	13,469
Total Gross Expenses before reductions	191,330
Expenses reduced and reimbursed by the Advisor	(15,741)
TOTAL NET EXPENSES	175,589
NET INVESTMENT INCOME (LOSS)	285,654
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	355,522
Change in net unrealized appreciation/depreciation on investment securities	2,145,678
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,501,200
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,786,854

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 65

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$285,654	$507,890
Net realized gains (losses) on investments	355,522	1,339,203
Change in net unrealized appreciation/depreciation on investments	2,145,678	(5,010,563)
Change in net assets resulting from operations	2,786,854	(3,163,470)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(694,945)
Change in net assets resulting from distributions	—	(694,945)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,674,647	59,880,922
Distributions reinvested	—	694,945
Value of shares redeemed	(8,521,416)	(70,584,842)
Change in net assets resulting from capital transactions	1,153,231	(10,008,975)
Change in net assets	3,940,085	(13,867,390)
NET ASSETS:
Beginning of period	18,331,456	32,198,846
End of period	$22,271,541	$18,331,456
SHARE TRANSACTIONS:
Issued	433,474	2,484,455
Reinvested	—	29,029
Redeemed	(374,115)	(2,934,440)
Change in shares	59,359	(420,956)

See accompanying notes to financial statements.

66 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$20.55	$24.53	$20.84	$19.90	$23.35	$25.87
Investment Activities:
Net investment income (loss)(a)	0.31	0.48	0.50	0.50	0.53	1.08
Net realized and unrealized gains (losses) on investments	2.55	(3.86)	3.60	1.03	(2.92)	(3.28)
Total income (loss) from investment activities	2.86	(3.38)	4.10	1.53	(2.39)	(2.20)
Distributions to Shareholders From:
Net investment income	—	(0.60)	(0.41)	(0.59)	(1.06)	(0.32)
Net Asset Value, End of Period	$23.41	$20.55	$24.53	$20.84	$19.90	$23.35
Total Return(b)	13.92%	(14.13)%	19.71%	7.76%	(10.83)%	(8.65)%
Ratios to Average Net Assets:
Gross expenses(c)	1.83%	1.75%	1.74%	1.70%	1.79%	1.71%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	2.73%	1.99%	2.14%	2.54%	2.38%	4.25%
Supplemental Data:
Net assets, end of period (000’s)	$22,272	$18,331	$32,199	$24,231	$26,164	$27,473
Portfolio turnover rate(b)(d)	27%	228%	181%	102%	107%	115%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 67

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $633,121	$633,000	$633,000
TOTAL REPURCHASE AGREEMENTS (Cost $633,000)		633,000
TOTAL INVESTMENT SECURITIES (Cost $633,000)—100.0%		633,000
Net other assets (liabilities)—NM		(169)
NET ASSETS—100.0%		$632,831

(a)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $61,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

68 :: ProFund VP Falling U.S. Dollar :: Financial Statements

As of June 30, 2019, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	15,771	U.S. dollar	$20,128	7/12/19	$20,037	$(91)
Canadian dollar	22,478	U.S. dollar	16,934	7/12/19	17,172	238
Euro	87,919	U.S. dollar	99,732	7/12/19	100,049	317
Japanese yen	2,347,640	U.S. dollar	21,707	7/12/19	21,799	92
Swedish krona	61,957	U.S. dollar	6,580	7/12/19	6,682	102
Swiss franc	3,642	U.S. dollar	3,674	7/12/19	3,737	63
Total Long Contracts			$168,755		$169,476	$721

As of June 30, 2019, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	43,433	U.S. dollar	$55,396	7/12/19	$55,181	$(215)
Canadian dollar	53,570	U.S. dollar	40,435	7/12/19	40,924	489
Euro	232,331	U.S. dollar	263,922	7/12/19	264,384	462
Japanese yen	6,899,591	U.S. dollar	63,959	7/12/19	64,066	107
Swedish krona	185,079	U.S. dollar	19,709	7/12/19	19,959	250
Swiss franc	18,516	U.S. dollar	18,760	7/12/19	18,997	237
Total Long Contracts			$462,181		$463,511	$1,330
			Total unrealized appreciation			$2,357
			Total unrealized (depreciation)			(306)
			Total net unrealized appreciation/(depreciation)			$2,051

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 69

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$633,000
Repurchase agreements, at value	633,000
Total Investment Securities, at value	633,000
Cash	264
Segregated cash balances for forward foreign currency contracts with custodian	320
Unrealized appreciation on forward foreign currency contracts	2,357
Interest receivable	121
Receivable from Advisor under an expense limitation agreement	1,873
Prepaid expenses	8
TOTAL ASSETS	637,943
LIABILITIES:
Payable for capital shares redeemed	378
Unrealized depreciation on forward foreign currency contracts	306
Administration fees payable	38
Administrative services fees payable	278
Distribution fees payable	284
Transfer agency fees payable	29
Fund accounting fees payable	21
Compliance services fees payable	3
Other accrued expenses	3,775
TOTAL LIABILITIES	5,112
NET ASSETS	$632,831
NET ASSETS CONSIST OF:
Capital	$913,521
Total distributable earnings (loss)	(280,690)
NET ASSETS	$632,831
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	35,455
Net Asset Value (offering and redemption price per share)	$17.85

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$5,211
EXPENSES:
Advisory fees	1,670
Management services fees	223
Administration fees	217
Transfer agency fees	166
Administrative services fees	544
Distribution fees	557
Custody fees	8,199
Fund accounting fees	124
Trustee fees	8
Compliance services fees	3
Other fees	579
Total Gross Expenses before reductions	12,290
Expenses reduced and reimbursed by the Advisor	(8,549)
TOTAL NET EXPENSES	3,741
NET INVESTMENT INCOME (LOSS)	1,470
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(5,703)
Change in net unrealized appreciation/depreciation on forward currency contracts	1,374
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,329)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,859)

See accompanying notes to financial statements.

70 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,470	$214
Net realized gains (losses) on investments	(5,703)	(59,573)
Change in net unrealized appreciation/depreciation on investments	1,374	(6,567)
Change in net assets resulting from operations	(2,859)	(65,926)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(56,381)
Change in net assets resulting from distributions	—	(56,381)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,231,094	5,819,164
Distributions reinvested	—	56,381
Value of shares redeemed	(1,272,194)	(5,769,724)
Change in net assets resulting from capital transactions	(41,100)	105,821
Change in net assets	(43,959)	(16,486)
NET ASSETS:
Beginning of period	676,790	693,276
End of period	$632,831	$676,790
SHARE TRANSACTIONS:
Issued	69,042	282,389
Reinvested	—	3,054
Redeemed	(71,116)	(278,997)
Change in shares	(2,074)	6,446

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 71

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$18.03	$22.30	$20.57	$21.85	$24.28	$27.78
Investment Activities:
Net investment income (loss)(a)	0.06	0.01	(0.18)	(0.31)	(0.37)	(0.45)
Net realized and unrealized gains (losses) on investments	(0.24)	(1.34)	1.91	(0.97)	(2.06)	(3.05)
Total income (loss) from investment activities	(0.18)	(1.33)	1.73	(1.28)	(2.43)	(3.50)
Distributions to Shareholders From:
Net realized gains on investments	—	(2.94)	—	—	—	—
Net Asset Value, End of Period	$17.85	$18.03	$22.30	$20.57	$21.85	$24.28
Total Return(b)	(1.00)%	(6.31)%	8.46%	(5.86)%	(10.01)%	(12.60)%
Ratios to Average Net Assets:
Gross expenses(c)	5.52%	4.51%	3.09%	4.39%	1.89%	2.37%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.66%	0.03%	(0.84)%	(1.42)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$633	$677	$693	$445	$796	$623
Portfolio turnover rate(d)	—	—	—	—	—	—

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

72 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. FinancialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	1%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	7.6%
JPMorgan Chase & Co.	6.6%
Visa, Inc.	5.5%
Bank of America Corp.	4.7%
MasterCard, Inc.	4.4%

Dow Jones U.S. FinancialsSM  Index — Composition

% of Index
Banks	29%
Diversified Financials	27%
Real Estate	20%
Insurance	14%
Software & Services	10%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.3%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	530	$14,506
Affiliated Managers Group, Inc. (Capital Markets)	328	30,222
Aflac, Inc. (Insurance)	4,770	261,444
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,432	57,726
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	723	102,008
Alleghany Corp.* (Insurance)	92	62,662
Ally Financial, Inc. (Consumer Finance)	2,542	78,777
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	878	40,528
American Express Co. (Consumer Finance)	4,381	540,790
American Financial Group, Inc. (Insurance)	454	46,521
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	1,666	40,500
American International Group, Inc. (Insurance)	5,566	296,556
American Tower Corp. (Equity Real Estate Investment Trusts)	2,829	578,389
Ameriprise Financial, Inc. (Capital Markets)(a)	857	124,402
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	9,320	85,091
Aon PLC (Insurance)	1,539	296,996
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	953	47,764
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,347	21,363
Arch Capital Group, Ltd.* (Insurance)	2,583	95,778
Arthur J. Gallagher & Co. (Insurance)	1,185	103,794
Associated Banc-Corp. (Banks)	1,049	22,176
Assurant, Inc. (Insurance)(a)	393	41,807
Assured Guaranty, Ltd. (Insurance)	650	27,352
Athene Holding, Ltd.* (Insurance)	797	34,319
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	892	181,237
AXA Equitable Holdings, Inc. (Diversified Financial Services)	1,603	33,503
Axis Capital Holdings, Ltd. (Insurance)	537	32,032
BancorpSouth Bank (Banks)	589	17,105
Bank of America Corp. (Banks)	56,574	1,640,645
Bank of Hawaii Corp. (Banks)	262	21,722
Bank OZK (Banks)	773	23,260
BankUnited, Inc. (Banks)	629	21,222
BB&T Corp. (Banks)	4,901	240,786
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	12,399	2,643,094
BGC Partners, Inc.—Class A (Capital Markets)	1,738	9,090
BlackRock, Inc.—Class A (Capital Markets)	761	357,137
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	804	28,606
BOK Financial Corp. (Banks)	201	15,171
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	989	127,581
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,128	16,153
Brighthouse Financial, Inc.* (Insurance)	741	27,187
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,907	34,097
Brown & Brown, Inc. (Insurance)	1,498	50,183
Camden Property Trust (Equity Real Estate Investment Trusts)	618	64,513
Capital One Financial Corp. (Consumer Finance)	3,005	272,674
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	905	12,462
Cathay General Bancorp, Inc. (Banks)	488	17,524
CBOE Holdings, Inc. (Capital Markets)(a)	715	74,095
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,001	102,652
Chemical Financial Corp. (Banks)	458	18,828
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,198	22,606

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 73

Common Stocks, continued

	Shares	Value
Chubb, Ltd. (Insurance)	2,930	$431,559
Cincinnati Financial Corp. (Insurance)	971	100,664
CIT Group, Inc. (Banks)	616	32,365
Citigroup, Inc. (Banks)	14,795	1,036,093
Citizens Financial Group, Inc. (Banks)	2,932	103,676
CME Group, Inc. (Capital Markets)	2,291	444,706
CNA Financial Corp. (Insurance)	174	8,190
CNO Financial Group, Inc. (Insurance)	1,025	17,097
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	3,105	15,525
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	749	15,534
Comerica, Inc. (Banks)	987	71,696
Commerce Bancshares, Inc. (Banks)	629	37,526
Corecivic, Inc. (Equity Real Estate Investment Trusts)	762	15,819
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	236	27,180
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	716	18,881
CoStar Group, Inc.* (Professional Services)	234	129,650
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	930	33,638
Credit Acceptance Corp.* (Consumer Finance)	77	37,255
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,660	346,731
CubeSmart (Equity Real Estate Investment Trusts)	1,206	40,329
Cullen/Frost Bankers, Inc. (Banks)	404	37,839
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	725	41,847
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,290	13,339
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,333	157,014
Discover Financial Services (Consumer Finance)	2,071	160,689
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,035	41,234
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,300	72,703
E*TRADE Financial Corp. (Capital Markets)	1,565	69,799
East West Bancorp, Inc. (Banks)	931	43,543
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	235	27,255
Eaton Vance Corp. (Capital Markets)	729	31,442
Enstar Group, Ltd.* (Insurance)	96	16,731
EPR Properties (Equity Real Estate Investment Trusts)	483	36,027
Equinix, Inc. (Equity Real Estate Investment Trusts)	538	271,308
Equity Commonwealth (Equity Real Estate Investment Trusts)	780	25,366
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	576	69,892
Equity Residential (Equity Real Estate Investment Trusts)	2,371	180,006
Erie Indemnity Co.—Class A (Insurance)(a)	127	32,294
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	629	29,557
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	421	122,903
Evercore Partners, Inc.—Class A (Capital Markets)	263	23,294
Everest Re Group, Ltd. (Insurance)(a)	261	64,514
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	816	86,578
F.N.B. Corp. (Banks)	2,079	24,470
FactSet Research Systems, Inc. (Capital Markets)	245	70,207
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	479	61,676
Federated Investors, Inc.—Class B (Capital Markets)	615	19,988
Fifth Third Bancorp (Banks)	4,653	129,819
First American Financial Corp. (Insurance)	718	38,557
First Citizens BancShares, Inc.—Class A (Banks)	56	25,215
First Financial Bankshares, Inc. (Banks)	868	26,726
First Hawaiian, Inc. (Banks)	579	14,979
First Horizon National Corp. (Banks)	2,018	30,134
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	809	29,723
First Republic Bank (Banks)	1,054	102,923
FirstCash, Inc. (Consumer Finance)(a)	276	27,606
FNF Group (Insurance)	1,759	70,888
Franklin Resources, Inc. (Capital Markets)	1,884	65,563
Fulton Financial Corp. (Banks)	1,080	17,680
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,291	50,323
Genworth Financial, Inc.*—Class A (Insurance)	3,223	11,957
Glacier Bancorp, Inc. (Banks)	541	21,938
Green Dot Corp.*—Class A (Consumer Finance)	306	14,963
Hancock Holding Co. (Banks)	549	21,993
Hartford Financial Services Group, Inc. (Insurance)	2,313	128,880
HCP, Inc. (Equity Real Estate Investment Trusts)	3,059	97,827
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	827	25,902
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,312	35,988
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	664	27,423
Home BancShares, Inc. (Banks)	989	19,048
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,052	26,300
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,741	86,381
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	988	32,871
Huntington Bancshares, Inc. (Banks)	6,697	92,553
IBERIABANK Corp. (Banks)	348	26,396
Interactive Brokers Group, Inc.—Class A (Capital Markets)	480	26,016
Intercontinental Exchange, Inc. (Capital Markets)	3,608	310,072
International Bancshares Corp. (Banks)	348	13,123
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	823	13,267
Invesco, Ltd. (Capital Markets)	2,564	52,459
Investors Bancorp, Inc. (Banks)	1,464	16,324

See accompanying notes to financial statements.

74 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,453	$65,569
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,836	57,467
Janus Henderson Group PLC (Capital Markets)	1,049	22,449
JBG Smith Properties (Equity Real Estate Investment Trusts)	772	30,370
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	293	41,222
JPMorgan Chase & Co. (Banks)	20,756	2,320,520
Kemper Corp. (Insurance)	400	34,516
KeyCorp (Banks)	6,453	114,541
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	646	47,681
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,701	49,914
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	548	44,229
Lazard, Ltd.—Class A (Capital Markets)	831	28,578
Legg Mason, Inc. (Capital Markets)	554	21,207
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,339	12,600
Liberty Property Trust (Equity Real Estate Investment Trusts)	949	47,488
Life Storage, Inc. (Equity Real Estate Investment Trusts)	299	28,429
Lincoln National Corp. (Insurance)	1,295	83,463
Loews Corp. (Insurance)	1,717	93,868
LPL Financial Holdings, Inc. (Capital Markets)	534	43,558
M&T Bank Corp. (Banks)	874	148,641
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	578	13,462
Markel Corp.* (Insurance)	88	95,885
MarketAxess Holdings, Inc. (Capital Markets)	241	77,462
Marsh & McLennan Cos., Inc. (Insurance)	3,272	326,382
MasterCard, Inc.—Class A (IT Services)	5,751	1,521,312
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,524	44,019
Mercury General Corp. (Insurance)	174	10,875
MetLife, Inc. (Insurance)	6,080	301,994
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,884	20,707
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,278	29,933
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	729	85,847
Moody’s Corp. (Capital Markets)	1,056	206,247
Morgan Stanley (Capital Markets)	8,181	358,410
Morningstar, Inc. (Capital Markets)	117	16,923
MSCI, Inc.—Class A (Capital Markets)	542	129,424
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	277	21,614
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,041	55,183
Navient Corp. (Consumer Finance)	1,363	18,605
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,658	40,907
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,991	29,850
Northern Trust Corp. (Capital Markets)	1,392	125,280
Old Republic International Corp. (Insurance)	1,822	40,776
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,373	50,458
Onemain Holdings, Inc. (Consumer Finance)	479	16,195
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	906	23,366
PacWest Bancorp (Banks)	760	29,511
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,291	18,087
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,290	35,552
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	836	23,558
People’s United Financial, Inc. (Banks)	2,524	42,353
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,186	20,684
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	804	16,024
Pinnacle Financial Partners, Inc. (Banks)	463	26,613
PNC Financial Services Group, Inc. (Banks)	2,889	396,602
Popular, Inc. (Banks)	618	33,520
Potlatch Corp. (Equity Real Estate Investment Trusts)	433	16,878
PRA Group, Inc.* (Consumer Finance)	291	8,189
Primerica, Inc. (Insurance)	271	32,506
Principal Financial Group, Inc. (Insurance)	1,657	95,973
ProAssurance Corp. (Insurance)	343	12,386
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,034	323,123
Prosperity Bancshares, Inc. (Banks)	425	28,071
Prudential Financial, Inc. (Insurance)	2,598	262,398
Public Storage (Equity Real Estate Investment Trusts)	961	228,881
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,331	30,413
Raymond James Financial, Inc. (Capital Markets)(a)	809	68,401
Rayonier, Inc. (Equity Real Estate Investment Trusts)	830	25,149
Realogy Holdings Corp. (Real Estate Management & Development)	731	5,292
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,015	138,975
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,069	71,345
Regions Financial Corp. (Banks)	6,484	96,871
Reinsurance Group of America, Inc. (Insurance)	400	62,412
RenaissanceRe Holdings, Ltd. (Insurance)	283	50,377
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,367	16,076
RLI Corp. (Insurance)	251	21,513
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,112	19,727
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	330	26,760
S&P Global, Inc. (Capital Markets)	1,575	358,769
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,149	22,624
Santander Consumer USA Holdings, Inc. (Consumer Finance)	720	17,251
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	725	163,009

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 75

Common Stocks, continued

	Shares	Value
SEI Investments Co. (Capital Markets)	820	$46,002
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,522	12,587
Signature Bank (Banks)	352	42,536
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,977	315,846
SITE Centers Corp. (Equity Real Estate Investment Trusts)	914	12,101
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	540	43,400
SLM Corp. (Consumer Finance)	2,767	26,895
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	559	23,847
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,794	40,760
State Street Corp. (Capital Markets)	2,387	133,815
Sterling Bancorp (Banks)	1,341	28,536
Stifel Financial Corp. (Capital Markets)	453	26,754
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,293	42,915
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	577	73,966
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,464	20,071
SunTrust Banks, Inc. (Banks)	2,841	178,557
SVB Financial Group* (Banks)(a)	334	75,013
Synchrony Financial (Consumer Finance)	4,058	140,691
Synovus Financial Corp. (Banks)	1,007	35,245
T. Rowe Price Group, Inc. (Capital Markets)	1,514	166,101
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	603	9,775
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	391	15,965
TCF Financial Corp. (Banks)	1,051	21,850
TD Ameritrade Holding Corp. (Capital Markets)	1,699	84,814
Texas Capital Bancshares, Inc.* (Banks)	322	19,761
TFS Financial Corp. (Thrifts & Mortgage Finance)	341	6,162
The Allstate Corp. (Insurance)	2,132	216,803
The Bank of New York Mellon Corp. (Capital Markets)	5,637	248,874
The Charles Schwab Corp. (Capital Markets)	7,602	305,524
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	775	16,283
The Goldman Sachs Group, Inc. (Capital Markets)	2,178	445,620
The Hanover Insurance Group, Inc. (Insurance)	260	33,358
The Howard Hughes Corp.* (Real Estate Management & Development)	251	31,084
The Macerich Co. (Equity Real Estate Investment Trusts)	678	22,706
The Nasdaq OMX Group, Inc. (Capital Markets)	742	71,358
The Progressive Corp. (Insurance)	3,737	298,698
The Travelers Cos., Inc. (Insurance)	1,676	250,596
Torchmark Corp. (Insurance)	647	57,881
Trustmark Corp. (Banks)	414	13,766
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,746	22,122
U.S. Bancorp (Banks)	9,577	501,835
UDR, Inc. (Equity Real Estate Investment Trusts)	1,803	80,937
UMB Financial Corp. (Banks)	283	18,627
Umpqua Holdings Corp. (Banks)	1,412	23,425
United Bankshares, Inc. (Banks)	653	24,220
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,179	11,201
Unum Group (Insurance)(a)	1,356	45,494
Urban Edge Properties (Equity Real Estate Investment Trusts)	771	13,361
Valley National Bancorp (Banks)	2,124	22,897
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,364	161,579
VEREIT, Inc. (Equity Real Estate Investment Trusts)	6,229	56,123
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,340	51,574
Visa, Inc.—Class A (IT Services)	11,129	1,931,438
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,111	71,215
Voya Financial, Inc. (Diversified Financial Services)	922	50,987
W.R. Berkley Corp. (Insurance)	926	61,051
Washington Federal, Inc. (Thrifts & Mortgage Finance)	515	17,989
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	512	13,686
Webster Financial Corp. (Banks)	590	28,184
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	765	20,976
Wells Fargo & Co. (Banks)	25,883	1,224,783
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,591	211,244
Western Alliance Bancorp* (Banks)	615	27,503
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,766	125,536
White Mountains Insurance Group, Ltd. (Insurance)	21	21,451
Willis Towers Watson PLC (Insurance)	827	158,404
Wintrust Financial Corp. (Banks)	362	26,484
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,091	88,567
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	721	15,033
Zions Bancorp (Banks)	1,168	53,705
TOTAL COMMON STOCKS (Cost $11,859,334)		34,365,528

Repurchase Agreements(b) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $422,080	$422,000	$422,000
TOTAL REPURCHASE AGREEMENTS (Cost $422,000)		422,000

See accompanying notes to financial statements.

76 :: ProFund VP Financials :: Financial Statements

Collateral for Securities Loaned (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	146,606	$146,606
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	106,440	106,440
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $253,046)		253,046
TOTAL INVESTMENT SECURITIES (Cost $12,534,380)—100.2%		35,040,574
Net other assets (liabilities)—(0.2)%		(82,635)
NET ASSETS—100.0%		$34,957,939

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $249,368.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	7/23/19	2.87%	$380,947	$3,230

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Banks	$9,588,668	27.5%
Capital Markets	4,694,062	13.4%
Consumer Finance	1,360,580	3.9%
Diversified Financial Services	2,727,584	7.8%
Equity Real Estate Investment Trusts	6,776,804	19.4%
Insurance	4,967,022	14.2%
IT Services	3,452,750	9.9%
Mortgage Real Estate Investment Trusts	331,792	0.9%
Professional Services	129,650	0.4%
Real Estate Management & Development	180,250	0.5%
Thrifts & Mortgage Finance	156,366	0.4%
Other**	592,411	1.7%
Total	$34,957,939	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 77

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$12,534,380
Securities, at value	34,618,574
Repurchase agreements, at value	422,000
Total Investment Securities, at value	35,040,574
Dividends and interest receivable	51,329
Unrealized appreciation on swap agreements	3,230
Receivable for capital shares issued	206,412
Prepaid expenses	545
TOTAL ASSETS	35,302,090
LIABILITIES:
Payable for capital shares redeemed	376
Cash overdraft	37
Payable for collateral for securities loaned	253,046
Advisory fees payable	20,981
Management services fees payable	2,797
Administration fees payable	2,475
Administrative services fees payable	14,056
Distribution fees payable	14,795
Transfer agency fees payable	1,902
Fund accounting fees payable	1,457
Compliance services fees payable	222
Other accrued expenses	32,007
TOTAL LIABILITIES	344,151
NET ASSETS	$34,957,939
NET ASSETS CONSIST OF:
Capital	$17,836,311
Total distributable earnings (loss)	17,121,628
NET ASSETS	$34,957,939
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	789,578
Net Asset Value (offering and redemption price per share)	$44.27

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$388,325
Interest	5,355
Income from securities lending	141
TOTAL INVESTMENT INCOME	393,821
EXPENSES:
Advisory fees	122,646
Management services fees	16,353
Administration fees	15,237
Transfer agency fees	11,759
Administrative services fees	43,697
Distribution fees	40,882
Custody fees	2,662
Fund accounting fees	9,237
Trustee fees	534
Compliance services fees	222
Other fees	23,521
TOTAL NET EXPENSES	286,750
NET INVESTMENT INCOME (LOSS)	107,071
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,570,526
Net realized gains (losses) on swap agreements	95,023
Change in net unrealized appreciation/depreciation on investment securities	3,715,489
Change in net unrealized appreciation/depreciation on swap agreements	(19,745)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,361,293
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,468,364

See accompanying notes to financial statements.

78 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$107,071	$192,633
Net realized gains (losses) on investments	1,665,549	3,408,949
Change in net unrealized appreciation/depreciation on investments	3,695,744	(7,672,967)
Change in net assets resulting from operations	5,468,364	(4,071,385)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(157,288)
Change in net assets resulting from distributions	—	(157,288)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,702,376	23,121,039
Distributions reinvested	—	157,288
Value of shares redeemed	(11,037,980)	(40,676,808)
Change in net assets resulting from capital transactions	(335,604)	(17,398,481)
Change in net assets	5,132,760	(21,627,154)
NET ASSETS:
Beginning of period	29,825,179	51,452,333
End of period	$34,957,939	$29,825,179
SHARE TRANSACTIONS:
Issued	252,481	547,415
Reinvested	—	3,759
Redeemed	(260,578)	(981,663)
Change in shares	(8,097)	(430,489)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 79

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$37.39		$41.89		$35.57	$30.95	$31.53	$27.98
Investment Activities:
Net investment income (loss)(a)	0.14		0.19		0.13	0.17	0.09	0.08
Net realized and unrealized gains (losses) on investments	6.74		(4.53)		6.32	4.56	(0.56)	3.53
Total income (loss) from investment activities	6.88		(4.34)		6.45	4.73	(0.47)	3.61
Distributions to Shareholders From:
Net investment income	—		(0.16)		(0.13)	(0.11)	(0.11)	(0.06)
Net Asset Value, End of Period	$44.27		$37.39		$41.89	$35.57	$30.95	$31.53
Total Return(b)	18.43%		(10.43	)%(c)	18.19%	15.32%	(1.49)%	12.92%
Ratios to Average Net Assets:
Gross expenses(d)	1.75%		1.70%		1.68%	1.71%	1.74%	1.73%
Net expenses(d)	1.75	%(e)	1.63	%(c)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.65%		0.45	%(c)	0.35%	0.56%	0.27%	0.27%
Supplemental Data:
Net assets, end of period (000’s)	$34,958		$29,825		$51,452	$46,125	$42,944	$43,220
Portfolio turnover rate(b)(f)	18%		27%		64%	98%	97%	49%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Not annualized for periods less than one year.

(c) During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.41%, respectively, and the total return would have been (10.48)%.

(d) Annualized for periods less than one year.

(e) The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

80 :: ProFund VP Government Money Market :: Financial Statements

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	55%
Repurchase Agreements	63%
Total Exposure	118%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (55.0%)

	Principal Amount	Value
U.S. Treasury Bills
2.27%+, 8/1/19	$20,000,000	$19,959,682
2.37%+, 8/8/19	10,000,000	9,974,382
2.34%+, 11/21/19	10,000,000	9,907,406
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,841,470)		39,841,470

Repurchase Agreements(a) (63.0%)
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $45,674,701	45,666,000	45,666,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,666,000)		45,666,000
TOTAL INVESTMENT SECURITIES (Cost $85,507,470)—118.0%		85,507,470
Net other assets (liabilities)—(18.0)%		(13,053,705)
NET ASSETS—100.0%		$72,453,765

+    Reflects the effective yield or interest rate in effect at June 30, 2019.

(a) The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 81

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$85,507,470
Securities, at value	39,841,470
Repurchase agreements, at value	45,666,000
Total Investment Securities, at value	85,507,470
Cash	721
Interest receivable	8,701
Receivable for capital shares issued	1,884,404
Prepaid expenses	2,535
TOTAL ASSETS	87,403,831
LIABILITIES:
Payable for capital shares redeemed	14,731,087
Advisory fees payable	86,236
Management services fees payable	11,498
Administration fees payable	4,376
Transfer agency fees payable	7,724
Fund accounting fees payable	5,650
Compliance services fees payable	999
Other accrued expenses	102,496
TOTAL LIABILITIES	14,950,066
NET ASSETS	$72,453,765
NET ASSETS CONSIST OF:
Capital	$72,528,301
Total distributable earnings (loss)	(74,536)
NET ASSETS	$72,453,765
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	72,528,301
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$1,992,358
EXPENSES:
Advisory fees	631,447
Management services fees	84,192
Administration fees	34,313
Transfer agency fees	56,233
Custody fees	13,372
Fund accounting fees	42,019
Trustee fees	2,751
Compliance services fees	999
Audit fees	71,644
Other fees	32,668
Recoupment of prior expenses reduced by the Advisor	166,969
TOTAL NET EXPENSES	1,136,607
NET INVESTMENT INCOME	855,751
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains on investment securities	4,020
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	4,020
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$859,771

See accompanying notes to financial statements.

82 :: ProFund VP Government Money Market :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$855,751	$747,003
Net realized gains (losses) on investments	4,020	(32,242)
Change in net assets resulting from operations	859,771	714,761
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(855,751)	(747,003)
Change in net assets resulting from distributions	(855,751)	(747,003)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,043,108,458	3,159,145,337
Distributions reinvested	855,751	747,003
Value of shares redeemed	(1,165,033,338)	(3,154,558,257)
Change in net assets resulting from capital transactions	(121,069,129)	5,334,083
Change in net assets	(121,065,109)	5,301,841
NET ASSETS:
Beginning of period	193,518,874	188,217,033
End of period	$72,453,765	$193,518,874
SHARE TRANSACTIONS:
Issued	1,043,108,458	3,159,145,337
Reinvested	855,751	747,003
Redeemed	(1,165,033,338)	(3,154,558,257)
Change in shares	(121,069,129)	5,334,083

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Government Money Market :: 83

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$1.000	$1.000		$1.000		$1.000		$1.000		$1.000
Investment Activities:
Net investment income(a)	0.005	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Net realized gains (losses) on investments	— (b)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Total income from investment activities	0.005	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Distributions to Shareholders From:
Net investment income	(0.005)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Net Asset Value, End of Period	$1.000	$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(c)	0.50%	0.42%		0.02%		0.02%		0.02%		0.02%
Ratios to Average Net Assets:
Gross expenses(d)	1.35%	1.46%		1.14%		1.14%		1.17%		1.13%
Net expenses(d)	1.35%	1.37	%(e)	0.83%		0.29%		0.06%		—
Net investment income (loss)(d)	1.02%	0.41%		0.01%		0.01%		0.02%		0.02%
Supplemental Data:
Net assets, end of period (000’s)	$72,454	$193,519		$188,217		$120,099		$198,352		$130,026

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Amount is less than $0.0005.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to financial statements.

84 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Health CareSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.6%
Pfizer, Inc.	6.2%
UnitedHealth Group, Inc.	6.0%
Merck & Co., Inc.	5.6%
Abbott Laboratories	3.8%

Dow Jones U.S. Health CareSM Index — Composition

% of Index
Pharmaceuticals	30%
Health Care Equipment & Supplies	26%
Health Care Providers & Services	18%
Biotechnology	18%
Life Sciences Tools & Services	8%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	22,520	$1,893,933
AbbVie, Inc. (Biotechnology)	18,871	1,372,298
ABIOMED, Inc.* (Health Care Equipment & Supplies)(a)	576	150,042
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,133	39,598
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,436	38,384
Agilent Technologies, Inc. (Life Sciences Tools & Services)	4,034	301,219
Agios Pharmaceuticals, Inc.* (Biotechnology)	652	32,522
Akorn, Inc.* (Pharmaceuticals)	1,204	6,201
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,862	374,865
Align Technology, Inc.* (Health Care Equipment & Supplies)	929	254,267
Alkermes PLC* (Biotechnology)	2,003	45,148
Allergan PLC (Pharmaceuticals)	3,933	658,502
Allogene Therapeutics, Inc.* (Biotechnology)(a)	248	6,659
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,210	87,798
Amgen, Inc. (Biotechnology)	7,786	1,434,803
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,018	7,299
Anthem, Inc. (Health Care Providers & Services)	3,283	926,495
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	607	26,471
Baxter International, Inc. (Health Care Equipment & Supplies)	6,056	495,986
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,443	867,670
Biogen, Inc.* (Biotechnology)	2,475	578,828
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,286	195,796
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	256	80,023
Bio-Techne Corp. (Life Sciences Tools & Services)	484	100,909
Bluebird Bio, Inc.* (Biotechnology)	703	89,422
Boston Scientific Corp.* (Health Care Equipment & Supplies)	17,752	762,981
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,881	946,953
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,378	17,145
Bruker Corp. (Life Sciences Tools & Services)	1,281	63,986
Cantel Medical Corp. (Health Care Equipment & Supplies)	463	37,336
Catalent, Inc.* (Pharmaceuticals)	1,860	100,831
Celgene Corp.* (Biotechnology)	9,003	832,236
Centene Corp.* (Health Care Providers & Services)	5,276	276,673
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	623	88,404
Chemed Corp. (Health Care Providers & Services)	204	73,611
Cigna Corp. (Health Care Providers & Services)	4,843	763,015
Clovis Oncology, Inc.* (Biotechnology)	677	10,067
Covetrus, Inc.* (Health Care Providers & Services)	1,226	29,988
CVS Health Corp. (Health Care Providers & Services)	16,583	903,608
Danaher Corp. (Health Care Equipment & Supplies)	8,043	1,149,507
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,614	90,804
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,987	174,321
DexCom, Inc.* (Health Care Equipment & Supplies)	1,163	174,264
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,662	491,778
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,668	157,778
Eli Lilly & Co. (Pharmaceuticals)	11,029	1,221,903
Encompass Health Corp. (Health Care Providers & Services)	1,261	79,897
Endo International PLC* (Pharmaceuticals)	2,573	10,601
Exact Sciences Corp.* (Biotechnology)	1,648	194,530
Exelixis, Inc.* (Biotechnology)	3,853	82,339
FibroGen, Inc.* (Biotechnology)	979	44,231
Gilead Sciences, Inc. (Biotechnology)	16,228	1,096,363

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 85

Common Stocks, continued

	Shares	Value
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	978	$41,369
Haemonetics Corp.* (Health Care Equipment & Supplies)	653	78,582
HCA Holdings, Inc. (Health Care Providers & Services)	3,408	460,659
HealthEquity, Inc.* (Health Care Providers & Services)	696	45,518
Henry Schein, Inc.* (Health Care Providers & Services)	1,902	132,950
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	852	89,136
Hologic, Inc.* (Health Care Equipment & Supplies)	3,422	164,324
Horizon Therapeutics PLC* (Pharmaceuticals)	2,360	56,782
Humana, Inc. (Health Care Providers & Services)	1,724	457,377
ICU Medical, Inc.* (Health Care Equipment & Supplies)	213	53,657
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,098	302,312
Illumina, Inc.* (Life Sciences Tools & Services)	1,876	690,649
Immunomedics, Inc.* (Biotechnology)	2,200	30,514
Incyte Corp.* (Biotechnology)	2,272	193,029
Inogen, Inc.* (Health Care Equipment & Supplies)	230	15,355
Insulet Corp.* (Health Care Equipment & Supplies)	762	90,968
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	905	50,544
Intercept Pharmaceuticals, Inc.* (Biotechnology)	304	24,189
Intrexon Corp.* (Biotechnology)(a)	903	6,917
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,474	773,187
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,791	115,108
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,014	324,053
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	723	103,071
Johnson & Johnson (Pharmaceuticals)	33,892	4,720,479
Laboratory Corp. of America Holdings* (Health Care Providers & Services)(a)	1,257	217,335
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)(a)	250	28,538
LivaNova PLC* (Health Care Equipment & Supplies)	617	44,399
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	107	11,215
Magellan Health, Inc.* (Health Care Providers & Services)	307	22,789
Mallinckrodt PLC* (Pharmaceuticals)	1,069	9,813
Masimo Corp.* (Health Care Equipment & Supplies)	627	93,310
McKesson Corp. (Health Care Providers & Services)	2,425	325,896
MEDNAX, Inc.* (Health Care Providers & Services)	1,105	27,879
Medtronic PLC (Health Care Equipment & Supplies)	17,115	1,666,831
Merck & Co., Inc. (Pharmaceuticals)	32,862	2,755,479
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	316	265,440
Moderna, Inc.* (Biotechnology)(a)	335	4,904
Molina Healthcare, Inc.* (Health Care Providers & Services)	800	114,512
Mylan N.V.* (Pharmaceuticals)	6,580	125,283
Myriad Genetics, Inc.* (Biotechnology)	937	26,030
Nektar Therapeutics* (Pharmaceuticals)	2,225	79,166
Neogen Corp.* (Health Care Equipment & Supplies)	666	41,365
Neurocrine Biosciences, Inc.* (Biotechnology)	1,166	98,445
NuVasive, Inc.* (Health Care Equipment & Supplies)	663	38,812
OPKO Health, Inc.* (Biotechnology)	5,107	12,461
Patterson Cos., Inc. (Health Care Providers & Services)	1,057	24,205
Penumbra, Inc.* (Health Care Equipment & Supplies)	399	63,840
Perrigo Co. PLC (Pharmaceuticals)	1,598	76,097
Pfizer, Inc. (Pharmaceuticals)	70,870	3,070,088
Portola Pharmaceuticals, Inc.* (Biotechnology)	869	23,576
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	755	74,858
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	661	20,940
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,715	174,604
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,003	313,939
ResMed, Inc. (Health Care Equipment & Supplies)	1,830	223,315
Sage Therapeutics, Inc.* (Biotechnology)	653	119,558
Sarepta Therapeutics, Inc.* (Biotechnology)	890	135,236
Seattle Genetics, Inc.* (Biotechnology)	1,379	95,441
STERIS PLC (Health Care Equipment & Supplies)	1,079	160,642
Stryker Corp. (Health Care Equipment & Supplies)	3,952	812,452
Syneos Health, Inc.* (Life Sciences Tools & Services)	781	39,901
Teladoc, Inc.* (Health Care Technology)	914	60,699
Teleflex, Inc. (Health Care Equipment & Supplies)	588	194,716
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,066	22,024
The Cooper Cos., Inc. (Health Care Equipment & Supplies)(a)	632	212,914
The Medicines Co.* (Pharmaceuticals)	840	30,635
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	5,106	1,499,530
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	689	43,752
United Therapeutics Corp.* (Biotechnology)	559	43,636
UnitedHealth Group, Inc. (Health Care Providers & Services)	12,131	2,960,086
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	1,058	137,953
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,162	158,183
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,269	599,469
Waters Corp.* (Life Sciences Tools & Services)	887	190,918
WellCare Health Plans, Inc.* (Health Care Providers & Services)	642	183,015

See accompanying notes to financial statements.

86 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	938	$117,391
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,614	307,772
Zoetis, Inc. (Pharmaceuticals)	6,111	693,537
TOTAL COMMON STOCKS (Cost $15,776,722)		47,855,841

Repurchase Agreements(b) (3.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $1,853,353	$1,853,000	$1,853,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,853,000)		1,853,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	58,996	$58,996
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	42,833	42,833
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $101,829)		101,829
TOTAL INVESTMENT SECURITIES (Cost $17,731,551)—100.9%		49,810,670
Net other assets (liabilities)—(0.9)%		(424,712)
NET ASSETS—100.0%		$49,385,958

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $100,548.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	7/23/19	2.87%	$1,513,063	$(6,421)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Biotechnology	$8,442,246	17.1%
Health Care Equipment & Supplies	12,273,932	24.9%
Health Care Providers & Services	8,507,636	17.2%
Health Care Technology	60,699	0.1%
Life Sciences Tools & Services	3,719,890	7.5%
Pharmaceuticals	14,851,438	30.1%
Other**	1,530,117	3.1%
Total	$49,385,958	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 87

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$17,731,551
Securities, at value	47,957,670
Repurchase agreements, at value	1,853,000
Total Investment Securities, at value	49,810,670
Cash	452
Dividends and interest receivable	26,880
Receivable for capital shares issued	119,480
Prepaid expenses	814
TOTAL ASSETS	49,958,296
LIABILITIES:
Payable for investments purchased	356,965
Payable for capital shares redeemed	1,640
Payable for collateral for securities loaned	101,829
Unrealized depreciation on swap agreements	6,421
Advisory fees payable	28,518
Management services fees payable	3,802
Administration fees payable	3,461
Administrative services fees payable	16,496
Distribution fees payable	18,507
Transfer agency fees payable	2,660
Fund accounting fees payable	1,966
Compliance services fees payable	331
Other accrued expenses	29,742
TOTAL LIABILITIES	572,338
NET ASSETS	$49,385,958
NET ASSETS CONSIST OF:
Capital	$12,242,101
Total distributable earnings (loss)	37,143,857
NET ASSETS	$49,385,958
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	637,126
Net Asset Value (offering and redemption price per share)	$77.51

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$399,998
Interest	15,481
Income from securities lending	6,663
TOTAL INVESTMENT INCOME	422,142
EXPENSES:
Advisory fees	188,354
Management services fees	25,114
Administration fees	20,910
Transfer agency fees	16,154
Administrative services fees	68,161
Distribution fees	62,785
Custody fees	2,730
Fund accounting fees	12,217
Trustee fees	747
Compliance services fees	331
Other fees	33,485
Total Gross Expenses before reductions	430,988
Expenses reduced and reimbursed by the Advisor	(9,197)
TOTAL NET EXPENSES	421,791
NET INVESTMENT INCOME (LOSS)	351
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,307,306
Net realized gains (losses) on swap agreements	93,513
Change in net unrealized appreciation/depreciation on investment securities	354,802
Change in net unrealized appreciation/depreciation on swap agreements	(51,250)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,704,371
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,704,722

See accompanying notes to financial statements.

88 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$351	$(40,446)
Net realized gains (losses) on investments	3,400,819	5,767,262
Change in net unrealized appreciation/depreciation on investments	303,552	(4,634,740)
Change in net assets resulting from operations	3,704,722	1,092,076
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,985,590)
Change in net assets resulting from distributions	—	(2,985,590)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,240,208	41,944,377
Distributions reinvested	—	2,985,590
Value of shares redeemed	(19,732,352)	(44,532,978)
Change in net assets resulting from capital transactions	(6,492,144)	396,989
Change in net assets	(2,787,422)	(1,496,525)
NET ASSETS:
Beginning of period	52,173,380	53,669,905
End of period	$49,385,958	$52,173,380
SHARE TRANSACTIONS:
Issued	175,738	551,096
Reinvested	—	41,727
Redeemed	(265,042)	(598,831)
Change in shares	(89,304)	(6,008)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 89

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$71.82	$73.28	$64.38	$67.11	$63.90	$51.71
Investment Activities:
Net investment income (loss)(a)	— (b)	(0.06)	(0.03)	(0.05)	(0.15)	(0.08)
Net realized and unrealized gains (losses) on investments	5.69	3.29	13.49	(2.68)	3.36	12.31
Total income (loss) from investment activities	5.69	3.23	13.46	(2.73)	3.21	12.23
Distributions to Shareholders From:
Net investment income	—	—	—	—	—	(0.04)
Net realized gains on investments	—	(4.69)	(4.56)	—	—	—
Total distributions	—	(4.69)	(4.56)	—	—	(0.04)
Net Asset Value, End of Period	$77.51	$71.82	$73.28	$64.38	$67.11	$63.90
Total Return(c)	7.94%	4.44%	20.92%	(4.05)%	5.02%	23.67%
Ratios to Average Net Assets:
Gross expenses(d)	1.72%	1.66%	1.64%	1.68%	1.69%	1.69%
Net expenses(d)	1.68%	1.65%	1.64%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.00%	(0.08)%	(0.04)%	(0.08)%	(0.22)%	(0.14)%
Supplemental Data:
Net assets, end of period (000’s)	$49,386	$52,173	$53,670	$48,744	$77,842	$84,601
Portfolio turnover rate(c)(e)	16%	61%	43%	24%	47%	47%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Not annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

90 :: ProFund VP Industrials :: Financial Statements

Investment Objective: The ProFund VP Industrials seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	5.1%
PayPal Holdings, Inc.	3.6%
Honeywell International, Inc.	3.4%
Union Pacific Corp.	3.2%
Accenture PLC	3.1%

Dow Jones U.S. IndustrialsSM Index — Composition

% of Index
Capital Goods	53%
Software & Services	18%
Transportation	12%
Materials	6%
Commercial & Professional Services	6%
Technology Hardware & Equipment	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,513	$435,603
A.O. Smith Corp. (Building Products)	616	29,051
Accenture PLC—Class A (IT Services)	2,782	514,030
Actuant Corp.—Class A (Machinery)	267	6,624
Acuity Brands, Inc. (Electrical Equipment)	174	23,996
ADT, Inc. (Commercial Services & Supplies)	529	3,237
AECOM Technology Corp.* (Construction & Engineering)	686	25,965
AGCO Corp. (Machinery)	282	21,875
Air Lease Corp. (Trading Companies & Distributors)	450	18,603
Allegion PLC (Building Products)	410	45,326
Alliance Data Systems Corp. (IT Services)(a)	197	27,606
Allison Transmission Holdings, Inc. (Machinery)	525	24,334
Amcor PLC* (Containers & Packaging)	7,079	81,338
AMETEK, Inc. (Electrical Equipment)	993	90,204
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,303	125,010
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	126	7,523
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	169	10,399
AptarGroup, Inc. (Containers & Packaging)	276	34,318
Arconic, Inc. (Aerospace & Defense)	1,741	44,953
Arcosa, Inc. (Construction & Engineering)	211	7,940
Armstrong World Industries, Inc. (Building Products)(a)	214	20,801
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	369	26,299
ASGN, Inc.* (Professional Services)	230	13,938
Automatic Data Processing, Inc. (IT Services)	1,898	313,796
Avery Dennison Corp. (Containers & Packaging)	368	42,570
Avnet, Inc. (Electronic Equipment, Instruments & Components)	463	20,960
Axon Enterprise, Inc.* (Aerospace & Defense)	257	16,502
Ball Corp. (Containers & Packaging)	1,459	102,114
Barnes Group, Inc. (Machinery)	206	11,606
Belden, Inc. (Electronic Equipment, Instruments & Components)	172	10,246
Berry Plastics Group, Inc.* (Containers & Packaging)	574	30,187
Black Knight, Inc.* (IT Services)	621	37,353
Broadridge Financial Solutions, Inc. (IT Services)	507	64,734
BWX Technologies, Inc. (Aerospace & Defense)	415	21,622
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	595	50,188
Carlisle Cos., Inc. (Industrial Conglomerates)	249	34,962
Caterpillar, Inc. (Machinery)	2,494	339,906
Cintas Corp. (Commercial Services & Supplies)	369	87,560
Clean Harbors, Inc.* (Commercial Services & Supplies)	222	15,784
Cognex Corp. (Electronic Equipment, Instruments & Components)	747	35,841
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	106	14,455
Colfax Corp.* (Machinery)	415	11,632
Conduent, Inc.* (IT Services)	799	7,662
CoreLogic, Inc.* (IT Services)	352	14,724
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,424	113,780
Covanta Holding Corp. (Commercial Services & Supplies)	510	9,134
Crane Co. (Machinery)	222	18,524
Crown Holdings, Inc.* (Containers & Packaging)	590	36,049
CSX Corp. (Road & Rail)	3,352	259,344
Cummins, Inc. (Machinery)	632	108,287
Curtiss-Wright Corp. (Aerospace & Defense)	187	23,773
Deere & Co. (Machinery)	1,383	229,176
Deluxe Corp. (Commercial Services & Supplies)	191	7,766
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	281	18,153
Donaldson Co., Inc. (Machinery)	556	28,278
Dover Corp. (Machinery)	634	63,527
Dycom Industries, Inc.* (Construction & Engineering)	137	8,065
Eagle Materials, Inc. (Construction Materials)	193	17,891
Eaton Corp. PLC (Electrical Equipment)	1,845	153,652

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 91

Common Stocks, continued

	Shares	Value
EMCOR Group, Inc. (Construction & Engineering)	244	$21,496
Emerson Electric Co. (Electrical Equipment)	2,680	178,809
EnerSys (Electrical Equipment)	187	12,810
Equifax, Inc. (Professional Services)	527	71,272
Euronet Worldwide, Inc.* (IT Services)	227	38,190
Expeditors International of Washington, Inc. (Air Freight & Logistics)	750	56,895
Fastenal Co. (Trading Companies & Distributors)	2,496	81,344
FedEx Corp. (Air Freight & Logistics)	1,046	171,743
Fidelity National Information Services, Inc. (IT Services)	1,412	173,224
First Data Corp.* (IT Services)	2,507	67,864
Fiserv, Inc.* (IT Services)	1,712	156,066
FleetCor Technologies, Inc.* (IT Services)	375	105,319
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)(a)	590	31,919
Flowserve Corp. (Machinery)	572	30,139
Fluor Corp. (Construction & Engineering)	611	20,585
Fortive Corp. (Machinery)	1,286	104,835
Fortune Brands Home & Security, Inc. (Building Products)	610	34,849
FTI Consulting, Inc.* (Professional Services)	166	13,917
Gardner Denver Holdings, Inc.* (Machinery)	563	19,480
Gates Industrial Corp. PLC* (Machinery)	203	2,316
GATX Corp. (Trading Companies & Distributors)	157	12,449
Generac Holdings, Inc.* (Electrical Equipment)	271	18,810
General Dynamics Corp. (Aerospace & Defense)	1,184	215,275
General Electric Co. (Industrial Conglomerates)	38,029	399,305
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	246	24,600
Genpact, Ltd. (IT Services)	664	25,292
Global Payments, Inc. (IT Services)	683	109,369
Graco, Inc. (Machinery)	726	36,431
GrafTech International, Ltd. (Electrical Equipment)	267	3,071
Graphic Packaging Holding Co. (Containers & Packaging)	1,288	18,006
Harris Corp. (Aerospace & Defense)	966	182,700
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	745	30,009
Healthcare Services Group, Inc. (Commercial Services & Supplies)	323	9,793
HEICO Corp. (Aerospace & Defense)(a)	181	24,220
HEICO Corp.—Class A (Aerospace & Defense)(a)	313	32,355
Hexcel Corp. (Aerospace & Defense)	370	29,926
Hillenbrand, Inc. (Machinery)	274	10,842
Honeywell International, Inc. (Industrial Conglomerates)	3,173	553,974
Hubbell, Inc. (Electrical Equipment)	238	31,035
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	182	40,903
IDEX Corp. (Machinery)	330	56,806
Illinois Tool Works, Inc. (Machinery)	1,306	196,958
Ingersoll-Rand PLC (Machinery)	1,052	133,257
Insperity, Inc. (Professional Services)	164	20,031
International Paper Co. (Containers & Packaging)	1,733	75,074
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	155	23,909
Itron, Inc.* (Electronic Equipment, Instruments & Components)	146	9,135
ITT, Inc. (Machinery)	383	25,079
J.B. Hunt Transport Services, Inc. (Road & Rail)	379	34,644
Jabil, Inc. (Electronic Equipment, Instruments & Components)	607	19,181
Jack Henry & Associates, Inc. (IT Services)	337	45,131
Jacobs Engineering Group, Inc. (Construction & Engineering)	501	42,279
Johnson Controls International PLC (Building Products)	3,470	143,345
Kansas City Southern Industries, Inc. (Road & Rail)	439	53,479
Kennametal, Inc. (Machinery)	359	13,279
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	821	73,734
Kirby Corp.* (Marine)	235	18,565
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	544	17,865
Korn/Ferry International (Professional Services)	246	9,857
Landstar System, Inc. (Road & Rail)	176	19,006
Lennox International, Inc. (Building Products)	153	42,075
Lincoln Electric Holdings, Inc. (Machinery)	274	22,556
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	108	19,106
Lockheed Martin Corp. (Aerospace & Defense)	1,072	389,715
Louisiana-Pacific Corp. (Paper & Forest Products)	538	14,106
Macquarie Infrastructure Corp. (Transportation Infrastructure)	338	13,703
ManpowerGroup, Inc. (Professional Services)	260	25,116
Martin Marietta Materials, Inc. (Construction Materials)	273	62,820
Masco Corp. (Building Products)	1,280	50,226
MasTec, Inc.* (Construction & Engineering)	269	13,862
Maxar Technologies, Inc. (Aerospace & Defense)	260	2,033
MAXIMUS, Inc. (IT Services)	279	20,239
Moog, Inc.—Class A (Aerospace & Defense)	141	13,199
MRC Global, Inc.* (Trading Companies & Distributors)	362	6,197
MSA Safety, Inc. (Commercial Services & Supplies)	153	16,125
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	196	14,555
Mueller Industries, Inc. (Machinery)(a)	247	7,230
National Instruments Corp. (Electronic Equipment, Instruments & Components)	488	20,491
Navistar International Corp.* (Machinery)	285	9,818
Nielsen Holdings PLC (Professional Services)	1,550	35,030
Nordson Corp. (Machinery)	225	31,795
Norfolk Southern Corp. (Road & Rail)	1,160	231,223
Northrop Grumman Corp. (Aerospace & Defense)	741	239,425
nVent Electric PLC (Electrical Equipment)	693	17,179
Old Dominion Freight Line, Inc. (Road & Rail)	283	42,241
Oshkosh Corp. (Machinery)	305	25,464
Owens Corning (Building Products)	473	27,529
Owens-Illinois, Inc. (Containers & Packaging)	677	11,692
PACCAR, Inc. (Machinery)	1,511	108,278
Packaging Corp. of America (Containers & Packaging)	412	39,272
Parker-Hannifin Corp. (Machinery)	559	95,036
Paychex, Inc. (IT Services)	1,395	114,795
PayPal Holdings, Inc.* (IT Services)	5,123	586,379
Pentair PLC (Machinery)	689	25,631

See accompanying notes to financial statements.

92 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
PerkinElmer, Inc. (Life Sciences Tools & Services)	483	$46,532
Quanta Services, Inc. (Construction & Engineering)	620	23,678
Raytheon Co. (Aerospace & Defense)	1,214	211,090
Regal Beloit Corp. (Electrical Equipment)	187	15,280
Republic Services, Inc.—Class A (Commercial Services & Supplies)	940	81,442
Resideo Technologies, Inc.* (Building Products)	535	11,727
Robert Half International, Inc. (Professional Services)	517	29,474
Rockwell Automation, Inc. (Electrical Equipment)	516	84,536
Roper Technologies, Inc. (Industrial Conglomerates)	453	165,916
Ryder System, Inc. (Road & Rail)	232	13,526
Sabre Corp. (IT Services)	1,198	26,596
Sealed Air Corp. (Containers & Packaging)	679	29,048
Sensata Technologies Holding PLC* (Electrical Equipment)	704	34,496
Silgan Holdings, Inc. (Containers & Packaging)	339	10,373
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	179	12,405
Snap-on, Inc. (Machinery)	241	39,919
Sonoco Products Co. (Containers & Packaging)	436	28,488
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	451	36,698
Square, Inc.*—Class A (IT Services)	1,379	100,019
Stericycle, Inc.* (Commercial Services & Supplies)	373	17,811
Summit Materials, Inc.*—Class A (Construction Materials)	489	9,413
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,470	140,796
Teledyne Technologies, Inc.* (Aerospace & Defense)	158	43,271
Terex Corp. (Machinery)	274	8,604
Tetra Tech, Inc. (Commercial Services & Supplies)	239	18,773
Textron, Inc. (Aerospace & Defense)	1,015	53,836
The Boeing Co. (Aerospace & Defense)	2,282	830,670
The Brink’s Co. (Commercial Services & Supplies)	217	17,616
The Middleby Corp.* (Machinery)	242	32,839
The Sherwin-Williams Co. (Chemicals)	354	162,235
The Timken Co. (Machinery)	299	15,351
The Toro Co. (Machinery)	464	31,042
The Western Union Co. (IT Services)	1,878	37,353
Total System Services, Inc. (IT Services)	710	91,072
TransDigm Group, Inc.* (Aerospace & Defense)	213	103,049
TransUnion (Professional Services)	817	60,058
Trex Co., Inc.* (Building Products)	255	18,284
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,097	49,486
TriNet Group, Inc.* (Professional Services)	189	12,814
Trinity Industries, Inc. (Machinery)	566	11,745
Union Pacific Corp. (Road & Rail)	3,086	521,873
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,042	314,147
United Rentals, Inc.* (Trading Companies & Distributors)	343	45,492
United Technologies Corp. (Aerospace & Defense)	3,538	460,647
Univar, Inc.* (Trading Companies & Distributors)	577	12,717
Valmont Industries, Inc. (Construction & Engineering)	95	12,047
Verisk Analytics, Inc.—Class A (Professional Services)	714	104,573
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	577	9,532
Vulcan Materials Co. (Construction Materials)	576	79,091
W.W. Grainger, Inc. (Trading Companies & Distributors)	196	52,573
Wabtec Corp. (Machinery)	705	50,591
Waste Management, Inc. (Commercial Services & Supplies)	1,704	196,591
Watsco, Inc. (Trading Companies & Distributors)	140	22,894
Welbilt, Inc.* (Machinery)	572	9,552
WESCO International, Inc.* (Trading Companies & Distributors)	196	9,927
WestRock Co. (Containers & Packaging)(a)	1,121	40,883
WEX, Inc.* (IT Services)	189	39,331
Woodward, Inc. (Machinery)	244	27,611
Worldpay, Inc.* (IT Services)	1,357	166,300
XPO Logistics, Inc.* (Air Freight & Logistics)	401	23,182
Xylem, Inc. (Machinery)	784	65,574
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	235	49,230
TOTAL COMMON STOCKS (Cost $6,120,678)		15,726,687

Repurchase Agreements(b) (4.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $737,140	$737,000	$737,000
TOTAL REPURCHASE AGREEMENTS (Cost $737,000)		737,000

Collateral for Securities Loaned (0.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	75,598	$75,598
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	54,887	54,887
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $130,485)		130,485
TOTAL INVESTMENT SECURITIES (Cost $6,988,163)—100.9%		16,594,172
Net other assets (liabilities)—(0.9)%		(141,086)
NET ASSETS—100.0%		$16,453,086

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $128,245.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 93

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	7/23/19	2.87%	$603,966	$4,268

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$3,015,862	18.4%
Air Freight & Logistics	616,155	3.7%
Building Products	423,213	2.6%
Chemicals	162,235	1.0%
Commercial Services & Supplies	481,632	2.9%
Construction & Engineering	175,917	1.1%
Construction Materials	169,215	1.0%
Containers & Packaging	579,412	3.5%
Electrical Equipment	663,878	4.0%
Electronic Equipment, Instruments & Components	818,786	5.0%
Industrial Conglomerates	1,589,760	9.7%
IT Services	2,882,444	17.5%
Life Sciences Tools & Services	46,532	0.3%
Machinery	2,111,827	12.8%
Marine	18,565	0.1%
Paper & Forest Products	14,106	0.1%
Professional Services	396,080	2.4%
Road & Rail	1,217,801	7.4%
Trading Companies & Distributors	329,564	2.0%
Transportation Infrastructure	13,703	0.1%
Other**	726,399	4.4%
Total	$16,453,086	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

94 :: ProFund VP Industrials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$6,988,163
Securities, at value	15,857,172
Repurchase agreements, at value	737,000
Total Investment Securities, at value	16,594,172
Cash	641
Dividends and interest receivable	8,856
Unrealized appreciation on swap agreements	4,268
Receivable for capital shares issued	91,043
Receivable for investments sold	84,817
Prepaid expenses	307
TOTAL ASSETS	16,784,104
LIABILITIES:
Payable for investments purchased	85,308
Payable for capital shares redeemed	76,622
Payable for collateral for securities loaned	130,485
Advisory fees payable	9,714
Management services fees payable	1,295
Administration fees payable	1,154
Administrative services fees payable	7,134
Distribution fees payable	7,267
Transfer agency fees payable	887
Fund accounting fees payable	701
Compliance services fees payable	109
Other accrued expenses	10,342
TOTAL LIABILITIES	331,018
NET ASSETS	$16,453,086
NET ASSETS CONSIST OF:
Capital	$5,447,233
Total distributable earnings (loss)	11,005,853
NET ASSETS	$16,453,086
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	183,584
Net Asset Value (offering and redemption price per share)	$89.62

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$137,314
Interest	5,946
Income from securities lending	286
TOTAL INVESTMENT INCOME	143,546
EXPENSES:
Advisory fees	59,736
Management services fees	7,965
Administration fees	6,569
Transfer agency fees	5,079
Administrative services fees	22,617
Distribution fees	19,912
Custody fees	1,182
Fund accounting fees	4,116
Trustee fees	224
Compliance services fees	109
Other fees	8,363
Total Gross Expenses before reductions	135,872
Expenses reduced and reimbursed by the Advisor	(2,063)
TOTAL NET EXPENSES	133,809
NET INVESTMENT INCOME (LOSS)	9,737
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	91,713
Net realized gains (losses) on swap agreements	70,733
Change in net unrealized appreciation/depreciation on investment securities	2,665,292
Change in net unrealized appreciation/depreciation on swap agreements	(5,062)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,822,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,832,413

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 95

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,737	$(20,967)
Net realized gains (losses) on investments	162,446	3,237,923
Change in net unrealized appreciation/depreciation on investments	2,660,230	(5,977,758)
Change in net assets resulting from operations	2,832,413	(2,760,802)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(21,880)
Change in net assets resulting from distributions	—	(21,880)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,636,216	22,505,412
Distributions reinvested	—	21,880
Value of shares redeemed	(10,131,556)	(47,919,221)
Change in net assets resulting from capital transactions	2,504,660	(25,391,929)
Change in net assets	5,337,073	(28,174,611)
NET ASSETS:
Beginning of period	11,116,013	39,290,624
End of period	$16,453,086	$11,116,013
SHARE TRANSACTIONS:
Issued	150,135	266,689
Reinvested	—	264
Redeemed	(119,445)	(585,042)
Change in shares	30,690	(318,089)

See accompanying notes to financial statements.

96 :: ProFund VP Industrials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$72.70	$83.42	$68.28	$58.19	$60.31	$57.26
Investment Activities:
Net investment income (loss)(a)	0.05	(0.07)	0.09	0.23	0.13	0.06
Net realized and unrealized gains (losses) on investments	16.87	(10.56)	15.19	9.97	(2.19)	3.13
Total income (loss) from investment activities	16.92	(10.63)	15.28	10.20	(2.06)	3.19
Distributions to Shareholders From:
Net investment income	—	(0.09)	(0.14)	(0.11)	(0.06)	(0.14)
Net Asset Value, End of Period	$89.62	$72.70	$83.42	$68.28	$58.19	$60.31
Total Return(b)	23.29%	(12.76)%	22.40%	17.55%	(3.42)%	5.58%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%	1.68%	1.68%	1.69%	1.68%	1.77%
Net expenses(c)	1.68%	1.67%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.12%	(0.09)%	0.12%	0.37%	0.22%	0.11%
Supplemental Data:
Net assets, end of period (000’s)	$16,453	$11,116	$39,291	$32,361	$16,223	$18,515
Portfolio turnover rate(b)(d)	35%	67%	107%	203%	121%	54%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 97

Investment Objective: The ProFund VP International seeks investment results that, before fees and expenses, correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Consumer Staples	12%
Health Care	11%
Consumer Discretionary	11%
Materials	7%
Information Technology	7%
Energy	6%
Telecommunication Services	5%
Utilities	4%
Real Estate	4%

Country Composition
Japan	24%
United Kingdom	17%
France	11%
Switzerland	9%
Germany	9%
Other	30%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $6,300,200	$6,299,000	$6,299,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,299,000)		6,299,000
TOTAL INVESTMENT SECURITIES (Cost $6,299,000)—99.7%		6,299,000
Net other assets (liabilities)—0.3%		19,717
NET ASSETS—100.0%		$6,318,717

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $948,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/29/19	2.67%	$3,158,728	$15,724
MSCI EAFE Index	UBS AG	7/29/19	3.17%	3,158,656	15,651
				$6,317,384	$31,375

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

98 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$6,299,000
Repurchase agreements, at value	6,299,000
Total Investment Securities, at value	6,299,000
Cash	589
Segregated cash balances for swap agreements with custodian	50
Interest receivable	1,200
Unrealized appreciation on swap agreements	31,375
Receivable for capital shares issued	3,970
Prepaid expenses	105
TOTAL ASSETS	6,336,289
LIABILITIES:
Payable for capital shares redeemed	1,171
Advisory fees payable	3,802
Management services fees payable	507
Administration fees payable	409
Administrative services fees payable	3,704
Distribution fees payable	3,904
Transfer agency fees payable	345
Fund accounting fees payable	251
Compliance services fees payable	42
Other accrued expenses	3,437
TOTAL LIABILITIES	17,572
NET ASSETS	$6,318,717
NET ASSETS CONSIST OF:
Capital	$8,409,124
Total distributable earnings (loss)	(2,090,407)
NET ASSETS	$6,318,717
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	338,824
Net Asset Value (offering and redemption price per share)	$18.65

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$72,340
EXPENSES:
Advisory fees	23,555
Management services fees	3,141
Administration fees	2,331
Transfer agency fees	1,896
Administrative services fees	7,428
Distribution fees	7,852
Custody fees	450
Fund accounting fees	1,408
Trustee fees	87
Compliance services fees	42
Other fees	2,856
TOTAL NET EXPENSES	51,046
NET INVESTMENT INCOME (LOSS)	21,294
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	744,348
Change in net unrealized appreciation/depreciation on swap agreements	(8,563)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	735,785
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$757,079

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 99

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,294	$16,547
Net realized gains (losses) on investments	744,348	(1,229,235)
Change in net unrealized appreciation/depreciation on investments	(8,563)	42,092
Change in net assets resulting from operations	757,079	(1,170,596)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,305,170)
Change in net assets resulting from distributions	—	(1,305,170)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,730,133	8,904,899
Distributions reinvested	—	1,305,170
Value of shares redeemed	(4,308,610)	(16,725,074)
Change in net assets resulting from capital transactions	(578,477)	(6,515,005)
Change in net assets	178,602	(8,990,771)
NET ASSETS:
Beginning of period	6,140,115	15,130,886
End of period	$6,318,717	$6,140,115
SHARE TRANSACTIONS:
Issued	207,917	428,187
Reinvested	—	68,802
Redeemed	(240,639)	(770,183)
Change in shares	(32,722)	(273,194)

See accompanying notes to financial statements.

100 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$16.53	$23.47		$19.27	$19.45	$20.16	$24.00
Investment Activities:
Net investment income (loss)(a)	0.06	0.04		(0.18)	(0.27)	(0.35)	(0.38)
Net realized and unrealized gains (losses) on investments	2.06	(3.26)		4.38	0.09	(0.36)	(1.36)
Total income (loss) from investment activities	2.12	(3.22)		4.20	(0.18)	(0.71)	(1.74)
Distributions to Shareholders From:
Net realized gains on investments	—	(3.72)		—	—	—	(2.10)
Net Asset Value, End of Period	$18.65	$16.53		$23.47	$19.27	$19.45	$20.16
Total Return(b)	12.83%	(15.76	)%(c)	21.80%	(0.93)%	(3.52)%	(8.11)%
Ratios to Average Net Assets:
Gross expenses(d)	1.62%	1.57%		1.68%	1.68%	1.75%	1.72%
Net expenses(d)	1.62%	1.50	%(c)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.68%	0.20	%(c)	(0.81)%	(1.42)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$6,319	$6,140		$15,131	$6,320	$6,460	$6,162
Portfolio turnover rate(e)	—	—		—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.57% and 0.13%, respectively, and the total return would have been (15.84)%.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 101

Investment Objective: The ProFund VP Internet seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Internet CompositeSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	9.9%
Alphabet, Inc.	9.0%
Facebook, Inc.	8.3%
Netflix, Inc.	5.7%
PayPal Holdings, Inc.	5.1%

Dow Jones Internet CompositeSM Index — Composition

% of Index
Interactive Media & Services	24%
Software	20%
Internet & Direct Marketing Retail	20%
IT Services	15%
Entertainment	6%
Capital Markets	5%
Communications Equipment	5%
Health Care Technology	3%
Diversified Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.5%)

	Shares	Value
2U, Inc.* (Software)	5,475	$206,079
8x8, Inc.* (Software)	8,443	203,476
Akamai Technologies, Inc.* (IT Services)	5,501	440,850
Alphabet, Inc.*—Class A (Interactive Media & Services)	822	890,062
Alphabet, Inc.*—Class C (Interactive Media & Services)	842	910,126
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,038	1,965,589
Arista Networks, Inc.* (Communications Equipment)	1,782	462,643
Blucora, Inc.* (Capital Markets)	5,426	164,788
Box, Inc.*—Class A (Software)	12,153	214,014
Citrix Systems, Inc. (Software)	4,371	428,970
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,529	209,481
Cornerstone OnDemand, Inc.* (Software)	4,279	247,882
DocuSign, Inc.* (Software)	3,186	158,376
Dropbox, Inc.* (Software)	11,951	299,373
E*TRADE Financial Corp. (Capital Markets)	8,946	398,992
eBay, Inc. (Internet & Direct Marketing Retail)	16,368	646,536
Endurance International Group Holdings, Inc.* (IT Services)	21,958	105,398
Etsy, Inc.* (Internet & Direct Marketing Retail)	5,171	317,344
Expedia, Inc. (Internet & Direct Marketing Retail)	3,709	493,408
Facebook, Inc.*—Class A (Interactive Media & Services)	8,592	1,658,255
GoDaddy, Inc.*—Class A (IT Services)	5,992	420,339
Groupon, Inc.* (Internet & Direct Marketing Retail)	46,208	165,425
GrubHub, Inc.* (Internet & Direct Marketing Retail)	4,558	355,478
Hubspot, Inc.* (Software)	1,892	322,624
j2 Global, Inc. (Software)	3,032	269,514
Juniper Networks, Inc. (Communications Equipment)	13,932	371,009
LogMeIn, Inc. (Software)	3,496	257,585
Netflix, Inc.* (Entertainment)	3,084	1,132,815
NETGEAR, Inc.* (Communications Equipment)	5,131	129,763
New Relic, Inc.* (Software)	2,849	246,467
Okta, Inc.* (IT Services)	3,419	422,281
PayPal Holdings, Inc.* (IT Services)	8,845	1,012,398
Pluralsight, Inc.*—Class A (Software)	6,004	182,041
Salesforce.com, Inc.* (Software)	6,309	957,266
Snap, Inc.* (Interactive Media & Services)	28,707	410,510
TD Ameritrade Holding Corp. (Capital Markets)	8,714	435,002
TripAdvisor, Inc.* (Interactive Media & Services)	6,179	286,026
Twitter, Inc.* (Interactive Media & Services)	15,923	555,713
Veeva Systems, Inc.*—Class A (Health Care Technology)	3,214	521,022
VeriSign, Inc.* (IT Services)	2,617	547,372
Vonage Holdings Corp.* (Diversified Telecommunication Services)	18,731	212,223
TOTAL COMMON STOCKS (Cost $6,927,494)		19,634,515

See accompanying notes to financial statements.

102 :: ProFund VP Internet :: Financial Statements

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $329,063	$329,000	$329,000
TOTAL REPURCHASE AGREEMENTS (Cost $329,000)		329,000
TOTAL INVESTMENT SECURITIES (Cost $7,256,494)—100.2%		19,963,515
Net other assets (liabilities)—(0.2)%		(39,251)
NET ASSETS—100.0%		$19,924,264

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	7/23/19	2.87%	$240,907	$(1,147)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Capital Markets	$998,782	5.0%
Communications Equipment	963,415	4.8%
Diversified Telecommunication Services	421,704	2.1%
Entertainment	1,132,815	5.7%
Health Care Technology	521,022	2.6%
Interactive Media & Services	4,710,692	23.6%
Internet & Direct Marketing Retail	3,943,780	19.8%
IT Services	2,948,638	14.8%
Software	3,993,667	20.1%
Other**	289,749	1.5%
Total	$19,924,264	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 103

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$7,256,494
Securities, at value	19,634,515
Repurchase agreements, at value	329,000
Total Investment Securities, at value	19,963,515
Cash	829
Dividends and interest receivable	63
Receivable for capital shares issued	9,137
Prepaid expenses	319
TOTAL ASSETS	19,973,863
LIABILITIES:
Payable for capital shares redeemed	1,592
Unrealized depreciation on swap agreements	1,147
Advisory fees payable	12,194
Management services fees payable	1,626
Administration fees payable	1,438
Administrative services fees payable	8,508
Distribution fees payable	9,329
Transfer agency fees payable	1,105
Fund accounting fees payable	814
Compliance services fees payable	133
Other accrued expenses	11,713
TOTAL LIABILITIES	49,599
NET ASSETS	$19,924,264
NET ASSETS CONSIST OF:
Capital	$7,332,676
Total distributable earnings (loss)	12,591,588
NET ASSETS	$19,924,264
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	144,903
Net Asset Value (offering and redemption price per share)	$137.50

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$27,371
Interest	7,970
Income from securities lending	47
TOTAL INVESTMENT INCOME	35,388
EXPENSES:
Advisory fees	76,303
Management services fees	10,174
Administration fees	8,508
Transfer agency fees	6,576
Administrative services fees	26,592
Distribution fees	25,434
Custody fees	1,614
Fund accounting fees	4,952
Trustee fees	301
Compliance services fees	133
Other fees	11,888
TOTAL NET EXPENSES	172,475
NET INVESTMENT INCOME (LOSS)	(137,087)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,350,790
Net realized gains (losses) on swap agreements	141,112
Change in net unrealized appreciation/depreciation on investment securities	2,654,865
Change in net unrealized appreciation/depreciation on swap agreements	(23,331)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,123,436
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,986,349

See accompanying notes to financial statements.

104 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(137,087)	$(333,542)
Net realized gains (losses) on investments	1,491,902	(192,578)
Change in net unrealized appreciation/depreciation on investments	2,631,534	376,574
Change in net assets resulting from operations	3,986,349	(149,546)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,167,998)
Change in net assets resulting from distributions	—	(1,167,998)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,730,030	40,499,088
Distributions reinvested	—	1,167,998
Value of shares redeemed	(14,709,222)	(39,088,054)
Change in net assets resulting from capital transactions	(1,979,192)	2,579,032
Change in net assets	2,007,157	1,261,488
NET ASSETS:
Beginning of period	17,917,107	16,655,619
End of period	$19,924,264	$17,917,107
SHARE TRANSACTIONS:
Issued	96,283	310,648
Reinvested	—	8,413
Redeemed	(111,082)	(308,927)
Change in shares	(14,799)	10,134

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 105

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$112.19		$111.36	$81.85	$82.48	$77.48	$80.58
Investment Activities:
Net investment income (loss)(a)	(0.88)		(1.78)	(1.40)	(1.20)	(1.14)	(1.12)
Net realized and unrealized gains (losses) on investments	26.19		8.40	30.91	5.80	15.81	1.76
Total income (loss) from investment activities	25.31		6.62	29.51	4.60	14.67	0.64
Distributions to Shareholders From:
Net realized gains on investments	—		(5.79)	—	(5.23)	(9.67)	(3.74)
Net Asset Value, End of Period	$137.50		$112.19	$111.36	$81.85	$82.48	$77.48
Total Return(b)	22.57%		4.93%	36.05%	5.53%	20.35%	1.12%
Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.64%	1.64%	1.68%	1.68%	1.74%
Net expenses(c)	1.69	%(d)	1.64%	1.64%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.35)%		(1.39)%	(1.43)%	(1.52)%	(1.44)%	(1.44)%
Supplemental Data:
Net assets, end of period (000’s)	$19,924		$17,917	$16,656	$12,356	$20,560	$8,019
Portfolio turnover rate(b)(d)	55%		138%	116%	113%	157%	170%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         The expense ratio does not correlate to applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

106 :: ProFund VP Japan :: Financial Statements

Investment Objective: The ProFund VP Japan seeks investment results that, before fees and expenses, correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	22%
Industrials	20%
Information Technology	16%
Health Care	11%
Communication Services	10%
Consumer Staples	10%
Materials	7%
Financials	2%
Real Estate	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (94.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $7,268,385	$7,267,000	$7,267,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,267,000)		7,267,000
TOTAL INVESTMENT SECURITIES (Cost $7,267,000)—94.2%		7,267,000
Net other assets (liabilities)—5.8%		450,747
NET ASSETS—100.0%		$7,717,747

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	72	9/13/19	$7,664,400	$71,043

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 107

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$7,267,000
Repurchase agreements, at value	7,267,000
Total Investment Securities, at value	7,267,000
Cash	513
Segregated cash balances for futures contracts with brokers	443,520
Interest receivable	1,385
Receivable for capital shares issued	12,477
Variation margin on futures contracts	25,200
Prepaid expenses	128
TOTAL ASSETS	7,750,223
LIABILITIES:
Payable for capital shares redeemed	11,337
Advisory fees payable	4,569
Management services fees payable	609
Administration fees payable	539
Administrative services fees payable	2,998
Distribution fees payable	2,775
Transfer agency fees payable	414
Fund accounting fees payable	301
Compliance services fees payable	51
Other accrued expenses	8,883
TOTAL LIABILITIES	32,476
NET ASSETS	$7,717,747
NET ASSETS CONSIST OF:
Capital	$8,760,283
Total distributable earnings (loss)	(1,042,536)
NET ASSETS	$7,717,747
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	155,168
Net Asset Value (offering and redemption price per share)	$49.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$88,248
EXPENSES:
Advisory fees	29,791
Management services fees	3,972
Administration fees	4,007
Transfer agency fees	3,095
Administrative services fees	11,843
Distribution fees	9,930
Custody fees	901
Fund accounting fees	2,301
Trustee fees	146
Compliance services fees	51
Other fees	5,654
TOTAL NET EXPENSES	71,691
NET INVESTMENT INCOME (LOSS)	16,557
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(53,155)
Change in net unrealized appreciation/depreciation on futures contracts	678,765
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	625,610
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$642,167

See accompanying notes to financial statements.

108 :: ProFund VP Japan :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,557	$9,941
Net realized gains (losses) on investments	(53,155)	(723,086)
Change in net unrealized appreciation/depreciation on investments	678,765	(752,991)
Change in net assets resulting from operations	642,167	(1,466,136)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,598,997	16,264,599
Value of shares redeemed	(7,129,003)	(19,032,974)
Change in net assets resulting from capital transactions	(1,530,006)	(2,768,375)
Change in net assets	(887,839)	(4,234,511)
NET ASSETS:
Beginning of period	8,605,586	12,840,097
End of period	$7,717,747	$8,605,586
SHARE TRANSACTIONS:
Issued	114,672	314,202
Redeemed	(146,783)	(373,863)
Change in shares	(32,111)	(59,661)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Japan :: 109

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$45.95		$52.00		$43.90	$43.71	$41.33	$75.59
Investment Activities:
Net investment income (loss)(b)	0.10		0.05		(0.41)	(0.56)	(0.76)	(0.96)
Net realized and unrealized gains (losses) on investments	3.69		(6.10)		8.51	0.75	3.14	0.26
Total income (loss) from investment activities	3.79		(6.05)		8.10	0.19	2.38	(0.70)
Distributions to Shareholders From:
Net realized gains on investments	—		—		—	—	—	(33.56)
Net Asset Value, End of Period	$49.74		$45.95		$52.00	$43.90	$43.71	$41.33
Total Return(c)	8.25%		(11.63	)%(d)	18.45%	0.41%	5.81%	3.23%
Ratios to Average Net Assets:
Gross expenses(e)	1.80%		1.63%		1.71%	1.69%	1.68%	1.77%
Net expenses(e)	1.80	%(f)	1.56	%(d)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.42%		0.09	%(d)	(0.89)%	(1.44)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$7,718		$8,606		$12,840	$11,563	$17,017	$11,827
Portfolio turnover rate(g)	—		—		—	—	—	—

(a)         As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Not annualized for periods less than one year.

(d)         During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.63% and 0.02%, respectively, and the total return would have been (11.71)%.

(e)          Annualized for periods less than one year.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

110 :: ProFund VP Large-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.8%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	5.0%
Facebook, Inc.	3.5%
Visa, Inc.	2.3%

S&P 500® Growth Index — Composition

% of Index
Information Technology	27%
Health Care	17%
Communication Services	14%
Consumer Discretionary	13%
Industrials	9%
Consumer Staples	5%
Financials	5%
Energy	3%
Real Estate	3%
Materials	2%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	610	$105,737
Abbott Laboratories (Health Care Equipment & Supplies)	3,659	307,721
AbbVie, Inc. (Biotechnology)	1,594	115,915
ABIOMED, Inc.* (Health Care Equipment & Supplies)	94	24,486
Accenture PLC—Class A (IT Services)	608	112,340
Adobe Systems, Inc.* (Software)	1,012	298,185
Advance Auto Parts, Inc. (Specialty Retail)	97	14,952
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,839	55,850
Agilent Technologies, Inc. (Life Sciences Tools & Services)	347	25,910
Air Products & Chemicals, Inc. (Chemicals)	456	103,225
Akamai Technologies, Inc.* (IT Services)	340	27,248
Alexion Pharmaceuticals, Inc.* (Biotechnology)	466	61,037
Align Technology, Inc.* (Health Care Equipment & Supplies)	77	21,075
Allegion PLC (Building Products)	100	11,055
Alliance Data Systems Corp. (IT Services)(a)	94	13,172
Alliant Energy Corp. (Electric Utilities)	279	13,693
Alphabet, Inc.*—Class A (Interactive Media & Services)	621	672,419
Alphabet, Inc.*—Class C (Interactive Media & Services)	636	687,459
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	858	1,624,734
Amcor PLC* (Containers & Packaging)	1,648	18,936
Ameren Corp. (Multi-Utilities)	509	38,231
American Express Co. (Consumer Finance)	710	87,643
American Tower Corp. (Equity Real Estate Investment Trusts)	917	187,482
American Water Works Co., Inc. (Water Utilities)	236	27,376
Ameriprise Financial, Inc. (Capital Markets)	150	21,774
AMETEK, Inc. (Electrical Equipment)	473	42,968
Amgen, Inc. (Biotechnology)	835	153,873
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	235	22,546
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,041	73,453
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	415	46,841
ANSYS, Inc.* (Software)	174	35,639
Aon PLC (Insurance)	315	60,789
Apache Corp. (Oil, Gas & Consumable Fuels)	778	22,539
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	308	15,437
Aptiv PLC (Auto Components)	326	26,351
Arista Networks, Inc.* (Communications Equipment)	110	28,558
Arthur J. Gallagher & Co. (Insurance)	258	22,598
Atmos Energy Corp. (Gas Utilities)	144	15,201
Autodesk, Inc.* (Software)	455	74,120
Automatic Data Processing, Inc. (IT Services)	902	149,128
AutoZone, Inc.* (Specialty Retail)	51	56,073
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	197	40,026
Avery Dennison Corp. (Containers & Packaging)(a)	78	9,023
Ball Corp. (Containers & Packaging)	465	32,545
Baxter International, Inc. (Health Care Equipment & Supplies)	423	34,644
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	352	88,708
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,929	411,205

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 111

Common Stocks, continued

	Shares		Value
Biogen, Inc.* (Biotechnology)	217		$50,750
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	43		80,613
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	170		21,930
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,884		123,954
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,730		78,456
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	821		236,333
Broadridge Financial Solutions, Inc. (IT Services)	240		30,643
Brown-Forman Corp.—Class B (Beverages)	345		19,123
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	605		13,891
Cadence Design Systems, Inc.* (Software)	344		24,359
CarMax, Inc.* (Specialty Retail)	155		13,459
CBOE Holdings, Inc. (Capital Markets)	231		23,939
Celanese Corp. — Series A (Chemicals)	140		15,092
Celgene Corp.* (Biotechnology)	688		63,599
Cerner Corp. (Health Care Technology)	675		49,478
CF Industries Holdings, Inc. (Chemicals)	197		9,202
Charter Communications, Inc.*—Class A (Media)	154		60,858
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	51		37,377
Church & Dwight Co., Inc. (Household Products)	510		37,261
Cigna Corp. (Health Care Providers & Services)	448		70,582
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	118		7,001
Cincinnati Financial Corp. (Insurance)	151		15,654
Cintas Corp. (Commercial Services & Supplies)	175		41,526
Cisco Systems, Inc. (Communications Equipment)	8,878		485,893
Citrix Systems, Inc. (Software)	260		25,516
CMS Energy Corp. (Multi-Utilities)	330		19,110
Colgate-Palmolive Co. (Household Products)	1,014		72,673
Comcast Corp.—Class A (Media)	4,320		182,649
Comerica, Inc. (Banks)	147		10,678
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	229		23,628
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,344		142,984
Constellation Brands, Inc.—Class A (Beverages)	346		68,141
Copart, Inc.* (Commercial Services & Supplies)	284		21,226
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	353		46,014
CSX Corp. (Road & Rail)	1,594		123,328
Danaher Corp. (Health Care Equipment & Supplies)	731		104,475
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	178		21,668
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	261		14,684
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	860		24,527
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	321		34,979
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	241		28,387
Discover Financial Services (Consumer Finance)	436		33,829
Dollar General Corp. (Multiline Retail)	536		72,446
Dominion Resources, Inc. (Multi-Utilities)	782		60,465
Duke Realty Corp. (Equity Real Estate Investment Trusts)	498		15,742
E*TRADE Financial Corp. (Capital Markets)	299		13,335
Eastman Chemical Co. (Chemicals)	155		12,064
Eaton Corp. PLC (Electrical Equipment)	422		35,144
eBay, Inc. (Internet & Direct Marketing Retail)	645		25,478
Ecolab, Inc. (Chemicals)	526		103,853
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	433		79,992
Electronic Arts, Inc.* (Entertainment)	295		29,872
Eli Lilly & Co. (Pharmaceuticals)	1,792		198,536
Equifax, Inc. (Professional Services)	153		20,692
Equinix, Inc. (Equity Real Estate Investment Trusts)	105		52,950
Equity Residential (Equity Real Estate Investment Trusts)	523		39,706
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	101		29,485
Eversource Energy (Electric Utilities)	367		27,804
Expedia, Inc. (Internet & Direct Marketing Retail)	152		20,221
Expeditors International of Washington, Inc. (Air Freight & Logistics)	356		27,006
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	174		18,461
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,914		376,561
F5 Networks, Inc.* (Communications Equipment)	124		18,058
Facebook, Inc.*—Class A (Interactive Media & Services)	4,983		961,718
Fastenal Co. (Trading Companies & Distributors)	1,186		38,652
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	74		9,528
FedEx Corp. (Air Freight & Logistics)	224		36,779
Fidelity National Information Services, Inc. (IT Services)	671		82,318
First Horizon National Corp. (Banks)	—	(b)	—	(c)
First Republic Bank (Banks)	342		33,396
Fiserv, Inc.* (IT Services)	814		74,204
FleetCor Technologies, Inc.* (IT Services)	107		30,051
Flowserve Corp. (Machinery)	144		7,587
FMC Corp. (Chemicals)	120		9,954
Foot Locker, Inc. (Specialty Retail)	114		4,779
Fortinet, Inc.* (Software)	301		23,126
Fox Corp.—Class A (Media)	337		12,348
Fox Corp.—Class B (Media)	154		5,626
Freeport-McMoRan, Inc. (Metals & Mining)	1,353		15,708
Garmin, Ltd. (Household Durables)	156		12,449
Gartner, Inc.* (IT Services)	186		29,935
Global Payments, Inc. (IT Services)	325		52,042

See accompanying notes to financial statements.

112 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
H & R Block, Inc. (Diversified Consumer Services)	261	$7,647
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	329	5,665
Harris Corp. (Aerospace & Defense)	239	45,202
Hasbro, Inc. (Leisure Products)	136	14,372
HCA Holdings, Inc. (Health Care Providers & Services)	554	74,885
HCP, Inc. (Equity Real Estate Investment Trusts)	990	31,660
Henry Schein, Inc.* (Health Care Providers & Services)	139	9,716
Hess Corp. (Oil, Gas & Consumable Fuels)	290	18,435
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	604	59,035
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	325	15,041
Hologic, Inc.* (Health Care Equipment & Supplies)	305	14,646
Honeywell International, Inc. (Industrial Conglomerates)	755	131,816
Hormel Foods Corp. (Food Products)	564	22,865
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	721	13,137
Humana, Inc. (Health Care Providers & Services)	280	74,284
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	178	49,009
IHS Markit, Ltd.* (Professional Services)	755	48,108
Illinois Tool Works, Inc. (Machinery)	249	37,552
Illumina, Inc.* (Life Sciences Tools & Services)	305	112,286
Incyte Corp.* (Biotechnology)	177	15,038
Ingersoll-Rand PLC (Machinery)	500	63,335
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,220	297,751
Intercontinental Exchange, Inc. (Capital Markets)	1,169	100,464
Intuit, Inc. (Software)	538	140,596
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	239	125,367
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	239	38,455
J.B. Hunt Transport Services, Inc. (Road & Rail)	121	11,061
Jack Henry & Associates, Inc. (IT Services)	76	10,178
Johnson & Johnson (Pharmaceuticals)	3,249	452,521
Kansas City Southern Industries, Inc. (Road & Rail)	92	11,207
Kellogg Co. (Food Products)	515	27,589
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	390	35,026
Kimberly-Clark Corp. (Household Products)	385	51,313
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	184	21,749
Lamb Weston Holding, Inc. (Food Products)	303	19,198
Linde PLC (Chemicals)	754	151,403
Lockheed Martin Corp. (Aerospace & Defense)	306	111,242
Lowe’s Cos., Inc. (Specialty Retail)	747	75,380
Macy’s, Inc. (Multiline Retail)	268	5,751
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,695	24,086
MarketAxess Holdings, Inc. (Capital Markets)	78	25,071
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	229	32,172
Marsh & McLennan Cos., Inc. (Insurance)	668	66,633
Martin Marietta Materials, Inc. (Construction Materials)	74	17,028
Masco Corp. (Building Products)	286	11,223
MasterCard, Inc.—Class A (IT Services)	1,864	493,084
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	339	20,279
McCormick & Co., Inc. (Food Products)	254	39,372
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,584	328,933
Medtronic PLC (Health Care Equipment & Supplies)	2,781	270,842
Merck & Co., Inc. (Pharmaceuticals)	5,340	447,759
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	33	27,720
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	252	21,848
Microsoft Corp. (Software)	15,892	2,128,891
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	132	15,544
Monster Beverage Corp.* (Beverages)	812	51,830
Moody’s Corp. (Capital Markets)	168	32,812
Motorola Solutions, Inc. (Communications Equipment)	342	57,022
MSCI, Inc.—Class A (Capital Markets)	175	41,788
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	512	31,590
Netflix, Inc.* (Entertainment)	907	333,160
Newell Rubbermaid, Inc. (Household Durables)	419	6,461
NextEra Energy, Inc. (Electric Utilities)	993	203,426
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,329	111,570
Nordstrom, Inc. (Multiline Retail)	106	3,377
Norfolk Southern Corp. (Road & Rail)	381	75,945
Northern Trust Corp. (Capital Markets)	239	21,510
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	553	19,421
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	669	109,870
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,551	77,984
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	488	33,579
Oracle Corp. (Software)	2,516	143,337
O’Reilly Automotive, Inc.* (Specialty Retail)	162	59,830
Paychex, Inc. (IT Services)	412	33,903
PayPal Holdings, Inc.* (IT Services)	2,436	278,825
PepsiCo, Inc. (Beverages)	1,773	232,494
PerkinElmer, Inc. (Life Sciences Tools & Services)	119	11,464
Pfizer, Inc. (Pharmaceuticals)	11,514	498,786
Philip Morris International, Inc. (Tobacco)	1,646	129,260
Pinnacle West Capital Corp. (Electric Utilities)	233	21,923
PPG Industries, Inc. (Chemicals)	225	26,260

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 113

Common Stocks, continued

	Shares	Value
Public Storage (Equity Real Estate Investment Trusts)	312	$74,310
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,311	99,728
Raytheon Co. (Aerospace & Defense)	249	43,296
Realty Income Corp. (Equity Real Estate Investment Trusts)	477	32,899
Red Hat, Inc.* (Software)	369	69,283
Regency Centers Corp. (Equity Real Estate Investment Trusts)	156	10,411
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	96	30,048
Republic Services, Inc.—Class A (Commercial Services & Supplies)	193	16,722
ResMed, Inc. (Health Care Equipment & Supplies)	297	36,243
Robert Half International, Inc. (Professional Services)	113	6,442
Rockwell Automation, Inc. (Electrical Equipment)	122	19,987
Rollins, Inc. (Commercial Services & Supplies)	305	10,940
Roper Technologies, Inc. (Industrial Conglomerates)	215	78,746
Ross Stores, Inc. (Specialty Retail)	434	43,018
S&P Global, Inc. (Capital Markets)	510	116,172
Salesforce.com, Inc.* (Software)	1,610	244,285
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	136	30,578
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	334	15,738
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	430	68,697
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	218	16,845
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,281	107,386
Stryker Corp. (Health Care Equipment & Supplies)	379	77,915
SVB Financial Group* (Banks)	109	24,480
Synopsys, Inc.* (Software)	177	22,778
Sysco Corp. (Food & Staples Retailing)	618	43,705
T. Rowe Price Group, Inc. (Capital Markets)	245	26,879
Take-Two Interactive Software, Inc.* (Entertainment)	233	26,452
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	403	12,787
Teleflex, Inc. (Health Care Equipment & Supplies)	96	31,790
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,284	147,352
The Boeing Co. (Aerospace & Defense)	1,085	394,950
The Charles Schwab Corp. (Capital Markets)	1,281	51,483
The Clorox Co. (Household Products)	264	40,421
The Coca-Cola Co. (Beverages)	4,140	210,810
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	44	14,823
The Estee Lauder Cos., Inc.—Class A (Personal Products)	310	56,764
The Hershey Co. (Food Products)	176	23,589
The Home Depot, Inc. (Specialty Retail)	1,050	218,368
The Mosaic Co. (Chemicals)(a)	345	8,635
The Nasdaq OMX Group, Inc. (Capital Markets)	168	16,157
The Procter & Gamble Co. (Household Products)	2,913	319,410
The Progressive Corp. (Insurance)	642	51,315
The Sherwin-Williams Co. (Chemicals)	105	48,120
The TJX Cos., Inc. (Specialty Retail)	2,515	132,992
The Walt Disney Co. (Entertainment)	2,027	283,050
The Western Union Co. (IT Services)	374	7,439
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	829	243,461
Tiffany & Co. (Specialty Retail)	101	9,458
Torchmark Corp. (Insurance)	95	8,499
Total System Services, Inc. (IT Services)	229	29,374
Tractor Supply Co. (Specialty Retail)	251	27,309
TransDigm Group, Inc.* (Aerospace & Defense)	102	49,348
TripAdvisor, Inc.* (Interactive Media & Services)	143	6,619
Twitter, Inc.* (Interactive Media & Services)	1,514	52,839
U.S. Bancorp (Banks)	3,103	162,598
UDR, Inc. (Equity Real Estate Investment Trusts)	321	14,410
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	115	39,892
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	253	6,414
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	261	5,794
Union Pacific Corp. (Road & Rail)	1,468	248,253
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	723	74,664
United Rentals, Inc.* (Trading Companies & Distributors)	87	11,539
United Technologies Corp. (Aerospace & Defense)	808	105,202
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	98	12,778
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	58,961
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	188	25,592
VeriSign, Inc.* (IT Services)	218	45,597
Verisk Analytics, Inc.—Class A (Professional Services)	234	34,272
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,577	490,004
Vertex Pharmaceuticals, Inc.* (Biotechnology)	531	97,375
Visa, Inc.—Class A (IT Services)	3,607	625,995
Vornado Realty Trust (Equity Real Estate Investment Trusts)	183	11,730
Vulcan Materials Co. (Construction Materials)	131	17,988
W.W. Grainger, Inc. (Trading Companies & Distributors)	93	24,945
Wabtec Corp. (Machinery)	155	11,123
Waste Management, Inc. (Commercial Services & Supplies)	811	93,565
Waters Corp.* (Life Sciences Tools & Services)	87	18,726
WEC Energy Group, Inc. (Multi-Utilities)	314	26,178
WellCare Health Plans, Inc.* (Health Care Providers & Services)	104	29,647

See accompanying notes to financial statements.

114 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Welltower, Inc. (Equity Real Estate Investment Trusts)	840	$68,485
Xcel Energy, Inc. (Electric Utilities)	481	28,615
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	527	62,144
Xylem, Inc. (Machinery)	373	31,198
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	635	70,275
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	425	50,040
Zoetis, Inc. (Pharmaceuticals)	546	61,966
TOTAL COMMON STOCKS (Cost $12,858,017)		27,192,467

Repurchase Agreements(d) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $195,037	$195,000	$195,000
TOTAL REPURCHASE AGREEMENTS (Cost $195,000)		195,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(e)	12,551	$12,551
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(e)	9,113	9,113
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,664)		21,664
TOTAL INVESTMENT SECURITIES (Cost $13,074,681)—100.2%		27,409,131
Net other assets (liabilities)—(0.2)%		(45,857)
NET ASSETS—100.0%		$27,363,274

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $21,596.

(b)         Number of shares is less than 0.50

(c)          Amount is less than $0.50.

(d)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 115

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$749,240	2.6%
Air Freight & Logistics	138,449	0.5%
Auto Components	26,351	0.1%
Banks	231,152	0.8%
Beverages	582,398	2.1%
Biotechnology	587,635	2.1%
Building Products	22,278	0.1%
Capital Markets	491,384	1.9%
Chemicals	487,808	1.8%
Commercial Services & Supplies	183,979	0.7%
Communications Equipment	589,531	2.2%
Construction Materials	35,016	0.1%
Consumer Finance	121,472	0.4%
Containers & Packaging	60,504	0.2%
Diversified Consumer Services	7,647	NM
Diversified Financial Services	411,205	1.5%
Diversified Telecommunication Services	490,004	1.8%
Electric Utilities	295,461	1.0%
Electrical Equipment	98,099	0.4%
Electronic Equipment, Instruments & Components	57,572	0.2%
Entertainment	672,534	2.5%
Equity Real Estate Investment Trusts	877,009	3.2%
Food & Staples Retailing	43,705	0.2%
Food Products	132,613	0.5%
Gas Utilities	15,201	0.1%
Health Care Equipment & Supplies	1,481,322	5.4%
Health Care Providers & Services	286,576	1.0%
Health Care Technology	49,478	0.2%
Hotels, Restaurants & Leisure	656,846	2.4%
Household Durables	18,910	0.1%
Household Products	521,078	1.9%
Independent Power and Renewable Electricity Producers	19,421	0.1%
Industrial Conglomerates	316,299	1.2%
Insurance	225,488	0.8%
Interactive Media & Services	2,381,054	8.6%
Internet & Direct Marketing Retail	1,751,046	6.4%
IT Services	2,125,476	7.8%
Leisure Products	14,372	0.1%
Life Sciences Tools & Services	478,022	1.7%
Machinery	150,795	0.6%
Media	261,481	1.0%
Metals & Mining	15,708	0.1%
Multiline Retail	81,574	0.3%
Multi-Utilities	143,984	0.5%
Oil, Gas & Consumable Fuels	888,688	3.2%
Personal Products	56,764	0.2%
Pharmaceuticals	1,738,024	6.5%
Professional Services	109,514	0.4%
Road & Rail	469,794	1.7%
Semiconductors & Semiconductor Equipment	1,136,590	4.2%
Software	3,230,115	11.7%
Specialty Retail	695,510	2.5%
Technology Hardware, Storage & Peripherals	47,328	0.2%
Textiles, Apparel & Luxury Goods	201,191	0.7%
Tobacco	129,260	0.5%
Trading Companies & Distributors	75,136	0.3%
Water Utilities	27,376	0.1%
Other**	170,807	0.6%
Total	$27,363,274	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

116 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$13,074,681
Securities, at value	27,214,131
Repurchase agreements, at value	195,000
Total Investment Securities, at value	27,409,131
Cash	263
Dividends and interest receivable	17,766
Receivable for capital shares issued	38,329
Receivable for investments sold	23,778
Prepaid expenses	1,327
TOTAL ASSETS	27,490,594
LIABILITIES:
Payable for investments purchased	46,259
Payable for capital shares redeemed	3,757
Payable for collateral for securities loaned	21,664
Advisory fees payable	14,991
Management services fees payable	1,999
Administration fees payable	1,855
Administrative services fees payable	9,536
Distribution fees payable	9,493
Transfer agency fees payable	1,426
Fund accounting fees payable	1,114
Compliance services fees payable	174
Other accrued expenses	15,052
TOTAL LIABILITIES	127,320
NET ASSETS	$27,363,274
NET ASSETS CONSIST OF:
Capital	$7,432,966
Total distributable earnings (loss)	19,930,308
NET ASSETS	$27,363,274
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	353,046
Net Asset Value (offering and redemption price per share)	$77.51

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$205,945
Interest	632
Income from securities lending	1,080
TOTAL INVESTMENT INCOME	207,657
EXPENSES:
Advisory fees	99,287
Management services fees	13,238
Administration fees	10,976
Transfer agency fees	8,479
Administrative services fees	38,829
Distribution fees	33,096
Custody fees	2,049
Fund accounting fees	6,773
Trustee fees	385
Compliance services fees	174
Other fees	15,449
Total Gross Expenses before reductions	228,735
Expenses reduced and reimbursed by the Advisor	(5,781)
TOTAL NET EXPENSES	222,954
NET INVESTMENT INCOME (LOSS)	(15,297)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	759,895
Change in net unrealized appreciation/depreciation on investment securities	3,684,229
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,444,124
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,428,827

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 117

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(15,297)	$(100,802)
Net realized gains (losses) on investments	759,895	5,853,659
Change in net unrealized appreciation/depreciation on investments	3,684,229	(6,404,102)
Change in net assets resulting from operations	4,428,827	(651,245)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,437,998)
Change in net assets resulting from distributions	—	(1,437,998)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,954,631	47,783,214
Distributions reinvested	—	1,437,998
Value of shares redeemed	(17,841,434)	(56,708,447)
Change in net assets resulting from capital transactions	(1,886,803)	(7,487,235)
Change in net assets	2,542,024	(9,576,478)
NET ASSETS:
Beginning of period	24,821,250	34,397,728
End of period	$27,363,274	$24,821,250
SHARE TRANSACTIONS:
Issued	218,945	666,357
Reinvested	—	19,950
Redeemed	(247,650)	(801,492)
Change in shares	(28,705)	(115,185)

See accompanying notes to financial statements.

118 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$65.02	$69.22	$57.48	$59.38	$57.23	$50.75
Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.22)	(0.04)	(0.06)	0.03	0.01
Net realized and unrealized gains (losses) on investments	12.53	(0.74)	14.41	3.07	2.12	6.54
Total income (loss) from investment activities	12.49	(0.96)	14.37	3.01	2.15	6.55
Distributions to Shareholders From:
Net investment income	—	—	—	(0.03)	—	(0.07)
Net realized gains on investments	—	(3.24)	(2.63)	(4.88)	—	—
Total distributions	—	(3.24)	(2.63)	(4.91)	—	(0.07)
Net Asset Value, End of Period	$77.51	$65.02	$69.22	$57.48	$59.38	$57.23
Total Return(b)	19.21%	(1.86)%	25.29%	5.01%	3.76%	12.93%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%	1.69%	1.68%	1.68%	1.68%	1.76%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.12)%	(0.30)%	(0.07)%	(0.10)%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000’s)	$27,363	$24,821	$34,398	$26,012	$35,086	$47,502
Portfolio turnover rate(b)(d)	46%	149%	154%	150%	141%	124%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 119

Investment Objective: The ProFund VP Large-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P 500® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.6%
JPMorgan Chase & Co.	3.2%
Bank of America Corp.	2.3%
AT&T, Inc.	2.2%
Chevron Corp.	2.1%

S&P 500® Value Index — Composition

% of Index
Financials	22%
Information Technology	16%
Health Care	11%
Industrials	11%
Consumer Staples	9%
Consumer Discretionary	7%
Energy	7%
Communication Services	6%
Utilities	5%
Materials	3%
Real Estate	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	431	$74,710
A.O. Smith Corp. (Building Products)	215	10,139
AbbVie, Inc. (Biotechnology)	1,083	78,756
Accenture PLC—Class A (IT Services)	526	97,189
Activision Blizzard, Inc. (Entertainment)	1,169	55,177
Advance Auto Parts, Inc. (Specialty Retail)	38	5,857
Affiliated Managers Group, Inc. (Capital Markets)	78	7,187
Aflac, Inc. (Insurance)	1,138	62,374
Agilent Technologies, Inc. (Life Sciences Tools & Services)	227	16,949
Alaska Air Group, Inc. (Airlines)	188	12,015
Albemarle Corp. (Chemicals)	162	11,406
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	172	24,267
Align Technology, Inc.* (Health Care Equipment & Supplies)	54	14,780
Allegion PLC (Building Products)	70	7,739
Allergan PLC (Pharmaceuticals)	470	78,693
Alliant Energy Corp. (Electric Utilities)	155	7,607
Altria Group, Inc. (Tobacco)	2,855	135,185
Amcor PLC* (Containers & Packaging)	1,263	14,512
American Airlines Group, Inc. (Airlines)	604	19,696
American Electric Power Co., Inc. (Electric Utilities)	753	66,272
American Express Co. (Consumer Finance)	522	64,436
American International Group, Inc. (Insurance)	1,327	70,703
American Water Works Co., Inc. (Water Utilities)	102	11,832
Ameriprise Financial, Inc. (Capital Markets)	94	13,645
AmerisourceBergen Corp. (Health Care Providers & Services)	237	20,207
Amgen, Inc. (Biotechnology)	316	58,232
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	283	27,151
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	260	29,346
Anthem, Inc. (Health Care Providers & Services)	392	110,626
Aon PLC (Insurance)	136	26,245
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,670	1,320,126
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,428	64,131
Aptiv PLC (Auto Components)	153	12,367
Archer-Daniels-Midland Co. (Food Products)	855	34,884
Arconic, Inc. (Aerospace & Defense)	609	15,724
Arthur J. Gallagher & Co. (Insurance)	93	8,146
Assurant, Inc. (Insurance)	94	10,000
AT&T, Inc. (Diversified Telecommunication Services)	11,137	373,201
Atmos Energy Corp. (Gas Utilities)	73	7,706
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	68	13,816
Avery Dennison Corp. (Containers & Packaging)	71	8,213
Baker Hughes, a GE Co.—Class A (Energy Equipment & Services)	786	19,359
Ball Corp. (Containers & Packaging)	169	11,828
Bank of America Corp. (Banks)	13,494	391,326
Baxter International, Inc. (Health Care Equipment & Supplies)	413	33,825
BB&T Corp. (Banks)	1,169	57,433
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	152	38,306
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,538	327,855
Best Buy Co., Inc. (Specialty Retail)	355	24,754
Biogen, Inc.* (Biotechnology)	136	31,806
BlackRock, Inc.—Class A (Capital Markets)	182	85,413

See accompanying notes to financial statements.

120 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	34	$63,740
BorgWarner, Inc. (Auto Components)(a)	316	13,266
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	111	14,319
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,223	55,463
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	208	17,545
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	200	4,592
Cadence Design Systems, Inc.* (Software)	176	12,463
Campbell Soup Co. (Food Products)	294	11,781
Capital One Financial Corp. (Consumer Finance)	717	65,060
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)(a)	230	7,976
Cardinal Health, Inc. (Health Care Providers & Services)	455	21,431
CarMax, Inc.* (Specialty Retail)	139	12,069
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	611	28,442
Caterpillar, Inc. (Machinery)	873	118,982
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	477	24,470
CBS Corp.—Class B (Media)	537	26,796
Celanese Corp. — Series A (Chemicals)	91	9,810
Celgene Corp.* (Biotechnology)	570	52,691
Centene Corp.* (Health Care Providers & Services)	631	33,090
CenterPoint Energy, Inc. (Multi-Utilities)	766	21,931
CenturyLink, Inc. (Diversified Telecommunication Services)	1,464	17,217
CF Industries Holdings, Inc. (Chemicals)	192	8,968
Charter Communications, Inc.*—Class A (Media)	150	59,277
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,907	361,746
Chubb, Ltd. (Insurance)	699	102,955
Cigna Corp. (Health Care Providers & Services)	249	39,230
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	68	4,034
Cincinnati Financial Corp. (Insurance)	120	12,440
Citigroup, Inc. (Banks)	3,529	247,136
Citizens Financial Group, Inc. (Banks)	699	24,717
CME Group, Inc. (Capital Markets)	546	105,984
CMS Energy Corp. (Multi-Utilities)	191	11,061
Cognizant Technology Solutions Corp. (IT Services)	869	55,086
Colgate-Palmolive Co. (Household Products)	563	40,350
Comcast Corp.—Class A (Media)	3,732	157,789
Comerica, Inc. (Banks)	127	9,225
ConAgra Foods, Inc. (Food Products)	742	19,678
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	138	14,239
Consolidated Edison, Inc. (Multi-Utilities)	499	43,752
Copart, Inc.* (Commercial Services & Supplies)	98	7,325
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,198	39,810
Corteva, Inc. (Chemicals)	1,143	33,799
Costco Wholesale Corp. (Food & Staples Retailing)	671	177,318
Coty, Inc. (Personal Products)	459	6,151
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	374	48,751
Cummins, Inc. (Machinery)	221	37,866
CVS Health Corp. (Health Care Providers & Services)	1,982	107,999
D.R. Horton, Inc. (Household Durables)	518	22,341
Danaher Corp. (Health Care Equipment & Supplies)	423	60,454
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	56	6,817
Deere & Co. (Machinery)	484	80,204
Delta Air Lines, Inc. (Airlines)	909	51,587
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	357	20,835
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	140	16,491
Discover Financial Services (Consumer Finance)	173	13,423
Discovery Communications, Inc.*—Class A (Media)	241	7,399
Discovery Communications, Inc.*—Class C (Media)	550	15,648
Dish Network Corp.*—Class A (Media)	352	13,520
Dollar Tree, Inc.* (Multiline Retail)	363	38,983
Dominion Resources, Inc. (Multi-Utilities)	649	50,181
Dover Corp. (Machinery)	222	22,244
Dow, Inc. (Chemicals)	1,143	56,361
DTE Energy Co. (Multi-Utilities)	280	35,806
Duke Energy Corp. (Electric Utilities)	1,111	98,034
Duke Realty Corp. (Equity Real Estate Investment Trusts)	181	5,721
DuPont de Nemours, Inc. (Chemicals)	1,143	85,806
DXC Technology Co. (IT Services)	409	22,556
E*TRADE Financial Corp. (Capital Markets)	153	6,824
Eastman Chemical Co. (Chemicals)	97	7,550
Eaton Corp. PLC (Electrical Equipment)	336	27,982
eBay, Inc. (Internet & Direct Marketing Retail)	775	30,613
Edison International (Electric Utilities)	497	33,503
Electronic Arts, Inc.* (Entertainment)	235	23,796
Emerson Electric Co. (Electrical Equipment)	938	62,583
Entergy Corp. (Electric Utilities)	290	29,850
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	886	82,540
Equifax, Inc. (Professional Services)	72	9,737
Equinix, Inc. (Equity Real Estate Investment Trusts)	51	25,719
Equity Residential (Equity Real Estate Investment Trusts)	181	13,742
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	26	7,590
Everest Re Group, Ltd. (Insurance)	62	15,325
Evergy, Inc. (Electric Utilities)	372	22,376
Eversource Energy (Electric Utilities)	220	16,667
Exelon Corp. (Electric Utilities)	1,482	71,047
Expedia, Inc. (Internet & Direct Marketing Retail)	69	9,179
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	66	7,003

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 121

Common Stocks, continued

	Shares		Value
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,841		$217,706
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	59		7,597
FedEx Corp. (Air Freight & Logistics)	201		33,002
Fifth Third Bancorp (Banks)	1,110		30,969
First Horizon National Corp. (Banks)	—	(b)	7
FirstEnergy Corp. (Electric Utilities)	770		32,964
FleetCor Technologies, Inc.* (IT Services)	53		14,885
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	207		11,199
Flowserve Corp. (Machinery)	94		4,953
FMC Corp. (Chemicals)	113		9,373
Foot Locker, Inc. (Specialty Retail)	87		3,647
Ford Motor Co. (Automobiles)	5,980		61,175
Fortive Corp. (Machinery)	450		36,684
Fortune Brands Home & Security, Inc. (Building Products)	213		12,169
Fox Corp.—Class A (Media)	292		10,699
Fox Corp.—Class B (Media)	134		4,895
Franklin Resources, Inc. (Capital Markets)	449		15,625
Freeport-McMoRan, Inc. (Metals & Mining)	1,218		14,141
Garmin, Ltd. (Household Durables)	70		5,586
General Dynamics Corp. (Aerospace & Defense)	414		75,273
General Electric Co. (Industrial Conglomerates)	13,308		139,734
General Mills, Inc. (Food Products)	914		48,003
General Motors Co. (Automobiles)	2,013		77,561
Genuine Parts Co. (Distributors)	223		23,099
Gilead Sciences, Inc. (Biotechnology)	1,940		131,067
H & R Block, Inc. (Diversified Consumer Services)	118		3,457
Halliburton Co. (Energy Equipment & Services)	1,334		30,335
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	309		5,321
Harley-Davidson, Inc. (Automobiles)(a)	243		8,707
Harris Corp. (Aerospace & Defense)	162		30,639
Hartford Financial Services Group, Inc. (Insurance)	552		30,757
Hasbro, Inc. (Leisure Products)	76		8,032
Helmerich & Payne, Inc. (Energy Equipment & Services)	169		8,555
Henry Schein, Inc.* (Health Care Providers & Services)	125		8,738
Hess Corp. (Oil, Gas & Consumable Fuels)	175		11,125
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,044		30,558
Hologic, Inc.* (Health Care Equipment & Supplies)	184		8,836
Honeywell International, Inc. (Industrial Conglomerates)	555		96,897
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	599		10,914
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,299		47,796
Huntington Bancshares, Inc. (Banks)	1,597		22,071
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	63		14,159
Illinois Tool Works, Inc. (Machinery)	274		41,322
Incyte Corp.* (Biotechnology)	141		11,979
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,255		107,947
International Business Machines Corp. (IT Services)	1,353		186,578
International Flavors & Fragrances, Inc. (Chemicals)	155		22,489
International Paper Co. (Containers & Packaging)	606		26,252
Invesco, Ltd. (Capital Markets)	611		12,501
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	54		8,330
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	65		10,459
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	438		13,709
J.B. Hunt Transport Services, Inc. (Road & Rail)	44		4,022
Jack Henry & Associates, Inc. (IT Services)	61		8,169
Jacobs Engineering Group, Inc. (Construction & Engineering)	175		14,768
Jefferies Financial Group, Inc. (Diversified Financial Services)(a)	387		7,442
Johnson & Johnson (Pharmaceuticals)	1,661		231,345
Johnson Controls International PLC (Building Products)	1,214		50,150
JPMorgan Chase & Co. (Banks)	4,950		553,410
Juniper Networks, Inc. (Communications Equipment)	525		13,981
Kansas City Southern Industries, Inc. (Road & Rail)	86		10,477
KeyCorp (Banks)	1,539		27,317
Kimberly-Clark Corp. (Household Products)	241		32,120
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	644		11,901
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,971		62,034
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	111		13,120
Kohl’s Corp. (Multiline Retail)	247		11,745
L Brands, Inc. (Specialty Retail)	350		9,135
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	150		25,935
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	229		43,015
Leggett & Platt, Inc. (Household Durables)(a)	200		7,674
Lennar Corp.—Class A (Household Durables)	436		21,129
Lincoln National Corp. (Insurance)	309		19,915
Linde PLC (Chemicals)	273		54,818
LKQ Corp.* (Distributors)	479		12,746
Lockheed Martin Corp. (Aerospace & Defense)	150		54,531
Loews Corp. (Insurance)	409		22,360
Lowe’s Cos., Inc. (Specialty Retail)	645		65,087
LyondellBasell Industries N.V.—Class A (Chemicals)	463		39,878
M&T Bank Corp. (Banks)	208		35,375
Macy’s, Inc. (Multiline Retail)	273		5,859
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,011		56,495

See accompanying notes to financial statements.

122 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	253	$35,537
Marsh & McLennan Cos., Inc. (Insurance)	289	28,828
Martin Marietta Materials, Inc. (Construction Materials)	41	9,435
Masco Corp. (Building Products)	237	9,300
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	166	9,930
McKesson Corp. (Health Care Providers & Services)	290	38,973
MetLife, Inc. (Insurance)	1,450	72,022
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	14	11,760
MGM Resorts International (Hotels, Restaurants & Leisure)	779	22,256
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	178	15,433
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,689	65,179
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	77	9,068
Mohawk Industries, Inc.* (Household Durables)	94	13,862
Molson Coors Brewing Co.—Class B (Beverages)(a)	287	16,072
Mondelez International, Inc.—Class A (Food Products)	2,198	118,473
Moody’s Corp. (Capital Markets)	128	25,000
Morgan Stanley (Capital Markets)	1,951	85,473
Mylan N.V.* (Pharmaceuticals)	787	14,984
National Oilwell Varco, Inc. (Energy Equipment & Services)	589	13,093
Nektar Therapeutics* (Pharmaceuticals)	266	9,464
Newell Rubbermaid, Inc. (Household Durables)	285	4,395
Newmont Mining Corp. (Metals & Mining)	1,251	48,125
News Corp.—Class A (Media)	588	7,932
News Corp.—Class B (Media)	189	2,638
Nielsen Holdings PLC (Professional Services)	542	12,250
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	940	78,913
NiSource, Inc. (Multi-Utilities)	569	16,387
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	730	16,352
Nordstrom, Inc. (Multiline Retail)	82	2,613
Norfolk Southern Corp. (Road & Rail)	126	25,115
Northern Trust Corp. (Capital Markets)	156	14,040
Northrop Grumman Corp. (Aerospace & Defense)	259	83,685
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	329	17,644
Nucor Corp. (Metals & Mining)	465	25,622
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	437	71,769
Omnicom Group, Inc. (Media)	336	27,535
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	271	18,648
Oracle Corp. (Software)	1,851	105,450
PACCAR, Inc. (Machinery)	529	37,908
Packaging Corp. of America (Containers & Packaging)	144	13,726
Parker-Hannifin Corp. (Machinery)	196	33,322
Paychex, Inc. (IT Services)	185	15,224
Pentair PLC (Machinery)	241	8,965
People’s United Financial, Inc. (Banks)	602	10,102
PepsiCo, Inc. (Beverages)	834	109,362
PerkinElmer, Inc. (Life Sciences Tools & Services)	81	7,804
Perrigo Co. PLC (Pharmaceuticals)	191	9,095
Philip Morris International, Inc. (Tobacco)	1,163	91,330
Phillips 66 (Oil, Gas & Consumable Fuels)	637	59,585
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	257	39,542
PNC Financial Services Group, Inc. (Banks)	689	94,586
PPG Industries, Inc. (Chemicals)	195	22,758
PPL Corp. (Electric Utilities)	1,101	34,142
Principal Financial Group, Inc. (Insurance)	395	22,878
Prologis, Inc. (Equity Real Estate Investment Trusts)	963	77,135
Prudential Financial, Inc. (Insurance)	620	62,620
Public Service Enterprise Group, Inc. (Multi-Utilities)	771	45,350
PulteGroup, Inc. (Household Durables)(a)	389	12,300
PVH Corp. (Textiles, Apparel & Luxury Goods)(a)	114	10,789
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	182	12,123
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	890	67,702
Quanta Services, Inc. (Construction & Engineering)	217	8,287
Quest Diagnostics, Inc. (Health Care Providers & Services)	205	20,871
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	80	9,087
Raymond James Financial, Inc. (Capital Markets)	193	16,318
Raytheon Co. (Aerospace & Defense)	242	42,079
Realty Income Corp. (Equity Real Estate Investment Trusts)	130	8,966
Regency Centers Corp. (Equity Real Estate Investment Trusts)	140	9,344
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	49	15,337
Regions Financial Corp. (Banks)	1,546	23,097
Republic Services, Inc.—Class A (Commercial Services & Supplies)	187	16,201
Robert Half International, Inc. (Professional Services)	98	5,587
Rockwell Automation, Inc. (Electrical Equipment)	90	14,745
Ross Stores, Inc. (Specialty Retail)	241	23,888
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	262	31,757
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	73	16,413
Schlumberger, Ltd. (Energy Equipment & Services)	2,114	84,011
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	138	6,503

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 123

Common Stocks, continued

	Shares	Value
Sealed Air Corp. (Containers & Packaging)	238	$10,182
Sempra Energy (Multi-Utilities)	419	57,587
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	156	24,923
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	103	7,959
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	129	10,368
Snap-on, Inc. (Machinery)	85	14,079
Southwest Airlines Co. (Airlines)	746	37,882
Stanley Black & Decker, Inc. (Machinery)	231	33,405
Starbucks Corp. (Hotels, Restaurants & Leisure)	906	75,949
State Street Corp. (Capital Markets)	569	31,898
Stryker Corp. (Health Care Equipment & Supplies)	194	39,882
SunTrust Banks, Inc. (Banks)	677	42,549
Symantec Corp. (Software)	943	20,520
Synchrony Financial (Consumer Finance)	968	33,561
Synopsys, Inc.* (Software)	98	12,612
Sysco Corp. (Food & Staples Retailing)	267	18,882
T. Rowe Price Group, Inc. (Capital Markets)	180	19,748
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	146	4,633
Target Corp. (Multiline Retail)	782	67,728
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	514	49,230
TechnipFMC PLC (Energy Equipment & Services)	643	16,679
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	487	55,888
Textron, Inc. (Aerospace & Defense)	355	18,829
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,013	16,978
The Allstate Corp. (Insurance)	508	51,659
The Bank of New York Mellon Corp. (Capital Markets)	1,344	59,338
The Charles Schwab Corp. (Capital Markets)	870	34,965
The Coca-Cola Co. (Beverages)	2,812	143,187
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	43	14,486
The Estee Lauder Cos., Inc.—Class A (Personal Products)	107	19,592
The Gap, Inc. (Specialty Retail)	323	5,804
The Goldman Sachs Group, Inc. (Capital Markets)	519	106,187
The Hershey Co. (Food Products)	83	11,124
The Home Depot, Inc. (Specialty Retail)	907	188,629
The Interpublic Group of Cos., Inc. (Media)	591	13,351
The JM Smucker Co.—Class A (Food Products)(a)	174	20,043
The Kraft Heinz Co. (Food Products)	949	29,457
The Kroger Co. (Food & Staples Retailing)	1,231	26,725
The Macerich Co. (Equity Real Estate Investment Trusts)	162	5,425
The Mosaic Co. (Chemicals)(a)	287	7,184
The Nasdaq OMX Group, Inc. (Capital Markets)	53	5,097
The Procter & Gamble Co. (Household Products)	1,684	184,651
The Progressive Corp. (Insurance)	419	33,491
The Sherwin-Williams Co. (Chemicals)	47	21,540
The Southern Co. (Electric Utilities)	1,588	87,784
The Travelers Cos., Inc. (Insurance)	400	59,808
The Walt Disney Co. (Entertainment)	1,172	163,658
The Western Union Co. (IT Services)	381	7,578
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,849	51,846
Tiffany & Co. (Specialty Retail)	91	8,521
Torchmark Corp. (Insurance)	85	7,604
Total System Services, Inc. (IT Services)	80	10,262
TripAdvisor, Inc.* (Interactive Media & Services)	52	2,407
Tyson Foods, Inc.—Class A (Food Products)	450	36,333
UDR, Inc. (Equity Real Estate Investment Trusts)	194	8,709
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	100	2,535
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	104	2,309
United Continental Holdings, Inc.* (Airlines)	337	29,504
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	532	54,940
United Rentals, Inc.* (Trading Companies & Distributors)	56	7,427
United Technologies Corp. (Aerospace & Defense)	644	83,850
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,450	353,814
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	54	7,041
Unum Group (Insurance)	323	10,837
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	637	54,534
Ventas, Inc. (Equity Real Estate Investment Trusts)	564	38,549
Verisk Analytics, Inc.—Class A (Professional Services)	77	11,277
Viacom, Inc.—Class B (Entertainment)	540	16,130
Vornado Realty Trust (Equity Real Estate Investment Trusts)	130	8,333
Vulcan Materials Co. (Construction Materials)	105	14,417
Wabtec Corp. (Machinery)	133	9,544
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,186	64,839
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,135	235,897
Waters Corp.* (Life Sciences Tools & Services)	42	9,040
WEC Energy Group, Inc. (Multi-Utilities)	250	20,843
Wells Fargo & Co. (Banks)	6,173	292,106
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	447	21,255
WestRock Co. (Containers & Packaging)	392	14,296
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,137	29,949
Whirlpool Corp. (Household Durables)	97	13,809
Willis Towers Watson PLC (Insurance)	197	37,733
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	148	18,351
Xcel Energy, Inc. (Electric Utilities)	432	25,700
Xerox Corp. (Technology Hardware, Storage & Peripherals)	298	10,552

See accompanying notes to financial statements.

124 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Zions Bancorp (Banks)	279	$12,828
Zoetis, Inc. (Pharmaceuticals)	329	37,338
TOTAL COMMON STOCKS (Cost $11,922,322)		17,279,505

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $28,005	$28,000	$28,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(d)	51,195	$51,195
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(d)	37,169	37,169
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $88,364)		88,364
TOTAL INVESTMENT SECURITIES (Cost $12,038,686)—100.6%		17,395,869
Net other assets (liabilities)—(0.6)%		(106,934)
NET ASSETS—100.0%		$17,288,935

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $86,094.

(b)         Number of shares is less than 0.50

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 125

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$418,769	2.5%
Air Freight & Logistics	105,487	0.6%
Airlines	150,684	0.9%
Auto Components	25,633	0.1%
Automobiles	147,443	0.9%
Banks	1,874,254	10.9%
Beverages	268,621	1.6%
Biotechnology	379,868	2.2%
Building Products	89,497	0.5%
Capital Markets	645,243	3.7%
Chemicals	391,740	2.3%
Commercial Services & Supplies	23,526	0.1%
Communications Equipment	13,981	0.1%
Construction & Engineering	23,055	0.1%
Construction Materials	23,852	0.1%
Consumer Finance	176,480	1.0%
Containers & Packaging	99,009	0.6%
Distributors	35,845	0.2%
Diversified Consumer Services	3,457	NM
Diversified Financial Services	335,297	1.9%
Diversified Telecommunication Services	390,418	2.3%
Electric Utilities	525,946	3.0%
Electrical Equipment	105,310	0.6%
Electronic Equipment, Instruments & Components	135,720	0.8%
Energy Equipment & Services	172,032	1.0%
Entertainment	258,761	1.5%
Equity Real Estate Investment Trusts	468,722	2.8%
Food & Staples Retailing	523,661	3.0%
Food Products	329,776	1.9%
Gas Utilities	7,706	NM
Health Care Equipment & Supplies	231,404	1.3%
Health Care Providers & Services	787,955	4.6%
Hotels, Restaurants & Leisure	236,753	1.4%
Household Durables	101,096	0.6%
Household Products	257,121	1.5%
Independent Power and Renewable Electricity Producers	16,978	0.1%
Industrial Conglomerates	311,341	1.8%
Insurance	768,700	4.4%
Interactive Media & Services	2,407	NM
Internet & Direct Marketing Retail	103,532	0.6%
IT Services	417,527	2.4%
Leisure Products	8,032	NM
Life Sciences Tools & Services	56,012	0.3%
Machinery	479,478	2.9%
Media	347,479	2.0%
Metals & Mining	87,888	0.5%
Multiline Retail	126,928	0.7%
Multi-Utilities	302,898	1.8%
Oil, Gas & Consumable Fuels	1,055,018	6.1%
Personal Products	25,743	0.1%
Pharmaceuticals	436,382	2.5%
Professional Services	38,851	0.2%
Real Estate Management & Development	24,470	0.1%
Road & Rail	39,614	0.2%
Semiconductors & Semiconductor Equipment	563,542	3.3%
Software	151,045	0.9%
Specialty Retail	347,391	2.1%
Technology Hardware, Storage & Peripherals	1,436,790	8.2%
Textiles, Apparel & Luxury Goods	121,563	0.7%
Tobacco	226,515	1.3%
Trading Companies & Distributors	7,427	NM
Water Utilities	11,832	0.1%
Other**	9,430	0.1%
Total	$17,288,935	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

126 :: ProFund VP Large-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$12,038,686
Securities, at value	17,367,869
Repurchase agreements, at value	28,000
Total Investment Securities, at value	17,395,869
Cash	334
Dividends and interest receivable	16,821
Receivable for capital shares issued	1,121
Receivable for investments sold	12,257
Prepaid expenses	810
TOTAL ASSETS	17,427,212
LIABILITIES:
Payable for investments purchased	14,186
Payable for capital shares redeemed	2,329
Payable for collateral for securities loaned	88,364
Advisory fees payable	9,475
Management services fees payable	1,263
Administration fees payable	1,202
Administrative services fees payable	5,834
Distribution fees payable	5,567
Transfer agency fees payable	924
Fund accounting fees payable	772
Compliance services fees payable	111
Other accrued expenses	8,250
TOTAL LIABILITIES	138,277
NET ASSETS	$17,288,935
NET ASSETS CONSIST OF:
Capital	$12,687,382
Total distributable earnings (loss)	4,601,553
NET ASSETS	$17,288,935
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	361,424
Net Asset Value (offering and redemption price per share)	$47.84

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$214,296
Interest	330
Income from securities lending	102
TOTAL INVESTMENT INCOME	214,728
EXPENSES:
Advisory fees	63,198
Management services fees	8,426
Administration fees	6,706
Transfer agency fees	5,179
Administrative services fees	25,633
Distribution fees	21,066
Custody fees	1,590
Fund accounting fees	4,441
Trustee fees	239
Compliance services fees	111
Other fees	9,346
Total Gross Expenses before reductions	145,935
Expenses reduced and reimbursed by the Advisor	(4,371)
TOTAL NET EXPENSES	141,564
NET INVESTMENT INCOME (LOSS)	73,164
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	63,096
Change in net unrealized appreciation/depreciation on investment securities	2,267,434
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,330,530
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,403,694

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 127

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$73,164	$150,372
Net realized gains (losses) on investments	63,096	1,776,026
Change in net unrealized appreciation/depreciation on investments	2,267,434	(3,851,843)
Change in net assets resulting from operations	2,403,694	(1,925,445)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(160,481)
Change in net assets resulting from distributions	—	(160,481)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,730,710	14,830,245
Distributions reinvested	—	160,481
Value of shares redeemed	(6,239,313)	(17,961,083)
Change in net assets resulting from capital transactions	(508,603)	(2,970,357)
Change in net assets	1,895,091	(5,056,283)
NET ASSETS:
Beginning of period	15,393,844	20,450,127
End of period	$17,288,935	$15,393,844
SHARE TRANSACTIONS:
Issued	128,335	326,932
Reinvested	—	3,551
Redeemed	(139,434)	(396,590)
Change in shares	(11,099)	(66,107)

See accompanying notes to financial statements.

128 :: ProFund VP Large-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$41.32	$46.62	$41.52	$36.40	$38.58	$35.13
Investment Activities:
Net investment income (loss)(a)	0.20	0.38	0.35	0.38	0.36	0.29
Net realized and unrealized gains (losses) on investments	6.32	(5.29)	5.21	5.20	(2.17)	3.38
Total income (loss) from investment activities	6.52	(4.91)	5.56	5.58	(1.81)	3.67
Distributions to Shareholders From:
Net investment income	—	(0.39)	(0.46)	(0.46)	(0.37)	(0.22)
Net Asset Value, End of Period	$47.84	$41.32	$46.62	$41.52	$36.40	$38.58
Total Return(b)	15.78%	(10.63)%	13.43%	15.43%	(4.73)%	10.47%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%	1.70%	1.68%	1.69%	1.70%	1.77%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.87%	0.84%	0.81%	1.01%	0.96%	0.80%
Supplemental Data:
Net assets, end of period (000’s)	$17,289	$15,394	$20,450	$25,426	$18,354	$33,674
Portfolio turnover rate(b)(d)	35%	116%	72%	138%	85%	126%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 129

Investment Objective: The ProFund VP Mid-Cap seeks investment results that before fees and expenses, correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	28%
Swap Agreements	72%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® Index — Composition

% of Index
Financials	17%
Industrials	16%
Information Technology	15%
Consumer Discretionary	12%
Real Estate	10%
Health Care	10%
Materials	6%
Utilities	5%
Energy	3%
Consumer Staples	3%
Communication Services	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (96.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $7,934,512	$7,933,000	$7,933,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,933,000)		7,933,000
TOTAL INVESTMENT SECURITIES (Cost $7,933,000)—96.4%		7,933,000
Net other assets (liabilities)—3.6%		293,052
NET ASSETS—100.0%		$8,226,052

(a)     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $1,029,000.

(b)     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	12	9/23/19	$2,343,360	$58,176

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/29/19	2.82%	$3,553,563	$41,013
S&P MidCap 400	UBS AG	7/29/19	2.82%	2,330,854	27,936
				$5,884,417	$68,949

(1)     Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)     Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

130 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$7,933,000
Repurchase agreements, at value	7,933,000
Total Investment Securities, at value	7,933,000
Cash	216
Segregated cash balances for futures contracts with brokers	112,200
Interest receivable	1,512
Unrealized appreciation on swap agreements	68,949
Receivable for capital shares issued	122,224
Variation margin on futures contracts	30,720
Prepaid expenses	1,001
TOTAL ASSETS	8,269,822
LIABILITIES:
Payable for capital shares redeemed	3,760
Advisory fees payable	5,483
Management services fees payable	731
Administration fees payable	647
Administrative services fees payable	9,260
Distribution fees payable	10,132
Transfer agency fees payable	497
Fund accounting fees payable	361
Compliance services fees payable	96
Other accrued expenses	12,803
TOTAL LIABILITIES	43,770
NET ASSETS	$8,226,052
NET ASSETS CONSIST OF:
Capital	$7,098,361
Total distributable earnings (loss)	1,127,691
NET ASSETS	$8,226,052
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	363,501
Net Asset Value (offering and redemption price per share)	$22.63

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$214,396
EXPENSES:
Advisory fees	69,545
Management services fees	9,273
Administration fees	8,096
Transfer agency fees	6,355
Administrative services fees	20,644
Distribution fees	23,182
Custody fees	1,621
Fund accounting fees	4,718
Trustee fees	305
Compliance services fees	96
Other fees	9,014
TOTAL NET EXPENSES	152,849
NET INVESTMENT INCOME (LOSS)	61,547
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	197,935
Net realized gains (losses) on swap agreements	1,828,042
Change in net unrealized appreciation/depreciation on futures contracts	269,712
Change in net unrealized appreciation/depreciation on swap agreements	21,162
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,316,851
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,378,398

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 131

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$61,547	$15,907
Net realized gains (losses) on investments	2,025,977	(1,012,345)
Change in net unrealized appreciation/depreciation on investments	290,874	(226,704)
Change in net assets resulting from operations	2,378,398	(1,223,142)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,878,164)
Change in net assets resulting from distributions	—	(2,878,164)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,519,466	29,592,679
Distributions reinvested	—	2,878,164
Value of shares redeemed	(20,710,611)	(46,124,087)
Change in net assets resulting from capital transactions	(15,191,145)	(13,653,244)
Change in net assets	(12,812,747)	(17,754,550)
NET ASSETS:
Beginning of period	21,038,799	38,793,349
End of period	$8,226,052	$21,038,799
SHARE TRANSACTIONS:
Issued	251,857	1,332,986
Reinvested	—	123,952
Redeemed	(974,562)	(1,687,091)
Change in shares	(722,705)	(230,153)

See accompanying notes to financial statements.

132 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$19.37	$29.47		$34.24	$29.46	$31.48	$34.21
Investment Activities:
Net investment income (loss)(a)	0.07	0.02		(0.33)	(0.44)	(0.52)	(0.54)
Net realized and unrealized gains (losses) on investments	3.19	(2.56)		4.53	5.77	(0.83)	2.88
Total income (loss) from investment activities	3.26	(2.54)		4.20	5.33	(1.35)	2.34
Distributions to Shareholders From:
Net realized gains on investments	—	(7.56)		(8.97)	(0.55)	(0.67)	(5.07)
Net Asset Value, End of Period	$22.63	$19.37		$29.47	$34.24	$29.46	$31.48
Total Return(b)	16.83%	(12.86	)%(c)	13.43%	18.19%	(4.45)%	7.65%
Ratios to Average Net Assets:
Gross expenses(d)	1.65%	1.52%		1.66%	1.68%	1.76%	1.68%
Net expenses(d)	1.65%	1.49	%(c)	1.66%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.66%	0.08	%(c)	(0.96)%	(1.42)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$8,226	$21,039		$38,793	$44,946	$30,118	$25,389
Portfolio turnover rate(e)	—	—		—	—	—	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.52% and 0.05%, respectively, and the total return would have been (12.94)%.

(d)   Annualized for periods less than one year.

(e)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 133

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
IDEX Corp.	1.5%
STERIS PLC	1.4%
Leidos Holdings, Inc.	1.3%
Domino’s Pizza, Inc.	1.3%
Trimble Navigation, Ltd.	1.3%

S&P MidCap 400® Growth Index — Composition

% of Index
Information Technology	21%
Health Care	15%
Industrials	14%
Consumer Discretionary	13%
Real Estate	11%
Financials	10%
Materials	4%
Utilities	4%
Communication Services	3%
Energy	3%
Consumer Staples	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	828	$50,847
ACI Worldwide, Inc.* (Software)	2,554	87,704
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,307	58,880
Allegheny Technologies, Inc.* (Metals & Mining)	2,911	73,357
AMC Networks, Inc.*—Class A (Media)	513	27,953
Amedisys, Inc.* (Health Care Providers & Services)	674	81,830
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,171	146,373
Apergy Corp.* (Energy Equipment & Services)	912	30,588
AptarGroup, Inc. (Containers & Packaging)	803	99,845
Aqua America, Inc. (Water Utilities)	2,293	94,861
ASGN, Inc.* (Professional Services)	1,220	73,932
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	1,097	47,840
Axon Enterprise, Inc.* (Aerospace & Defense)	1,366	87,711
BancorpSouth Bank (Banks)	1,019	29,592
Bank of Hawaii Corp. (Banks)	445	36,895
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	463	144,729
Bio-Techne Corp. (Life Sciences Tools & Services)	875	182,428
Black Hills Corp. (Multi-Utilities)	1,255	98,104
Blackbaud, Inc. (Software)	705	58,868
Brinker International, Inc. (Hotels, Restaurants & Leisure)	867	34,116
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,372	60,291
Brown & Brown, Inc. (Insurance)	5,408	181,168
Cable One, Inc. (Media)	71	83,140
Cabot Corp. (Chemicals)	756	36,069
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	5,265	34,696
Camden Property Trust (Equity Real Estate Investment Trusts)	1,318	137,586
Cantel Medical Corp. (Health Care Equipment & Supplies)	394	31,772
Carlisle Cos., Inc. (Industrial Conglomerates)	844	118,506
Cars.com, Inc.* (Interactive Media & Services)	693	13,666
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	533	51,989
Catalent, Inc.* (Pharmaceuticals)	1,919	104,029
CDK Global, Inc. (Software)	1,152	56,955
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	631	89,539
Chemed Corp. (Health Care Providers & Services)	368	132,789
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	11,834	23,076
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	817	94,012
Ciena Corp.* (Communications Equipment)	3,306	135,975
Cinemark Holdings, Inc. (Entertainment)	1,107	39,963
Clean Harbors, Inc.* (Commercial Services & Supplies)	682	48,490
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,515	33,005
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,940	93,081
Commerce Bancshares, Inc. (Banks)	1,454	86,746
CommVault Systems, Inc.* (Software)	886	43,963
Core Laboratories N.V. (Energy Equipment & Services)(a)	573	29,956
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,319	27,382
CoreLogic, Inc.* (IT Services)	1,864	77,971
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	512	58,967
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,644	59,463
Covetrus, Inc.* (Health Care Providers & Services)	998	24,411

See accompanying notes to financial statements.

134 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	305	$52,073
Crane Co. (Machinery)	694	57,907
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,431	136,574
Curtiss-Wright Corp. (Aerospace & Defense)	988	125,604
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	8,454	188,017
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,615	150,938
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	674	118,604
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	950	264,366
Donaldson Co., Inc. (Machinery)	1,915	97,397
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,943	77,409
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,127	89,777
Eagle Materials, Inc. (Construction Materials)	520	48,204
East West Bancorp, Inc. (Banks)	1,681	78,620
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	849	98,467
Eaton Vance Corp. (Capital Markets)	1,607	69,310
Edgewell Personal Care Co.* (Personal Products)	612	16,493
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	1,503	69,243
Encompass Health Corp. (Health Care Providers & Services)	2,284	144,714
Energizer Holdings, Inc. (Household Products)	749	28,941
EnerSys (Electrical Equipment)	664	45,484
Ensco Rowan PLC—Class A (Energy Equipment & Services)	4,548	38,795
EPR Properties (Equity Real Estate Investment Trusts)	1,151	85,853
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,712	92,874
Evercore Partners, Inc.—Class A (Capital Markets)	427	37,819
Exelixis, Inc.* (Biotechnology)	3,554	75,949
F.N.B. Corp. (Banks)	3,450	40,607
FactSet Research Systems, Inc. (Capital Markets)	883	253,032
Fair Isaac Corp.* (Software)	670	210,393
Federated Investors, Inc.—Class B (Capital Markets)	1,066	34,645
First Financial Bankshares, Inc. (Banks)	3,135	96,527
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,899	69,769
Five Below, Inc.* (Specialty Retail)	1,293	155,187
Flowers Foods, Inc. (Food Products)	2,124	49,425
GATX Corp. (Trading Companies & Distributors)	368	29,179
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	652	65,200
Gentex Corp. (Auto Components)	4,310	106,069
Genworth Financial, Inc.*—Class A (Insurance)	5,231	19,407
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	1,769	74,829
Graco, Inc. (Machinery)	2,270	113,909
Green Dot Corp.*—Class A (Consumer Finance)	1,105	54,035
Greif, Inc.—Class A (Containers & Packaging)	273	8,886
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,183	142,362
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,233	53,697
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,760	55,123
Healthcare Services Group, Inc. (Commercial Services & Supplies)	941	28,531
HealthEquity, Inc.* (Health Care Providers & Services)	1,260	82,404
Helen of Troy, Ltd.* (Household Durables)	578	75,481
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,150	47,495
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,542	161,324
Home BancShares, Inc. (Banks)	1,606	30,932
Hubbell, Inc. (Electrical Equipment)	768	100,147
ICU Medical, Inc.* (Health Care Equipment & Supplies)	385	96,985
IDACORP, Inc. (Electric Utilities)	664	66,686
IDEX Corp. (Machinery)	1,749	301,072
Ingevity Corp.* (Chemicals)	551	57,949
Inogen, Inc.* (Health Care Equipment & Supplies)	233	15,555
Insperity, Inc. (Professional Services)	868	106,018
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,640	91,594
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,179	63,902
InterDigital, Inc. (Communications Equipment)	433	27,885
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	265	11,896
ITT, Inc. (Machinery)	2,028	132,793
j2 Global, Inc. (Software)	1,074	95,468
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	375	30,521
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,952	76,792
John Wiley & Sons, Inc.—Class A (Media)	666	30,543
KBR, Inc. (Construction & Engineering)	1,536	38,308
Kemper Corp. (Insurance)	621	53,586
Kennametal, Inc. (Machinery)	1,903	70,392
Kirby Corp.* (Marine)	560	44,240
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,166	94,108
Lancaster Colony Corp. (Food Products)	451	67,019
Landstar System, Inc. (Road & Rail)	594	64,146
Leidos Holdings, Inc. (IT Services)	3,332	266,060
LendingTree, Inc.* (Thrifts & Mortgage Finance)	173	72,665
Lennox International, Inc. (Building Products)	815	224,125
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,884	94,275
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,077	102,401
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	453	51,710
Lincoln Electric Holdings, Inc. (Machinery)	769	63,304
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	571	101,016

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 135

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	1,117	$80,379
Live Nation Entertainment, Inc.* (Entertainment)	3,227	213,788
LiveRamp Holdings, Inc.* (IT Services)	1,593	77,229
Louisiana-Pacific Corp. (Paper & Forest Products)	1,225	32,120
Lumentum Holdings, Inc.* (Communications Equipment)	917	48,977
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,356	31,581
Mallinckrodt PLC* (Pharmaceuticals)	1,935	17,763
Manhattan Associates, Inc.* (Software)	1,030	71,410
Masimo Corp.* (Health Care Equipment & Supplies)	1,134	168,762
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,533	30,476
Mattel, Inc.* (Leisure Products)(a)	3,909	43,820
MAXIMUS, Inc. (IT Services)	1,475	106,997
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	9,111	158,896
Medidata Solutions, Inc.* (Health Care Technology)	863	78,110
Mercury General Corp. (Insurance)	288	18,000
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,446	206,981
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	915	124,239
MSA Safety, Inc. (Commercial Services & Supplies)	813	85,682
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	550	40,843
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,770	92,930
National Fuel Gas Co. (Gas Utilities)	1,993	105,131
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,589	108,712
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,759	199,265
NewMarket Corp. (Chemicals)	134	53,726
Nordson Corp. (Machinery)	514	72,633
NorthWestern Corp. (Multi-Utilities)	676	48,773
NOW, Inc.* (Trading Companies & Distributors)	1,130	16,679
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,199	70,189
NVR, Inc.* (Household Durables)	47	158,402
OGE Energy Corp. (Electric Utilities)	2,589	110,188
Old Dominion Freight Line, Inc. (Road & Rail)	1,002	149,559
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,203	104,793
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,956	182,133
ONE Gas, Inc. (Gas Utilities)	633	57,160
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	266	11,896
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,273	39,845
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,417	39,931
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,427	27,484
Plantronics, Inc. (Communications Equipment)	440	16,298
Pool Corp. (Distributors)	918	175,338
Post Holdings, Inc.* (Food Products)	1,541	160,219
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,365	135,340
Primerica, Inc. (Insurance)	978	117,311
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	264	44,492
PTC, Inc.* (Software)	2,392	214,707
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,498	39,751
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,766	53,510
Regal Beloit Corp. (Electrical Equipment)	515	42,081
Royal Gold, Inc. (Metals & Mining)	969	99,313
RPM International, Inc. (Chemicals)	3,028	185,040
Sabre Corp. (IT Services)	6,346	140,881
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,754	23,398
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,288	25,528
SEI Investments Co. (Capital Markets)	1,628	91,331
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,540	73,997
Sensient Technologies Corp. (Chemicals)	459	33,727
Service Corp. International (Diversified Consumer Services)	4,211	196,990
Signature Bank (Banks)	764	92,322
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,001	103,503
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	778	38,651
SLM Corp. (Consumer Finance)	9,986	97,063
Sotheby’s*—Class A (Diversified Consumer Services)	359	20,869
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,750	18,170
Spire, Inc. (Gas Utilities)	516	43,303
STERIS PLC (Health Care Equipment & Supplies)	1,953	290,764
Sterling Bancorp (Banks)	2,419	51,476
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	445	12,967
Syneos Health, Inc.* (Life Sciences Tools & Services)	820	41,894
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	912	14,784
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	833	34,011
Teledyne Technologies, Inc.* (Aerospace & Defense)	411	112,561
Tempur Sealy International, Inc.* (Household Durables)	595	43,655
Tenet Healthcare Corp.* (Health Care Providers & Services)	868	17,933
Teradata Corp.* (IT Services)	2,705	96,974
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,455	117,619
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,003	53,831

See accompanying notes to financial statements.

136 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
The Boston Beer Co., Inc.*—Class A (Beverages)	202	$76,308
The Brink’s Co. (Commercial Services & Supplies)	611	49,601
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	480	20,986
The Chemours Co. (Chemicals)	3,787	90,888
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,175	24,687
The Hanover Insurance Group, Inc. (Insurance)	394	50,550
The New York Times Co.—Class A (Media)	3,282	107,059
The Scotts Miracle-Gro Co.—Class A (Chemicals)	583	57,426
The Toro Co. (Machinery)	1,500	100,350
The Wendy’s Co. (Hotels, Restaurants & Leisure)	4,210	82,432
Tootsie Roll Industries, Inc. (Food Products)	437	16,138
Transocean, Ltd.* (Energy Equipment & Services)	5,394	34,576
Trex Co., Inc.* (Building Products)	879	63,024
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	5,814	262,269
Tupperware Brands Corp. (Household Durables)	381	7,250
Tyler Technologies, Inc.* (Software)	886	191,394
UGI Corp. (Gas Utilities)	4,025	214,974
UMB Financial Corp. (Banks)	1,021	67,202
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,253	40,404
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	648	121,863
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,390	24,089
Urban Outfitters, Inc.* (Specialty Retail)	1,583	36,013
Valvoline, Inc. (Chemicals)	1,825	35,642
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,742	89,852
ViaSat, Inc.* (Communications Equipment)	658	53,180
Weight Watchers International, Inc.* (Diversified Consumer Services)	897	17,133
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,630	44,695
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,697	212,380
WEX, Inc.* (IT Services)	999	207,892
Williams-Sonoma, Inc. (Specialty Retail)	947	61,555
Woodward, Inc. (Machinery)	1,292	146,203
World Wrestling Entertainment, Inc.—Class A (Entertainment)	1,008	72,788
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,406	61,723
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,247	125,248
XPO Logistics, Inc.* (Air Freight & Logistics)	892	51,567
Yelp, Inc.* (Interactive Media & Services)	1,642	56,124
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,247	261,234
TOTAL COMMON STOCKS (Cost $14,427,883)		20,309,933

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $39,007	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	72,327	$72,327
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	52,511	52,511
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $124,838)		124,838
TOTAL INVESTMENT SECURITIES (Cost $14,591,721)—100.8%		20,473,771
Net other assets (liabilities)—(0.8)%		(166,257)
NET ASSETS—100.0%		$20,307,514

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $125,173.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$325,876	1.6%
Air Freight & Logistics	51,567	0.3%
Auto Components	106,069	0.5%
Banks	610,919	3.0%
Beverages	76,308	0.4%
Biotechnology	127,659	0.6%
Building Products	287,149	1.4%
Capital Markets	550,039	2.7%
Chemicals	550,467	2.7%
Commercial Services & Supplies	212,304	1.0%
Communications Equipment	282,315	1.4%
Construction & Engineering	38,308	0.2%
Construction Materials	48,204	0.2%
Consumer Finance	151,098	0.7%
Containers & Packaging	108,731	0.5%
Distributors	175,338	0.9%
Diversified Consumer Services	293,872	1.4%
Electric Utilities	230,571	1.1%
Electrical Equipment	187,712	0.9%
Electronic Equipment, Instruments & Components	826,312	4.1%
Energy Equipment & Services	133,915	0.7%
Entertainment	326,539	1.7%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 137

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$2,335,170	11.5%
Food Products	292,801	1.4%
Gas Utilities	420,568	2.1%
Health Care Equipment & Supplies	1,484,735	7.4%
Health Care Providers & Services	691,062	3.4%
Health Care Technology	78,110	0.4%
Hotels, Restaurants & Leisure	1,093,783	5.5%
Household Durables	284,788	1.4%
Household Products	28,941	0.1%
Industrial Conglomerates	118,506	0.6%
Insurance	440,022	2.2%
Interactive Media & Services	69,790	0.3%
IT Services	974,004	4.7%
Leisure Products	43,820	0.2%
Life Sciences Tools & Services	593,930	2.9%
Machinery	1,155,960	5.7%
Marine	44,240	0.2%
Media	248,695	1.2%
Metals & Mining	172,670	0.9%
Multiline Retail	104,793	0.5%
Multi-Utilities	146,877	0.7%
Oil, Gas & Consumable Fuels	404,823	2.0%
Paper & Forest Products	32,120	0.2%
Personal Products	16,493	0.1%
Pharmaceuticals	121,792	0.6%
Professional Services	179,950	0.9%
Road & Rail	278,905	1.4%
Semiconductors & Semiconductor Equipment	968,631	4.8%
Software	1,030,862	5.0%
Specialty Retail	327,000	1.6%
Textiles, Apparel & Luxury Goods	170,593	0.8%
Thrifts & Mortgage Finance	72,665	0.4%
Trading Companies & Distributors	86,701	0.4%
Water Utilities	94,861	0.5%
Other**	(2,419)	NM
Total	$20,307,514	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

138 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$14,591,721
Securities, at value	20,434,771
Repurchase agreements, at value	39,000
Total Investment Securities, at value	20,473,771
Cash	627
Dividends and interest receivable	16,612
Receivable for capital shares issued	22,026
Receivable for investments sold	276,704
Prepaid expenses	1,016
TOTAL ASSETS	20,790,756
LIABILITIES:
Payable for investments purchased	317,047
Payable for capital shares redeemed	320
Payable for collateral for securities loaned	124,838
Advisory fees payable	11,395
Management services fees payable	1,519
Administration fees payable	1,422
Administrative services fees payable	6,907
Distribution fees payable	5,913
Transfer agency fees payable	1,093
Fund accounting fees payable	858
Compliance services fees payable	136
Other accrued expenses	11,794
TOTAL LIABILITIES	483,242
NET ASSETS	$20,307,514
NET ASSETS CONSIST OF:
Capital	$13,280,936
Total distributable earnings (loss)	7,026,578
NET ASSETS	$20,307,514
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	446,548
Net Asset Value (offering and redemption price per share)	$45.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$144,713
Interest	366
Foreign tax withholding	(100)
Income from securities lending	143
TOTAL INVESTMENT INCOME	145,122
EXPENSES:
Advisory fees	74,638
Management services fees	9,952
Administration fees	8,630
Transfer agency fees	6,673
Administrative services fees	32,755
Distribution fees	24,879
Custody fees	2,011
Fund accounting fees	5,363
Trustee fees	296
Compliance services fees	136
Other fees	10,600
Total Gross Expenses before reductions	175,933
Expenses reduced and reimbursed by the Advisor	(8,745)
TOTAL NET EXPENSES	167,188
NET INVESTMENT INCOME (LOSS)	(22,066)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	310,490
Change in net unrealized appreciation/depreciation on investment securities	2,546,280
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,856,770
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,834,704

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 139

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(22,066)	$(116,124)
Net realized gains (losses) on investments	310,490	1,685,720
Change in net unrealized appreciation/depreciation on investments	2,546,280	(3,892,500)
Change in net assets resulting from operations	2,834,704	(2,322,904)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,401,018)
Change in net assets resulting from distributions	—	(2,401,018)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,633,155	21,926,159
Distributions reinvested	—	2,401,018
Value of shares redeemed	(16,763,519)	(27,589,984)
Change in net assets resulting from capital transactions	2,869,636	(3,262,807)
Change in net assets	5,704,340	(7,986,729)
NET ASSETS:
Beginning of period	14,603,174	22,589,903
End of period	$20,307,514	$14,603,174
SHARE TRANSACTIONS:
Issued	448,202	474,390
Reinvested	—	51,557
Redeemed	(380,880)	(620,909)
Change in shares	67,322	(94,962)

See accompanying notes to financial statements.

140 :: ProFund VP Mid-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$38.51	$47.64	$44.26	$41.33	$48.21	$50.03
Investment Activities:
Net investment income (loss)(a)	(0.05)	(0.23)	(0.23)	(0.19)	(0.22)	(0.31)
Net realized and unrealized gains (losses) on investments	7.02	(4.76)	8.08	5.47	0.63	3.01
Total income (loss) from investment activities	6.97	(4.99)	7.85	5.28	0.41	2.70
Distributions to Shareholders From:
Net realized gains on investments	—	(4.14)	(4.47)	(2.35)	(7.29)	(4.52)
Net Asset Value, End of Period	$45.48	$38.51	$47.64	$44.26	$41.33	$48.21
Total Return(b)	18.10%	(11.98)%	18.31%	12.87%	0.28%	5.89%
Ratios to Average Net Assets:
Gross expenses(c)	1.77%	1.70%	1.69%	1.69%	1.70%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.22)%	(0.48)%	(0.49)%	(0.45)%	(0.49)%	(0.65)%
Supplemental Data:
Net assets, end of period (000’s)	$20,308	$14,603	$22,590	$21,492	$26,732	$25,203
Portfolio turnover rate(b)(d)	72%	131%	88%	171%	215%	159%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 141

Investment Objective: The ProFunds VP Mid-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P MidCap 400® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alleghany Corp.	1.2%
Reinsurance Group of America, Inc.	1.2%
W.R. Berkley Corp.	1.1%
RenaissanceRe Holdings, Ltd.	0.9%
Kilroy Realty Corp.	0.9%

S&P MidCap 400® Value Index — Composition

% of Index
Financials	24%
Industrials	18%
Consumer Discretionary	12%
Information Technology	11%
Real Estate	9%
Materials	8%
Utilities	5%
Health Care	4%
Energy	4%
Consumer Staples	3%
Communication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	552	$33,898
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,540	53,822
Acuity Brands, Inc. (Electrical Equipment)	693	95,572
Adient PLC (Auto Components)	1,510	36,648
AECOM Technology Corp.* (Construction & Engineering)	2,732	103,407
AGCO Corp. (Machinery)	1,120	86,878
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,177	27,189
Alleghany Corp.* (Insurance)	251	170,958
ALLETE, Inc. (Electric Utilities)	896	74,555
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,890	33,611
AMC Networks, Inc.*—Class A (Media)	401	21,850
American Eagle Outfitters, Inc. (Specialty Retail)	2,841	48,012
American Financial Group, Inc. (Insurance)	1,230	126,038
Apergy Corp.* (Energy Equipment & Services)	658	22,069
AptarGroup, Inc. (Containers & Packaging)	494	61,424
Aqua America, Inc. (Water Utilities)	2,023	83,692
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,471	104,839
Ashland Global Holdings, Inc. (Chemicals)	1,089	87,088
Associated Banc-Corp. (Banks)	2,846	60,164
AutoNation, Inc.* (Specialty Retail)	991	41,563
Avis Budget Group, Inc.* (Road & Rail)	1,107	38,922
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,846	83,568
BancorpSouth Bank (Banks)	830	24,103
Bank of Hawaii Corp. (Banks)	377	31,257
Bank OZK (Banks)	2,099	63,159
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	2,294	26,656
Belden, Inc. (Electronic Equipment, Instruments & Components)	685	40,805
Blackbaud, Inc. (Software)	325	27,138
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,387	37,366
Brighthouse Financial, Inc.* (Insurance)	2,011	73,784
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,639	47,185
Brunswick Corp. (Leisure Products)	1,512	69,386
Cable One, Inc. (Media)	33	38,643
Cabot Corp. (Chemicals)	447	21,326
CACI International, Inc.*—Class A (IT Services)	432	88,383
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	10,162	120,115
Camden Property Trust (Equity Real Estate Investment Trusts)	688	71,820
Cantel Medical Corp. (Health Care Equipment & Supplies)	334	26,934
Carlisle Cos., Inc. (Industrial Conglomerates)	357	50,126
Carpenter Technology Corp. (Metals & Mining)	823	39,488
Cars.com, Inc.* (Interactive Media & Services)	543	10,708
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	385	37,553
Casey’s General Stores, Inc. (Food & Staples Retailing)	636	99,209
Catalent, Inc.* (Pharmaceuticals)	1,088	58,981
Cathay General Bancorp, Inc. (Banks)	1,326	47,617
CDK Global, Inc. (Software)	1,246	61,602
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	372	52,787
Chemical Financial Corp. (Banks)	1,242	51,059
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	9,259	18,055
Cinemark Holdings, Inc. (Entertainment)	1,018	36,750

See accompanying notes to financial statements.

142 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,009	$44,093
Clean Harbors, Inc.* (Commercial Services & Supplies)	371	26,378
CNO Financial Group, Inc. (Insurance)	2,778	46,337
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,518	72,834
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	420	57,275
Colfax Corp.* (Machinery)	1,653	46,334
Commerce Bancshares, Inc. (Banks)	615	36,691
Commercial Metals Co. (Metals & Mining)	2,048	36,557
Compass Minerals International, Inc. (Metals & Mining)	588	32,311
Core Laboratories N.V. (Energy Equipment & Services)	339	17,723
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,075	22,317
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	256	29,484
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,943	51,237
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,287	46,551
Covetrus, Inc.* (Health Care Providers & Services)	917	22,430
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	188	32,097
Crane Co. (Machinery)	362	30,205
Cullen/Frost Bankers, Inc. (Banks)	1,096	102,650
Dana Holding Corp. (Auto Components)	2,499	49,830
Delphi Technologies PLC (Auto Components)	1,527	30,540
Deluxe Corp. (Commercial Services & Supplies)	758	30,820
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,173	40,621
Dillard’s, Inc.—Class A (Multiline Retail)(a)	309	19,245
Domtar Corp. (Paper & Forest Products)	1,096	48,805
Donaldson Co., Inc. (Machinery)	775	39,417
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,348	53,704
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	588	46,840
Dycom Industries, Inc.* (Construction & Engineering)	547	32,202
Eagle Materials, Inc. (Construction Materials)	375	34,763
East West Bancorp, Inc. (Banks)	1,264	59,117
Eaton Vance Corp. (Capital Markets)	772	33,296
Edgewell Personal Care Co.* (Personal Products)	479	12,909
EMCOR Group, Inc. (Construction & Engineering)	974	85,809
Energizer Holdings, Inc. (Household Products)	541	20,904
EnerSys (Electrical Equipment)	246	16,851
EPR Properties (Equity Real Estate Investment Trusts)	446	33,267
EQT Corp. (Oil, Gas & Consumable Fuels)	4,437	70,149
Evercore Partners, Inc.—Class A (Capital Markets)	392	34,719
Exelixis, Inc.* (Biotechnology)	2,568	54,878
F.N.B. Corp. (Banks)	3,045	35,840
Federated Investors, Inc.—Class B (Capital Markets)	868	28,210
First American Financial Corp. (Insurance)	1,946	104,500
First Horizon National Corp. (Banks)	5,476	81,757
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	769	28,253
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,317	86,501
Flowers Foods, Inc. (Food Products)	1,597	37,162
Fluor Corp. (Construction & Engineering)	2,430	81,867
Fulton Financial Corp. (Banks)	2,931	47,980
GATX Corp. (Trading Companies & Distributors)	352	27,910
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	491	49,100
Gentex Corp. (Auto Components)	1,198	29,483
Genworth Financial, Inc.*—Class A (Insurance)	4,807	17,834
Graco, Inc. (Machinery)	1,185	59,463
Graham Holdings Co.—Class B (Diversified Consumer Services)	76	52,442
Granite Construction, Inc. (Construction & Engineering)	813	39,170
Greif, Inc.—Class A (Containers & Packaging)	251	8,170
Hancock Holding Co. (Banks)	1,488	59,609
Hawaiian Electric Industries, Inc. (Electric Utilities)	965	42,026
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	920	28,814
Healthcare Services Group, Inc. (Commercial Services & Supplies)	579	17,555
Herman Miller, Inc. (Commercial Services & Supplies)	1,021	45,639
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	936	38,657
HNI Corp. (Commercial Services & Supplies)	753	26,641
Home BancShares, Inc. (Banks)	1,476	28,428
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,855	71,375
Hubbell, Inc. (Electrical Equipment)	369	48,118
IDACORP, Inc. (Electric Utilities)	376	37,762
Ingevity Corp.* (Chemicals)	312	32,813
Ingredion, Inc. (Food Products)	1,158	95,523
Inogen, Inc.* (Health Care Equipment & Supplies)	137	9,146
Interactive Brokers Group, Inc.—Class A (Capital Markets)	417	22,601
InterDigital, Inc. (Communications Equipment)	226	14,554
International Bancshares Corp. (Banks)	946	35,674
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	215	9,651
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,416	76,346
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	166	13,511
Janus Henderson Group PLC (Capital Markets)	2,846	60,905
JBG Smith Properties (Equity Real Estate Investment Trusts)	629	24,745
JetBlue Airways Corp.* (Airlines)	5,226	96,629
John Wiley & Sons, Inc.—Class A (Media)	282	12,933

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 143

Common Stocks, continued

	Shares	Value
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	794	$111,708
KB Home (Household Durables)	1,468	37,772
KBR, Inc. (Construction & Engineering)	1,302	32,472
Kemper Corp. (Insurance)	619	53,414
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,753	129,389
Kirby Corp.* (Marine)	515	40,685
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,164	71,066
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	609	49,152
Landstar System, Inc. (Road & Rail)	251	27,105
Legg Mason, Inc. (Capital Markets)	1,504	57,573
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,159	57,996
Lincoln Electric Holdings, Inc. (Machinery)	513	42,230
LogMeIn, Inc. (Software)	865	63,733
Louisiana-Pacific Corp. (Paper & Forest Products)	1,222	32,041
Lumentum Holdings, Inc.* (Communications Equipment)	637	34,022
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	549	12,786
Manhattan Associates, Inc.* (Software)	348	24,127
ManpowerGroup, Inc. (Professional Services)	1,039	100,367
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	677	65,263
MasTec, Inc.* (Construction & Engineering)	1,073	55,292
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	649	12,902
Mattel, Inc.* (Leisure Products)(a)	3,059	34,291
McDermott International, Inc.* (Energy Equipment & Services)	3,154	30,468
MDU Resources Group, Inc. (Multi-Utilities)	3,439	88,726
Medidata Solutions, Inc.* (Health Care Technology)	432	39,100
MEDNAX, Inc.* (Health Care Providers & Services)	1,503	37,921
Mercury General Corp. (Insurance)	254	15,875
Meredith Corp. (Media)	696	38,322
Minerals Technologies, Inc. (Chemicals)	612	32,748
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	944	73,528
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	367	27,253
Murphy USA, Inc.* (Specialty Retail)	519	43,612
Navient Corp. (Consumer Finance)	3,698	50,478
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,085	64,844
NetScout Systems, Inc.* (Communications Equipment)	1,211	30,747
New Jersey Resources Corp. (Gas Utilities)	1,549	77,094
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,115	80,988
NewMarket Corp. (Chemicals)	52	20,849
Nordson Corp. (Machinery)	512	72,351
NorthWestern Corp. (Multi-Utilities)	368	26,551
NOW, Inc.* (Trading Companies & Distributors)	1,038	15,321
Nu Skin Enterprises, Inc.—Class A (Personal Products)	963	47,495
nVent Electric PLC (Electrical Equipment)	2,760	68,420
NVR, Inc.* (Household Durables)	23	77,516
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,697	26,679
Oceaneering International, Inc.* (Energy Equipment & Services)	1,718	35,030
OGE Energy Corp. (Electric Utilities)	1,529	65,074
Old Dominion Freight Line, Inc. (Road & Rail)	371	55,375
Old Republic International Corp. (Insurance)	4,945	110,669
Olin Corp. (Chemicals)	2,863	62,728
ONE Gas, Inc. (Gas Utilities)	439	39,642
Oshkosh Corp. (Machinery)	1,214	101,357
Owens-Illinois, Inc. (Containers & Packaging)	2,695	46,543
PacWest Bancorp (Banks)	2,063	80,106
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	192	8,586
Patterson Cos., Inc. (Health Care Providers & Services)	1,438	32,930
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,621	41,677
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,124	35,181
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,202	33,872
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	777	14,965
Perspecta, Inc. (IT Services)	2,430	56,886
Pinnacle Financial Partners, Inc. (Banks)	1,256	72,195
Plantronics, Inc. (Communications Equipment)	239	8,853
PNM Resources, Inc. (Electric Utilities)	1,383	70,409
Polaris Industries, Inc. (Leisure Products)	997	90,956
PolyOne Corp. (Chemicals)	1,351	42,408
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,174	45,763
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	899	28,480
Prosperity Bancshares, Inc. (Banks)	1,152	76,090
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	149	25,111
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,620	25,268
Rayonier, Inc. (Equity Real Estate Investment Trusts)	923	27,967
Regal Beloit Corp. (Electrical Equipment)	357	29,170
Reinsurance Group of America, Inc. (Insurance)	1,086	169,448
Reliance Steel & Aluminum Co. (Metals & Mining)	1,167	110,421
RenaissanceRe Holdings, Ltd. (Insurance)	767	136,534
Resideo Technologies, Inc.* (Building Products)	2,131	46,712
Royal Gold, Inc. (Metals & Mining)	410	42,021
Ryder System, Inc. (Road & Rail)	925	53,928
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,117	61,374
Sally Beauty Holdings, Inc.* (Specialty Retail)	775	10,339
Sanderson Farms, Inc. (Food Products)	339	46,294
Science Applications International Corp. (IT Services)	884	76,519
SEI Investments Co. (Capital Markets)	1,001	56,156

See accompanying notes to financial statements.

144 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,128	$34,139
Sensient Technologies Corp. (Chemicals)	389	28,584
Signature Bank (Banks)	383	46,282
Signet Jewelers, Ltd. (Specialty Retail)	906	16,199
Silgan Holdings, Inc. (Containers & Packaging)	1,351	41,341
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	659	32,739
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,333	73,466
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,793	22,448
Sonoco Products Co. (Containers & Packaging)	1,737	113,495
Sotheby’s*—Class A (Diversified Consumer Services)	305	17,730
Southwest Gas Corp. (Gas Utilities)	927	83,077
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,074	16,034
Spire, Inc. (Gas Utilities)	493	41,373
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,048	38,687
Steel Dynamics, Inc. (Metals & Mining)	3,859	116,541
Stericycle, Inc.* (Commercial Services & Supplies)	1,486	70,957
Sterling Bancorp (Banks)	1,819	38,708
Stifel Financial Corp. (Capital Markets)	1,229	72,586
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	264	7,693
Syneos Health, Inc.* (Life Sciences Tools & Services)	446	22,786
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	720	70,848
Synovus Financial Corp. (Banks)	2,735	95,724
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	948	15,367
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	435	17,761
TCF Financial Corp. (Banks)	2,851	59,272
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	634	66,316
TEGNA, Inc. (Media)	3,757	56,918
Teledyne Technologies, Inc.* (Aerospace & Defense)	321	87,912
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,632	49,613
Tempur Sealy International, Inc.* (Household Durables)	351	25,753
Tenet Healthcare Corp.* (Health Care Providers & Services)	798	16,487
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,131	54,186
Terex Corp. (Machinery)	1,088	34,163
Texas Capital Bancshares, Inc.* (Banks)	873	53,576
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	406	21,790
The Brink’s Co. (Commercial Services & Supplies)	407	33,040
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	361	15,783
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,221	25,653
The Goodyear Tire & Rubber Co. (Auto Components)	4,037	61,765
The Hain Celestial Group, Inc.* (Food Products)	1,555	34,055
The Hanover Insurance Group, Inc. (Insurance)	410	52,603
The Michaels Cos., Inc.* (Specialty Retail)	1,565	13,616
The Scotts Miracle-Gro Co.—Class A (Chemicals)	246	24,231
The Timken Co. (Machinery)	1,190	61,095
The Toro Co. (Machinery)	721	48,235
Thor Industries, Inc. (Automobiles)	908	53,073
Toll Brothers, Inc. (Household Durables)	2,298	84,152
Transocean, Ltd.* (Energy Equipment & Services)	4,760	30,512
TreeHouse Foods, Inc.* (Food Products)	975	52,748
Trex Co., Inc.* (Building Products)	356	25,525
TRI Pointe Group, Inc.* (Household Durables)	2,469	29,554
Trinity Industries, Inc. (Machinery)	2,254	46,771
Trustmark Corp. (Banks)	1,124	37,373
Tupperware Brands Corp. (Household Durables)	559	10,638
Umpqua Holdings Corp. (Banks)	3,828	63,507
United Bankshares, Inc. (Banks)	1,773	65,761
United States Steel Corp. (Metals & Mining)	2,993	45,822
United Therapeutics Corp.* (Biotechnology)	761	59,404
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	251	47,203
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,045	18,110
Valley National Bancorp (Banks)	5,760	62,093
Valmont Industries, Inc. (Construction & Engineering)	380	48,188
Valvoline, Inc. (Chemicals)	1,895	37,009
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	588	30,329
ViaSat, Inc.* (Communications Equipment)	495	40,006
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,298	37,963
Visteon Corp.* (Auto Components)	491	28,763
W.R. Berkley Corp. (Insurance)	2,512	165,616
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,397	48,797
Watsco, Inc. (Trading Companies & Distributors)	560	91,577
Webster Financial Corp. (Banks)	1,600	76,432
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	852	23,362
Werner Enterprises, Inc. (Road & Rail)	752	23,372
Williams-Sonoma, Inc. (Specialty Retail)	657	42,705
Wintrust Financial Corp. (Banks)	984	71,989
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,168	42,001
Worthington Industries, Inc. (Metals & Mining)	677	27,256
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,892	79,328
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	569	24,979
XPO Logistics, Inc.* (Air Freight & Logistics)	926	53,532
TOTAL COMMON STOCKS (Cost $10,877,763)		14,396,635

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 145

Repurchase Agreements(b) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $53,010	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,000)		53,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	46,134	$46,134
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	33,495	33,495
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $79,629)		79,629
TOTAL INVESTMENT SECURITIES (Cost $11,010,392)—100.6%		14,529,264
Net other assets (liabilities)—(0.6)%		(85,554)
NET ASSETS—100.0%		$14,443,710

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $79,201.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$87,912	0.6%
Air Freight & Logistics	53,532	0.4%
Airlines	96,629	0.7%
Auto Components	237,029	1.6%
Automobiles	53,073	0.4%
Banks	1,664,213	11.5%
Biotechnology	114,282	0.8%
Building Products	72,237	0.5%
Capital Markets	366,046	2.5%
Chemicals	389,784	2.7%
Commercial Services & Supplies	251,030	1.7%
Communications Equipment	128,182	0.9%
Construction & Engineering	478,407	3.3%
Construction Materials	34,763	0.2%
Consumer Finance	50,478	0.3%
Containers & Packaging	270,973	1.9%
Diversified Consumer Services	70,172	0.5%
Electric Utilities	289,826	2.0%
Electrical Equipment	258,131	1.8%
Electronic Equipment, Instruments & Components	610,794	4.3%
Energy Equipment & Services	177,479	1.2%
Entertainment	36,750	0.3%
Equity Real Estate Investment Trusts	1,152,400	8.0%
Food & Staples Retailing	137,896	1.0%
Food Products	265,782	1.9%
Gas Utilities	241,186	1.7%
Health Care Equipment & Supplies	36,080	0.2%
Health Care Providers & Services	163,590	1.2%
Health Care Technology	72,711	0.5%
Hotels, Restaurants & Leisure	443,685	3.1%
Household Durables	265,385	1.8%
Household Products	20,904	0.1%
Industrial Conglomerates	50,126	0.3%
Insurance	1,243,610	8.6%
Interactive Media & Services	10,708	0.1%
IT Services	221,788	1.5%
Leisure Products	194,633	1.3%
Life Sciences Tools & Services	75,573	0.5%
Machinery	668,499	4.7%
Marine	40,685	0.3%
Media	168,666	1.1%
Metals & Mining	450,417	3.1%
Multiline Retail	19,245	0.1%
Multi-Utilities	115,277	0.8%
Oil, Gas & Consumable Fuels	348,045	2.4%
Paper & Forest Products	80,846	0.6%
Personal Products	60,404	0.4%
Pharmaceuticals	87,461	0.6%
Professional Services	100,367	0.7%
Real Estate Management & Development	111,708	0.8%
Road & Rail	318,868	2.2%
Semiconductors & Semiconductor Equipment	343,533	2.4%
Software	176,600	1.2%
Specialty Retail	317,221	2.2%
Technology Hardware, Storage & Peripherals	64,844	0.4%
Textiles, Apparel & Luxury Goods	111,019	0.8%
Thrifts & Mortgage Finance	129,785	0.9%
Trading Companies & Distributors	162,061	1.1%
Water Utilities	83,692	0.6%
Wireless Telecommunication Services	49,613	0.3%
Other**	47,075	0.4%
Total	$14,443,710	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

146 :: ProFund VP Mid-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$11,010,392
Securities, at value	14,476,264
Repurchase agreements, at value	53,000
Total Investment Securities, at value	14,529,264
Cash	533
Dividends and interest receivable	17,001
Receivable for capital shares issued	3,233
Prepaid expenses	729
TOTAL ASSETS	14,550,760
LIABILITIES:
Payable for capital shares redeemed	372
Payable for collateral for securities loaned	79,629
Advisory fees payable	7,778
Management services fees payable	1,037
Administration fees payable	1,022
Administrative services fees payable	5,390
Distribution fees payable	4,856
Transfer agency fees payable	786
Fund accounting fees payable	648
Compliance services fees payable	99
Other accrued expenses	5,433
TOTAL LIABILITIES	107,050
NET ASSETS	$14,443,710
NET ASSETS CONSIST OF:
Capital	$12,458,806
Total distributable earnings (loss)	1,984,904
NET ASSETS	$14,443,710
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	353,564
Net Asset Value (offering and redemption price per share)	$40.85

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$145,028
Interest	391
Foreign tax withholding	(70)
Income from securities lending	150
TOTAL INVESTMENT INCOME	145,499
EXPENSES:
Advisory fees	55,987
Management services fees	7,465
Administration fees	5,806
Transfer agency fees	4,492
Administrative services fees	23,558
Distribution fees	18,662
Custody fees	1,431
Fund accounting fees	3,793
Trustee fees	203
Compliance services fees	99
Other fees	7,783
Total Gross Expenses before reductions	129,279
Expenses reduced and reimbursed by the Advisor	(3,868)
TOTAL NET EXPENSES	125,411
NET INVESTMENT INCOME (LOSS)	20,088
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(28,419)
Change in net unrealized appreciation/depreciation on investment securities	1,853,473
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,825,054
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,845,142

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 147

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,088	$32,646
Net realized gains (losses) on investments	(28,419)	126,018
Change in net unrealized appreciation/depreciation on investments	1,853,473	(2,280,471)
Change in net assets resulting from operations	1,845,142	(2,121,807)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,092,860)
Change in net assets resulting from distributions	—	(2,092,860)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,494,691	12,611,939
Distributions reinvested	—	2,092,860
Value of shares redeemed	(17,881,288)	(15,969,094)
Change in net assets resulting from capital transactions	1,613,403	(1,264,295)
Change in net assets	3,458,545	(5,478,962)
NET ASSETS:
Beginning of period	10,985,165	16,464,127
End of period	$14,443,710	$10,985,165
SHARE TRANSACTIONS:
Issued	485,988	321,665
Reinvested	—	50,092
Redeemed	(444,028)	(413,384)
Change in shares	41,960	(41,627)

See accompanying notes to financial statements.

148 :: ProFund VP Mid-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$35.25	$46.61	$45.02	$36.86	$42.11	$38.26
Investment Activities:
Net investment income (loss)(a)	0.05	0.09	0.03	0.11	0.08	0.04
Net realized and unrealized gains (losses) on investments	5.55	(5.33)	4.63	8.80	(3.35)	3.85
Total income (loss) from investment activities	5.60	(5.24)	4.66	8.91	(3.27)	3.89
Distributions to Shareholders From:
Net investment income	—	(0.05)	(0.15)	(0.08)	(0.05)	(0.04)
Net realized gains on investments	—	(6.07)	(2.92)	(0.67)	(1.93)	—
Total distributions	—	(6.12)	(3.07)	(0.75)	(1.98)	(0.04)
Net Asset Value, End of Period	$40.85	$35.25	$46.61	$45.02	$36.86	$42.11
Total Return(b)	15.91%	(13.29)%	10.61%	24.34%	(8.22)%	10.19%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%	1.71%	1.70%	1.70%	1.71%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.27%	0.21%	0.07%	0.27%	0.20%	0.10%
Supplemental Data:
Net assets, end of period (000’s)	$14,444	$10,985	$16,464	$30,042	$14,777	$19,023
Portfolio turnover rate(b)(d)	116%	127%	66%	181%	183%	189%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 149

Investment Objective: The ProFund VP Nasdaq-100 seeks investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	18%
Swap Agreements	19%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.1%
Amazon.com, Inc.	6.4%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Facebook, Inc.	3.2%

Nasdaq-100® Index — Composition

% of Index
Information Technology	45%
Communication Services	22%
Consumer Discretionary	17%
Health Care	8%
Consumer Staples	6%
Industrials	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (62.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,053	$238,502
Adobe Systems, Inc.* (Software)	3,219	948,478
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,135	216,690
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,479	193,719
Align Technology, Inc.* (Health Care Equipment & Supplies)	528	144,514
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,830	1,981,524
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,086	2,254,778
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,927	5,542,655
American Airlines Group, Inc. (Airlines)	2,935	95,710
Amgen, Inc. (Biotechnology)	4,024	741,542
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,439	275,290
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,352	5,413,508
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,176	277,364
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	483	100,430
Autodesk, Inc.* (Software)	1,452	236,531
Automatic Data Processing, Inc. (IT Services)	2,871	474,662
Baidu, Inc.*ADR (Interactive Media & Services)	1,838	215,708
Biogen, Inc.* (Biotechnology)	1,279	299,120
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,181	101,153
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	286	536,167
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,611	751,602
Cadence Design Systems, Inc.* (Software)	1,854	131,282
Celgene Corp.* (Biotechnology)	4,653	430,123
Cerner Corp. (Health Care Technology)	2,147	157,375
Charter Communications, Inc.*—Class A (Media)	1,474	582,495
Check Point Software Technologies, Ltd.* (Software)	1,004	116,072
Cintas Corp. (Commercial Services & Supplies)	690	163,730
Cisco Systems, Inc. (Communications Equipment)	28,241	1,545,630
Citrix Systems, Inc. (Software)	869	85,284
Cognizant Technology Solutions Corp. (IT Services)	3,756	238,093
Comcast Corp.—Class A (Media)	29,881	1,263,369
Costco Wholesale Corp. (Food & Staples Retailing)	2,902	766,883
CSX Corp. (Road & Rail)	5,338	413,001
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,213	118,592
Dollar Tree, Inc.* (Multiline Retail)	1,567	168,280
eBay, Inc. (Internet & Direct Marketing Retail)	5,750	227,125
Electronic Arts, Inc.* (Entertainment)	1,961	198,571
Expedia, Inc. (Internet & Direct Marketing Retail)	897	119,328
Facebook, Inc.*—Class A (Interactive Media & Services)	14,417	2,782,481
Fastenal Co. (Trading Companies & Distributors)	3,778	123,125
Fiserv, Inc.* (IT Services)	2,589	236,013
Fox Corp.—Class A (Media)	2,276	83,393
Fox Corp.—Class B (Media)	1,732	63,270
Gilead Sciences, Inc. (Biotechnology)	8,389	566,761
Hasbro, Inc. (Leisure Products)	830	87,714
Henry Schein, Inc.* (Health Care Providers & Services)	983	68,712
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	567	156,112
Illumina, Inc.* (Life Sciences Tools & Services)	970	357,106
Incyte Corp.* (Biotechnology)	1,415	120,218
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,535	1,413,840

See accompanying notes to financial statements.

150 :: ProFund VP Nasdaq-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Intuit, Inc. (Software)	1,710	$446,874
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	762	399,707
J.B. Hunt Transport Services, Inc. (Road & Rail)	717	65,541
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,104	184,890
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,066	126,001
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	989	185,774
Liberty Global PLC*—Class A (Media)	1,354	36,544
Liberty Global PLC*—Class C (Media)	3,437	91,184
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	811	146,150
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,197	308,217
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,797	107,497
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	325	198,825
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,570	136,119
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,301	281,746
Microsoft Corp. (Software)	45,552	6,102,147
Mondelez International, Inc.—Class A (Food Products)	9,503	512,212
Monster Beverage Corp.* (Beverages)	3,586	228,894
Mylan N.V.* (Pharmaceuticals)	3,401	64,755
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,629	100,509
Netease.com, Inc.ADR (Entertainment)	481	123,025
Netflix, Inc.* (Entertainment)	2,884	1,059,351
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,018	659,876
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,169	211,716
O’Reilly Automotive, Inc.* (Specialty Retail)	516	190,569
PACCAR, Inc. (Machinery)	2,286	163,815
Paychex, Inc. (IT Services)	2,371	195,110
PayPal Holdings, Inc.* (IT Services)	7,751	887,179
PepsiCo, Inc. (Beverages)	9,248	1,212,690
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,020	610,081
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	711	222,543
Ross Stores, Inc. (Specialty Retail)	2,424	240,267
Sirius XM Holdings, Inc. (Media)	30,395	169,604
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,139	88,011
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,990	669,802
Symantec Corp. (Software)	4,078	88,737
Synopsys, Inc.* (Software)	989	127,274
Take-Two Interactive Software, Inc.* (Entertainment)	742	84,239
Tesla Motors, Inc.* (Automobiles)(a)	1,169	261,225
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,189	710,250
The Kraft Heinz Co. (Food Products)	8,045	249,717
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,636	417,853
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	386	133,900
United Continental Holdings, Inc.* (Airlines)	1,736	151,987
VeriSign, Inc.* (IT Services)	786	164,400
Verisk Analytics, Inc.—Class A (Professional Services)	1,080	158,177
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,690	309,912
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,032	329,769
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,933	91,914
Willis Towers Watson PLC (Insurance)	853	163,384
Workday, Inc.*—Class A (Software)	1,069	219,765
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	710	88,033
Xcel Energy, Inc. (Electric Utilities)	3,395	201,969
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,675	197,516
TOTAL COMMON STOCKS (Cost $14,695,560)		54,400,871

Repurchase Agreements(b)(c) (33.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $28,860,498	$28,855,000	$28,855,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,855,000)		28,855,000

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(d)	133,914	$133,914
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(d)	97,226	97,226
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $231,140)		231,140
TOTAL INVESTMENT SECURITIES (Cost $43,781,700)—96.5%		83,487,011
Net other assets (liabilities)—3.5%		2,994,564
NET ASSETS—100.0%		$86,481,575

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $227,035.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $1,855,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 151

(d)         Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

ADR    American Depositary Receipt

NYS     New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	101	9/23/19	$15,541,375	$391,771

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/29/19	2.92%	$11,127,188	$14,668
Nasdaq-100 Index	UBS AG	7/29/19	3.02%	5,445,596	9,496
				$16,572,784	$24,164

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Airlines	$247,697	0.3%
Automobiles	261,225	0.3%
Beverages	1,441,584	1.6%
Biotechnology	2,985,091	3.4%
Commercial Services & Supplies	163,730	0.2%
Communications Equipment	1,545,630	1.8%
Electric Utilities	201,969	0.2%
Entertainment	1,703,688	2.0%
Food & Staples Retailing	1,096,652	1.3%
Food Products	761,929	0.9%
Health Care Equipment & Supplies	700,333	0.8%
Health Care Providers & Services	68,712	0.1%
Health Care Technology	157,375	0.2%
Hotels, Restaurants & Leisure	1,066,052	1.2%
Insurance	163,384	0.2%
Interactive Media & Services	7,234,491	8.4%
Internet & Direct Marketing Retail	6,927,582	8.0%
IT Services	2,195,457	2.5%
Leisure Products	87,714	0.1%
Life Sciences Tools & Services	357,106	0.4%
Machinery	163,815	0.2%
Media	2,289,859	2.6%
Multiline Retail	168,280	0.2%
Pharmaceuticals	64,755	0.1%
Professional Services	158,177	0.2%
Road & Rail	478,542	0.5%
Semiconductors & Semiconductor Equipment	6,349,803	7.3%
Software	8,502,444	9.8%
Specialty Retail	564,736	0.7%
Technology Hardware, Storage & Peripherals	5,605,931	6.5%
Textiles, Apparel & Luxury Goods	146,150	0.2%
Trading Companies & Distributors	123,125	0.1%
Wireless Telecommunication Services	417,853	0.5%
Other**	32,080,704	37.2%
Total	$86,481,575	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

152 :: ProFund VP Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$43,781,700
Securities, at value	54,632,011
Repurchase agreements, at value	28,855,000
Total Investment Securities, at value	83,487,011
Cash	389
Segregated cash balances for futures contracts with brokers	844,360
Dividends and interest receivable	22,122
Unrealized appreciation on swap agreements	24,164
Receivable for capital shares issued	2,539,499
Variation margin on futures contracts	6,565
Prepaid expenses	1,192
TOTAL ASSETS	86,925,302
LIABILITIES:
Payable for capital shares redeemed	946
Payable for collateral for securities loaned	231,140
Advisory fees payable	50,250
Management services fees payable	6,700
Administration fees payable	5,978
Administrative services fees payable	40,072
Distribution fees payable	41,799
Transfer agency fees payable	4,595
Fund accounting fees payable	3,365
Compliance services fees payable	525
Other accrued expenses	58,357
TOTAL LIABILITIES	443,727
NET ASSETS	$86,481,575
NET ASSETS CONSIST OF:
Capital	$43,017,343
Total distributable earnings (loss)	43,464,232
NET ASSETS	$86,481,575
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,881,323
Net Asset Value (offering and redemption price per share)	$45.97

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$283,166
Interest	302,907
Foreign tax withholding	(162)
Income from securities lending	493
TOTAL INVESTMENT INCOME	586,404
EXPENSES:
Advisory fees	292,794
Management services fees	39,039
Administration fees	33,529
Transfer agency fees	25,879
Administrative services fees	102,384
Distribution fees	97,598
Custody fees	6,083
Fund accounting fees	19,389
Trustee fees	1,157
Compliance services fees	525
Other fees	58,783
Total Gross Expenses before reductions	677,160
Expenses reduced and reimbursed by the Advisor	(9,442)
TOTAL NET EXPENSES	667,718
NET INVESTMENT INCOME (LOSS)	(81,314)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	596,534
Net realized gains (losses) on futures contracts	1,242,401
Net realized gains (losses) on swap agreements	1,728,483
Change in net unrealized appreciation/depreciation on investment securities	8,973,736
Change in net unrealized appreciation/depreciation on futures contracts	1,138,967
Change in net unrealized appreciation/depreciation on swap agreements	(29,144)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,650,977
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$13,569,663

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Nasdaq-100 :: 153

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(81,314)	$(268,035)
Net realized gains (losses) on investments	3,567,418	1,720,154
Change in net unrealized appreciation/depreciation on investments	10,083,559	(2,859,078)
Change in net assets resulting from operations	13,569,663	(1,406,959)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(7,021,293)
Change in net assets resulting from distributions	—	(7,021,293)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	143,120,969	207,924,319
Distributions reinvested	—	7,021,293
Value of shares redeemed	(134,861,790)	(215,772,099)
Change in net assets resulting from capital transactions	8,259,179	(826,487)
Change in net assets	21,828,842	(9,254,739)
NET ASSETS:
Beginning of period	64,652,733	73,907,472
End of period	$86,481,575	$64,652,733
SHARE TRANSACTIONS:
Issued	3,299,632	4,761,214
Reinvested	—	160,707
Redeemed	(3,115,625)	(4,953,805)
Change in shares	184,007	(31,884)

See accompanying notes to financial statements.

154 :: ProFund VP Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$38.09		$42.74		$32.91	$32.56	$34.41	$30.48
Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.15)		(0.26)	(0.26)	(0.33)	(0.30)
Net realized and unrealized gains (losses) on investments	7.92		(0.08)		10.24	1.97	2.74	5.33
Total income (loss) from investment activities	7.88		(0.23)		9.98	1.71	2.41	5.03
Distributions to Shareholders From:
Net realized gains on investments	—		(4.42)		(0.15)	(1.36)	(4.26)	(1.10)
Net Asset Value, End of Period	$45.97		$38.09		$42.74	$32.91	$32.56	$34.41
Total Return(b)	20.69%		(1.87	)%(c)	30.37%	5.26%	7.45%	17.01%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.74%		1.71%	1.73%	1.74%	1.74%
Net expenses(d)	1.71	%(e)	1.67	%(c)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.21)%		(0.34	)%(c)	(0.68)%	(0.82)%	(0.99)%	(0.94)%
Supplemental Data:
Net assets, end of period (000’s)	$86,482		$64,653		$73,907	$60,499	$77,454	$86,907
Portfolio turnover rate(b)(f)	1%		6%		4%	4%	9%	6%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and (0.35)%, respectively, and the total return would have been (1.88)%.

(d)         Annualized for periods less than one year.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 155

Investment Objective: The ProFund VP Oil & Gas seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.6%
Chevron Corp.	17.2%
ConocoPhillips	5.0%
Schlumberger, Ltd.	4.0%
EOG Resources, Inc.	3.9%

Dow Jones U.S. Oil & GasSM Index — Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	10%
Electric Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.6%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,617	$678,576
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,145	22,922
Apache Corp. (Oil, Gas & Consumable Fuels)	7,202	208,642
Apergy Corp.* (Energy Equipment & Services)	1,483	49,740
Baker Hughes, a GE Co.—Class A (Energy Equipment & Services)	9,864	242,950
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	8,109	186,183
Centennial Resource Development, Inc.*— Class A (Oil, Gas & Consumable Fuels)	3,647	27,681
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,241	290,296
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	20,030	39,059
Chevron Corp. (Oil, Gas & Consumable Fuels)	36,485	4,540,193
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,943	115,278
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,745	27,376
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	3,842	396,418
ConocoPhillips (Oil, Gas & Consumable Fuels)	21,652	1,320,772
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	1,660	69,869
Core Laboratories N.V. (Energy Equipment & Services)	850	44,438
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,355	54,905
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,954	226,848
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,963	322,878
Dril-Quip, Inc.* (Energy Equipment & Services)	694	33,312
Ensco Rowan PLC—Class A (Energy Equipment & Services)	3,770	32,158
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,109	1,034,914
EQT Corp. (Oil, Gas & Consumable Fuels)	4,895	77,390
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,908	77,027
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	81,058	6,211,475
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,453	95,433
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,777	13,635
Halliburton Co. (Energy Equipment & Services)	16,743	380,736
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,117	107,163
Hess Corp. (Oil, Gas & Consumable Fuels)	4,881	310,285
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)(a)	3,010	139,303
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	37,297	778,761
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	443	9,050
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	15,658	222,500
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,689	709,061
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,988	39,521
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,128	77,105
Nabors Industries, Ltd. (Energy Equipment & Services)	6,331	18,360
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,395	164,391
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9,158	205,139
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,182	29,434
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	14,330	720,512
Oceaneering International, Inc.* (Energy Equipment & Services)	1,895	38,639

See accompanying notes to financial statements.

156 :: ProFund VP Oil & Gas :: Financial Statements

Common Stocks, continued

	Shares	Value
OGE Energy Corp. (Electric Utilities)	3,835	$163,218
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	7,907	544,081
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	5,062	96,229
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,995	45,982
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,298	71,927
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,269	45,760
Phillips 66 (Oil, Gas & Consumable Fuels)	8,002	748,507
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,227	496,506
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,560	32,969
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,993	27,871
Schlumberger, Ltd. (Energy Equipment & Services)	26,536	1,054,541
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,265	15,180
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,978	24,765
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,367	32,760
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,451	174,746
TechnipFMC PLC (Energy Equipment & Services)	8,069	209,310
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,215	650,949
Transocean, Ltd.* (Energy Equipment & Services)	9,725	62,337
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,409	18,021
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,992	684,195
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,749	32,671
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,288	46,316
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,598	87,453
TOTAL COMMON STOCKS (Cost $10,897,543)		25,756,622

Repurchase Agreements(b) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $673,128	$673,000	$673,000
TOTAL REPURCHASE AGREEMENTS (Cost $673,000)		673,000

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	41,194	$41,194
Invesco Government & Agency Portfolio— Institutional Shares, 2.37%(c)	29,908	29,908
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $71,102)		71,102
TOTAL INVESTMENT SECURITIES (Cost $11,641,645)—100.5%		26,500,724
Net other assets (liabilities)—(0.5)%		(131,895)
NET ASSETS—100.0%		$26,368,829

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $69,665.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	7/23/19	2.87%	$620,789	$7,561

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 157

ProFund VP Oil & Gas invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Electric Utilities	$163,218	0.6%
Energy Equipment & Services	2,511,128	9.5%
Oil, Gas & Consumable Fuels	22,986,843	87.1%
Semiconductors & Semiconductor Equipment	95,433	0.4%
Other**	612,207	2.4%
Total	$26,368,829	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

158 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$11,641,645
Securities, at value	25,827,724
Repurchase agreements, at value	673,000
Total Investment Securities, at value	26,500,724
Cash	32
Segregated cash balances for swap agreements with custodian	120,000
Dividends and interest receivable	24,671
Unrealized appreciation on swap agreements	7,561
Receivable for capital shares issued	10,064
Prepaid expenses	450
TOTAL ASSETS	26,663,502
LIABILITIES:
Payable for capital shares redeemed	149,265
Payable for collateral for securities loaned	71,102
Advisory fees payable	15,490
Management services fees payable	2,065
Administration fees payable	1,829
Administrative services fees payable	12,616
Distribution fees payable	12,159
Transfer agency fees payable	1,406
Fund accounting fees payable	1,039
Compliance services fees payable	176
Other accrued expenses	27,526
TOTAL LIABILITIES	294,673
NET ASSETS	$26,368,829
NET ASSETS CONSIST OF:
Capital	$14,895,778
Total distributable earnings (loss)	11,473,051
NET ASSETS	$26,368,829
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	815,744
Net Asset Value (offering and redemption price per share)	$32.32

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$409,924
Interest	4,664
Foreign tax withholding	(146)
Income from securities lending	14
TOTAL INVESTMENT INCOME	414,456
EXPENSES:
Advisory fees	101,847
Management services fees	13,580
Administration fees	12,645
Transfer agency fees	9,774
Administrative services fees	36,652
Distribution fees	33,949
Custody fees	1,772
Fund accounting fees	7,385
Trustee fees	453
Compliance services fees	176
Other fees	20,721
TOTAL NET EXPENSES	238,954
NET INVESTMENT INCOME (LOSS)	175,502
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	886,330
Net realized gains (losses) on swap agreements	79,758
Change in net unrealized appreciation/depreciation on investment securities	1,855,160
Change in net unrealized appreciation/depreciation on swap agreements	(21,586)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,799,662
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,975,164

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 159

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$175,502	$373,268
Net realized gains (losses) on investments	966,088	4,548,875
Change in net unrealized appreciation/depreciation on investments	1,833,574	(12,177,922)
Change in net assets resulting from operations	2,975,164	(7,255,779)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(641,763)
Change in net assets resulting from distributions	—	(641,763)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,741,469	38,617,332
Distributions reinvested	—	641,763
Value of shares redeemed	(10,130,843)	(47,441,713)
Change in net assets resulting from capital transactions	(2,389,374)	(8,182,618)
Change in net assets	585,790	(16,080,160)
NET ASSETS:
Beginning of period	25,783,039	41,863,199
End of period	$26,368,829	$25,783,039
SHARE TRANSACTIONS:
Issued	240,304	1,040,042
Reinvested	—	16,880
Redeemed	(313,799)	(1,301,217)
Change in shares	(73,495)	(244,295)

See accompanying notes to financial statements.

160 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$28.99		$36.93		$38.63	$31.52	$44.55	$53.48
Investment Activities:
Net investment income (loss)(a)	0.21		0.36		0.53	0.37	0.50	0.31
Net realized and unrealized gains (losses) on investments	3.12		(7.68)		(1.78)	7.22	(9.97)	(5.51)
Total income (loss) from investment activities	3.33		(7.32)		(1.25)	7.59	(9.47)	(5.20)
Distributions to Shareholders From:
Net investment income	—		(0.62)		(0.45)	(0.48)	(0.26)	(0.22)
Net realized gains on investments	—		—		—	—	(3.30)	(3.51)
Total distributions	—		(0.62)		(0.45)	(0.48)	(3.56)	(3.73)
Net Asset Value, End of Period	$32.32		$28.99		$36.93	$38.63	$31.52	$44.55
Total Return(b)	11.52%		(20.22	)%(c)	(3.17)%	24.18%	(23.37)%	(10.87)%
Ratios to Average Net Assets:
Gross expenses(d)	1.76%		1.72%		1.69%	1.70%	1.70%	1.77%
Net expenses(d)	1.76	%(e)	1.65	%(c)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	1.29%		0.99	%(c)	1.52%	1.07%	1.28%	0.59%
Supplemental Data:
Net assets, end of period (000’s)	$26,369		$25,783		$41,863	$55,134	$40,300	$54,360
Portfolio turnover rate(b)(f)	10%		76%		35%	50%	32%	44%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.68% and 0.96%, respectively, and the total return would have been (20.26)%.

(d)         Annualized for periods less than one year.

(e)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(f)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 161

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Select PharmaceuticalsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Pfizer, Inc.	21.1%
Johnson & Johnson	20.6%
Allergan PLC	5.7%
Elanco Animal Health, Inc.	4.3%
Zoetis, Inc.	4.3%

Dow Jones U.S. Select PharmaceuticalsSM Index — Composition

% of Index
Pharmaceuticals	97%
Biotechnology	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.2%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,216	$65,483
Akorn, Inc.* (Pharmaceuticals)	5,297	27,280
Allergan PLC (Pharmaceuticals)	4,553	762,308
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,895	18,931
Amicus Therapeutics, Inc.* (Biotechnology)	13,831	172,612
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	4,474	32,079
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,981	41,819
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,687	530,005
Catalent, Inc.* (Pharmaceuticals)	8,177	443,275
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,866	65,406
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	3,855	27,602
Dermira, Inc.* (Pharmaceuticals)	2,470	23,613
Elanco Animal Health, Inc.* (Pharmaceuticals)	16,776	567,028
Eli Lilly & Co. (Pharmaceuticals)	4,830	535,116
Endo International PLC* (Pharmaceuticals)	11,312	46,605
Horizon Therapeutics PLC* (Pharmaceuticals)	10,376	249,647
Innoviva, Inc.* (Pharmaceuticals)	3,807	55,430
Intersect ENT, Inc.* (Pharmaceuticals)	1,754	39,921
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	2,692	34,942
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,733	95,539
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,180	453,341
Johnson & Johnson (Pharmaceuticals)	19,644	2,736,015
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	467	48,946
Mallinckrodt PLC* (Pharmaceuticals)	4,704	43,183
Merck & Co., Inc. (Pharmaceuticals)	6,649	557,519
Mylan N.V.* (Pharmaceuticals)	28,928	550,789
Myokardia, Inc.* (Pharmaceuticals)	2,146	107,600
Omeros Corp.* (Pharmaceuticals)(a)	2,588	40,606
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	2,318	100,810
Perrigo Co. PLC (Pharmaceuticals)	7,021	334,340
Pfizer, Inc. (Pharmaceuticals)	64,606	2,798,731
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,139	36,186
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,907	92,094
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	891	84,066
Revance Therapeutics, Inc.* (Pharmaceuticals)	2,149	27,873
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,976	51,453
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	11,371	29,565
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	2,426	39,617
Tricida, Inc.* (Pharmaceuticals)	1,462	57,691
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,972	41,875
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,019	26,586
Zoetis, Inc. (Pharmaceuticals)	4,995	566,883
Zogenix, Inc.* (Pharmaceuticals)	2,380	113,716
TOTAL COMMON STOCKS (Cost $9,440,629)		12,774,126

Repurchase Agreements(b) (2.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $382,073	$382,000	$382,000
TOTAL REPURCHASE AGREEMENTS (Cost $382,000)		382,000

See accompanying notes to financial statements.

162 :: ProFund VP Pharmaceuticals :: Financial Statements

Collateral for Securities Loaned (0.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	57,466	$57,466
Invesco Government & Agency Portfolio— Institutional Shares, 2.37%(c)	41,723	41,723
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $99,189)		99,189
TOTAL INVESTMENT SECURITIES (Cost $9,921,818)—99.8%		13,255,315
Net other assets (liabilities)—0.2%		29,449
NET ASSETS—100.0%		$13,284,764

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $97,169.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	7/23/19	2.87%	$481,787	$8,863

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Biotechnology	$429,356	3.2%
Pharmaceuticals	12,344,770	93.0%
Other**	510,638	3.8%
Total	$13,284,764	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 163

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$9,921,818
Securities, at value	12,873,315
Repurchase agreements, at value	382,000
Total Investment Securities, at value	13,255,315
Cash	395
Segregated cash balances for swap agreements with custodian	120,000
Dividends and interest receivable	4,094
Unrealized appreciation on swap agreements	8,863
Receivable for capital shares issued	33,578
Prepaid expenses	228
TOTAL ASSETS	13,422,473
LIABILITIES:
Payable for capital shares redeemed	4,877
Payable for collateral for securities loaned	99,189
Advisory fees payable	7,929
Management services fees payable	1,057
Administration fees payable	941
Administrative services fees payable	7,077
Distribution fees payable	7,144
Transfer agency fees payable	724
Fund accounting fees payable	537
Compliance services fees payable	91
Other accrued expenses	8,143
TOTAL LIABILITIES	137,709
NET ASSETS	$13,284,764
NET ASSETS CONSIST OF:
Capital	$10,043,869
Total distributable earnings (loss)	3,240,895
NET ASSETS	$13,284,764
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	355,212
Net Asset Value (offering and redemption price per share)	$37.40

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$111,504
Interest	4,058
Income from securities lending	4,112
TOTAL INVESTMENT INCOME	119,674
EXPENSES:
Advisory fees	51,375
Management services fees	6,850
Administration fees	6,109
Transfer agency fees	4,720
Administrative services fees	17,984
Distribution fees	17,125
Custody fees	716
Fund accounting fees	3,588
Trustee fees	218
Compliance services fees	91
Audit fees	6,639
Other fees	4,802
Total Gross Expenses before reductions	120,217
Expenses reduced and reimbursed by the Advisor	(4,802)
TOTAL NET EXPENSES	115,415
NET INVESTMENT INCOME (LOSS)	4,259
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	36,161
Net realized gains (losses) on swap agreements	(3,224)
Change in net unrealized appreciation/depreciation on investment securities	916,390
Change in net unrealized appreciation/depreciation on swap agreements	(2,481)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	946,846
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$951,105

See accompanying notes to financial statements.

164 :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,259	$105,596
Net realized gains (losses) on investments	32,937	2,461,679
Change in net unrealized appreciation/depreciation on investments	913,909	(3,616,531)
Change in net assets resulting from operations	951,105	(1,049,256)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(538,480)
Change in net assets resulting from distributions	—	(538,480)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,827,729	20,456,127
Distributions reinvested	—	538,480
Value of shares redeemed	(6,326,929)	(22,851,943)
Change in net assets resulting from capital transactions	(1,499,200)	(1,857,336)
Change in net assets	(548,095)	(3,445,072)
NET ASSETS:
Beginning of period	13,832,859	17,277,931
End of period	$13,284,764	$13,832,859
SHARE TRANSACTIONS:
Issued	129,673	525,605
Reinvested	—	14,912
Redeemed	(171,352)	(592,014)
Change in shares	(41,679)	(51,497)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Pharmaceuticals :: 165

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$34.85	$38.53	$35.42	$39.47	$38.89	$34.19
Investment Activities:
Net investment income (loss)(a)	0.01	0.25	0.33	0.29	0.24	0.28
Net realized and unrealized gains (losses) on investments	2.54	(2.58)	3.34	(1.63)	1.50	6.16
Total income (loss) from investment activities	2.55	(2.33)	3.67	(1.34)	1.74	6.44
Distributions to Shareholders From:
Net investment income	—	(0.42)	(0.39)	(0.38)	(0.19)	(0.29)
Net realized gains on investments	—	(0.93)	(0.17)	(2.33)	(0.97)	(1.45)
Total distributions	—	(1.35)	(0.56)	(2.71)	(1.16)	(1.74)
Net Asset Value, End of Period	$37.40	$34.85	$38.53	$35.42	$39.47	$38.89
Total Return(b)	7.32%	(6.20)%	10.36%	(3.73)%	4.44%	19.36%
Ratios to Average Net Assets:
Gross expenses(c)	1.75%	1.76%	1.70%	1.71%	1.72%	1.71%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.06%	0.65%	0.88%	0.76%	0.59%	0.75%
Supplemental Data:
Net assets, end of period (000’s)	$13,285	$13,833	$17,278	$19,878	$30,710	$32,911
Portfolio turnover rate(b)(d)	57%	261%	219%	247%	254%	256%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

166 :: ProFund VP Precious Metals :: Financial Statements

Investment Objective: The ProFund VP Precious Metals seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones Precious MetalsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index — Composition

% of Index
Gold	90%
Silver	10%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $23,924,558	$23,920,000	$23,920,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,920,000)		23,920,000
TOTAL INVESTMENT SECURITIES (Cost $23,920,000)—102.0%		23,920,000
Net other assets (liabilities)—(2.0)%		(470,889)
NET ASSETS—100.0%		$23,449,111

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $2,988,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/23/19	2.87%	$12,030,893	$(168,653)
Dow Jones Precious Metals Index	UBS AG	7/23/19	3.12%	11,382,121	(161,002)
				$23,413,014	$(329,655)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 167

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$23,920,000
Repurchase agreements, at value	23,920,000
Total Investment Securities, at value	23,920,000
Cash	661
Interest receivable	4,558
Prepaid expenses	325
TOTAL ASSETS	23,925,544
LIABILITIES:
Payable for capital shares redeemed	94,361
Unrealized depreciation on swap agreements	329,655
Advisory fees payable	13,129
Management services fees payable	1,751
Administration fees payable	1,424
Administrative services fees payable	9,443
Distribution fees payable	8,976
Transfer agency fees payable	1,200
Fund accounting fees payable	872
Compliance services fees payable	140
Other accrued expenses	15,482
TOTAL LIABILITIES	476,433
NET ASSETS	$23,449,111
NET ASSETS CONSIST OF:
Capital	$89,351,268
Total distributable earnings (loss)	(65,902,157)
NET ASSETS	$23,449,111
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,135,040
Net Asset Value (offering and redemption price per share)	$20.66

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$237,457
EXPENSES:
Advisory fees	76,140
Management services fees	10,152
Administration fees	8,910
Transfer agency fees	7,255
Administrative services fees	28,975
Distribution fees	25,380
Custody fees	2,027
Fund accounting fees	5,389
Trustee fees	331
Compliance services fees	140
Other fees	14,412
Total Gross Expenses before reductions	179,111
Expenses reduced and reimbursed by the Advisor	(8,558)
TOTAL NET EXPENSES	170,553
NET INVESTMENT INCOME (LOSS)	66,904
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	4,079,665
Change in net unrealized appreciation/depreciation on swap agreements	(296,966)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,782,699
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,849,603

See accompanying notes to financial statements.

168 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$66,904	$8,874
Net realized gains (losses) on investments	4,079,665	(3,249,586)
Change in net unrealized appreciation/depreciation on investments	(296,966)	32,692
Change in net assets resulting from operations	3,849,603	(3,208,020)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,601,218	46,670,834
Value of shares redeemed	(24,002,221)	(48,748,726)
Change in net assets resulting from capital transactions	598,997	(2,077,892)
Change in net assets	4,448,600	(5,285,912)
NET ASSETS:
Beginning of period	19,000,511	24,286,423
End of period	$23,449,111	$19,000,511
SHARE TRANSACTIONS:
Issued	1,375,803	2,644,953
Redeemed	(1,352,168)	(2,763,216)
Change in shares	23,635	(118,263)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 169

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$17.10	$19.75	$18.76	$12.04	$17.93	$23.55
Investment Activities:
Net investment income (loss)(a)	0.06	0.01	(0.18)	(0.30)	(0.26)	(0.40)
Net realized and unrealized gains (losses) on investments	3.50	(2.66)	1.17	7.02	(5.63)	(5.22)
Total income (loss) from investment activities	3.56	(2.65)	0.99	6.72	(5.89)	(5.62)
Net Asset Value, End of Period	$20.66	$17.10	$19.75	$18.76	$12.04	$17.93
Total Return(b)	20.89%	(13.47)%	5.28%	55.81%	(32.85)%	(23.86)%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.75%	1.70%	1.70%	1.76%	1.77%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.66%	0.04%	(0.88)%	(1.41)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$23,449	$19,001	$24,286	$28,560	$17,515	$25,212
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

170 :: ProFund VP Real Estate :: Financial Statements

Investment Objective: The ProFund VP Real Estate seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Real EstateSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	7.6%
Crown Castle International Corp.	4.5%
Prologis, Inc.	4.2%
Simon Property Group, Inc.	4.1%
Equinix, Inc.	3.6%

Dow Jones U.S. Real EstateSM Index — Composition

% of Index
Equity Real Estate Investment Trusts	92%
Mortgage Real Estate Investment Trusts	4%
Real Estate Management & Development	2%
Professional Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.1%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,287	$35,225
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	8,338	140,245
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,756	247,754
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,133	98,459
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	4,045	98,334
American Tower Corp. (Equity Real Estate Investment Trusts)	6,872	1,404,981
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	22,638	206,684
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	2,314	115,978
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	3,271	51,878
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	2,167	440,291
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,954	69,523
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,402	309,858
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,738	39,208
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	4,632	82,820
Camden Property Trust (Equity Real Estate Investment Trusts)	1,503	156,898
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	4,862	249,421
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,909	54,893
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	7,541	37,705
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,817	37,685
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,850	38,406
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	574	66,108
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,740	45,884
CoStar Group, Inc.* (Professional Services)	568	314,706
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,259	81,708
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	6,463	842,453
CubeSmart (Equity Real Estate Investment Trusts)	2,931	98,013
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,760	101,587
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,130	32,364
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,238	381,404
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,515	100,198
Duke Realty Corp. (Equity Real Estate Investment Trusts)	5,589	176,668
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	572	66,341
EPR Properties (Equity Real Estate Investment Trusts)	1,174	87,569
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,308	659,611
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,896	61,650
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,398	169,633
Equity Residential (Equity Real Estate Investment Trusts)	5,760	437,299
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,021	298,061
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,982	210,290

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 171

Common Stocks, continued

	Shares	Value
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	1,165	$150,005
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,967	72,268
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	3,137	122,280
HCP, Inc. (Equity Real Estate Investment Trusts)	7,432	237,675
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,009	62,922
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	3,189	87,474
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,612	66,576
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,557	63,925
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	11,518	209,858
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,400	79,848
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,999	32,224
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	5,958	159,257
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	4,461	139,629
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,876	73,802
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	710	99,890
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,570	115,882
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	6,561	121,247
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,331	107,425
Lexington Realty Trust (Equity Real Estate Investment Trusts)	3,248	30,564
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,306	115,392
Life Storage, Inc. (Equity Real Estate Investment Trusts)	725	68,933
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,404	32,699
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,131	106,925
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	7,003	50,282
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,772	208,671
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	672	52,436
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,529	134,062
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	6,458	99,389
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,336	122,598
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	2,203	56,815
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	3,135	43,921
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,134	86,373
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,031	57,234
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,881	50,245
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,952	38,903
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,052	41,007
Prologis, Inc. (Equity Real Estate Investment Trusts)	9,803	785,220
Public Storage (Equity Real Estate Investment Trusts)	2,333	555,651
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,015	61,055
Realogy Holdings Corp. (Real Estate Management & Development)	1,774	12,844
Realty Income Corp. (Equity Real Estate Investment Trusts)	4,895	337,608
Regency Centers Corp. (Equity Real Estate Investment Trusts)	2,598	173,391
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,319	39,031
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,699	47,880
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	801	64,953
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,790	54,935
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,761	395,943
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,695	30,558
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	4,803	767,327
SITE Centers Corp. (Equity Real Estate Investment Trusts)	2,217	29,353
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,312	105,445
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,358	57,932
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,358	99,014
STORE Capital Corp. (Equity Real Estate Investment Trusts)	3,142	104,283
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,402	179,722
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,552	48,698
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,462	23,699
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	951	38,829
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,884	39,583
The Howard Hughes Corp.* (Real Estate Management & Development)	611	75,666
The Macerich Co. (Equity Real Estate Investment Trusts)	1,646	55,125
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,240	53,721

See accompanying notes to financial statements.

172 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
UDR, Inc. (Equity Real Estate Investment Trusts)	4,382	$196,708
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,862	27,189
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,872	32,442
Ventas, Inc. (Equity Real Estate Investment Trusts)	5,743	392,534
VEREIT, Inc. (Equity Real Estate Investment Trusts)	15,131	136,330
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	5,686	125,319
Vornado Realty Trust (Equity Real Estate Investment Trusts)	2,699	173,006
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,244	33,252
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,860	51,001
Welltower, Inc. (Equity Real Estate Investment Trusts)	6,296	513,313
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	11,579	304,991
WP Carey, Inc. (Equity Real Estate Investment Trusts)	2,649	215,046
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,751	36,508
TOTAL COMMON STOCKS (Cost $11,364,957)		18,021,534

Repurchase Agreements(a) (3.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $638,122	$638,000	$638,000
TOTAL REPURCHASE AGREEMENTS (Cost $638,000)		638,000
TOTAL INVESTMENT SECURITIES (Cost $12,002,957)—100.5%		18,659,534
Net other assets (liabilities)—(0.5)%		(89,952)
NET ASSETS—100.0%		$18,569,582

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	7/23/19	2.87%	$625,351	$(10,255)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$16,463,032	88.7%
Mortgage Real Estate Investment Trusts	805,975	4.3%
Professional Services	314,706	1.7%
Real Estate Management & Development	437,821	2.4%
Other**	548,048	2.9%
Total	$18,569,582	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 173

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$12,002,957
Securities, at value	18,021,534
Repurchase agreements, at value	638,000
Total Investment Securities, at value	18,659,534
Cash	941
Dividends and interest receivable	79,557
Receivable for capital shares issued	39,888
Prepaid expenses	222
TOTAL ASSETS	18,780,142
LIABILITIES:
Payable for capital shares redeemed	163,915
Unrealized depreciation on swap agreements	10,255
Advisory fees payable	10,749
Management services fees payable	1,433
Administration fees payable	1,300
Administrative services fees payable	6,871
Distribution fees payable	6,998
Transfer agency fees payable	999
Fund accounting fees payable	756
Compliance services fees payable	109
Other accrued expenses	7,175
TOTAL LIABILITIES	210,560
NET ASSETS	$18,569,582
NET ASSETS CONSIST OF:
Capital	$12,436,304
Total distributable earnings (loss)	6,133,278
NET ASSETS	$18,569,582
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	290,230
Net Asset Value (offering and redemption price per share)	$63.98

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$289,048
Interest	5,121
Income from securities lending	9
TOTAL INVESTMENT INCOME	294,178
EXPENSES:
Advisory fees	57,481
Management services fees	7,664
Administration fees	6,257
Transfer agency fees	4,822
Administrative services fees	21,667
Distribution fees	19,160
Custody fees	1,117
Fund accounting fees	3,744
Trustee fees	212
Compliance services fees	109
Other fees	9,174
Total Gross Expenses before reductions	131,407
Expenses reduced and reimbursed by the Advisor	(2,650)
TOTAL NET EXPENSES	128,757
NET INVESTMENT INCOME (LOSS)	165,421
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(94,478)
Net realized gains (losses) on swap agreements	61,780
Change in net unrealized appreciation/depreciation on investment securities	2,091,761
Change in net unrealized appreciation/depreciation on swap agreements	(19,240)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,039,823
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,205,244

See accompanying notes to financial statements.

174 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$165,421	$183,702
Net realized gains (losses) on investments	(32,698)	1,142,572
Change in net unrealized appreciation/depreciation on investments	2,072,521	(2,080,789)
Change in net assets resulting from operations	2,205,244	(754,515)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(114,181)	(1,361,143)
Change in net assets resulting from distributions	(114,181)	(1,361,143)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,763,520	12,465,066
Distributions reinvested	114,181	1,361,143
Value of shares redeemed	(10,783,163)	(12,745,940)
Change in net assets resulting from capital transactions	6,094,538	1,080,269
Change in net assets	8,185,601	(1,035,389)
NET ASSETS:
Beginning of period	10,383,981	11,419,370
End of period	$18,569,582	$10,383,981
SHARE TRANSACTIONS:
Issued	270,424	209,253
Reinvested	1,823	23,854
Redeemed	(172,503)	(213,948)
Change in shares	99,744	19,159

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 175

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$54.51	$66.65	$65.02	$62.61	$62.83	$51.03
Investment Activities:
Net investment income (loss)(a)	0.66	1.09	1.02	0.84	0.64	0.88
Net realized and unrealized gains (losses) on investments	9.27	(4.66)	4.13	2.76	(0.44)	11.84
Total income (loss) from investment activities	9.93	(3.57)	5.15	3.60	0.20	12.72
Distributions to Shareholders From:
Net investment income	(0.46)	(1.36)	(0.66)	(1.19)	(0.42)	(0.92)
Net realized gains on investments	—	(7.21)	(2.86)	—	—	—
Total distributions	(0.46)	(8.57)	(3.52)	(1.19)	(0.42)	(0.92)
Net Asset Value, End of Period	$63.98	$54.51	$66.65	$65.02	$62.61	$62.83
Total Return(b)	18.25%	(5.70)%	8.05%	5.72%	0.32%	25.02%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.69%	1.68%	1.68%	1.68%	1.75%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	2.16%	1.82%	1.52%	1.29%	1.02%	1.52%
Supplemental Data:
Net assets, end of period (000’s)	$18,570	$10,384	$11,419	$13,217	$22,086	$27,735
Portfolio turnover rate(b)(d)	44%	82%	135%	146%	136%	127%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

176 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $6,227,186	$6,226,000	$6,226,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,226,000)		6,226,000
TOTAL INVESTMENT SECURITIES (Cost $6,226,000)—101.6%		6,226,000
Net other assets (liabilities)—(1.6)%		(98,433)
NET ASSETS—100.0%		$6,127,567

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $158,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Citibank North America	7/15/19	(2.25)%	$(4,177,266)	$(51,245)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Societe’ Generale	7/15/19	(2.13)%	(3,427,500)	(30,742)
				$(7,604,766)	$(81,987)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 177

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$6,226,000
Repurchase agreements, at value	6,226,000
Total Investment Securities, at value	6,226,000
Cash	816
Interest receivable	1,186
Receivable for capital shares issued	3,041
Prepaid expenses	149
TOTAL ASSETS	6,231,192
LIABILITIES:
Payable for capital shares redeemed	2,229
Unrealized depreciation on swap agreements	81,987
Advisory fees payable	4,388
Management services fees payable	585
Administration fees payable	517
Administrative services fees payable	3,024
Distribution fees payable	3,869
Transfer agency fees payable	397
Fund accounting fees payable	288
Compliance services fees payable	54
Other accrued expenses	6,287
TOTAL LIABILITIES	103,625
NET ASSETS	$6,127,567
NET ASSETS CONSIST OF:
Capital	$32,088,732
Total distributable earnings (loss)	(25,961,165)
NET ASSETS	$6,127,567
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	144,211
Net Asset Value (offering and redemption price per share)	$42.49

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$104,657
EXPENSES:
Advisory fees	32,986
Management services fees	4,398
Administration fees	3,455
Transfer agency fees	2,682
Administrative services fees	10,033
Distribution fees	10,996
Custody fees	581
Fund accounting fees	1,992
Trustee fees	128
Compliance services fees	54
Other fees	6,009
TOTAL NET EXPENSES	73,314
NET INVESTMENT INCOME (LOSS)	31,343
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(1,421,330)
Change in net unrealized appreciation/depreciation on swap agreements	151,555
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,269,775)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,238,432)

See accompanying notes to financial statements.

178 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$31,343	$13,475
Net realized gains (losses) on investments	(1,421,330)	423,363
Change in net unrealized appreciation/depreciation on investments	151,555	(322,162)
Change in net assets resulting from operations	(1,238,432)	114,676
CAPITAL TRANSACTIONS:
Proceeds from shares issued	32,604,926	52,335,196
Value of shares redeemed	(35,180,248)	(50,134,514)
Change in net assets resulting from capital transactions	(2,575,322)	2,200,682
Change in net assets	(3,813,754)	2,315,358
NET ASSETS:
Beginning of period	9,941,321	7,625,963
End of period	$6,127,567	$9,941,321
SHARE TRANSACTIONS:
Issued	697,998	1,038,092
Redeemed	(758,519)	(996,971)
Change in shares	(60,521)	41,121

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 179

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$48.56	$46.61	$52.91	$55.80	$56.72	$81.29
Investment Activities:
Net investment income (loss)(b)	0.17	0.06	(0.46)	(0.68)	(0.90)	(1.10)
Net realized and unrealized gains (losses) on investments	(6.24)	1.89	(5.84)	(2.21)	(0.02)	(23.47)
Total income (loss) from investment activities	(6.07)	1.95	(6.30)	(2.89)	(0.92)	(24.57)
Net Asset Value, End of Period	$42.49	$48.56	$46.61	$52.91	$55.80	$56.72
Total Return(c)	(12.48)%	4.16%	(11.90)%	(5.16)%	(1.59)%	(30.26)%
Ratios to Average Net Assets:
Gross expenses(d)	1.67%	1.64%	1.70%	1.68%	1.68%	1.70%
Net expenses(d)	1.67%	1.64%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.71%	0.12%	(0.91)%	(1.41)%	(1.63)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$6,128	$9,941	$7,626	$18,676	$15,753	$19,498
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)         As described in Note 8, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Not annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

180 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	30%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	14.9%
Broadcom, Inc.	7.9%
Texas Instruments, Inc.	7.5%
NVIDIA Corp.	7.0%
Qualcomm, Inc.	6.4%

Dow Jones U.S. SemiconductorsSM Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (69.8%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,804	$145,897
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,004	226,191
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,071	227,739
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,144	617,173
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	314	13,722
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	569	31,966
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,983	44,102
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	735	27,430
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,248	1,160,753
InterDigital, Inc. (Communications Equipment)	172	11,077
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	876	103,543
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	813	152,714
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,213	76,694
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,476	88,294
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,288	111,670
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,994	231,308
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	294	22,900
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	214	29,057
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,298	541,631
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,235	45,169
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	645	42,963
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,586	500,997
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	362	17,394
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	235	24,299
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	935	72,247
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	187	5,449
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	928	44,460
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,081	583,096
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	230	43,254
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	593	30,587
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,375	162,140
TOTAL COMMON STOCKS (Cost $2,179,946)		5,435,916

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 181

Repurchase Agreements(a) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $95,018	$95,000	$95,000
TOTAL REPURCHASE AGREEMENTS (Cost $95,000)		95,000
TOTAL INVESTMENT SECURITIES (Cost $2,274,946)—71.0%		5,530,916
Net other assets (liabilities)—29.0%		2,258,619
NET ASSETS—100.0%		$7,789,535

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/23/19	2.87%	$2,358,636	$6,753

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Communications Equipment	$11,077	0.1%
Semiconductors & Semiconductor Equipment	5,424,839	69.7%
Other**	2,353,619	30.2%
Total	$7,789,535	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

182 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$2,274,946
Securities, at value	5,435,916
Repurchase agreements, at value	95,000
Total Investment Securities, at value	5,530,916
Cash	669
Segregated cash balances for swap agreements with custodian	110,000
Dividends and interest receivable	9,730
Unrealized appreciation on swap agreements	6,753
Receivable for investments sold	2,156,156
Prepaid expenses	120
TOTAL ASSETS	7,814,344
LIABILITIES:
Payable for capital shares redeemed	5,106
Advisory fees payable	4,582
Management services fees payable	611
Administration fees payable	542
Administrative services fees payable	3,704
Distribution fees payable	4,241
Transfer agency fees payable	416
Fund accounting fees payable	311
Compliance services fees payable	49
Other accrued expenses	5,247
TOTAL LIABILITIES	24,809
NET ASSETS	$7,789,535
NET ASSETS CONSIST OF:
Capital	$4,151,649
Total distributable earnings (loss)	3,637,886
NET ASSETS	$7,789,535
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	145,446
Net Asset Value (offering and redemption price per share)	$53.56

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$80,762
Interest	2,661
Income from securities lending	1
TOTAL INVESTMENT INCOME	83,424
EXPENSES:
Advisory fees	28,831
Management services fees	3,844
Administration fees	3,321
Transfer agency fees	2,570
Administrative services fees	9,755
Distribution fees	9,610
Custody fees	593
Fund accounting fees	1,959
Trustee fees	117
Compliance services fees	49
Other fees	4,394
TOTAL NET EXPENSES	65,043
NET INVESTMENT INCOME (LOSS)	18,381
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(38,144)
Net realized gains (losses) on swap agreements	75,213
Change in net unrealized appreciation/depreciation on investment securities	923,352
Change in net unrealized appreciation/depreciation on swap agreements	(2,582)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	957,839
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$976,220

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 183

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,381	$28,735
Net realized gains (losses) on investments	37,069	927,615
Change in net unrealized appreciation/depreciation on investments	920,770	(1,650,933)
Change in net assets resulting from operations	976,220	(694,583)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(713,683)
Change in net assets resulting from distributions	—	(713,683)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,233,152	15,620,744
Distributions reinvested	—	713,683
Value of shares redeemed	(13,783,848)	(20,621,699)
Change in net assets resulting from capital transactions	1,449,304	(4,287,272)
Change in net assets	2,425,524	(5,695,538)
NET ASSETS:
Beginning of period	5,364,011	11,059,549
End of period	$7,789,535	$5,364,011
SHARE TRANSACTIONS:
Issued	292,490	283,966
Reinvested	—	12,871
Redeemed	(267,960)	(385,322)
Change in shares	24,530	(88,485)

See accompanying notes to financial statements.

184 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$44.36		$52.82	$39.06	$30.62	$32.67	$24.32
Investment Activities:
Net investment income (loss)(a)	0.12		0.17	(0.06)	0.18	0.06	0.22
Net realized and unrealized gains (losses) on investments	9.08		(4.81)	13.95	8.29	(1.01)	8.17
Total income (loss) from investment activities	9.20		(4.64)	13.89	8.47	(0.95)	8.39
Distributions to Shareholders From:
Net investment income	—		—	(0.13)	(0.03)	(0.21)	(0.04)
Net realized gains on investments	—		(3.82)	—	—	(0.89)	—
Total distributions	—		(3.82)	(0.13)	(0.03)	(1.10)	(0.04)
Net Asset Value, End of Period	$53.56		$44.36	$52.82	$39.06	$30.62	$32.67
Total Return(b)	20.74%		(10.23)%	35.55%	27.71%	(2.88)%	34.53%
Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.65%	1.68%	1.68%	1.68%	1.78%
Net expenses(c)	1.69	%(d)	1.65%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.48%		0.31%	(0.12)%	0.51%	0.20%	0.76%
Supplemental Data:
Net assets, end of period (000’s)	$7,790		$5,364	$11,060	$6,977	$4,604	$9,786
Portfolio turnover rate(b)(e)	229%		249%	297%	474%	480%	645%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 185

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial AverageSM Index — Composition

% of Index
Industrials	21%
Information Technology	19%
Financials	15%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	8%
Energy	5%
Communication Services	5%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $12,002	$12,000	$12,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,000)		12,000
TOTAL INVESTMENT SECURITIES (Cost $12,000)—95.3%		12,000
Net other assets (liabilities)—4.7%		596
NET ASSETS—100.0%		$12,596

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $11,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/29/19	(2.57)%	$(7,655)	$(21)
Dow Jones Industrial Average	UBS AG	7/29/19	(2.57)%	(4,922)	(13)
				$(12,577)	$(34)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

186 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$12,000
Repurchase agreements, at value	12,000
Total Investment Securities, at value	12,000
Cash	651
Interest receivable	2
TOTAL ASSETS	12,653
LIABILITIES:
Unrealized depreciation on swap agreements	34
Advisory fees payable	8
Management services fees payable	1
Administration fees payable	1
Administrative services fees payable	2
Distribution fees payable	5
Transfer agency fees payable	1
Fund accounting fees payable	1
Other accrued expenses	4
TOTAL LIABILITIES	57
NET ASSETS	$12,596
NET ASSETS CONSIST OF:
Capital	$66,331
Total distributable earnings (loss)	(53,735)
NET ASSETS	$12,596
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,330
Net Asset Value (offering and redemption price per share)	$9.47

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$147
EXPENSES:
Advisory fees	49
Management services fees	7
Administration fees	5
Transfer agency fees	4
Administrative services fees	4
Distribution fees	16
Custody fees	5
Fund accounting fees	3
Trustee fees	— (a)
Compliance services fees	— (a)
Other fees	9
Recoupment of prior expenses reduced by the Advisor	13
Total Gross Expenses before reductions	115
Less fees paid indirectly	(5)
TOTAL NET EXPENSES	110
NET INVESTMENT INCOME (LOSS)	37
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(1,947)
Change in net unrealized appreciation/depreciation on swap agreements	82
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,865)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,828)

(a)   Amount is less than $0.50.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 187

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$37	$5
Net realized gains (losses) on investments	(1,947)	234
Change in net unrealized appreciation/depreciation on investments	82	(149)
Change in net assets resulting from operations	(1,828)	90
CAPITAL TRANSACTIONS:
Proceeds from shares issued	—	40,247
Value of shares redeemed	(51)	(40,197)
Change in net assets resulting from capital transactions	(51)	50
Change in net assets	(1,879)	140
NET ASSETS:
Beginning of period	14,475	14,335
End of period	$12,596	$14,475
SHARE TRANSACTIONS:
Issued	—	3,898
Redeemed	(5)	(3,917)
Change in shares	(5)	(19)

See accompanying notes to financial statements.

188 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$10.84	$10.59	$13.58	$16.80	$17.58	$19.86
Investment Activities:
Net investment income (loss)(b)	0.03	— (c)	(0.11)	(0.22)	(0.28)	(0.32)
Net realized and unrealized gains (losses) on investments	(1.40)	0.25	(2.88)	(2.51)	(0.50)	(1.96)
Total income (loss) from investment activities	(1.37)	0.25	(2.99)	(2.73)	(0.78)	(2.28)
Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(0.49)	—	—
Net Asset Value, End of Period	$9.47	$10.84	$10.59	$13.58	$16.80	$17.58
Total Return(d)	(12.64)%	2.36%	(22.02)%	(16.45)%	(4.44)%	(11.48)%
Ratios to Average Net Assets:
Gross expenses(e)	1.76%	1.81%	2.87%	1.99%	4.80%	12.33%
Net expenses(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.57%	0.03%	(0.90)%	(1.41)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$13	$14	$14	$29	$29	$77
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)         As described in Note 8, share amounts have been adjusted for 1:6 reverse share split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Amount is less than $0.005.

(d)         Not annualized for periods less than one year.

(e)          Annualized for periods less than one year.

(f)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 189

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR Index (USD) — Composition

Industry Breakdown	% of Index
Consumer Discretionary	23%
Financials	21%
Information Technology	17%
Communication Services	15%
Energy	10%
Materials	8%
Consumer Staples	4%
Utilities	1%
Industrials	1%

Country Composition
China	41%
Brazil	18%
Taiwan	14%
India	13%
Other	14%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $999,190	$999,000	$999,000
TOTAL REPURCHASE AGREEMENTS (Cost $999,000)		999,000
TOTAL INVESTMENT SECURITIES (Cost $999,000)—98.7%		999,000
Net other assets (liabilities)—1.3%		13,551
NET ASSETS—100.0%		$1,012,551

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $305,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	7/29/19	(1.87)%	$(374,806)	$1,004
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	7/29/19	(1.87)%	(632,489)	1,653
				$(1,007,295)	$2,657

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

190 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$999,000
Repurchase agreements, at value	999,000
Total Investment Securities, at value	999,000
Cash	294
Interest receivable	190
Unrealized appreciation on swap agreements	2,657
Receivable for capital shares issued	13,394
Prepaid expenses	17
TOTAL ASSETS	1,015,552
LIABILITIES:
Payable for capital shares redeemed	252
Advisory fees payable	668
Management services fees payable	89
Administration fees payable	72
Administrative services fees payable	560
Distribution fees payable	595
Transfer agency fees payable	60
Fund accounting fees payable	44
Compliance services fees payable	7
Other accrued expenses	654
TOTAL LIABILITIES	3,001
NET ASSETS	$1,012,551
NET ASSETS CONSIST OF:
Capital	$2,764,554
Total distributable earnings (loss)	(1,752,003)
NET ASSETS	$1,012,551
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	23,639
Net Asset Value (offering and redemption price per share)	$42.83

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$13,025
EXPENSES:
Advisory fees	4,094
Management services fees	546
Administration fees	416
Transfer agency fees	338
Administrative services fees	1,278
Distribution fees	1,365
Custody fees	75
Fund accounting fees	252
Trustee fees	16
Compliance services fees	7
Other fees	743
TOTAL NET EXPENSES	9,130
NET INVESTMENT INCOME (LOSS)	3,895
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(193,818)
Change in net unrealized appreciation/depreciation on swap agreements	7,270
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(186,548)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(182,653)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 191

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,895	$5,530
Net realized gains (losses) on investments	(193,818)	160,085
Change in net unrealized appreciation/depreciation on investments	7,270	(1,327)
Change in net assets resulting from operations	(182,653)	164,288
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,594,604	16,842,944
Value of shares redeemed	(5,387,258)	(15,978,172)
Change in net assets resulting from capital transactions	(792,654)	864,772
Change in net assets	(975,307)	1,029,060
NET ASSETS:
Beginning of period	1,987,858	958,798
End of period	$1,012,551	$1,987,858
SHARE TRANSACTIONS:
Issued	105,780	390,351
Redeemed	(123,752)	(371,339)
Change in shares	(17,972)	19,012

See accompanying notes to financial statements.

192 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$47.77	$42.43		$58.80	$70.21	$62.96	$64.84
Investment Activities:
Net investment income (loss)(b)	0.15	0.15		(0.44)	(0.95)	(1.10)	(1.05)
Net realized and unrealized gains (losses) on investments	(5.09)	5.19		(15.93)	(10.46)	8.35	(0.83)
Total income (loss) from investment activities	(4.94)	5.34		(16.37)	(11.41)	7.25	(1.88)
Net Asset Value, End of Period	$42.83	$47.77		$42.43	$58.80	$70.21	$62.96
Total Return(c)	(10.34)%	12.59	%(d)	(27.84)%	(16.24)%	11.52%	(2.93)%
Ratios to Average Net Assets:
Gross expenses(e)	1.67%	1.59%		1.69%	1.68%	1.71%	2.18%
Net expenses(e)	1.67%	1.52	%(d)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.71%	0.34	%(d)	(0.91)%	(1.42)%	(1.63)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$1,013	$1,988		$959	$1,660	$5,215	$1,649
Portfolio turnover rate(f)	—	—		—	—	—	—

(a)   As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 11, 2017.

(b)   Per share net investment income (loss) has been calculated using the average daily shares method.

(c)   Not annualized for periods less than one year.

(d)   During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.59% and 0.27%, respectively, and the total return would have been 12.51%.

(e)   Annualized for periods less than one year.

(f)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 193

Investment Objective: The ProFund VP Short International seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	18%
Industrials	15%
Consumer Staples	12%
Health Care	11%
Consumer Discretionary	11%
Materials	7%
Information Technology	7%
Energy	6%
Telecommunication Services	5%
Utilities	4%
Real Estate	4%

Country Composition
Japan	24%
United Kingdom	17%
France	11%
Switzerland	9%
Germany	9%
Other	30%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (106.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $736,140	$736,000	$736,000
TOTAL REPURCHASE AGREEMENTS (Cost $736,000)		736,000
TOTAL INVESTMENT SECURITIES (Cost $736,000)—106.1%		736,000
Net other assets (liabilities)—(6.1)%		(42,483)
NET ASSETS—100.0%		$693,517

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $243,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/29/19	(1.97)%	$(229,078)	$(1,145)
MSCI EAFE Index	UBS AG	7/29/19	(2.07)%	(473,148)	(2,538)
				$(702,226)	$(3,683)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)

Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

194 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$736,000
Repurchase agreements, at value	736,000
Total Investment Securities, at value	736,000
Cash	318
Interest receivable	140
Receivable for capital shares issued	67
Prepaid expenses	13
TOTAL ASSETS	736,538
LIABILITIES:
Payable for capital shares redeemed	37,569
Unrealized depreciation on swap agreements	3,683
Advisory fees payable	471
Management services fees payable	63
Administration fees payable	51
Administrative services fees payable	405
Distribution fees payable	446
Transfer agency fees payable	43
Fund accounting fees payable	31
Compliance services fees payable	5
Other accrued expenses	254
TOTAL LIABILITIES	43,021
NET ASSETS	$693,517
NET ASSETS CONSIST OF:
Capital	$2,552,358
Total distributable earnings (loss)	(1,858,841)
NET ASSETS	$693,517
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	71,713
Net Asset Value (offering and redemption price per share)	$9.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$10,257
EXPENSES:
Advisory fees	3,218
Management services fees	429
Administration fees	328
Transfer agency fees	265
Administrative services fees	937
Distribution fees	1,072
Custody fees	68
Fund accounting fees	198
Trustee fees	13
Compliance services fees	5
Audit fees	504
Other fees	124
Total Gross Expenses before reductions	7,161
Expenses reduced and reimbursed by the Advisor	(2)
TOTAL NET EXPENSES	7,159
NET INVESTMENT INCOME (LOSS)	3,098
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(179,094)
Change in net unrealized appreciation/depreciation on swap agreements	13,867
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(165,227)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(162,129)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 195

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,098	$3,780
Net realized gains (losses) on investments	(179,094)	143,519
Change in net unrealized appreciation/depreciation on investments	13,867	(17,600)
Change in net assets resulting from operations	(162,129)	129,699
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,790,665	9,182,560
Value of shares redeemed	(4,118,217)	(7,740,255)
Change in net assets resulting from capital transactions	(1,327,552)	1,442,305
Change in net assets	(1,489,681)	1,572,004
NET ASSETS:
Beginning of period	2,183,198	611,194
End of period	$693,517	$2,183,198
SHARE TRANSACTIONS:
Issued	274,894	905,405
Redeemed	(402,239)	(770,698)
Change in shares	(127,345)	134,707

See accompanying notes to financial statements.

196 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$10.97	$9.50		$11.97	$12.72	$13.22	$12.86
Investment Activities:
Net investment income (loss)(a)	0.04	0.04		(0.09)	(0.18)	(0.21)	(0.21)
Net realized and unrealized gains (losses) on investments	(1.34)	1.43		(2.38)	(0.57)	(0.29)	0.57
Total income (loss) from investment activities	(1.30)	1.47		(2.47)	(0.75)	(0.50)	0.36
Net Asset Value, End of Period	$9.67	$10.97		$9.50	$11.97	$12.72	$13.22
Total Return(b)	(11.85)%	15.47	%(c)	(20.63)%	(5.90)%	(3.78)%	2.80%
Ratios to Average Net Assets:
Gross expenses(d)	1.67%	1.54%		1.69%	1.68%	1.72%	2.06%
Net expenses(d)	1.67%	1.46	%(c)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.72%	0.41	%(c)	(0.90)%	(1.41)%	(1.63)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$694	$2,183		$611	$1,183	$1,228	$1,487
Portfolio turnover rate(e)	—	—		—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.54% and 0.33%, respectively, and the total return would have been 15.39%.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 197

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® — Composition

% of Index
Financials	17%
Industrials	16%
Information Technology	15%
Consumer Discretionary	12%
Real Estate	10%
Health Care	10%
Materials	6%
Utilities	5%
Energy	3%
Consumer Staples	3%
Communication Services	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (86.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $120,023	$120,000	$120,000
TOTAL REPURCHASE AGREEMENTS (Cost $120,000)		120,000
TOTAL INVESTMENT SECURITIES (Cost $120,000)—86.4%		120,000
Net other assets (liabilities)—13.6%		18,955
NET ASSETS—100.0%		$138,955

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $110,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/29/19	(2.42)%	$(60,026)	$(524)
S&P MidCap 400	UBS AG	7/29/19	(2.37)%	(78,069)	(936)
				$(138,095)	$(1,460)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

198 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$120,000
Repurchase agreements, at value	120,000
Total Investment Securities, at value	120,000
Cash	990
Interest receivable	23
Receivable for capital shares issued	19,998
Prepaid expenses	12
TOTAL ASSETS	141,023
LIABILITIES:
Unrealized depreciation on swap agreements	1,460
Advisory fees payable	177
Management services fees payable	24
Administration fees payable	19
Administrative services fees payable	96
Distribution fees payable	111
Transfer agency fees payable	16
Fund accounting fees payable	12
Compliance services fees payable	2
Other accrued expenses	151
TOTAL LIABILITIES	2,068
NET ASSETS	$138,955
NET ASSETS CONSIST OF:
Capital	$2,610,759
Total distributable earnings (loss)	(2,471,804)
NET ASSETS	$138,955
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,665
Net Asset Value (offering and redemption price per share)	$29.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$3,599
EXPENSES:
Advisory fees	1,112
Management services fees	148
Administration fees	102
Transfer agency fees	82
Administrative services fees	361
Distribution fees	371
Custody fees	91
Fund accounting fees	61
Trustee fees	5
Compliance services fees	2
Other fees	133
Total Gross Expenses before reductions	2,468
TOTAL NET EXPENSES	2,468
NET INVESTMENT INCOME (LOSS)	1,131
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(78,913)
Change in net unrealized appreciation/depreciation on swap agreements	5,222
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(73,691)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,560)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 199

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,131	$411
Net realized gains (losses) on investments	(78,913)	(35,194)
Change in net unrealized appreciation/depreciation on investments	5,222	(7,075)
Change in net assets resulting from operations	(72,560)	(41,858)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(14,712)
Change in net assets resulting from distributions	—	(14,712)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,951,889	12,889,584
Distributions reinvested	—	14,712
Value of shares redeemed	(6,396,901)	(12,356,099)
Change in net assets resulting from capital transactions	(445,012)	548,197
Change in net assets	(517,572)	491,627
NET ASSETS:
Beginning of period	656,527	164,900
End of period	$138,955	$656,527
SHARE TRANSACTIONS:
Issued	192,378	395,399
Reinvested	—	491
Redeemed	(206,313)	(382,148)
Change in shares	(13,935)	13,742

See accompanying notes to financial statements.

200 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$35.30	$33.94	$40.17	$55.37	$56.30	$64.20
Investment Activities:
Net investment income (loss)(b)	0.12	0.05	(0.30)	(0.71)	(0.88)	(1.04)
Net realized and unrealized gains (losses) on investments	(5.63)	3.33 (c)	(5.66)	(10.19)	(0.05)	(6.86)
Total income (loss) from investment activities	(5.51)	3.38	(5.96)	(10.90)	(0.93)	(7.90)
Distributions to Shareholders From:
Net realized gains on investments	—	(2.02)	(0.27)	(4.30)	—	—
Net Asset Value, End of Period	$29.79	$35.30	$33.94	$40.17	$55.37	$56.30
Total Return(d)	(15.61)%	10.97%	(14.85)%	(20.19)%	(1.70)%	(12.44)%
Ratios to Average Net Assets:
Gross expenses(e)	1.67%	1.67%	1.68%	1.68%	1.84%	2.51%
Net expenses(e)	1.67%	1.67%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.76%	0.17%	(0.81)%	(1.42)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$139	$657	$165	$396	$547	$548
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)         As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Not annualized for periods less than one year.

(e)          Annualized for periods less than one year.

(f)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 201

Investment Objective: The ProFund VP Short Nasdaq-100 seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(23)%
Swap Agreements	(77)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	45%
Communication Services	22%
Consumer Discretionary	17%
Health Care	8%
Consumer Staples	6%
Industrials	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%–2.40%, dated 6/28/19, due 7/1/19, total to be received $1,997,380	$1,997,000	$1,997,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,997,000)		1,997,000
TOTAL INVESTMENT SECURITIES (Cost $1,997,000)—97.8%		1,997,000
Net other assets (liabilities)—2.2%		44,499
NET ASSETS—100.0%		$2,041,499

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $364,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	3	9/23/19	$(461,625)	$(11,647)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/29/19	(2.67)%	$(1,183,010)	$(2,049)
Nasdaq-100 Index	UBS AG	7/29/19	(2.52)%	(384,568)	(676)
				$(1,567,578)	$(2,725)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

202 :: ProFund VP Short Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$1,997,000
Repurchase agreements, at value	1,997,000
Total Investment Securities, at value	1,997,000
Cash	554
Segregated cash balances for futures contracts with brokers	25,080
Segregated cash balances for swap agreements with custodian	600
Interest receivable	380
Receivable for capital shares issued	29,651
Prepaid expenses	38
TOTAL ASSETS	2,053,303
LIABILITIES:
Payable for capital shares redeemed	2,163
Unrealized depreciation on swap agreements	2,725
Variation margin on futures contracts	196
Advisory fees payable	1,412
Management services fees payable	188
Administration fees payable	172
Administrative services fees payable	1,365
Distribution fees payable	1,390
Transfer agency fees payable	132
Fund accounting fees payable	96
Compliance services fees payable	16
Other accrued expenses	1,949
TOTAL LIABILITIES	11,804
NET ASSETS	$2,041,499
NET ASSETS CONSIST OF:
Capital	$14,183,604
Total distributable earnings (loss)	(12,142,105)
NET ASSETS	$2,041,499
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	223,960
Net Asset Value (offering and redemption price per share)	$9.12

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$36,768
EXPENSES:
Advisory fees	11,577
Management services fees	1,544
Administration fees	1,295
Transfer agency fees	1,004
Administrative services fees	3,784
Distribution fees	3,859
Custody fees	255
Fund accounting fees	749
Trustee fees	53
Compliance services fees	16
Audit fees	1,357
Other fees	961
Total Gross Expenses before reductions	26,454
Expenses reduced and reimbursed by the Advisor	(69)
TOTAL NET EXPENSES	26,385
NET INVESTMENT INCOME (LOSS)	10,383
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(52,901)
Net realized gains (losses) on swap agreements	(416,369)
Change in net unrealized appreciation/depreciation on futures contracts	(47,580)
Change in net unrealized appreciation/depreciation on swap agreements	24,853
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(491,997)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(481,614)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Nasdaq-100 :: 203

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,383	$2,407
Net realized gains (losses) on investments	(469,270)	(32,172)
Change in net unrealized appreciation/depreciation on investments	(22,727)	16,901
Change in net assets resulting from operations	(481,614)	(12,864)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	64,563,816	70,434,825
Value of shares redeemed	(66,707,985)	(69,347,558)
Change in net assets resulting from capital transactions	(2,144,169)	1,087,267
Change in net assets	(2,625,783)	1,074,403
NET ASSETS:
Beginning of period	4,667,282	3,592,879
End of period	$2,041,499	$4,667,282
SHARE TRANSACTIONS:
Issued	6,555,601	6,952,854
Redeemed	(6,752,279)	(6,846,522)
Change in shares	(196,678)	106,332

See accompanying notes to financial statements.

204 :: ProFund VP Short Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$11.10		$11.43		$15.29	$17.00	$19.55	$24.25
Investment Activities:
Net investment income (loss)(b)	0.03		0.01		(0.11)	(0.24)	(0.29)	(0.37)
Net realized and unrealized gains (losses) on investments	(2.01)		(0.34)		(3.75)	(1.47)	(2.26)	(4.33)
Total income (loss) from investment activities	(1.98)		(0.33)		(3.86)	(1.71)	(2.55)	(4.70)
Net Asset Value, End of Period	$9.12		$11.10		$11.43	$15.29	$17.00	$19.55
Total Return(c)	(17.84)%		(2.89	)%(d)	(25.25)%	(10.06)%	(13.04)%	(19.38)%
Ratios to Average Net Assets:
Gross expenses(e)	1.72%		1.76%		1.72%	1.69%	1.77%	1.99%
Net expenses(e)	1.71	%(f)	1.66	%(d)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.67%		0.08	%(d)	(0.85)%	(1.42)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$2,041		$4,667		$3,593	$3,797	$2,811	$2,794
Portfolio turnover rate(g)	—		—		—	—	—	—

(a)         As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          Not annualized for periods less than one year.

(d)         During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. Had this reimbursement not occurred, the net expense ratio and net investment income (loss) ratio would have been 1.67% and 0.07%, respectively, and the total return would have been (2.90)%.

(e)          Annualized for periods less than one year.

(f)           The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 205

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results that, before fees and expenses, correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(21)%
Swap Agreements	(79)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index — Composition

% of Index
Financials	18%
Health Care	16%
Information Technology	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	7%
Utilities	4%
Materials	4%
Energy	3%
Communication Services	3%
Consumer Staples	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (96.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%–2.40%, dated 6/28/19, due 7/1/19, total to be received $1,434,273	$1,434,000	$1,434,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,434,000)		1,434,000
TOTAL INVESTMENT SECURITIES (Cost $1,434,000)—96.5%		1,434,000
Net other assets (liabilities)—3.5%		52,012
NET ASSETS—100.0%		$1,486,012

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $441,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	9/23/19	$(313,540)	$(8,518)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/29/19	(2.12)%	$(131,935)	$(1,330)
Russell 2000 Index	UBS AG	7/29/19	(1.87)%	(1,038,591)	(13,306)
				$(1,170,526)	$(14,636)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

206 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$1,434,000
Repurchase agreements, at value	1,434,000
Total Investment Securities, at value	1,434,000
Cash	187
Segregated cash balances for futures contracts with brokers	15,620
Interest receivable	273
Receivable for capital shares issued	89,172
Prepaid expenses	36
TOTAL ASSETS	1,539,288
LIABILITIES:
Payable for capital shares redeemed	27,966
Unrealized depreciation on swap agreements	14,636
Variation margin on futures contracts	3,580
Advisory fees payable	1,173
Management services fees payable	156
Administration fees payable	138
Administrative services fees payable	1,036
Distribution fees payable	1,044
Transfer agency fees payable	106
Fund accounting fees payable	77
Compliance services fees payable	14
Other accrued expenses	3,350
TOTAL LIABILITIES	53,276
NET ASSETS	$1,486,012
NET ASSETS CONSIST OF:
Capital	$6,548,322
Total distributable earnings (loss)	(5,062,310)
NET ASSETS	$1,486,012
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	121,431
Net Asset Value (offering and redemption price per share)	$12.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$27,081
EXPENSES:
Advisory fees	8,645
Management services fees	1,153
Administration fees	1,141
Transfer agency fees	887
Administrative services fees	3,100
Distribution fees	2,882
Custody fees	250
Fund accounting fees	659
Trustee fees	41
Compliance services fees	14
Audit fees	1,260
Other fees	1,345
Total Gross Expenses before reductions	21,377
Expenses reduced and reimbursed by the Advisor	(1,961)
TOTAL NET EXPENSES	19,416
NET INVESTMENT INCOME (LOSS)	7,665
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(31,343)
Net realized gains (losses) on swap agreements	(281,818)
Change in net unrealized appreciation/depreciation on futures contracts	(41,537)
Change in net unrealized appreciation/depreciation on swap agreements	20,990
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(333,708)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(326,043)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 207

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,665	$1,991
Net realized gains (losses) on investments	(313,161)	230,004
Change in net unrealized appreciation/depreciation on investments	(20,547)	(6,609)
Change in net assets resulting from operations	(326,043)	225,386
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,087,948	29,761,544
Value of shares redeemed	(23,207,098)	(28,937,728)
Change in net assets resulting from capital transactions	(1,119,150)	823,816
Change in net assets	(1,445,193)	1,049,202
NET ASSETS:
Beginning of period	2,931,205	1,882,003
End of period	$1,486,012	$2,931,205
SHARE TRANSACTIONS:
Issued	1,774,633	2,422,396
Redeemed	(1,857,652)	(2,362,872)
Change in shares	(83,019)	59,524

See accompanying notes to financial statements.

208 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$14.34		$12.99		$15.14	$19.31	$19.47	$21.45
Investment Activities:
Net investment income (loss)(b)	0.04		0.01		(0.12)	(0.26)	(0.31)	(0.35)
Net realized and unrealized gains (losses) on investments	(2.14)		1.34		(2.03)	(3.91)	0.15	(1.63)
Total income (loss) from investment activities	(2.10)		1.35		(2.15)	(4.17)	(0.16)	(1.98)
Net Asset Value, End of Period	$12.24		$14.34		$12.99	$15.14	$19.31	$19.47
Total Return(c)	(14.64)%		10.39	%(d)	(14.20)%	(21.60)%	(0.82)%	(9.23)%
Ratios to Average Net Assets:
Gross expenses(e)	1.86%		1.78%		1.70%	1.72%	1.74%	1.96%
Net expenses(e)	1.69	%(f)	1.68	%(d)	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.67%		0.10	%(d)	(0.87)%	(1.42)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$1,486		$2,931		$1,882	$2,087	$2,342	$1,856
Portfolio turnover rate(g)	—		—		—	—	—	—

(a)   As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on October 20, 2014.

(b)   Per share net investment income (loss) has been calculated using the average daily shares method.

(c)   Not annualized for periods less than one year.

(d)   During 2018, the Fund received a non-recurring reimbursement from a third party relating to expenses that were incurred in a prior year. The effect to the net expense ratio, net investment income (loss) ratio, and total return were each less than 0.005%.

(e)   Annualized for periods less than one year.

(f)    The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(g)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 209

Investment Objective: The ProFund VP Small-Cap seeks investment results that, before fees and expenses, correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Futures Contracts	10%
Swap Agreements	41%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Array BioPharma, Inc.	0.3%
Haemonetics Corp.	0.2%
Science Applications International Corp.	0.1%
Novocure, Ltd.	0.1%
Black Hills Corp.	0.1%

Russell 2000® Index — Composition

% of Index
Financials	18%
Health Care	16%
Information Technology	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	7%
Utilities	4%
Materials	4%
Energy	3%
Communication Services	3%
Consumer Staples	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (48.4%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	75	$1,416
1st Source Corp. (Banks)	50	2,320
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	325	2,958
8x8, Inc.* (Software)	250	6,025
AAON, Inc. (Building Products)	125	6,273
AAR Corp. (Aerospace & Defense)	100	3,679
Aaron’s, Inc. (Specialty Retail)	200	12,282
Abercrombie & Fitch Co.—Class A (Specialty Retail)	175	2,807
ABM Industries, Inc. (Commercial Services & Supplies)	175	7,000
Acacia Communications, Inc.* (Communications Equipment)	100	4,716
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	299	7,991
Acadia Realty Trust (Equity Real Estate Investment Trusts)	225	6,158
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	75	1,716
Acceleron Pharma, Inc.* (Biotechnology)	125	5,135
ACCO Brands Corp. (Commercial Services & Supplies)	275	2,164
ACI Worldwide, Inc.* (Software)	300	10,301
Actuant Corp.—Class A (Machinery)	150	3,722
Acushnet Holdings Corp. (Leisure Products)	100	2,626
Addus Homecare Corp.* (Health Care Providers & Services)	25	1,874
Adient PLC (Auto Components)	250	6,068
Adtalem Global Education, Inc.* (Diversified Consumer Services)	150	6,758
ADTRAN, Inc. (Communications Equipment)	125	1,906
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	200	6,382
Advanced Drainage Systems, Inc. (Building Products)	100	3,279
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,627
AdvanSix, Inc.* (Chemicals)	75	1,832
Adverum Biotechnologies, Inc.* (Biotechnology)	150	1,784
Aegion Corp.* (Construction & Engineering)	75	1,380
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	125	3,694
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	8,954
Aerovironment, Inc.* (Aerospace & Defense)	50	2,839
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	100	1,590
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	6,405
Aimmune Therapeutics, Inc.* (Biotechnology)	125	2,603
Air Transport Services Group, Inc.* (Air Freight & Logistics)	175	4,270
Aircastle, Ltd. (Trading Companies & Distributors)	150	3,189
AK Steel Holding Corp.* (Metals & Mining)	872	2,067
Akebia Therapeutics, Inc.* (Biotechnology)	325	1,573
Akorn, Inc.* (Pharmaceuticals)	250	1,288
Alamo Group, Inc. (Machinery)	25	2,498
Alarm.com Holdings, Inc.* (Software)	100	5,350
Albany International Corp.—Class A (Machinery)	75	6,218
Alder Biopharmaceuticals, Inc.* (Biotechnology)	200	2,354
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	200	4,620
Allakos, Inc.* (Biotechnology)	50	2,167
Allegheny Technologies, Inc.* (Metals & Mining)	349	8,794
Allegiance Bancshares, Inc.* (Banks)	50	1,667
Allegiant Travel Co. (Airlines)	25	3,588
ALLETE, Inc. (Electric Utilities)	150	12,482
Allogene Therapeutics, Inc.* (Biotechnology)	100	2,685
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	474	5,513

See accompanying notes to financial statements.

210 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Altair Engineering, Inc.*—Class A (Software)	100	$4,039
Altra Industrial Motion Corp. (Machinery)	175	6,279
Ambac Financial Group, Inc.* (Insurance)	125	2,106
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,413
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	150	1,400
Amedisys, Inc.* (Health Care Providers & Services)	100	12,140
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	5,890
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	325	4,147
American Eagle Outfitters, Inc. (Specialty Retail)	449	7,588
American Equity Investment Life Holding Co. (Insurance)	250	6,790
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	300	3,270
American Outdoor Brands Corp.* (Leisure Products)	150	1,352
American Public Education, Inc.* (Diversified Consumer Services)	50	1,479
American States Water Co. (Water Utilities)	100	7,523
American Vanguard Corp. (Chemicals)	75	1,156
American Woodmark Corp.* (Building Products)	50	4,231
America’s Car-Mart, Inc.* (Specialty Retail)	25	2,152
Ameris Bancorp (Banks)	175	6,858
AMERISAFE, Inc. (Insurance)	50	3,189
Amicus Therapeutics, Inc.* (Biotechnology)	649	8,099
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	275	2,052
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	125	6,781
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	250	1,793
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	100	2,111
AnaptysBio, Inc.* (Biotechnology)	75	4,232
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	100	1,969
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	25	2,055
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	50	2,031
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	75	4,478
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	449	1,477
Apellis Pharmaceuticals, Inc.* (Biotechnology)	125	3,168
Apogee Enterprises, Inc. (Building Products)	75	3,258
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	424	7,796
Appfolio, Inc.* (Software)	50	5,114
Appian Corp.* (Software)	75	2,705
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	6,153
ArcBest Corp. (Road & Rail)	75	2,108
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	50	4,711
Archrock, Inc. (Energy Equipment & Services)	349	3,699
Arcosa, Inc. (Construction & Engineering)	125	4,704
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	8,794
Ares Management Corp. (Capital Markets)	175	4,580
Argan, Inc. (Construction & Engineering)	50	2,028
Argo Group International Holdings, Ltd. (Insurance)	100	7,405
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	150	2,483
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	175	3,262
ArQule, Inc.* (Biotechnology)	275	3,028
Array BioPharma, Inc.* (Biotechnology)	624	28,909
Arrow Financial Corp. (Banks)	25	868
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	250	6,625
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,128
Arvinas, Inc.* (Pharmaceuticals)	50	1,100
Asbury Automotive Group, Inc.* (Specialty Retail)	50	4,217
ASGN, Inc.* (Professional Services)	150	9,089
Astec Industries, Inc. (Machinery)	75	2,442
Astronics Corp.* (Aerospace & Defense)	75	3,017
Atara Biotherapeutics, Inc.* (Biotechnology)	125	2,514
Athenex, Inc.* (Biotechnology)	175	3,465
Atkore International Group, Inc.* (Electrical Equipment)	125	3,234
Atlantic Union Bankshares (Banks)	225	7,949
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	75	3,348
ATN International, Inc. (Diversified Telecommunication Services)	25	1,443
AtriCure, Inc.* (Health Care Equipment & Supplies)	100	2,984
Audentes Therapeutics, Inc.* (Biotechnology)	125	4,733
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	125	5,451
Avaya Holdings Corp.*—Class C (Software)	300	3,573
Avis Budget Group, Inc.* (Road & Rail)	175	6,153
Avista Corp. (Multi-Utilities)	175	7,805
AVX Corp. (Electronic Equipment, Instruments & Components)	125	2,075
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,505
AxoGen, Inc.* (Health Care Equipment & Supplies)	100	1,980
Axon Enterprise, Inc.* (Aerospace & Defense)	175	11,236
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	50	2,049
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	150	4,088
Axsome Therapeutics, Inc.* (Pharmaceuticals)	75	1,931
AZZ, Inc. (Electrical Equipment)	75	3,452
B&G Foods, Inc.—Class A (Food Products)(a)	175	3,640
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	75	4,477
Balchem Corp. (Chemicals)	100	9,996
Banc of California, Inc. (Banks)	125	1,746
Bancfirst Corp. (Banks)	50	2,783
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	75	1,562
BancorpSouth Bank (Banks)	275	7,986
Bandwidth, Inc.* (Diversified Telecommunication Services)	50	3,751

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 211

Common Stocks, continued

	Shares	Value
Bank of Marin BanCorp (Banks)	25	$1,026
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	150	5,094
Banner Corp. (Banks)	100	5,415
Barnes Group, Inc. (Machinery)	125	7,042
Barrett Business Services, Inc. (Professional Services)	25	2,065
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	200	7,344
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	349	4,055
Belden, Inc. (Electronic Equipment, Instruments & Components)	100	5,957
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	2,512
Benefitfocus, Inc.* (Software)	75	2,036
Berkshire Hills Bancorp, Inc. (Banks)	125	3,924
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	175	1,855
Big Lots, Inc. (Multiline Retail)	100	2,861
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	100	4,379
BioTelemetry, Inc.* (Health Care Providers & Services)	100	4,815
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	50	2,197
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	325	8,580
Black Hills Corp. (Multi-Utilities)	175	13,679
Blackbaud, Inc. (Software)	125	10,437
Blackline, Inc.* (Software)	125	6,689
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	349	12,416
Bloom Energy Corp.* (Electrical Equipment)	150	1,841
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	250	4,728
Blucora, Inc.* (Capital Markets)	125	3,796
Blueprint Medicines Corp.* (Biotechnology)	125	11,790
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	175	3,710
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	125	2,246
Boise Cascade Co. (Paper & Forest Products)	100	2,811
Boot Barn Holdings, Inc.* (Specialty Retail)	75	2,673
Boston Private Financial Holdings, Inc. (Banks)	225	2,716
Bottomline Technologies, Inc.* (Software)	125	5,530
Box, Inc.*—Class A (Software)	399	7,026
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	225	6,062
Brady Corp.—Class A (Commercial Services & Supplies)	125	6,165
Bridge BanCorp, Inc. (Banks)	50	1,473
BrightSphere Investment Group PLC (Capital Markets)	200	2,282
Brightview Holdings, Inc.* (Commercial Services & Supplies)	75	1,403
Brinker International, Inc. (Hotels, Restaurants & Leisure)	100	3,935
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	524	3,778
Brookline Bancorp, Inc. (Banks)	225	3,461
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	200	7,750
Bryn Mawr Bank Corp. (Banks)	50	1,866
Builders FirstSource, Inc.* (Building Products)	324	5,463
Byline BanCorp, Inc.* (Banks)	75	1,434
C&J Energy Services, Inc.* (Energy Equipment & Services)	175	2,062
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	8,255
Cactus, Inc.*—Class A (Energy Equipment & Services)	125	4,140
Cadence BanCorp (Banks)	349	7,259
CAI International, Inc.* (Trading Companies & Distributors)	50	1,241
Calavo Growers, Inc. (Food Products)	50	4,837
Caleres, Inc. (Specialty Retail)	125	2,490
California Resources Corp.* (Oil, Gas & Consumable Fuels)	125	2,460
California Water Service Group (Water Utilities)	125	6,329
Callaway Golf Co. (Leisure Products)	250	4,289
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	649	4,277
Cal-Maine Foods, Inc. (Food Products)	100	4,172
Cambrex Corp.* (Life Sciences Tools & Services)	100	4,681
Camden National Corp. (Banks)	50	2,294
Cannae Holdings, Inc.* (Diversified Financial Services)	200	5,796
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	374	5,150
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	225	1,879
Cara Therapeutics, Inc.* (Biotechnology)	100	2,150
Carbon Black, Inc.* (Software)	150	2,508
Carbonite, Inc.* (IT Services)	100	2,604
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	100	4,293
Cardtronics PLC*—Class A (IT Services)	100	2,732
CareDx, Inc.* (Biotechnology)	125	4,499
Career Education Corp.* (Diversified Consumer Services)	200	3,814
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	275	6,540
Cargurus, Inc.* (Interactive Media & Services)	200	7,222
Carolina Financial Corp. (Banks)	50	1,755
Carpenter Technology Corp. (Metals & Mining)	125	5,998
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	250	2,505
Cars.com, Inc.* (Interactive Media & Services)	200	3,944
Carter Bank & Trust* (Banks)	75	1,481
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	125	4,954
Cass Information Systems, Inc. (IT Services)	50	2,424
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	125	1,306
Cathay General Bancorp, Inc. (Banks)	225	8,080
Cavco Industries, Inc.* (Household Durables)	25	3,939
CBIZ, Inc.* (Professional Services)	150	2,939
CBTX, Inc. (Banks)	50	1,407
CenterState Banks, Inc. (Banks)	349	8,037
Central Garden & Pet Co.*—Class A (Household Products)	125	3,080
Central Pacific Financial Corp. (Banks)	75	2,247
Century Communities, Inc.* (Household Durables)	75	1,994

See accompanying notes to financial statements.

212 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Cerus Corp.* (Health Care Equipment & Supplies)	374	$2,102
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,218
Chart Industries, Inc.* (Machinery)	100	7,687
Chase Corp. (Chemicals)	25	2,691
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	125	2,359
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	75	2,630
Chegg, Inc.* (Diversified Consumer Services)	325	12,541
Chemical Financial Corp. (Banks)	200	8,221
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	175	4,974
Chesapeake Utilities Corp. (Gas Utilities)	50	4,751
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	100	11,506
Cimpress N.V.* (Commercial Services & Supplies)	50	4,545
CIRCOR International, Inc.* (Machinery)	50	2,300
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	175	7,648
Cision, Ltd.* (Software)	250	2,933
City Holding Co. (Banks)	50	3,813
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	100	1,199
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	100	1,618
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	200	3,372
Cleveland-Cliffs, Inc. (Metals & Mining)	799	8,524
Cloudera, Inc.* (Software)	649	3,414
Clovis Oncology, Inc.* (Biotechnology)	125	1,859
CNO Financial Group, Inc. (Insurance)	449	7,488
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	549	4,013
Coca-Cola Consolidated, Inc. (Beverages)	25	7,481
Codexis, Inc.* (Life Sciences Tools & Services)	150	2,765
Coeur Mining, Inc.* (Metals & Mining)	574	2,491
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	7,420
Cohen & Steers, Inc. (Capital Markets)	75	3,858
Coherus Biosciences, Inc.* (Biotechnology)	175	3,868
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	125	1,929
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	100	1,315
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	225	3,488
Columbia Banking System, Inc. (Banks)	200	7,236
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	150	2,265
Columbus McKinnon Corp. (Machinery)	75	3,148
Comfort Systems USA, Inc. (Construction & Engineering)	100	5,099
Commercial Metals Co. (Metals & Mining)	325	5,801
Community Bank System, Inc. (Banks)	150	9,875
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	50	1,971
Community Trust Bancorp, Inc. (Banks)	50	2,115
CommVault Systems, Inc.* (Software)	100	4,962
Compass Minerals International, Inc. (Metals & Mining)	100	5,495
Comtech Telecommunications Corp. (Communications Equipment)	75	2,108
Conduent, Inc.* (IT Services)	474	4,546
CONMED Corp. (Health Care Equipment & Supplies)	75	6,418
Connecticut Water Service, Inc. (Water Utilities)	25	1,743
ConnectOne Bancorp, Inc. (Banks)	100	2,266
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	75	1,996
Continental Building Products, Inc.* (Building Products)	100	2,657
Control4 Corp.* (Electronic Equipment, Instruments & Components)	75	1,781
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	2,595
Cooper Tire & Rubber Co. (Auto Components)	150	4,733
Cooper-Standard Holding, Inc.* (Auto Components)	50	2,291
Corcept Therapeutics, Inc.* (Pharmaceuticals)	275	3,066
Corecivic, Inc. (Equity Real Estate Investment Trusts)	325	6,747
Core-Mark Holding Co., Inc. (Distributors)	125	4,965
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	25	992
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	125	1,549
Cornerstone OnDemand, Inc.* (Software)	150	8,689
CorVel Corp.* (Health Care Providers & Services)	25	2,175
Covanta Holding Corp. (Commercial Services & Supplies)	325	5,821
Cowen Group, Inc.*—Class A (Capital Markets)	75	1,289
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	50	8,537
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	125	4,353
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	175	3,456
CryoLife, Inc.* (Health Care Equipment & Supplies)	100	2,993
CryoPort, Inc.* (Health Care Equipment & Supplies)	75	1,374
CSG Systems International, Inc. (IT Services)	100	4,883
CSW Industrials, Inc. (Building Products)	50	3,408
CTS Corp. (Electronic Equipment, Instruments & Components)	100	2,758
Cubic Corp. (Aerospace & Defense)	100	6,448
Cushman & Wakefield PLC* (Real Estate Management & Development)	275	4,917
Customers Bancorp, Inc.* (Banks)	75	1,575
CVB Financial Corp. (Banks)	375	7,886
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	75	3,749
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	200	1,432
Cytokinetics, Inc.* (Biotechnology)	150	1,688
Cytomx Therapeutics, Inc.* (Biotechnology)	125	1,403
Dana Holding Corp. (Auto Components)	399	7,955
Darling Ingredients, Inc.* (Food Products)	449	8,930
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	100	4,047

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 213

Common Stocks, continued

	Shares	Value
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	75	$13,197
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	9,116
Deluxe Corp. (Commercial Services & Supplies)	125	5,083
Denali Therapeutics, Inc.* (Biotechnology)	125	2,595
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,273	1,579
Denny’s Corp.* (Hotels, Restaurants & Leisure)	175	3,593
Dermira, Inc.* (Pharmaceuticals)	125	1,195
Designer Brands, Inc. (Specialty Retail)	175	3,355
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	250	1,478
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)(a)	175	1,552
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	574	5,935
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	150	2,363
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	225	2,061
Digimarc Corp.* (Software)	25	1,110
Dillard’s, Inc.—Class A (Multiline Retail)	25	1,557
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	100	1,899
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	50	4,774
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	4,546
DMC Global, Inc. (Machinery)	50	3,168
Domo, Inc.* (Software)	50	1,366
Dorman Products, Inc.* (Auto Components)	75	6,536
Douglas Dynamics, Inc. (Machinery)	75	2,984
Dril-Quip, Inc.* (Energy Equipment & Services)	100	4,799
Ducommun, Inc.* (Aerospace & Defense)	25	1,127
DXP Enterprises, Inc.* (Trading Companies & Distributors)	50	1,895
Dycom Industries, Inc.* (Construction & Engineering)	75	4,415
Eagle Bancorp, Inc. (Banks)	100	5,413
Eagle Pharmaceuticals, Inc.* (Biotechnology)	25	1,392
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	200	3,622
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	11,597
Ebix, Inc. (Software)	75	3,767
Echo Global Logistics, Inc.* (Air Freight & Logistics)	75	1,565
Edgewell Personal Care Co.* (Personal Products)	150	4,042
Editas Medicine, Inc.* (Biotechnology)	150	3,711
eHealth, Inc.* (Insurance)	75	6,458
El Paso Electric Co. (Electric Utilities)	125	8,175
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	175	8,062
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	125	4,613
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	75	1,348
EMCOR Group, Inc. (Construction & Engineering)	150	13,214
Emergent BioSolutions, Inc.* (Biotechnology)	125	6,039
Employers Holdings, Inc. (Insurance)	100	4,227
Enanta Pharmaceuticals, Inc.* (Biotechnology)	50	4,219
Encore Capital Group, Inc.* (Consumer Finance)	75	2,540
Encore Wire Corp. (Electrical Equipment)	50	2,929
Endo International PLC* (Pharmaceuticals)	624	2,571
EnerSys (Electrical Equipment)	125	8,562
Ennis, Inc. (Commercial Services & Supplies)	75	1,539
Enova International, Inc.* (Consumer Finance)	100	2,305
Enphase Energy, Inc.* (Electrical Equipment)	250	4,558
EnPro Industries, Inc. (Machinery)	50	3,192
Enstar Group, Ltd.* (Insurance)	25	4,357
Entercom Communications Corp.—Class A (Media)	349	2,024
Enterprise Financial Services Corp. (Banks)	75	3,120
Envestnet, Inc.* (Software)	125	8,546
Epizyme, Inc.* (Biotechnology)	225	2,824
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	25	1,724
ESCO Technologies, Inc. (Machinery)	75	6,197
Esperion Therapeutics, Inc.* (Biotechnology)	75	3,489
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	275	12,921
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	150	3,006
Ethan Allen Interiors, Inc. (Household Durables)	75	1,580
Eventbrite, Inc.* (Interactive Media & Services)	100	1,620
Everbridge, Inc.* (Software)	100	8,941
Everi Holdings, Inc.* (IT Services)	200	2,386
EVERTEC, Inc. (IT Services)	175	5,723
Evo Payments, Inc.* (IT Services)	100	3,153
Evolent Health, Inc.* (Health Care Technology)	200	1,590
Evoqua Water Technologies Corp.* (Machinery)	200	2,848
ExlService Holdings, Inc.* (IT Services)	100	6,613
Exponent, Inc. (Professional Services)	150	8,780
Exterran Corp.* (Energy Equipment & Services)	100	1,422
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	275	1,191
Extreme Networks, Inc.* (Communications Equipment)	325	2,103
EZCORP, Inc.*—Class A (Consumer Finance)	150	1,421
Fabrinet* (Electronic Equipment, Instruments & Components)	100	4,967
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	50	2,629
Fate Therapeutics, Inc.* (Biotechnology)	150	3,045
FB Financial Corp. (Banks)	50	1,830
FBL Financial Group, Inc.—Class A (Insurance)	25	1,595
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	25	1,817
Federal Signal Corp. (Machinery)	175	4,681
Federated Investors, Inc.—Class B (Capital Markets)	275	8,937
Ferro Corp.* (Chemicals)	225	3,555
FGL Holdings (Diversified Financial Services)	400	3,360
FibroGen, Inc.* (Biotechnology)	225	10,165
Fidelity Southern Corp. (Banks)	75	2,323
Financial Institutions, Inc. (Banks)	50	1,458
Finisar Corp.* (Communications Equipment)(a)	325	7,433
First Bancorp (Banks)	75	2,732
First BanCorp. (Banks)	599	6,613
First Bancshares, Inc. (The) (Banks)	50	1,517
First Busey Corp. (Banks)	150	3,962

See accompanying notes to financial statements.

214 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
First Cmnty Bancshares, Inc. Nev (Banks)	50	$1,688
First Commonwealth Financial Corp. (Banks)	275	3,704
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	50	1,429
First Financial Bancorp (Banks)	275	6,661
First Financial Bankshares, Inc. (Banks)	374	11,514
First Financial Corp. (Banks)	25	1,004
First Foundation, Inc. (Banks)	100	1,344
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	12,821
First Interstate Bancsys—Class A (Banks)	100	3,961
First Merchants Corp. (Banks)	150	5,685
First Mid Bancshares, Inc. (Banks)	50	1,746
First Midwest Bancorp, Inc. (Banks)	300	6,141
First of Long Island Corp. (The) (Banks)	75	1,506
FirstCash, Inc. (Consumer Finance)	125	12,502
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	624	2,746
Five9, Inc.* (Software)	175	8,975
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	75	2,486
Fluidigm Corp.* (Life Sciences Tools & Services)	200	2,464
Flushing Financial Corp. (Banks)	75	1,665
Focus Financial Partners, Inc.* (Capital Markets)	75	2,048
ForeScout Technologies, Inc.* (Software)	125	4,233
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	200	3,134
Forrester Research, Inc. (Professional Services)	25	1,176
Forward Air Corp. (Air Freight & Logistics)	75	4,437
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	125	1,438
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	5,466
Fox Factory Holding Corp.* (Auto Components)	100	8,250
Franklin Electric Co., Inc. (Machinery)	125	5,938
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	299	2,207
Frank’s International N.V.* (Energy Equipment & Services)	300	1,638
Fresh Del Monte Produce, Inc. (Food Products)	75	2,021
Freshpet, Inc.* (Food Products)	75	3,413
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	150	1,833
FTI Consulting, Inc.* (Professional Services)	100	8,384
Fulton Financial Corp. (Banks)	449	7,350
Funko, Inc.* (Distributors)	50	1,211
G1 Therapeutics, Inc.* (Biotechnology)	100	3,066
GameStop Corp.—Class A (Specialty Retail)	275	1,504
Gannett Co., Inc. (Media)	300	2,448
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	125	1,800
GATX Corp. (Trading Companies & Distributors)	100	7,929
GCP Applied Technologies, Inc.* (Chemicals)	150	3,396
Generac Holdings, Inc.* (Electrical Equipment)	175	12,146
Genesco, Inc.* (Specialty Retail)	50	2,115
Genomic Health, Inc.* (Biotechnology)	75	4,363
Gentherm, Inc.* (Auto Components)	100	4,183
Genworth Financial, Inc.*—Class A (Insurance)	1,423	5,279
German American BanCorp, Inc. (Banks)	75	2,259
Getty Realty Corp. (Equity Real Estate Investment Trusts)	100	3,076
Gibraltar Industries, Inc.* (Building Products)	100	4,036
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	3,678
Glacier Bancorp, Inc. (Banks)	225	9,123
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	75	1,592
Glaukos Corp.* (Health Care Equipment & Supplies)	100	7,540
Global Blood Therapeutics, Inc.* (Biotechnology)	150	7,889
Global Brass & Copper Holdings, Inc. (Machinery)	50	2,187
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	4,415
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	225	9,518
Glu Mobile, Inc.* (Entertainment)	325	2,334
Gms, Inc.* (Trading Companies & Distributors)	100	2,200
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	275	5,082
Goosehead Insurance, Inc. (Insurance)	25	1,195
GoPro, Inc.*—Class A (Household Durables)	350	1,911
Gorman-Rupp Co. (Machinery)	50	1,642
Gossamer Bio, Inc.* (Biotechnology)	50	1,109
Granite Construction, Inc. (Construction & Engineering)	125	6,023
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	150	2,879
Gray Television, Inc.* (Media)	250	4,098
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	175	1,932
Great Southern BanCorp, Inc. (Banks)	25	1,496
Great Western Bancorp, Inc. (Banks)	150	5,358
Green Dot Corp.*—Class A (Consumer Finance)	150	7,334
Greif, Inc.—Class A (Containers & Packaging)	75	2,441
Griffon Corp. (Building Products)	100	1,692
Group 1 Automotive, Inc. (Specialty Retail)	50	4,095
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,273	4,557
GTT Communications, Inc.* (IT Services)(a)	100	1,760
GUESS?, Inc. (Specialty Retail)	150	2,423
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	449	2,205
H&E Equipment Services, Inc. (Trading Companies & Distributors)	100	2,909
H.B. Fuller Co. (Chemicals)	150	6,960
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	18,050
Halozyme Therapeutics, Inc.* (Biotechnology)	399	6,855
Hamilton Lane, Inc. (Capital Markets)	50	2,853
Hancock Holding Co. (Banks)	250	10,014
Hanger, Inc.* (Health Care Providers & Services)	100	1,915
Hanmi Financial Corp. (Banks)	75	1,670
Hannon Armstrong Sustainable, Inc.—Class I (Mortgage Real Estate Investment Trusts)	175	4,932
Harmonic, Inc.* (Communications Equipment)	250	1,388
Harsco Corp.* (Machinery)	225	6,174
Hawaiian Holdings, Inc. (Airlines)	125	3,429
Hawkins, Inc. (Chemicals)	25	1,085
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	349	10,930
Healthcare Services Group, Inc. (Commercial Services & Supplies)	200	6,064

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 215

Common Stocks, continued

	Shares	Value
HealthEquity, Inc.* (Health Care Providers & Services)	175	$11,444
HealthStream, Inc.* (Health Care Technology)	75	1,940
Heartland Express, Inc. (Road & Rail)	125	2,259
Heartland Financial USA, Inc. (Banks)	100	4,473
Hecla Mining Co. (Metals & Mining)	1,348	2,426
Heidrick & Struggles International, Inc. (Professional Services)	50	1,499
Helen of Troy, Ltd.* (Household Durables)	75	9,793
Helios Technologies, Inc. (Machinery)	75	3,481
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	399	3,443
Herc Holdings, Inc.* (Trading Companies & Distributors)	75	3,437
Heritage Commerce Corp. (Banks)	125	1,531
Heritage Financial Corp. (Banks)	100	2,954
Herman Miller, Inc. (Commercial Services & Supplies)	175	7,822
Heron Therapeutics, Inc.* (Biotechnology)	200	3,718
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	100	1,654
Hertz Global Holdings, Inc.* (Road & Rail)	275	4,389
Heska Corp.* (Health Care Equipment & Supplies)	25	2,129
HFF, Inc.—Class A (Real Estate Management & Development)	100	4,548
Hillenbrand, Inc. (Machinery)	175	6,925
Hilltop Holdings, Inc. (Banks)	200	4,254
HMS Holdings Corp.* (Health Care Technology)	250	8,098
HNI Corp. (Commercial Services & Supplies)	125	4,423
Home BancShares, Inc. (Banks)	424	8,165
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	75	2,223
Homology Medicines, Inc.* (Biotechnology)	75	1,468
Hope Bancorp, Inc. (Banks)	349	4,809
Horace Mann Educators Corp. (Insurance)	125	5,036
Horizon BanCorp, Inc. (Banks)	100	1,634
Hostess Brands, Inc.* (Food Products)	275	3,971
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	300	1,728
Houlihan Lokey, Inc. (Capital Markets)	100	4,453
Hub Group, Inc.*—Class A (Air Freight & Logistics)	100	4,198
Hudson, Ltd.*—Class A (Specialty Retail)	100	1,379
Huron Consulting Group, Inc.* (Professional Services)	75	3,779
Hyster-Yale Materials Handling, Inc. (Machinery)	25	1,382
IBERIABANK Corp. (Banks)	150	11,377
ICF International, Inc. (Professional Services)	50	3,640
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	50	1,182
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	6,398
IMAX Corp.* (Entertainment)	150	3,029
Immunomedics, Inc.* (Biotechnology)	499	6,920
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,431
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	250	2,893
Independent Bank Corp. (Banks)	100	7,615
Independent Bank Corp./MI (Banks)	75	1,634
Independent Bank Group, Inc. (Banks)	100	5,496
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	175	3,644
Infinera Corp.* (Communications Equipment)	499	1,452
Ingevity Corp.* (Chemicals)	125	13,145
Ingles Markets, Inc. (Food & Staples Retailing)	50	1,557
Innophos Holdings, Inc. (Chemicals)	50	1,456
Innospec, Inc. (Chemicals)	75	6,843
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	25	3,089
Innoviva, Inc.* (Pharmaceuticals)	175	2,548
Inogen, Inc.* (Health Care Equipment & Supplies)	50	3,338
Inovalon Holdings, Inc.* (Health Care Technology)	200	2,902
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	125	6,263
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	100	5,820
Insmed, Inc.* (Biotechnology)	225	5,760
Insperity, Inc. (Professional Services)	100	12,213
Inspire Medical Systems, Inc.* (Health Care Technology)	25	1,516
Installed Building Products, Inc.* (Household Durables)	75	4,442
Instructure, Inc.* (Software)	100	4,250
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	8,392
Intellia Therapeutics, Inc.* (Biotechnology)	100	1,637
Intelsat S.A.* (Diversified Telecommunication Services)	200	3,890
Inter Parfums, Inc. (Personal Products)	50	3,325
Intercept Pharmaceuticals, Inc.* (Biotechnology)	75	5,968
InterDigital, Inc. (Communications Equipment)	100	6,440
Interface, Inc. (Commercial Services & Supplies)	175	2,683
International Bancshares Corp. (Banks)	150	5,657
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	75	1,425
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	75	3,367
Intersect ENT, Inc.* (Pharmaceuticals)	75	1,707
INTL FCStone, Inc.* (Capital Markets)	50	1,980
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	125	1,623
Intrexon Corp.* (Biotechnology)(a)	200	1,532
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	349	5,625
Investors Bancorp, Inc. (Banks)	649	7,236
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	25	1,467
Invitae Corp.* (Biotechnology)	250	5,875
Iovance Biotherapeutics, Inc.* (Biotechnology)	325	7,968
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	75	5,931
Iridium Communications, Inc.* (Diversified Telecommunication Services)	275	6,397
iRobot Corp.* (Household Durables)	75	6,872
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	424	4,639
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	175	2,174
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	6,257

See accompanying notes to financial statements.

216 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
J & J Snack Foods Corp. (Food Products)	50	$8,048
j2 Global, Inc. (Software)	125	11,110
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	6,104
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	1,447
James River Group Holdings, Ltd. (Insurance)	75	3,518
Jeld-Wen Holding, Inc.* (Building Products)	200	4,246
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	50	1,025
John B. Sanfilippo & Son, Inc. (Food Products)	25	1,992
John Bean Technologies Corp. (Machinery)	75	9,084
K12, Inc.* (Diversified Consumer Services)	100	3,041
Kadant, Inc. (Machinery)	25	2,270
Kaiser Aluminum Corp. (Metals & Mining)	50	4,881
Kaman Corp.—Class A (Trading Companies & Distributors)	75	4,777
KB Home (Household Durables)	225	5,789
KBR, Inc. (Construction & Engineering)	399	9,951
Kearny Financial Corp. (Thrifts & Mortgage Finance)	225	2,990
Kelly Services, Inc.—Class A (Professional Services)	100	2,619
KEMET Corp. (Electronic Equipment, Instruments & Components)	150	2,822
Kennametal, Inc. (Machinery)	225	8,322
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	349	7,179
Kforce, Inc. (Professional Services)	75	2,632
Kimball International, Inc.—Class B (Commercial Services & Supplies)	100	1,743
Kinsale Capital Group, Inc. (Insurance)	50	4,574
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	225	3,404
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	75	1,494
Knoll, Inc. (Commercial Services & Supplies)	125	2,873
Knowles Corp.* (Electronic Equipment, Instruments & Components)	225	4,120
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	125	3,503
Koppers Holdings, Inc.* (Chemicals)	50	1,468
Korn/Ferry International (Professional Services)	150	6,011
Kraton Performance Polymers, Inc.* (Chemicals)	100	3,107
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	250	5,723
Kura Oncology, Inc.* (Biotechnology)	75	1,477
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	300	4,983
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	325	1,115
Lakeland Bancorp, Inc. (Banks)	125	2,019
Lakeland Financial Corp. (Banks)	75	3,512
Lancaster Colony Corp. (Food Products)	50	7,430
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	100	2,830
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	499	1,447
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	349	5,092
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	275	4,320
La-Z-Boy, Inc. (Household Durables)	125	3,833
LCI Industries (Auto Components)	75	6,749
LegacyTexas Financial Group, Inc. (Banks)	125	5,089
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	50	1,399
LendingClub Corp.* (Consumer Finance)	924	3,031
Lexington Realty Trust (Equity Real Estate Investment Trusts)	649	6,107
LGI Homes, Inc.* (Household Durables)	50	3,572
LHC Group, Inc.* (Health Care Providers & Services)	75	8,968
Liberty Braves Group*—Class C (Entertainment)	100	2,797
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	150	7,168
Liberty Latin America, Ltd.*—Class A (Media)	125	2,154
Liberty Latin America, Ltd.*—Class C (Media)	325	5,586
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	125	2,023
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	200	2,480
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	50	5,708
Lindsay Corp. (Machinery)	25	2,055
Lithia Motors, Inc.—Class A (Specialty Retail)	50	5,939
LivaNova PLC* (Health Care Equipment & Supplies)	125	8,995
Live Oak Bancshares, Inc. (Banks)	75	1,286
Livent Corp.* (Chemicals)	399	2,761
LivePerson, Inc.* (Software)	175	4,907
LiveRamp Holdings, Inc.* (IT Services)	200	9,695
Loral Space & Communications, Inc.* (Media)	25	863
Louisiana-Pacific Corp. (Paper & Forest Products)	349	9,150
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	100	4,566
Lumentum Holdings, Inc.* (Communications Equipment)	225	12,017
Luminex Corp. (Life Sciences Tools & Services)	125	2,580
Luxfer Holdings PLC (Machinery)	75	1,839
M.D.C. Holdings, Inc. (Household Durables)	150	4,917
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,891
M/I Homes, Inc.* (Household Durables)	75	2,141
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	250	5,823
MacroGenics, Inc.* (Biotechnology)	125	2,121
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	25	2,620
Magellan Health, Inc.* (Health Care Providers & Services)	50	3,712
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	275	3,185
Malibu Boats, Inc.* (Leisure Products)	50	1,943
Mallinckrodt PLC* (Pharmaceuticals)	225	2,066
ManTech International Corp.—Class A (IT Services)	75	4,939
Marcus & Millichap, Inc.* (Real Estate Management & Development)	75	2,314

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 217

Common Stocks, continued

	Shares	Value
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	125	$12,049
Marten Transport, Ltd. (Road & Rail)	100	1,815
Masonite International Corp.* (Building Products)	75	3,951
MasTec, Inc.* (Construction & Engineering)	175	9,018
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	299	5,943
Materion Corp. (Metals & Mining)	50	3,391
Matrix Service Co.* (Energy Equipment & Services)	75	1,520
Matson, Inc. (Marine)	125	4,856
Matthews International Corp.—Class A (Commercial Services & Supplies)	75	2,614
Maxar Technologies, Inc. (Aerospace & Defense)	175	1,369
MAXIMUS, Inc. (IT Services)	175	12,694
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	175	4,102
MBIA, Inc.* (Insurance)	225	2,095
McDermott International, Inc.* (Energy Equipment & Services)	499	4,819
McGrath RentCorp (Commercial Services & Supplies)	75	4,661
Medifast, Inc. (Personal Products)	25	3,208
Medpace Holdings* (Life Sciences Tools & Services)	75	4,907
Mercantile Bank Corp. (Banks)	50	1,629
Mercury Systems, Inc.* (Aerospace & Defense)	150	10,552
Meredith Corp. (Media)	100	5,506
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	125	2,236
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	125	1,485
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	8,934
Meritage Homes Corp.* (Household Durables)	100	5,134
Meritor, Inc.* (Machinery)	225	5,456
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	100	2,805
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	100	2,857
MGE Energy, Inc. (Electric Utilities)	100	7,308
MGP Ingredients, Inc. (Beverages)	25	1,658
MicroStrategy, Inc.*—Class A (Software)	25	3,583
Middlesex Water Co. (Water Utilities)	50	2,963
Midland States BanCorp, Inc. (Banks)	50	1,336
Milacron Holdings Corp.* (Machinery)	200	2,760
Minerals Technologies, Inc. (Chemicals)	100	5,351
Mirati Therapeutics, Inc.* (Biotechnology)	75	7,724
Mobile Mini, Inc. (Commercial Services & Supplies)	125	3,804
MobileIron, Inc.* (Software)	275	1,705
Model N, Inc.* (Software)	100	1,950
Modine Manufacturing Co.* (Auto Components)	150	2,147
Moelis & Co. (Capital Markets)	125	4,369
Momenta Pharmaceuticals, Inc.* (Biotechnology)	275	3,424
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	25	1,069
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	250	3,388
Monotype Imaging Holdings, Inc. (Software)	125	2,105
Monro Muffler Brake, Inc. (Specialty Retail)	100	8,530
Moog, Inc.—Class A (Aerospace & Defense)	100	9,360
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	50	1,350
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	225	1,802
MRC Global, Inc.* (Trading Companies & Distributors)	225	3,852
MSA Safety, Inc. (Commercial Services & Supplies)	100	10,538
MSG Networks, Inc.*—Class A (Media)	175	3,630
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	50	2,927
Mueller Industries, Inc. (Machinery)	150	4,391
Mueller Water Products, Inc.—Class A (Machinery)	449	4,409
Multi-Color Corp. (Commercial Services & Supplies)	50	2,499
Murphy USA, Inc.* (Specialty Retail)	75	6,302
Myers Industries, Inc. (Containers & Packaging)	100	1,927
Myokardia, Inc.* (Pharmaceuticals)	125	6,267
MYR Group, Inc.* (Construction & Engineering)	50	1,868
Myriad Genetics, Inc.* (Biotechnology)	200	5,556
Nabors Industries, Ltd. (Energy Equipment & Services)	974	2,825
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	75	2,603
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	100	3,035
Natera, Inc.* (Biotechnology)	150	4,137
National Bank Holdings Corp. (Banks)	75	2,723
National Beverage Corp. (Beverages)	25	1,116
National General Holdings Corp. (Insurance)	200	4,588
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,753
National Healthcare Corp. (Health Care Providers & Services)	25	2,029
National Presto Industries, Inc. (Aerospace & Defense)	25	2,332
National Research Corp. (Health Care Providers & Services)	25	1,440
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	4,341
National Vision Holdings, Inc.* (Specialty Retail)	200	6,146
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	2,569
Navigant Consulting, Inc. (Professional Services)	100	2,319
Navistar International Corp.* (Machinery)	150	5,168
NBT Bancorp, Inc. (Banks)	125	4,689
Neenah, Inc. (Paper & Forest Products)	50	3,378
Nelnet, Inc.—Class A (Consumer Finance)	50	2,961
Neogen Corp.* (Health Care Equipment & Supplies)	150	9,317
NeoGenomics, Inc.* (Life Sciences Tools & Services)	249	5,463
NETGEAR, Inc.* (Communications Equipment)	75	1,897

See accompanying notes to financial statements.

218 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
NetScout Systems, Inc.* (Communications Equipment)	200	$5,078
Nevro Corp.* (Health Care Equipment & Supplies)	75	4,862
New Jersey Resources Corp. (Gas Utilities)	250	12,443
New Media Investment Group, Inc. (Media)	175	1,652
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	225	1,512
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	574	3,559
Newmark Group, Inc. (Real Estate Management & Development)	399	3,583
Newpark Resources, Inc.* (Energy Equipment & Services)	250	1,855
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	50	2,070
NextGen Healthcare, Inc.* (Health Care Technology)	150	2,985
NIC, Inc. (IT Services)	175	2,807
Nicolet Bankshares, Inc.* (Banks)	25	1,552
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	100	1,920
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	175	4,968
Noble Corp. PLC* (Energy Equipment & Services)	699	1,307
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	774	1,494
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	125	1,951
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	125	2,054
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	275	4,843
Northwest Natural Holding Co. (Gas Utilities)	75	5,213
NorthWestern Corp. (Multi-Utilities)	150	10,823
Novagold Resources, Inc.* (Metals & Mining)	649	3,836
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	9,429
Novocure, Ltd.* (Health Care Equipment & Supplies)	225	14,227
NOW, Inc.* (Trading Companies & Distributors)	300	4,428
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	8,781
NV5 Global, Inc.* (Construction & Engineering)	25	2,035
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	899	5,106
Oceaneering International, Inc.* (Energy Equipment & Services)	275	5,606
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	150	3,728
Office Depot, Inc. (Specialty Retail)	1,519	3,129
Office Properties Income Trust (Equity Real Estate Investment Trusts)	125	3,284
OFG Bancorp (Banks)	150	3,566
Oil States International, Inc.* (Energy Equipment & Services)	175	3,203
Old National Bancorp (Banks)	474	7,864
Omeros Corp.* (Pharmaceuticals)(a)	125	1,961
Omnicell, Inc.* (Health Care Technology)	125	10,753
ONE Gas, Inc. (Gas Utilities)	150	13,544
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	50	1,448
OneSpan, Inc.* (Software)	100	1,417
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	125	1,938
OPKO Health, Inc.* (Biotechnology)	949	2,316
Opus Bank (Banks)	50	1,056
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	175	1,624
ORBCOMM, Inc.* (Diversified Telecommunication Services)	200	1,450
Origin BanCorp, Inc. (Banks)	50	1,650
Orion Engineered Carbons SA (Chemicals)	175	3,747
Oritani Financial Corp. (Thrifts & Mortgage Finance)	100	1,774
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	100	6,339
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	50	2,644
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	50	5,632
Otter Tail Corp. (Electric Utilities)	100	5,281
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	50	3,790
P.H. Glatfelter Co. (Paper & Forest Products)	125	2,110
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	399	2,414
Pacific Premier Bancorp, Inc. (Banks)	175	5,404
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	5,435
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	50	2,236
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	100	2,052
Park National Corp. (Banks)	50	4,970
Parsons Corp.* (Aerospace & Defense)	50	1,843
Patrick Industries, Inc.* (Building Products)	75	3,689
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	250	5,773
Patterson Cos., Inc. (Health Care Providers & Services)	225	5,153
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	6,310
PdvWireless, Inc.* (Diversified Telecommunication Services)	25	1,175
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	200	4,820
Peapack Gladstone Financial Corp. (Banks)	50	1,406
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	374	10,538
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	300	5,778
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	200	1,300
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	75	1,664
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	200	4,366
Peoples BanCorp, Inc. (Banks)	50	1,613
People’s Utah BanCorp (Banks)	50	1,470
Perficient, Inc.* (IT Services)	100	3,432

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 219

Common Stocks, continued

	Shares	Value
Performance Food Group Co.* (Food & Staples Retailing)	300	$12,008
Perspecta, Inc. (IT Services)	400	9,364
Petiq, Inc.* (Health Care Providers & Services)	50	1,648
PGT, Inc.* (Building Products)	150	2,508
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	50	1,589
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	175	1,435
Physicians Realty Trust (Equity Real Estate Investment Trusts)	524	9,139
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	349	6,956
Piper Jaffray Cos. (Capital Markets)	50	3,714
Pitney Bowes, Inc. (Commercial Services & Supplies)	499	2,136
PJT Partners, Inc. (Capital Markets)	75	3,039
Plantronics, Inc. (Communications Equipment)	100	3,704
Playags, Inc.* (Hotels, Restaurants & Leisure)	75	1,459
Plexus Corp.* (Electronic Equipment, Instruments & Components)	75	4,378
Plug Power, Inc.* (Electrical Equipment)(a)	649	1,460
PNM Resources, Inc. (Electric Utilities)	225	11,455
PolyOne Corp. (Chemicals)	225	7,063
Portland General Electric Co. (Electric Utilities)	250	13,542
Portola Pharmaceuticals, Inc.* (Biotechnology)	175	4,748
Potlatch Corp. (Equity Real Estate Investment Trusts)	175	6,822
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	6,014
PQ Group Holdings, Inc.* (Chemicals)	100	1,585
PRA Group, Inc.* (Consumer Finance)	125	3,518
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	125	1,869
Preferred Bank (Banks)	50	2,363
Presidio, Inc. (IT Services)	125	1,709
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	4,752
PriceSmart, Inc. (Food & Staples Retailing)	75	3,834
Primo Water Corp.* (Beverages)	100	1,230
Primoris Services Corp. (Construction & Engineering)	125	2,616
Principia BioPharma, Inc.* (Biotechnology)	25	830
ProAssurance Corp. (Insurance)	150	5,417
Progenics Pharmaceuticals, Inc.* (Biotechnology)	250	1,543
Progress Software Corp. (Software)	125	5,453
ProPetro Holding Corp.* (Energy Equipment & Services)	225	4,658
PROS Holdings, Inc.* (Software)	100	6,326
Proto Labs, Inc.* (Machinery)	75	8,701
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	175	4,244
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	50	8,427
PTC Therapeutics, Inc.* (Biotechnology)	150	6,750
Q2 Holdings, Inc.* (Software)	100	7,636
QAD, Inc. (Software)	25	1,005
QCR Holdings, Inc. (Banks)	50	1,744
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	674	4,873
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	150	6,927
Quaker Chemical Corp. (Chemicals)	25	5,072
Qualys, Inc.* (Software)	100	8,707
Quanex Building Products Corp. (Building Products)	100	1,889
Quidel Corp.* (Health Care Equipment & Supplies)	100	5,932
QuinStreet, Inc.* (Interactive Media & Services)	125	1,981
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	225	2,417
R1 RCM, Inc.* (Health Care Providers & Services)	275	3,460
Ra Pharmaceuticals, Inc.* (Biotechnology)	100	3,007
Radian Group, Inc. (Thrifts & Mortgage Finance)	574	13,115
Radius Health, Inc.* (Biotechnology)	125	3,045
RadNet, Inc.* (Health Care Providers & Services)	125	1,724
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	300	3,612
Rapid7, Inc.* (Software)	125	7,230
Raven Industries, Inc. (Industrial Conglomerates)	100	3,588
RBC Bearings, Inc.* (Machinery)	75	12,510
RE/MAX Holdings, Inc. (Real Estate Management & Development)	50	1,538
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	75	1,118
Realogy Holdings Corp. (Real Estate Management & Development)	325	2,353
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	50	4,718
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	25	764
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	200	4,296
Redfin Corp.* (Real Estate Management & Development)(a)	250	4,495
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	275	4,546
Regenxbio, Inc.* (Biotechnology)	100	5,137
Regis Corp.* (Diversified Consumer Services)	75	1,245
Renasant Corp. (Banks)	150	5,391
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	100	1,586
Rent-A-Center, Inc.* (Specialty Retail)	125	3,329
Repligen Corp.* (Biotechnology)	125	10,743
Republic BanCorp, Inc./Ky (Banks)	25	1,244
Resources Connection, Inc. (Professional Services)	75	1,201
Restoration Hardware, Inc.* (Specialty Retail)	50	5,780
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	5,567
Retail Value, Inc. (Equity Real Estate Investment Trusts)	50	1,740
Retrophin, Inc.* (Biotechnology)	125	2,511
Revance Therapeutics, Inc.* (Pharmaceuticals)	125	1,621
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	300	12,110
Rexnord Corp.* (Machinery)	300	9,065
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	75	1,650
Rite Aid Corp.* (Food & Staples Retailing)	150	1,202

See accompanying notes to financial statements.

220 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
RLI Corp. (Insurance)	100	$8,570
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	474	8,409
Rocket Pharmaceuticals, Inc.* (Biotechnology)	75	1,125
Rogers Corp.* (Electronic Equipment, Instruments & Components)	50	8,629
Rosetta Stone, Inc.* (Entertainment)	50	1,144
RPC, Inc. (Energy Equipment & Services)	175	1,262
RPT Realty (Equity Real Estate Investment Trusts)	225	2,725
Rubius Therapeutics, Inc.* (Biotechnology)	100	1,573
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	75	2,072
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	75	2,739
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	75	1,703
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	125	10,135
S&T Bancorp, Inc. (Banks)	100	3,748
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	499	9,824
Safety Insurance Group, Inc. (Insurance)	50	4,757
Saia, Inc.* (Road & Rail)	75	4,850
SailPoint Technologies Holding, Inc.* (Software)	250	5,010
Sally Beauty Holdings, Inc.* (Specialty Retail)	349	4,656
Sanderson Farms, Inc. (Food Products)	50	6,828
Sandy Spring Bancorp, Inc. (Banks)	100	3,488
Sangamo BioSciences, Inc.* (Biotechnology)	325	3,500
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	200	6,056
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	25	1,403
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,442
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	75	1,963
Scholastic Corp. (Media)	75	2,493
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	75	2,489
Science Applications International Corp. (IT Services)	175	15,147
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	150	2,973
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	125	3,690
Seacoast Banking Corp. of Florida* (Banks)	150	3,816
SEACOR Holdings, Inc.* (Energy Equipment & Services)	50	2,376
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	4,650
Select Energy Services, Inc.* (Energy Equipment & Services)	175	2,032
Select Medical Holdings Corp.* (Health Care Providers & Services)	300	4,761
Selective Insurance Group, Inc. (Insurance)	175	13,105
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	225	2,700
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	175	8,408
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	674	5,574
Sensient Technologies Corp. (Chemicals)	125	9,185
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	100	4,296
ServisFirst Bancshares, Inc. (Banks)	125	4,283
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	75	5,415
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	125	4,815
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	225	2,815
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	5,054
Shutterstock, Inc. (Internet & Direct Marketing Retail)	50	1,960
Signet Jewelers, Ltd. (Specialty Retail)	150	2,682
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	12,924
Simmons First National Corp.—Class A (Banks)	250	5,815
Simply Good Foods Co. (The)* (Food Products)	200	4,816
Simpson Manufacturing Co., Inc. (Building Products)	125	8,307
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	8,662
SJW Corp. (Water Utilities)	75	4,558
Skyline Corp.* (Household Durables)	150	4,107
SkyWest, Inc. (Airlines)	150	9,101
Sleep Number Corp.* (Specialty Retail)	75	3,029
SM Energy Co. (Oil, Gas & Consumable Fuels)	325	4,069
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	75	1,124
Sonic Automotive, Inc.—Class A (Specialty Retail)	75	1,751
Sonos, Inc.* (Household Durables)	200	2,268
Sotheby’s*—Class A (Diversified Consumer Services)	100	5,813
South Jersey Industries, Inc. (Gas Utilities)	250	8,433
South State Corp. (Banks)	100	7,367
Southside Bancshares, Inc. (Banks)	100	3,238
Southwest Gas Corp. (Gas Utilities)	150	13,442
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,523	4,813
SP Plus Corp.* (Commercial Services & Supplies)	75	2,395
Spark Therapeutics, Inc.* (Biotechnology)	100	10,237
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	300	2,583
Spire, Inc. (Gas Utilities)	150	12,588
Spirit Airlines, Inc.* (Airlines)	200	9,545
SPS Commerce, Inc.* (Software)	50	5,111
SPX Corp.* (Machinery)	125	4,128
SPX FLOW, Inc.* (Machinery)	125	5,233
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	674	3,343
STAAR Surgical Co.* (Health Care Equipment & Supplies)	125	3,673
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	349	10,553
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	50	2,264

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 221

Common Stocks, continued

	Shares	Value
Standard Motor Products, Inc. (Auto Components)	50	$2,267
Standex International Corp. (Machinery)	25	1,829
State Auto Financial Corp. (Insurance)	50	1,750
Steelcase, Inc.—Class A (Commercial Services & Supplies)	250	4,275
Stemline Therapeutics, Inc.* (Biotechnology)	100	1,532
Stepan Co. (Chemicals)	50	4,596
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	250	8,487
Stewart Information Services Corp. (Insurance)	75	3,037
Stifel Financial Corp. (Capital Markets)	200	11,811
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	125	3,999
Stock Yards BanCorp, Inc. (Banks)	50	1,808
Stoneridge, Inc.* (Auto Components)	75	2,366
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	150	4,406
Strategic Education, Inc. (Diversified Consumer Services)	50	8,900
Sturm, Ruger & Co., Inc. (Leisure Products)	50	2,724
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	300	3,441
Summit Materials, Inc.*—Class A (Construction Materials)	325	6,256
SunCoke Energy, Inc.* (Metals & Mining)	250	2,220
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	175	1,871
Sunrun, Inc.* (Electrical Equipment)	300	5,627
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	649	8,898
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	4,964
SurModics, Inc.* (Health Care Equipment & Supplies)	25	1,079
SVMK, Inc.* (Software)	225	3,715
Sykes Enterprises, Inc.* (IT Services)	100	2,746
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,914
Syneos Health, Inc.* (Life Sciences Tools & Services)	175	8,940
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	50	2,497
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	50	2,846
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	1,203
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	150	9,678
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	250	4,053
Taylor Morrison Home Corp.*—Class A (Household Durables)	300	6,288
Team, Inc.* (Commercial Services & Supplies)	75	1,149
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	10,459
TechTarget, Inc.* (Media)	75	1,594
TEGNA, Inc. (Media)	599	9,074
Teladoc, Inc.* (Health Care Technology)	200	13,281
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	275	2,159
Tenable Holdings, Inc.* (Software)	100	2,854
Tenet Healthcare Corp.* (Health Care Providers & Services)	300	6,198
Tennant Co. (Machinery)	50	3,060
Tenneco, Inc. (Auto Components)	150	1,664
Terex Corp. (Machinery)	175	5,495
Terraform Power, Inc.—Class A (Independent Power and Renewable Electricity Producers)	200	2,860
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	175	8,582
Tetra Tech, Inc. (Commercial Services & Supplies)	150	11,782
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	200	10,733
TG Therapeutics, Inc.* (Biotechnology)	225	1,946
The Andersons, Inc. (Food & Staples Retailing)	100	2,724
The Bancorp, Inc.* (Banks)	150	1,338
The Boston Beer Co., Inc.*—Class A (Beverages)	25	9,444
The Brink’s Co. (Commercial Services & Supplies)	150	12,176
The Buckle, Inc. (Specialty Retail)(a)	75	1,298
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	5,465
The Children’s Place, Inc. (Specialty Retail)	50	4,769
The E.W. Scripps Co.—Class A (Media)	150	2,294
The Ensign Group, Inc. (Health Care Providers & Services)	150	8,538
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	325	6,828
The Greenbrier Cos., Inc. (Machinery)	100	3,040
The Manitowoc Co., Inc.* (Machinery)	100	1,780
The Marcus Corp. (Entertainment)	75	2,472
The Medicines Co.* (Pharmaceuticals)	200	7,293
The Michaels Cos., Inc.* (Specialty Retail)	250	2,175
The Providence Service Corp.* (Health Care Providers & Services)	25	1,434
The St Joe Co.* (Real Estate Management & Development)	100	1,728
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	549	1,427
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	125	2,041
Thermon Group Holdings, Inc.* (Electrical Equipment)	100	2,565
Third Point Reinsurance, Ltd.* (Insurance)	200	2,064
Tidewater, Inc.* (Energy Equipment & Services)	100	2,348
Tivity Health, Inc.* (Health Care Providers & Services)	125	2,055
TiVo Corp. (Software)	350	2,580
Tompkins Financial Corp. (Banks)	50	4,080
Tootsie Roll Industries, Inc. (Food Products)	50	1,847
TopBuild Corp.* (Household Durables)	100	8,275
TowneBank (Banks)	175	4,774
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	150	2,894
TPI Composites, Inc.* (Electrical Equipment)	75	1,854
Tredegar Corp. (Chemicals)	75	1,247
Trex Co., Inc.* (Building Products)	175	12,547
TRI Pointe Group, Inc.* (Household Durables)	399	4,776
Tricida, Inc.* (Pharmaceuticals)	50	1,973
TriCo Bancshares (Banks)	75	2,835
TriMas Corp.* (Machinery)	125	3,871
TriNet Group, Inc.* (Professional Services)	125	8,475

See accompanying notes to financial statements.

222 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Trinseo SA (Chemicals)	125	$5,293
Triple-S Management Corp.* (Health Care Providers & Services)	50	1,193
Tristate Capital Holdings, Inc.* (Banks)	75	1,601
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	150	4,914
Triumph BanCorp, Inc.* (Banks)	75	2,179
Triumph Group, Inc. (Aerospace & Defense)	150	3,435
Tronox Holdings PLC—Class A (Chemicals)	275	3,515
TrueBlue, Inc.* (Professional Services)	100	2,206
TrueCar, Inc.* (Interactive Media & Services)	300	1,638
Trupanion, Inc.* (Insurance)	75	2,710
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	275	2,178
Trustmark Corp. (Banks)	175	5,819
TTEC Holdings, Inc. (IT Services)	50	2,330
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	275	2,805
Tucows, Inc.* (IT Services)	25	1,526
Tupperware Brands Corp. (Household Durables)	125	2,379
Tutor Perini Corp.* (Construction & Engineering)	100	1,387
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	50	1,488
Twist Bioscience Corp.* (Biotechnology)	50	1,451
U.S. Concrete, Inc.* (Construction Materials)	50	2,485
U.S. Ecology, Inc. (Commercial Services & Supplies)	50	2,977
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	25	3,064
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	200	2,558
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	100	1,392
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	150	9,524
UMB Financial Corp. (Banks)	125	8,227
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	100	1,241
UniFirst Corp. (Commercial Services & Supplies)	50	9,428
Unisys Corp.* (IT Services)	150	1,458
Unit Corp.* (Energy Equipment & Services)	150	1,334
United Bankshares, Inc. (Banks)	275	10,199
United Community Banks, Inc. (Banks)	225	6,426
United Community Financial Corp. (Thrifts & Mortgage Finance)	125	1,196
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	150	2,127
United Fire Group, Inc. (Insurance)	50	2,423
United Natural Foods, Inc.* (Food & Staples Retailing)	150	1,346
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	524	4,978
Unitil Corp. (Multi-Utilities)	50	2,995
Universal Corp. (Tobacco)	75	4,558
Universal Electronics, Inc.* (Household Durables)	50	2,051
Universal Forest Products, Inc. (Building Products)	175	6,660
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	25	2,123
Universal Insurance Holdings, Inc. (Insurance)	75	2,093
Univest Corp. of Pennsylvania (Banks)	75	1,970
Upland Software, Inc.* (Software)	75	3,415
Upwork, Inc.* (Professional Services)	150	2,412
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	5,632
Urogen Pharma, Ltd.* (Biotechnology)	50	1,797
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	75	1,575
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	175	1,300
USANA Health Sciences, Inc.* (Personal Products)	50	3,971
Valley National Bancorp (Banks)	899	9,690
Vanda Pharmaceuticals, Inc.* (Biotechnology)	150	2,114
Varex Imaging Corp.* (Health Care Equipment & Supplies)	100	3,065
Varonis Systems, Inc.* (Software)	75	4,646
Vector Group, Ltd. (Tobacco)	300	2,925
Vectrus, Inc.* (Aerospace & Defense)	25	1,014
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	125	1,528
Veracyte, Inc.* (Biotechnology)	125	3,564
Vericel Corp.* (Biotechnology)	125	2,361
Verint Systems, Inc.* (Software)	175	9,411
Veritex Holdings, Inc. (Banks)	150	3,893
Verra Mobility Corp.* (IT Services)	275	3,600
Verso Corp.*—Class A (Paper & Forest Products)	100	1,905
Viad Corp. (Commercial Services & Supplies)	50	3,312
Viavi Solutions, Inc.* (Communications Equipment)	649	8,625
Vicor Corp.* (Electrical Equipment)	50	1,553
ViewRay, Inc.* (Health Care Equipment & Supplies)	199	1,753
Viking Therapeutics, Inc.* (Biotechnology)(a)	175	1,453
Virtus Investment Partners, Inc. (Capital Markets)	25	2,685
Virtusa Corp.* (IT Services)	75	3,332
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	374	6,178
Vista Outdoor, Inc.* (Leisure Products)	150	1,332
Visteon Corp.* (Auto Components)	75	4,394
Vocera Communications, Inc.* (Health Care Technology)	75	2,394
Vonage Holdings Corp.* (Diversified Telecommunication Services)	624	7,070
Voyager Therapeutics, Inc.* (Biotechnology)	75	2,042
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	275	1,364
Wabash National Corp. (Machinery)	150	2,441
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	200	3,334
WageWorks, Inc.* (Professional Services)	100	5,079
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	75	3,991
Warrior Met Coal, Inc. (Metals & Mining)	150	3,918
Washington Federal, Inc. (Thrifts & Mortgage Finance)	225	7,859

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 223

Common Stocks, continued

	Shares	Value
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	524	$2,002
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	6,014
Washington Trust BanCorp, Inc. (Banks)	50	2,609
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	75	1,280
Watford Holdings, Ltd.* (Insurance)	50	1,371
Watts Water Technologies, Inc.—Class A (Machinery)	75	6,989
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	75	1,957
WD-40 Co. (Household Products)	50	7,952
Weight Watchers International, Inc.* (Diversified Consumer Services)	125	2,388
Welbilt, Inc.* (Machinery)	374	6,246
Werner Enterprises, Inc. (Road & Rail)	125	3,885
WesBanco, Inc. (Banks)	150	5,783
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	150	1,665
Westamerica Bancorp (Banks)	75	4,621
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	125	1,248
Whitestone REIT (Equity Real Estate Investment Trusts)	100	1,269
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	250	4,670
William Lyon Homes*—Class A (Household Durables)	100	1,823
Willscot Corp.* (Construction & Engineering)	150	2,256
Wingstop, Inc. (Hotels, Restaurants & Leisure)	75	7,106
Winnebago Industries, Inc. (Automobiles)	75	2,899
WisdomTree Investments, Inc. (Capital Markets)	374	2,308
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	250	6,885
Workiva, Inc.* (Software)	100	5,809
World Acceptance Corp.* (Consumer Finance)	25	4,103
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	175	6,292
Worthington Industries, Inc. (Metals & Mining)	100	4,026
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	349	10,407
WSFS Financial Corp. (Thrifts & Mortgage Finance)	150	6,195
Xencor, Inc.* (Biotechnology)	125	5,116
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	6,776
Xperi Corp. (Semiconductors & Semiconductor Equipment)	150	3,089
Yelp, Inc.* (Interactive Media & Services)	200	6,836
Yeti Holdings, Inc.* (Leisure Products)	75	2,171
Yext, Inc.* (Software)	250	5,023
Y-mAbs Therapeutics, Inc.* (Biotechnology)	50	1,144
York Water Co. (The) (Water Utilities)	25	893
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	449	2,618
ZixCorp.* (Software)	150	1,364
Zogenix, Inc.* (Pharmaceuticals)	125	5,972
Zumiez, Inc.* (Specialty Retail)	50	1,305
Zuora, Inc.*—Class A (Software)	250	3,830
TOTAL COMMON STOCKS (Cost $3,847,764)		5,127,955

Contingent Right(NM)

A. Schulman, Inc.*+(b) (Chemicals)	100	$52
TOTAL CONTINGENT RIGHT (Cost $200)		52

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (49.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $5,273,005	$5,272,000	$5,272,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,272,000)		5,272,000

Collateral for Securities Loaned (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(e)	37,754	$37,754
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(e)	27,410	27,410
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $65,164)		65,164
TOTAL INVESTMENT SECURITIES (Cost $9,185,128)—98.7%		10,465,171
Net other assets (liabilities)—1.3%		143,206
NET ASSETS—100.0%		$10,608,377

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $46,500.

(b)         No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $548,000.

(d)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

See accompanying notes to financial statements.

224 :: ProFund VP Small-Cap :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	14	9/23/19	$1,097,390	$29,723

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/29/19	2.62%	$2,472,671	$31,629
Russell 2000 Index	UBS AG	7/29/19	2.37%	1,828,820	23,405
				$4,301,491	$55,034

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$74,593	0.7%
Air Freight & Logistics	17,818	0.2%
Airlines	25,663	0.2%
Auto Components	63,750	0.6%
Automobiles	2,899	NM
Banks	487,008	4.6%
Beverages	20,929	0.2%
Biotechnology	370,831	3.5%
Building Products	78,094	0.7%
Capital Markets	72,579	0.7%
Chemicals	106,157	1.1%
Commercial Services & Supplies	144,410	1.4%
Communications Equipment	58,867	0.6%
Construction & Engineering	67,926	0.6%
Construction Materials	8,741	0.1%
Consumer Finance	39,715	0.4%
Containers & Packaging	4,368	NM
Distributors	6,176	0.1%
Diversified Consumer Services	53,965	0.5%
Diversified Financial Services	10,718	0.1%
Diversified Telecommunication Services	32,596	0.3%
Electric Utilities	58,243	0.5%
Electrical Equipment	49,781	0.5%
Electronic Equipment, Instruments & Components	125,233	1.2%
Energy Equipment & Services	63,605	0.6%
Entertainment	13,176	0.1%
Equity Real Estate Investment Trusts	371,379	3.5%
Food & Staples Retailing	33,881	0.3%
Food Products	61,945	0.6%
Gas Utilities	70,414	0.8%
Health Care Equipment & Supplies	196,119	1.8%
Health Care Providers & Services	100,299	0.9%
Health Care Technology	53,469	0.5%
Hotels, Restaurants & Leisure	134,096	1.3%
Household Durables	87,884	0.8%
Household Products	11,032	0.1%
Independent Power and Renewable Electricity Producers	19,962	0.2%
Industrial Conglomerates	3,588	NM
Insurance	117,197	1.1%
Interactive Media & Services	25,721	0.2%
Internet & Direct Marketing Retail	28,835	0.3%
IT Services	111,603	1.1%
Leisure Products	16,437	0.2%
Life Sciences Tools & Services	38,965	0.4%
Machinery	212,277	2.1%
Marine	4,856	NM
Media	43,416	0.4%
Metals & Mining	65,831	0.6%
Mortgage Real Estate Investment Trusts	69,423	0.7%
Multiline Retail	4,418	NM
Multi-Utilities	35,302	0.3%
Oil, Gas & Consumable Fuels	127,418	1.2%
Paper & Forest Products	21,843	0.2%
Personal Products	14,546	0.1%
Pharmaceuticals	83,465	0.8%
Professional Services	86,518	0.8%
Real Estate Management & Development	35,661	0.3%
Road & Rail	25,459	0.2%
Semiconductors & Semiconductor Equipment	115,900	1.1%
Software	248,421	2.2%
Specialty Retail	113,955	1.1%
Technology Hardware, Storage & Peripherals	19,691	0.2%
Textiles, Apparel & Luxury Goods	45,784	0.4%
Thrifts & Mortgage Finance	105,224	1.0%
Tobacco	7,483	0.1%
Trading Companies & Distributors	69,379	0.7%
Water Utilities	24,009	0.2%
Wireless Telecommunication Services	7,061	0.1%
Other**	5,480,370	51.6%
Total	$10,608,377	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 225

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$9,185,128
Securities, at value	5,193,171
Repurchase agreements, at value	5,272,000
Total Investment Securities, at value	10,465,171
Cash	530
Segregated cash balances for futures contracts with brokers	54,670
Segregated cash balances for swap agreements with custodian	938
Dividends and interest receivable	6,971
Unrealized appreciation on swap agreements	55,034
Receivable for capital shares issued	124,746
Receivable for investments sold	1,075,852
Variation margin on futures contracts	12,530
Prepaid expenses	182
TOTAL ASSETS	11,796,624
LIABILITIES:
Payable for investments purchased	1,084,579
Payable for capital shares redeemed	628
Payable for collateral for securities loaned	65,164
Advisory fees payable	6,368
Management services fees payable	849
Administration fees payable	752
Administrative services fees payable	6,221
Distribution fees payable	7,014
Transfer agency fees payable	578
Fund accounting fees payable	725
Compliance services fees payable	73
Other accrued expenses	15,296
TOTAL LIABILITIES	1,188,247
NET ASSETS	$10,608,377
NET ASSETS CONSIST OF:
Capital	$9,363,278
Total distributable earnings (loss)	1,245,099
NET ASSETS	$10,608,377
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	319,121
Net Asset Value (offering and redemption price per share)	$33.24

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$35,162
Interest	74,621
Foreign tax withholding	(7)
Income from securities lending	851
TOTAL INVESTMENT INCOME	110,627
EXPENSES:
Advisory fees	43,368
Management services fees	5,782
Administration fees	5,119
Transfer agency fees	3,963
Administrative services fees	12,704
Distribution fees	14,456
Custody fees	974
Fund accounting fees	5,089
Trustee fees	181
Compliance services fees	73
Other fees	10,374
Total Gross Expenses before reductions	102,083
Expenses reduced and reimbursed by the Advisor	(5,000)
TOTAL NET EXPENSES	97,083
NET INVESTMENT INCOME (LOSS)	13,544
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(10,226)
Net realized gains (losses) on futures contracts	(128)
Net realized gains (losses) on swap agreements	841,013
Change in net unrealized appreciation/depreciation on investment securities	758,667
Change in net unrealized appreciation/depreciation on futures contracts	46,244
Change in net unrealized appreciation/depreciation on swap agreements	(16,786)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,618,784
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,632,328

See accompanying notes to financial statements.

226 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$13,544	$(14,700)
Net realized gains (losses) on investments	830,659	(928,161)
Change in net unrealized appreciation/depreciation on investments	788,125	(1,065,157)
Change in net assets resulting from operations	1,632,328	(2,008,018)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(955,188)
Change in net assets resulting from distributions	—	(955,188)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,783,109	19,114,595
Distributions reinvested	—	955,188
Value of shares redeemed	(10,109,593)	(20,995,541)
Change in net assets resulting from capital transactions	(1,326,484)	(925,758)
Change in net assets	305,844	(3,888,964)
NET ASSETS:
Beginning of period	10,302,533	14,191,497
End of period	$10,608,377	$10,302,533
SHARE TRANSACTIONS:
Issued	270,043	543,142
Reinvested	—	26,459
Redeemed	(310,682)	(614,970)
Change in shares	(40,639)	(45,369)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$28.64	$35.03	$35.32	$29.58	$32.16	$39.81
Investment Activities:
Net investment income (loss)(a)	0.04	(0.04)	(0.29)	(0.29)	(0.39)	(0.39)
Net realized and unrealized gains (losses) on investments	4.56	(3.99)	4.63	6.03	(1.50)	0.95
Total income (loss) from investment activities	4.60	(4.03)	4.34	5.74	(1.89)	0.56
Distributions to Shareholders From:
Net realized gains on investments	—	(2.36)	(4.63)	—	(0.69)	(8.21)
Net Asset Value, End of Period	$33.24	$28.64	$35.03	$35.32	$29.58	$32.16
Total Return(b)	16.06%	(12.89)%	12.43%	19.44%	(6.02)%	2.48%
Ratios to Average Net Assets:
Gross expenses(c)	1.76%	1.76%	1.72%	1.76%	1.79%	1.80%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.23%	(0.10)%	(0.81)%	(0.94)%	(1.22)%	(1.12)%
Supplemental Data:
Net assets, end of period (000’s)	$10,608	$10,303	$14,191	$21,225	$12,666	$14,932
Portfolio turnover rate(b)(d)	22%	18%	12%	14%	57%	16%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

228 :: ProFund VP Small-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600® Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
FirstCash, Inc.	1.2%
Strategic Education, Inc.	1.1%
Repligen Corp.	1.0%
Omnicell, Inc.	1.0%
Glacier Bancorp, Inc.	0.9%

S&P SmallCap 600® Growth Index — Composition

% of Index
Health Care	19%
Industrials	19%
Financials	15%
Information Technology	14%
Consumer Discretionary	13%
Real Estate	7%
Consumer Staples	3%
Materials	3%
Energy	3%
Communication Services	2%
Utilities	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	6,380	$58,058
8x8, Inc.* (Software)	5,265	126,887
AAON, Inc. (Building Products)	1,445	72,510
AAR Corp. (Aerospace & Defense)	856	31,492
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,579	70,587
Acorda Therapeutics, Inc.* (Biotechnology)	1,004	7,701
Actuant Corp.—Class A (Machinery)(a)	1,746	43,318
Addus Homecare Corp.* (Health Care Providers & Services)	555	41,597
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	878	49,405
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)(a)	3,956	177,111
Aerovironment, Inc.* (Aerospace & Defense)(a)	1,164	66,080
Agilysys, Inc.* (Software)	964	20,697
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,103	134,698
AK Steel Holding Corp.* (Metals & Mining)	10,376	24,591
Akorn, Inc.* (Pharmaceuticals)	2,063	10,624
Alarm.com Holdings, Inc.* (Software)	1,158	61,953
Albany International Corp.—Class A (Machinery)(a)	1,666	138,128
Allegiant Travel Co. (Airlines)	703	100,881
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,442	67,947
American Equity Investment Life Holding Co. (Insurance)	2,335	63,419
American Public Education, Inc.* (Diversified Consumer Services)	907	26,829
American States Water Co. (Water Utilities)	1,368	102,929
AMERISAFE, Inc. (Insurance)	706	45,022
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,548	138,229
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,930	40,742
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,035	40,069
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	461	37,894
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,160	71,375
Archrock, Inc. (Energy Equipment & Services)	7,126	75,536
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,711	6,861
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,865	47,416
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,605	29,917
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	5,183	137,350
Asbury Automotive Group, Inc.* (Specialty Retail)	502	42,339
Ascena Retail Group, Inc.* (Specialty Retail)	9,506	5,799
ATN International, Inc. (Diversified Telecommunication Services)	594	34,292
Avista Corp. (Multi-Utilities)	1,689	75,329
Avon Products, Inc.* (Personal Products)	24,231	94,017
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	846	12,732
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,445	39,376
AZZ, Inc. (Electrical Equipment)(a)	1,014	46,665
B&G Foods, Inc.—Class A (Food Products)(a)	2,321	48,277
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	844	50,378
Balchem Corp. (Chemicals)	972	97,171

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 229

Common Stocks, continued

	Shares	Value
Barnes Group, Inc. (Machinery)	1,111	$62,594
BioTelemetry, Inc.* (Health Care Providers & Services)	1,848	88,981
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,133	49,784
Blucora, Inc.* (Capital Markets)	2,646	80,359
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	534	11,150
Boot Barn Holdings, Inc.* (Specialty Retail)	1,085	38,669
Bottomline Technologies, Inc.* (Software)	2,068	91,488
Brady Corp.—Class A (Commercial Services & Supplies)	1,832	90,354
Brookline Bancorp, Inc. (Banks)	2,312	35,559
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,944	152,831
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,589	174,918
CalAmp Corp.* (Communications Equipment)	1,121	13,093
Calavo Growers, Inc. (Food Products)(a)	574	55,529
California Water Service Group (Water Utilities)	1,500	75,945
Callaway Golf Co. (Leisure Products)	3,335	57,228
Cal-Maine Foods, Inc. (Food Products)	712	29,705
Cambrex Corp.* (Life Sciences Tools & Services)	1,306	61,134
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,904	81,739
Cardtronics PLC*—Class A (IT Services)	2,051	56,033
Care.com, Inc.* (Interactive Media & Services)	1,456	15,987
Career Education Corp.* (Diversified Consumer Services)	3,832	73,076
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	5,226	124,274
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	4,703	47,124
Cavco Industries, Inc.* (Household Durables)	467	73,571
Central Pacific Financial Corp. (Banks)	814	24,387
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	528	12,857
Chart Industries, Inc.* (Machinery)	899	69,115
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	731	25,636
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	599	13,729
City Holding Co. (Banks)	901	68,710
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,528	90,702
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,010	15,584
Comfort Systems USA, Inc. (Construction & Engineering)(a)	1,110	56,599
Community Bank System, Inc. (Banks)	2,817	185,471
Community Health Systems, Inc.* (Health Care Providers & Services)	2,775	7,409
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	980	38,622
Computer Programs & Systems, Inc. (Health Care Technology)	320	8,893
CONMED Corp. (Health Care Equipment & Supplies)	1,420	121,509
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	634	16,871
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,165	10,673
Control4 Corp.* (Electronic Equipment, Instruments & Components)	791	18,786
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,715	63,722
CorVel Corp.* (Health Care Providers & Services)	495	43,070
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,306	45,475
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,575	70,606
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,878	56,209
CSG Systems International, Inc. (IT Services)	781	38,136
CTS Corp. (Electronic Equipment, Instruments & Components)	1,796	49,534
Cubic Corp. (Aerospace & Defense)(a)	830	53,518
Cutera, Inc.* (Health Care Equipment & Supplies)	361	7,502
CVB Financial Corp. (Banks)	2,626	55,225
Cytokinetics, Inc.* (Biotechnology)	1,704	19,170
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	1,990	80,535
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	25,215	31,267
Designer Brands, Inc. (Specialty Retail)	1,726	33,087
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	6,939	71,749
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,926	17,642
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	958	91,460
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,049	38,152
DMC Global, Inc. (Machinery)	778	49,286
Dorman Products, Inc.* (Auto Components)	1,585	138,117
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	540	7,754
DXP Enterprises, Inc.* (Trading Companies & Distributors)	875	33,154
Eagle Pharmaceuticals, Inc.* (Biotechnology)	563	31,348
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	3,719	67,351
Ebix, Inc. (Software)	673	33,798
eHealth, Inc.* (Insurance)	1,041	89,630
El Paso Electric Co. (Electric Utilities)	1,177	76,976
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,197	12,760
Emergent BioSolutions, Inc.* (Biotechnology)	1,508	72,851
Enanta Pharmaceuticals, Inc.* (Biotechnology)	871	73,495
Endo International PLC* (Pharmaceuticals)	11,005	45,341
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	380	26,197
Era Group, Inc.* (Energy Equipment & Services)	526	4,387
ESCO Technologies, Inc. (Machinery)	1,420	117,320
EVERTEC, Inc. (IT Services)	2,097	68,572
ExlService Holdings, Inc.* (IT Services)	789	52,177
Exponent, Inc. (Professional Services)	2,838	166,137
Extreme Networks, Inc.* (Communications Equipment)	3,246	21,002

See accompanying notes to financial statements.

230 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Fabrinet* (Electronic Equipment, Instruments & Components)	1,228	$60,995
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	493	25,922
Federal Signal Corp. (Machinery)	1,846	49,381
Ferro Corp.* (Chemicals)	1,568	24,774
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	633	8,318
First BanCorp. (Banks)	6,060	66,902
First Midwest Bancorp, Inc. (Banks)	3,356	68,697
FirstCash, Inc. (Consumer Finance)	2,359	235,947
Forrester Research, Inc. (Professional Services)	565	26,572
Forward Air Corp. (Air Freight & Logistics)(a)	1,004	59,386
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,739	102,187
Fox Factory Holding Corp.* (Auto Components)	2,086	172,116
Franklin Electric Co., Inc. (Machinery)	2,106	100,035
FTI Consulting, Inc.* (Professional Services)	998	83,672
FutureFuel Corp. (Chemicals)	719	8,405
Gentherm, Inc.* (Auto Components)	1,270	53,124
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,079	33,190
Gibraltar Industries, Inc.* (Building Products)(a)	1,092	44,073
Glacier Bancorp, Inc. (Banks)	4,624	187,504
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,925	37,769
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,440	27,634
Great Western Bancorp, Inc. (Banks)	1,432	51,151
Greenhill & Co., Inc. (Capital Markets)	597	8,113
GUESS?, Inc. (Specialty Retail)	2,743	44,299
Harmonic, Inc.* (Communications Equipment)	4,854	26,940
Harsco Corp.* (Machinery)	4,384	120,297
Hawaiian Holdings, Inc. (Airlines)	1,182	32,422
Hawkins, Inc. (Chemicals)	523	22,703
HCI Group, Inc. (Insurance)	367	14,852
HealthStream, Inc.* (Health Care Technology)	797	20,610
Heartland Express, Inc. (Road & Rail)	1,560	28,189
Heidrick & Struggles International, Inc. (Professional Services)	554	16,603
Heritage Financial Corp. (Banks)	1,017	30,042
Heska Corp.* (Health Care Equipment & Supplies)(a)	381	32,450
HFF, Inc.—Class A (Real Estate Management & Development)	915	41,614
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	6,076	11,058
Hillenbrand, Inc. (Machinery)	1,438	56,902
HMS Holdings Corp.* (Health Care Technology)	4,762	154,241
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	737	21,845
Hub Group, Inc.*—Class A (Air Freight & Logistics)	821	34,466
Independent Bank Corp. (Banks)	1,876	142,857
Innospec, Inc. (Chemicals)	1,338	122,079
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	536	66,228
Innoviva, Inc.* (Pharmaceuticals)	3,710	54,018
Insteel Industries, Inc. (Building Products)	550	11,451
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,640	137,629
Inter Parfums, Inc. (Personal Products)	946	62,900
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,254	122,208
iRobot Corp.* (Household Durables)	1,534	140,576
J & J Snack Foods Corp. (Food Products)	502	80,796
John B. Sanfilippo & Son, Inc. (Food Products)	217	17,293
John Bean Technologies Corp. (Machinery)(a)	900	109,017
Kaiser Aluminum Corp. (Metals & Mining)	882	86,093
Kaman Corp.—Class A (Trading Companies & Distributors)	687	43,755
KEMET Corp. (Electronic Equipment, Instruments & Components)	3,171	59,647
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,266	25,864
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,585	47,331
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	2,539	71,143
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,170	2,365
Korn/Ferry International (Professional Services)	1,851	74,170
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,401	39,648
LegacyTexas Financial Group, Inc. (Banks)	2,476	100,798
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	523	14,634
LHC Group, Inc.* (Health Care Providers & Services)	1,025	122,570
Lindsay Corp. (Machinery)	266	21,868
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,465	8,922
LivePerson, Inc.* (Software)	2,087	58,519
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,477	67,440
Luminex Corp. (Life Sciences Tools & Services)	2,287	47,204
Marcus & Millichap, Inc.* (Real Estate Management & Development)	1,174	36,218
Materion Corp. (Metals & Mining)	724	49,094
Matson, Inc. (Marine)(a)	2,341	90,948
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,143	50,232
Medifast, Inc. (Personal Products)	651	83,523
Medpace Holdings* (Life Sciences Tools & Services)	1,430	93,551
Mercury Systems, Inc.* (Aerospace & Defense)(a)	1,815	127,685
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,331	27,692
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,007	179,098
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	194	47,402
MGP Ingredients, Inc. (Beverages)	440	29,176
MicroStrategy, Inc.*—Class A (Software)(a)	238	34,108
Mobile Mini, Inc. (Commercial Services & Supplies)(a)	2,459	74,827
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,558	44,297
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	350	14,959
Monotype Imaging Holdings, Inc. (Software)	1,515	25,513
Monro Muffler Brake, Inc. (Specialty Retail)	1,814	154,735

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 231

Common Stocks, continued

	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	613	$16,551
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	432	25,285
Myriad Genetics, Inc.* (Biotechnology)	2,126	59,060
Nabors Industries, Ltd. (Energy Equipment & Services)	8,853	25,674
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,341	46,546
National Bank Holdings Corp. (Banks)	840	30,492
National Presto Industries, Inc. (Aerospace & Defense)	275	25,655
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	3,110	90,003
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,078	27,694
Navigant Consulting, Inc. (Professional Services)	1,097	25,439
Neogen Corp.* (Health Care Equipment & Supplies)	2,849	176,951
NeoGenomics, Inc.* (Life Sciences Tools & Services)	5,602	122,907
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,233	32,445
NextGen Healthcare, Inc.* (Health Care Technology)	2,617	52,078
NIC, Inc. (IT Services)	1,683	26,995
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,735	49,257
Noble Corp. PLC* (Energy Equipment & Services)	5,857	10,953
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	2,145	35,242
Northwest Natural Holding Co. (Gas Utilities)	1,098	76,311
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,419	37,277
OFG Bancorp (Banks)	1,097	26,076
Old National Bancorp (Banks)	8,180	135,706
Omnicell, Inc.* (Health Care Technology)(a)	2,254	193,912
OneSpan, Inc.* (Software)	1,149	16,281
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,526	14,161
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	678	35,853
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	396	44,601
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	623	47,223
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	554	9,246
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	735	22,550
Perficient, Inc.* (IT Services)	1,801	61,810
PGT, Inc.* (Building Products)	1,722	28,792
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	521	16,552
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	992	79,539
Preferred Bank (Banks)	343	16,207
Progenics Pharmaceuticals, Inc.* (Biotechnology)	4,632	28,579
Progress Software Corp. (Software)	1,654	72,147
ProPetro Holding Corp.* (Energy Equipment & Services)	4,063	84,103
Proto Labs, Inc.* (Machinery)	1,467	170,201
Quaker Chemical Corp. (Chemicals)	729	147,900
Qualys, Inc.* (Software)	1,123	97,791
QuinStreet, Inc.* (Interactive Media & Services)	2,139	33,903
Raven Industries, Inc. (Industrial Conglomerates)(a)	1,970	70,684
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,297	87,559
Regenxbio, Inc.* (Biotechnology)	1,683	86,456
Regis Corp.* (Diversified Consumer Services)	1,613	26,776
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,057	32,624
Repligen Corp.* (Biotechnology)	2,298	197,513
Restoration Hardware, Inc.* (Specialty Retail)	433	50,055
RLI Corp. (Insurance)	2,144	183,762
Rogers Corp.* (Electronic Equipment, Instruments & Components)	680	117,355
RPT Realty (Equity Real Estate Investment Trusts)	2,767	33,508
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	780	21,551
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,550	35,201
S&T Bancorp, Inc. (Banks)	1,033	38,717
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	394	22,115
Seacoast Banking Corp. of Florida* (Banks)	2,811	71,512
Selective Insurance Group, Inc. (Insurance)	2,105	157,643
ServisFirst Bancshares, Inc. (Banks)	1,082	37,069
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,429	103,174
Shoe Carnival, Inc. (Specialty Retail)	533	14,711
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,162	58,739
Shutterstock, Inc. (Internet & Direct Marketing Retail)	521	20,418
Simpson Manufacturing Co., Inc. (Building Products)	1,077	71,577
Sleep Number Corp.* (Specialty Retail)	1,652	66,724
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	490	11,265
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,611	100,623
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,815	50,067
SPS Commerce, Inc.* (Software)	980	100,166
SPX Corp.* (Machinery)(a)	2,398	79,182
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	890	40,290
Standard Motor Products, Inc. (Auto Components)	550	24,937
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,006	68,104
Strategic Education, Inc. (Diversified Consumer Services)	1,200	213,600

See accompanying notes to financial statements.

232 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Sturm, Ruger & Co., Inc. (Leisure Products)	610	$33,233
SunCoke Energy, Inc.* (Metals & Mining)	3,559	31,604
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,864	94,770
SurModics, Inc.* (Health Care Equipment & Supplies)	732	31,600
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	998	49,830
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	937	53,334
Tailored Brands, Inc. (Specialty Retail)(a)	2,743	15,827
TechTarget, Inc.* (Media)	775	16,469
Tennant Co. (Machinery)	477	29,192
Tetra Tech, Inc. (Commercial Services & Supplies)	1,470	115,469
The Children’s Place, Inc. (Specialty Retail)	867	82,694
The E.W. Scripps Co.—Class A (Media)	3,086	47,185
The Ensign Group, Inc. (Health Care Providers & Services)	2,725	155,107
The Marcus Corp. (Entertainment)	1,192	39,288
The Medicines Co.* (Pharmaceuticals)	2,697	98,360
Tivity Health, Inc.* (Health Care Providers & Services)	2,608	42,876
Tompkins Financial Corp. (Banks)	319	26,030
Triumph BanCorp, Inc.* (Banks)	1,344	39,043
Triumph Group, Inc. (Aerospace & Defense)	1,146	26,243
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,700	21,384
U.S. Ecology, Inc. (Commercial Services & Supplies)(a)	1,208	71,924
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	698	85,554
UniFirst Corp. (Commercial Services & Supplies)	840	158,399
Unisys Corp.* (IT Services)	2,830	27,508
Unit Corp.* (Energy Equipment & Services)	1,334	11,859
United Fire Group, Inc. (Insurance)	1,171	56,747
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	435	36,945
Universal Insurance Holdings, Inc. (Insurance)	1,743	48,630
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	1,635	34,335
USANA Health Sciences, Inc.* (Personal Products)	552	43,845
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,895	40,791
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,256	38,496
Veritex Holdings, Inc. (Banks)	1,645	42,688
Viavi Solutions, Inc.* (Communications Equipment)	12,502	166,151
Vicor Corp.* (Electrical Equipment)	888	27,572
Virtus Investment Partners, Inc. (Capital Markets)	203	21,802
Virtusa Corp.* (IT Services)	1,516	67,356
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,731	64,932
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	2,053	34,224
WageWorks, Inc.* (Professional Services)(a)	1,330	67,551
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	10,195	38,945
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,969	52,631
Watts Water Technologies, Inc.—Class A (Machinery)	727	67,742
WD-40 Co. (Household Products)	755	120,075
Westamerica Bancorp (Banks)	1,473	90,752
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,892	72,702
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,607	152,264
WisdomTree Investments, Inc. (Capital Markets)	4,123	25,439
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,008	82,840
World Acceptance Corp.* (Consumer Finance)	190	31,181
TOTAL COMMON STOCKS (Cost $14,176,602)		20,163,142

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $28,005	$28,000	$28,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

Collateral for Securities Loaned (5.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	600,926	$600,926
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	436,290	436,290
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,037,216)		1,037,216
TOTAL INVESTMENT SECURITIES (Cost $15,241,818)—104.6%		21,228,358
Net other assets (liabilities)—(4.6)%		(926,565)
NET ASSETS—100.0%		$20,301,793

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $935,042.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 233

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$507,784	2.5%
Air Freight & Logistics	93,852	0.5%
Airlines	133,303	0.7%
Auto Components	388,294	1.9%
Banks	1,571,595	7.8%
Beverages	29,176	0.1%
Biotechnology	848,678	4.2%
Building Products	228,403	1.1%
Capital Markets	169,937	0.8%
Chemicals	423,032	2.1%
Commercial Services & Supplies	510,973	2.5%
Communications Equipment	227,186	1.1%
Construction & Engineering	56,599	0.3%
Consumer Finance	267,128	1.3%
Diversified Consumer Services	340,281	1.7%
Diversified Telecommunication Services	322,807	1.6%
Electric Utilities	76,976	0.4%
Electrical Equipment	74,237	0.4%
Electronic Equipment, Instruments & Components	589,540	2.9%
Energy Equipment & Services	238,376	1.2%
Entertainment	39,288	0.2%
Equity Real Estate Investment Trusts	1,310,459	6.4%
Food & Staples Retailing	25,636	0.1%
Food Products	231,600	1.1%
Gas Utilities	76,311	0.4%
Health Care Equipment & Supplies	1,116,268	5.5%
Health Care Providers & Services	725,393	3.6%
Health Care Technology	479,564	2.4%
Hotels, Restaurants & Leisure	562,184	2.8%
Household Durables	214,147	1.1%
Household Products	120,075	0.6%
Industrial Conglomerates	70,684	0.3%
Insurance	659,705	3.3%
Interactive Media & Services	49,890	0.2%
Internet & Direct Marketing Retail	128,369	0.6%
IT Services	398,587	2.0%
Leisure Products	90,461	0.4%
Life Sciences Tools & Services	324,796	1.6%
Machinery	1,283,578	6.4%
Marine	90,948	0.4%
Media	63,654	0.3%
Metals & Mining	191,382	0.9%
Mortgage Real Estate Investment Trusts	177,555	0.9%
Multi-Utilities	75,329	0.4%
Oil, Gas & Consumable Fuels	245,346	1.2%
Personal Products	284,285	1.5%
Pharmaceuticals	462,023	2.3%
Professional Services	460,144	2.3%
Real Estate Management & Development	77,832	0.4%
Road & Rail	28,189	0.1%
Semiconductors & Semiconductor Equipment	776,354	3.8%
Software	739,348	3.6%
Specialty Retail	548,939	2.7%
Technology Hardware, Storage & Peripherals	121,175	0.6%
Textiles, Apparel & Luxury Goods	356,467	1.8%
Thrifts & Mortgage Finance	131,862	0.6%
Trading Companies & Distributors	148,284	0.7%
Water Utilities	178,874	0.8%
Other**	138,651	0.6%
Total	$20,301,793	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

234 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$15,241,818
Securities, at value	21,200,358
Repurchase agreements, at value	28,000
Total Investment Securities, at value	21,228,358
Cash	614
Dividends and interest receivable	17,523
Receivable for capital shares issued	18,415
Receivable for investments sold	223,478
Prepaid expenses	962
TOTAL ASSETS	21,489,350
LIABILITIES:
Payable for investments purchased	111,560
Payable for capital shares redeemed	274
Payable for collateral for securities loaned	1,037,216
Advisory fees payable	10,552
Management services fees payable	1,407
Administration fees payable	1,337
Administrative services fees payable	5,976
Distribution fees payable	6,069
Transfer agency fees payable	1,028
Fund accounting fees payable	834
Compliance services fees payable	132
Other accrued expenses	11,172
TOTAL LIABILITIES	1,187,557
NET ASSETS	$20,301,793
NET ASSETS CONSIST OF:
Capital	$11,953,316
Total distributable earnings (loss)	8,348,477
NET ASSETS	$20,301,793
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	521,700
Net Asset Value (offering and redemption price per share)	$38.91

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$114,364
Interest	565
Income from securities lending	1,447
TOTAL INVESTMENT INCOME	116,376
EXPENSES:
Advisory fees	74,317
Management services fees	9,909
Administration fees	8,128
Transfer agency fees	6,279
Administrative services fees	29,214
Distribution fees	24,772
Custody fees	1,881
Fund accounting fees	5,199
Trustee fees	285
Compliance services fees	132
Other fees	11,193
Total Gross Expenses before reductions	171,309
Expenses reduced and reimbursed by the Advisor	(4,839)
TOTAL NET EXPENSES	166,470
NET INVESTMENT INCOME (LOSS)	(50,094)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	975,233
Change in net unrealized appreciation/depreciation on investment securities	1,248,215
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,223,448
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,173,354

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 235

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(50,094)	$(210,225)
Net realized gains (losses) on investments	975,233	2,318,773
Change in net unrealized appreciation/depreciation on investments	1,248,215	(3,399,209)
Change in net assets resulting from operations	2,173,354	(1,290,661)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(2,167,456)
Change in net assets resulting from distributions	—	(2,167,456)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,534,804	33,189,392
Distributions reinvested	—	2,167,456
Value of shares redeemed	(9,591,193)	(38,501,869)
Change in net assets resulting from capital transactions	(1,056,389)	(3,145,021)
Change in net assets	1,116,965	(6,603,138)
NET ASSETS:
Beginning of period	19,184,828	25,787,966
End of period	$20,301,793	$19,184,828
SHARE TRANSACTIONS:
Issued	223,324	806,163
Reinvested	—	51,977
Redeemed	(256,920)	(958,357)
Change in shares	(33,596)	(100,217)

See accompanying notes to financial statements.

236 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$34.55	$39.34	$37.88	$33.35	$37.45	$43.02
Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.32)	(0.22)	(0.15)	(0.17)	(0.29)
Net realized and unrealized gains (losses) on investments	4.46	(1.42)	5.07	6.74	0.69	0.84
Total income (loss) from investment activities	4.36	(1.74)	4.85	6.59	0.52	0.55
Distributions to Shareholders From:
Net realized gains on investments	—	(3.05)	(3.39)	(2.06)	(4.62)	(6.12)
Net Asset Value, End of Period	$38.91	$34.55	$39.34	$37.88	$33.35	$37.45
Total Return(b)	12.65%	(5.75)%	12.97%	20.23%	1.17%	2.17%
Ratios to Average Net Assets:
Gross expenses(c)	1.73%	1.69%	1.68%	1.68%	1.70%	1.82%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.51)%	(0.78)%	(0.56)%	(0.45)%	(0.48)%	(0.75)%
Supplemental Data:
Net assets, end of period (000’s)	$20,302	$19,185	$25,788	$30,053	$27,617	$27,747
Portfolio turnover rate(b)(d)	45%	155%	134%	220%	201%	166%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 237

Investment Objective: The ProFund VP Small-Cap Value seeks investment results that, before fees and expenses, correspond to the performance of the S&P SmallCap 600® Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Darling Ingredients, Inc.	0.9%
South Jersey Industries, Inc.	0.8%
SkyWest, Inc.	0.8%
Moog, Inc.	0.8%
TopBuild Corp.	0.8%

S&P SmallCap 600® Value Index — Composition

% of Index
Financials	21%
Industrials	20%
Information Technology	16%
Consumer Discretionary	15%
Real Estate	7%
Materials	5%
Energy	5%
Health Care	4%
Consumer Staples	4%
Utilities	2%
Communication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)

	Shares	Value
AAON, Inc. (Building Products)	656	$32,918
AAR Corp. (Aerospace & Defense)	782	28,770
Abercrombie & Fitch Co.—Class A (Specialty Retail)	3,072	49,275
ABM Industries, Inc. (Commercial Services & Supplies)	3,060	122,399
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,641	44,914
Acorda Therapeutics, Inc.* (Biotechnology)	995	7,632
Actuant Corp.—Class A (Machinery)	1,359	33,717
ADTRAN, Inc. (Communications Equipment)	2,205	33,626
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,023	57,564
AdvanSix, Inc.* (Chemicals)	1,308	31,954
Aegion Corp.* (Construction & Engineering)	1,446	26,606
AK Steel Holding Corp.* (Metals & Mining)	5,834	13,827
Akorn, Inc.* (Pharmaceuticals)	2,611	13,447
Alamo Group, Inc. (Machinery)(a)	444	44,369
Alarm.com Holdings, Inc.* (Software)	651	34,829
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,559	15,574
Ambac Financial Group, Inc.* (Insurance)	2,100	35,385
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	957	45,094
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	5,187	66,186
American Equity Investment Life Holding Co. (Insurance)	2,221	60,322
American States Water Co. (Water Utilities)	543	40,855
American Vanguard Corp. (Chemicals)	1,206	18,584
American Woodmark Corp.* (Building Products)(a)	692	58,557
Ameris Bancorp (Banks)	2,668	104,559
AMERISAFE, Inc. (Insurance)	293	18,685
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	655	26,605
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,336	79,773
Apogee Enterprises, Inc. (Building Products)(a)	1,226	53,257
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	6,349	116,759
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	801	49,285
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	873	8,974
ArcBest Corp. (Road & Rail)	1,177	33,085
Arcosa, Inc. (Construction & Engineering)	2,230	83,916
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,994	7,996
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,063	19,814
Asbury Automotive Group, Inc.* (Specialty Retail)	477	40,230
Assertio Therapeutics, Inc.* (Pharmaceuticals)	2,970	10,247
Astec Industries, Inc. (Machinery)	1,039	33,830
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,192	53,211
Avista Corp. (Multi-Utilities)	1,607	71,672
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	805	12,115
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	1,269	34,580
AZZ, Inc. (Electrical Equipment)	349	16,061
B&G Foods, Inc.—Class A (Food Products)(a)	1,054	21,923
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	631	37,664
Balchem Corp. (Chemicals)	671	67,080

See accompanying notes to financial statements.

238 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Banc of California, Inc. (Banks)	1,974	$27,577
Banner Corp. (Banks)	1,442	78,084
Barnes & Noble Education, Inc.* (Specialty Retail)	1,618	5,436
Barnes & Noble, Inc. (Specialty Retail)	2,634	17,621
Barnes Group, Inc. (Machinery)	1,242	69,974
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	465	7,984
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,778	44,663
Berkshire Hills Bancorp, Inc. (Banks)	2,100	65,919
Big Lots, Inc. (Multiline Retail)	1,840	52,643
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	4,229	79,971
Boise Cascade Co. (Paper & Forest Products)	1,798	50,542
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	415	8,665
Boot Barn Holdings, Inc.* (Specialty Retail)	393	14,007
Boston Private Financial Holdings, Inc. (Banks)	3,864	46,638
Brady Corp.—Class A (Commercial Services & Supplies)	727	35,856
Briggs & Stratton Corp. (Machinery)	1,939	19,855
Brookline Bancorp, Inc. (Banks)	1,729	26,592
C&J Energy Services, Inc.* (Energy Equipment & Services)	2,833	33,373
CalAmp Corp.* (Communications Equipment)	604	7,055
Calavo Growers, Inc. (Food Products)	238	23,024
Caleres, Inc. (Specialty Retail)	1,948	38,804
California Water Service Group (Water Utilities)	955	48,352
Callaway Golf Co. (Leisure Products)	1,264	21,690
Cal-Maine Foods, Inc. (Food Products)	796	33,209
Cambrex Corp.* (Life Sciences Tools & Services)	450	21,065
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	3,946	32,949
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	7,999	8,319
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,963	10,502
Central Garden & Pet Co.* (Household Products)	476	12,828
Central Garden & Pet Co.*—Class A (Household Products)	1,908	47,013
Central Pacific Financial Corp. (Banks)	633	18,965
Century Aluminum Co.* (Metals & Mining)	2,294	15,852
Century Communities, Inc.* (Household Durables)	1,272	33,810
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	568	13,831
Chart Industries, Inc.* (Machinery)	891	68,500
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	2,147	40,514
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	447	15,676
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,802	79,633
Chico’s FAS, Inc. (Specialty Retail)	5,439	18,329
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	272	6,234
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,323	11,499
CIRCOR International, Inc.* (Machinery)	917	42,182
Clearwater Paper Corp.* (Paper & Forest Products)	762	14,089
Coca-Cola Consolidated, Inc. (Beverages)	214	64,040
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	635	37,694
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,040	16,047
Columbia Banking System, Inc. (Banks)	3,392	122,722
Comfort Systems USA, Inc. (Construction & Engineering)	767	39,109
Community Health Systems, Inc.* (Health Care Providers & Services)	3,103	8,285
Computer Programs & Systems, Inc. (Health Care Technology)	292	8,115
Comtech Telecommunications Corp. (Communications Equipment)	1,113	31,286
Conn’s, Inc.* (Specialty Retail)	1,134	20,208
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	738	19,638
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,494	7,365
Control4 Corp.* (Electronic Equipment, Instruments & Components)	569	13,514
Cooper Tire & Rubber Co. (Auto Components)	2,312	72,944
Cooper-Standard Holding, Inc.* (Auto Components)	751	34,411
Core-Mark Holding Co., Inc. (Distributors)	2,116	84,048
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	797	27,752
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,699	15,937
CSG Systems International, Inc. (IT Services)	873	42,629
Cubic Corp. (Aerospace & Defense)	621	40,042
Customers Bancorp, Inc.* (Banks)	1,321	27,741
Cutera, Inc.* (Health Care Equipment & Supplies)	343	7,128
CVB Financial Corp. (Banks)	2,498	52,533
Cytokinetics, Inc.* (Biotechnology)	1,225	13,781
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,834	11,316
Darling Ingredients, Inc.* (Food Products)	7,598	151,125
Dean Foods Co. (Food Products)	4,229	3,907
Designer Brands, Inc. (Specialty Retail)	1,191	22,831
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)(a)	2,984	26,468
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,438	35,549
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,908	17,477
Digi International, Inc.* (Communications Equipment)	1,294	16,408
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,413	26,833
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	958	34,842
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,619	15,950

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 239

Common Stocks, continued

	Shares	Value
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,577	$21,037
Dril-Quip, Inc.* (Energy Equipment & Services)	1,671	80,207
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	455	6,534
Eagle Bancorp, Inc. (Banks)	1,465	79,300
Ebix, Inc. (Software)	446	22,398
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,286	26,839
El Paso Electric Co. (Electric Utilities)	881	57,617
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	1,989	73,414
Emergent BioSolutions, Inc.* (Biotechnology)	813	39,276
Employers Holdings, Inc. (Insurance)	1,478	62,475
Encore Capital Group, Inc.* (Consumer Finance)	1,185	40,136
Encore Wire Corp. (Electrical Equipment)	963	56,413
Enova International, Inc.* (Consumer Finance)	1,555	35,843
EnPro Industries, Inc. (Machinery)	957	61,095
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	307	21,165
Era Group, Inc.* (Energy Equipment & Services)	500	4,170
Ethan Allen Interiors, Inc. (Household Durables)	1,140	24,008
EVERTEC, Inc. (IT Services)	995	32,537
ExlService Holdings, Inc.* (IT Services)	918	60,707
Express, Inc.* (Specialty Retail)	3,097	8,455
Exterran Corp.* (Energy Equipment & Services)	1,458	20,733
Extreme Networks, Inc.* (Communications Equipment)	2,739	17,721
EZCORP, Inc.*—Class A (Consumer Finance)	2,420	22,917
Fabrinet* (Electronic Equipment, Instruments & Components)	662	32,882
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	383	20,138
Federal Signal Corp. (Machinery)	1,224	32,742
Ferro Corp.* (Chemicals)	2,456	38,805
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	556	7,306
Finisar Corp.* (Communications Equipment)(a)	5,437	124,345
First BanCorp. (Banks)	4,911	54,217
First Commonwealth Financial Corp. (Banks)	4,542	61,181
First Financial Bancorp (Banks)	4,548	110,153
First Midwest Bancorp, Inc. (Banks)	2,315	47,388
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,329	44,043
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,439	53,889
Forward Air Corp. (Air Freight & Logistics)	476	28,155
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,104	24,196
Franklin Financial Network, Inc. (Banks)	571	15,908
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	4,945	36,494
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	4,854	8,495
FTI Consulting, Inc.* (Professional Services)	912	76,462
FutureFuel Corp. (Chemicals)	583	6,815
GameStop Corp.—Class A (Specialty Retail)	4,716	25,797
Gannett Co., Inc. (Media)	5,281	43,094
Garrett Motion, Inc.* (Auto Components)	3,439	52,789
Genesco, Inc.* (Specialty Retail)	800	33,832
Gentherm, Inc.* (Auto Components)	482	20,162
Geospace Technologies Corp.* (Energy Equipment & Services)	629	9,504
Getty Realty Corp. (Equity Real Estate Investment Trusts)	659	20,271
Gibraltar Industries, Inc.* (Building Products)	564	22,763
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,918	56,428
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,242	43,988
Gms, Inc.* (Trading Companies & Distributors)	1,490	32,780
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,264	24,256
Great Western Bancorp, Inc. (Banks)	1,418	50,651
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	1,794	19,339
Greenhill & Co., Inc. (Capital Markets)	322	4,376
Griffon Corp. (Building Products)	1,597	27,021
Group 1 Automotive, Inc. (Specialty Retail)	811	66,413
Gulf Island Fabrication, Inc.* (Energy Equipment & Services)	639	4,537
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	6,686	32,828
H.B. Fuller Co. (Chemicals)	2,347	108,902
Hanmi Financial Corp. (Banks)	1,426	31,757
Haverty Furniture Cos., Inc. (Specialty Retail)	868	14,782
Hawaiian Holdings, Inc. (Airlines)	1,219	33,437
Haynes International, Inc. (Metals & Mining)	577	18,354
HealthStream, Inc.* (Health Care Technology)	508	13,137
Heartland Express, Inc. (Road & Rail)	877	15,847
Heidrick & Struggles International, Inc. (Professional Services)	414	12,408
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,450	55,664
Heritage Financial Corp. (Banks)	674	19,910
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,664	27,523
HFF, Inc.—Class A (Real Estate Management & Development)	1,065	48,436
Hibbett Sports, Inc.* (Specialty Retail)	848	15,434
Hillenbrand, Inc. (Machinery)	1,675	66,280
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	622	18,436
Hope Bancorp, Inc. (Banks)	5,549	76,465
Horace Mann Educators Corp. (Insurance)	1,898	76,469
Hub Group, Inc.*—Class A (Air Freight & Logistics)	881	36,984
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,032	24,396
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	2,754	100,685
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,143	47,935
Innophos Holdings, Inc. (Chemicals)	907	26,403

See accompanying notes to financial statements.

240 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,649	$95,972
Installed Building Products, Inc.* (Household Durables)	969	57,384
Insteel Industries, Inc. (Building Products)	379	7,891
Interface, Inc. (Commercial Services & Supplies)	2,767	42,418
INTL FCStone, Inc.* (Capital Markets)	741	29,336
Invacare Corp. (Health Care Equipment & Supplies)	1,557	8,081
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	5,930	95,592
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	2,983	37,049
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,542	96,483
J & J Snack Foods Corp. (Food Products)	271	43,618
J.C. Penney Co., Inc.* (Multiline Retail)(a)	14,609	16,654
James River Group Holdings, Ltd. (Insurance)	1,391	65,238
John B. Sanfilippo & Son, Inc. (Food Products)	223	17,771
John Bean Technologies Corp. (Machinery)	700	84,791
Kaman Corp.—Class A (Trading Companies & Distributors)	708	45,093
Kelly Services, Inc.—Class A (Professional Services)	1,438	37,661
Kirkland’s, Inc.* (Specialty Retail)	652	1,474
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,870	58,553
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,013	36,858
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,271	1,385
Koppers Holdings, Inc.* (Chemicals)	952	27,951
Korn/Ferry International (Professional Services)	1,041	41,713
Kraton Performance Polymers, Inc.* (Chemicals)	1,477	45,890
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,999	67,628
Lannett Co., Inc.* (Pharmaceuticals)(a)	1,578	9,563
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	609	17,235
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,090	20,561
La-Z-Boy, Inc. (Household Durables)	2,152	65,980
LCI Industries (Auto Components)	1,153	103,769
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	294	8,226
Lexington Realty Trust (Equity Real Estate Investment Trusts)	9,640	90,712
LGI Homes, Inc.* (Household Durables)	868	62,001
LHC Group, Inc.* (Health Care Providers & Services)	486	58,116
Lindsay Corp. (Machinery)	274	22,526
Lithia Motors, Inc.—Class A (Specialty Retail)	1,031	122,461
Livent Corp.* (Chemicals)	6,733	46,592
LivePerson, Inc.* (Software)	990	27,760
LSB Industries, Inc.* (Chemicals)	941	3,670
LSC Communications, Inc. (Commercial Services & Supplies)(a)	1,545	5,670
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	587	26,802
Lumber Liquidators Holdings, Inc.* (Specialty Retail)(a)	1,323	15,281
Lydall, Inc.* (Machinery)	809	16,342
M.D.C. Holdings, Inc. (Household Durables)	2,269	74,378
M/I Homes, Inc.* (Household Durables)	1,271	36,274
Magellan Health, Inc.* (Health Care Providers & Services)	1,108	82,246
ManTech International Corp.—Class A (IT Services)	1,231	81,061
MarineMax, Inc.* (Specialty Retail)	1,053	17,311
Marten Transport, Ltd. (Road & Rail)	1,788	32,452
Materion Corp. (Metals & Mining)	329	22,309
Matrix Service Co.* (Energy Equipment & Services)	1,236	25,041
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,463	50,986
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,154	27,050
Mercer International, Inc. (Paper & Forest Products)	1,998	30,909
Mercury Systems, Inc.* (Aerospace & Defense)	1,021	71,827
Meritage Homes Corp.* (Household Durables)	1,658	85,122
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,273	35,708
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,706	48,740
MGP Ingredients, Inc. (Beverages)	217	14,389
MicroStrategy, Inc.*—Class A (Software)	178	25,509
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,546	19,248
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	252	10,770
Monotype Imaging Holdings, Inc. (Software)	630	10,609
Moog, Inc.—Class A (Aerospace & Defense)	1,498	140,227
Motorcar Parts of America, Inc.* (Auto Components)	868	18,584
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	243	6,561
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	464	27,158
Mueller Industries, Inc. (Machinery)(a)	2,611	76,424
Multi-Color Corp. (Commercial Services & Supplies)	645	32,231
Myers Industries, Inc. (Containers & Packaging)	1,635	31,506
MYR Group, Inc.* (Construction & Engineering)	766	28,610
Myriad Genetics, Inc.* (Biotechnology)	1,590	44,170
Nabors Industries, Ltd. (Energy Equipment & Services)	7,772	22,539
National Bank Holdings Corp. (Banks)	492	17,860
Natus Medical, Inc.* (Health Care Equipment & Supplies)	659	16,930
Nautilus, Inc.* (Leisure Products)	1,367	3,021
Navigant Consulting, Inc. (Professional Services)	889	20,616
NBT Bancorp, Inc. (Banks)	2,018	75,695
Neenah, Inc. (Paper & Forest Products)	778	52,554
NETGEAR, Inc.* (Communications Equipment)	1,452	36,721
New Media Investment Group, Inc. (Media)	2,512	23,713

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 241

Common Stocks, continued

	Shares	Value
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,182	$32,128
Newpark Resources, Inc.* (Energy Equipment & Services)	4,174	30,971
NIC, Inc. (IT Services)	1,666	26,723
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,651	46,872
Noble Corp. PLC* (Energy Equipment & Services)	6,548	12,245
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,181	34,045
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	511	8,396
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	4,898	86,253
Northwest Natural Holding Co. (Gas Utilities)	477	33,152
Office Depot, Inc. (Specialty Retail)	25,191	51,893
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,020	26,795
OFG Bancorp (Banks)	1,087	25,838
Oil States International, Inc.* (Energy Equipment & Services)	2,787	51,002
Olympic Steel, Inc. (Metals & Mining)	422	5,760
OneSpan, Inc.* (Software)	478	6,773
Opus Bank (Banks)	996	21,026
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,574	14,607
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,767	31,347
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	307	16,234
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	442	49,782
Owens & Minor, Inc. (Health Care Providers & Services)	2,902	9,286
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	259	19,632
P.H. Glatfelter Co. (Paper & Forest Products)	2,032	34,300
Pacific Premier Bancorp, Inc. (Banks)	2,082	64,292
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,394	28,605
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	431	7,193
Patrick Industries, Inc.* (Building Products)	1,045	51,404
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,056	110,200
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,286	16,872
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	2,748	17,862
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	3,524	76,929
PetMed Express, Inc. (Internet & Direct Marketing Retail)(a)	928	14,542
PGT, Inc.* (Building Products)	1,238	20,699
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	496	15,758
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	3,093	25,363
Piper Jaffray Cos. (Capital Markets)	656	48,721
Pitney Bowes, Inc. (Commercial Services & Supplies)	8,334	35,670
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,389	81,076
Powell Industries, Inc. (Electrical Equipment)	405	15,390
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	512	41,052
PRA Group, Inc.* (Consumer Finance)	2,093	58,898
Preferred Bank (Banks)	354	16,727
ProAssurance Corp. (Insurance)	2,478	89,480
Progress Software Corp. (Software)	657	28,658
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,832	68,676
Qualys, Inc.* (Software)	605	52,684
Quanex Building Products Corp. (Building Products)	1,527	28,845
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,264	6,430
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	5,074	61,092
Rayonier Advanced Materials, Inc. (Chemicals)	2,296	14,901
RE/MAX Holdings, Inc. (Real Estate Management & Development)	822	25,285
Realogy Holdings Corp. (Real Estate Management & Development)	5,267	38,133
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	598	18,281
Rent-A-Center, Inc.* (Specialty Retail)	2,070	55,124
Resources Connection, Inc. (Professional Services)	1,389	22,238
Restoration Hardware, Inc.* (Specialty Retail)	380	43,928
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	5,272	90,309
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	260	18,954
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,751	8,941
Rogers Corp.* (Electronic Equipment, Instruments & Components)	282	48,668
RPT Realty (Equity Real Estate Investment Trusts)	1,371	16,603
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	773	21,358
S&T Bancorp, Inc. (Banks)	713	26,723
Safety Insurance Group, Inc. (Insurance)	674	64,118
Saia, Inc.* (Road & Rail)	1,194	77,217
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	3,182	96,351
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	203	11,394
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,185	38,584
Scholastic Corp. (Media)	1,285	42,713
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,425	47,282
SEACOR Holdings, Inc.* (Energy Equipment & Services)	803	38,151
Select Medical Holdings Corp.* (Health Care Providers & Services)	4,996	79,286
Selective Insurance Group, Inc. (Insurance)	956	71,595

See accompanying notes to financial statements.

242 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Seneca Foods Corp.*—Class A (Food Products)	305	$8,488
ServisFirst Bancshares, Inc. (Banks)	1,210	41,455
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	602	30,431
Shutterstock, Inc. (Internet & Direct Marketing Retail)	422	16,538
Simmons First National Corp.—Class A (Banks)	4,421	102,832
Simpson Manufacturing Co., Inc. (Building Products)	945	62,805
SkyWest, Inc. (Airlines)(a)	2,363	143,364
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	169	3,885
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	700	43,722
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,103	25,755
South Jersey Industries, Inc. (Gas Utilities)	4,260	143,690
Southside Bancshares, Inc. (Banks)	1,462	47,340
SpartanNash Co. (Food & Staples Retailing)	1,674	19,536
Spok Holdings, Inc. (Wireless Telecommunication Services)	824	12,393
SPX FLOW, Inc.* (Machinery)	1,962	82,129
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	11,224	55,671
Standard Motor Products, Inc. (Auto Components)	464	21,038
Standex International Corp. (Machinery)	584	42,714
Stepan Co. (Chemicals)	939	86,304
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,909	64,810
Stewart Information Services Corp. (Insurance)	1,093	44,256
Sturm, Ruger & Co., Inc. (Leisure Products)	290	15,799
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	4,846	55,584
Superior Energy Services, Inc.* (Energy Equipment & Services)	7,191	9,348
Superior Industries International, Inc. (Auto Components)	1,065	3,685
Sykes Enterprises, Inc.* (IT Services)	1,820	49,977
Team, Inc.* (Commercial Services & Supplies)	1,395	21,371
TechTarget, Inc.* (Media)	352	7,480
Tennant Co. (Machinery)	436	26,683
Tetra Tech, Inc. (Commercial Services & Supplies)	1,290	101,330
TETRA Technologies, Inc.* (Energy Equipment & Services)	5,792	9,441
The Andersons, Inc. (Food & Staples Retailing)	1,214	33,069
The Buckle, Inc. (Specialty Retail)(a)	1,316	22,780
The Cato Corp.—Class A (Specialty Retail)	1,061	13,072
The Greenbrier Cos., Inc. (Machinery)	1,494	45,418
The Medicines Co.* (Pharmaceuticals)	805	29,357
The Providence Service Corp.* (Health Care Providers & Services)	512	29,358
Third Point Reinsurance, Ltd.* (Insurance)	3,436	35,460
Tile Shop Holdings, Inc. (Specialty Retail)	1,775	7,100
TimkenSteel Corp.* (Metals & Mining)	1,817	14,772
Titan International, Inc. (Machinery)	2,324	11,364
TiVo Corp. (Software)	5,760	42,451
Tompkins Financial Corp. (Banks)	304	24,806
TopBuild Corp.* (Household Durables)	1,587	131,340
Tredegar Corp. (Chemicals)	1,179	19,595
Triumph Group, Inc. (Aerospace & Defense)	1,335	30,572
TrueBlue, Inc.* (Professional Services)	1,851	40,833
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,188	17,329
TTEC Holdings, Inc. (IT Services)	641	29,864
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,329	44,156
U.S. Concrete, Inc.* (Construction Materials)	728	36,174
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,392	43,384
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,814	25,251
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	671	12,192
Unit Corp.* (Energy Equipment & Services)	1,433	12,739
United Community Banks, Inc. (Banks)	3,645	104,101
United Insurance Holdings Corp. (Insurance)	996	14,203
United Natural Foods, Inc.* (Food & Staples Retailing)	2,430	21,797
Universal Corp. (Tobacco)	1,152	70,007
Universal Electronics, Inc.* (Household Durables)	639	26,212
Universal Forest Products, Inc. (Building Products)(a)	2,830	107,710
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	215	18,260
USANA Health Sciences, Inc.* (Personal Products)	147	11,676
Varex Imaging Corp.* (Health Care Equipment & Supplies)	706	21,639
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,245	27,434
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	965	11,580
Veritex Holdings, Inc. (Banks)	715	18,554
Veritiv Corp.* (Trading Companies & Distributors)	593	11,516
Viad Corp. (Commercial Services & Supplies)(a)	935	61,934
Virtus Investment Partners, Inc. (Capital Markets)	152	16,325
Vista Outdoor, Inc.* (Leisure Products)	2,662	23,639
Vitamin Shoppe, Inc.* (Specialty Retail)	719	2,833
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,452	61,770
Wabash National Corp. (Machinery)	2,556	41,586
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,731	28,856
WageWorks, Inc.* (Professional Services)	717	36,416
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,304	69,386
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,030	54,262
Watts Water Technologies, Inc.—Class A (Machinery)	664	61,872
Whitestone REIT (Equity Real Estate Investment Trusts)	1,836	23,299

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 243

Common Stocks, continued

	Shares	Value
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	926	$17,298
William Lyon Homes*—Class A (Household Durables)	1,522	27,746
Winnebago Industries, Inc. (Automobiles)	1,338	51,714
WisdomTree Investments, Inc. (Capital Markets)	1,956	12,069
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,555	42,825
World Acceptance Corp.* (Consumer Finance)	131	21,498
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,194	108,294
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,273	46,801
Zumiez, Inc.* (Specialty Retail)	879	22,942
TOTAL COMMON STOCKS (Cost $13,434,154)		17,123,277
Contingent Right(NM)
A. Schulman, Inc.*+(b) (Chemicals)	2,231	1,167
TOTAL CONTINGENT RIGHT (Cost $4,462)		1,167

Collateral for Securities Loaned (3.3%)
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	324,820	324,820
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	235,829	235,829
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $560,649)		560,649
TOTAL INVESTMENT SECURITIES (Cost $13,999,265)—103.8%		17,685,093
Net other assets (liabilities)—(3.8)%		(642,044)
NET ASSETS—100.0%		$17,043,049

*                 Non-income producing security.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2019, this security represented 0.007% of the net assets of the Fund.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $549,565.

(b)         No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$311,438	1.8%
Air Freight & Logistics	145,189	0.9%
Airlines	176,801	1.0%
Auto Components	393,568	2.3%
Automobiles	51,714	0.3%
Banks	1,705,509	10.1%
Beverages	78,429	0.5%
Biotechnology	139,681	0.8%
Building Products	473,870	2.8%
Capital Markets	160,720	0.9%
Chemicals	544,613	3.3%
Commercial Services & Supplies	516,295	3.0%
Communications Equipment	276,136	1.6%
Construction & Engineering	178,241	1.0%
Construction Materials	36,174	0.2%
Consumer Finance	179,292	1.1%
Containers & Packaging	31,506	0.2%
Distributors	84,048	0.5%
Diversified Telecommunication Services	126,823	0.7%
Electric Utilities	57,617	0.3%
Electrical Equipment	87,864	0.5%
Electronic Equipment, Instruments & Components	1,048,801	6.1%
Energy Equipment & Services	489,517	2.9%
Equity Real Estate Investment Trusts	1,084,910	6.3%
Food & Staples Retailing	90,078	0.5%
Food Products	303,065	1.7%
Gas Utilities	176,842	1.1%
Health Care Equipment & Supplies	136,685	0.8%
Health Care Providers & Services	298,464	1.8%
Health Care Technology	21,252	0.1%
Hotels, Restaurants & Leisure	122,562	0.7%
Household Durables	624,255	3.7%
Household Products	59,841	0.4%
Insurance	637,686	3.7%
Internet & Direct Marketing Retail	61,511	0.4%
IT Services	323,498	1.9%
Leisure Products	64,149	0.4%
Life Sciences Tools & Services	21,065	0.1%
Machinery	984,393	5.9%
Media	117,000	0.7%
Metals & Mining	90,874	0.5%
Mortgage Real Estate Investment Trusts	398,427	2.3%
Multiline Retail	69,297	0.4%
Multi-Utilities	71,672	0.4%
Oil, Gas & Consumable Fuels	340,700	2.0%
Paper & Forest Products	229,676	1.3%
Personal Products	11,676	0.1%
Pharmaceuticals	78,372	0.5%
Professional Services	288,347	1.7%
Real Estate Management & Development	111,854	0.7%
Road & Rail	158,601	0.9%
Semiconductors & Semiconductor Equipment	628,111	3.7%
Software	251,671	1.5%
Specialty Retail	793,408	4.6%
Technology Hardware, Storage & Peripherals	118,643	0.7%
Textiles, Apparel & Luxury Goods	238,224	1.4%
Thrifts & Mortgage Finance	513,508	3.0%

See accompanying notes to financial statements.

244 :: ProFund VP Small-Cap Value :: Financial Statements

	Value	% of Net Assets
Tobacco	$70,007	0.4%
Trading Companies & Distributors	138,674	0.8%
Water Utilities	89,207	0.5%
Wireless Telecommunication Services	12,393	0.1%
Other**	(81,395)	(0.5)%
Total	$17,043,049	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 245

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$13,999,265
Securities, at value	17,685,093
Total Investment Securities, at value	17,685,093
Dividends receivable	24,841
Receivable for capital shares issued	4,137
Receivable for investments sold	19,662
Prepaid expenses	885
TOTAL ASSETS	17,734,618
LIABILITIES:
Payable for investments purchased	60,043
Payable for capital shares redeemed	18,662
Cash overdraft	3,689
Payable for collateral for securities loaned	560,649
Advisory fees payable	10,380
Management services fees payable	1,384
Administration fees payable	1,249
Administrative services fees payable	7,096
Distribution fees payable	6,884
Transfer agency fees payable	960
Fund accounting fees payable	815
Compliance services fees payable	116
Other accrued expenses	19,642
TOTAL LIABILITIES	691,569
NET ASSETS	$17,043,049
NET ASSETS CONSIST OF:
Capital	$16,197,506
Total distributable earnings (loss)	845,543
NET ASSETS	$17,043,049
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	380,195
Net Asset Value (offering and redemption price per share)	$44.83

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$164,279
Interest	303
Income from securities lending	2,054
TOTAL INVESTMENT INCOME	166,636
EXPENSES:
Advisory fees	67,863
Management services fees	9,048
Administration fees	8,594
Transfer agency fees	6,646
Administrative services fees	25,390
Distribution fees	22,621
Custody fees	1,898
Fund accounting fees	5,791
Trustee fees	304
Compliance services fees	116
Other fees	14,236
Total Gross Expenses before reductions	162,507
Expenses reduced and reimbursed by the Advisor	(10,494)
TOTAL NET EXPENSES	152,013
NET INVESTMENT INCOME (LOSS)	14,623
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(365,969)
Change in net unrealized appreciation/depreciation on investment securities	2,386,611
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,020,642
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,035,265

See accompanying notes to financial statements.

246 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,623	$(3,549)
Net realized gains (losses) on investments	(365,969)	233,296
Change in net unrealized appreciation/depreciation on investments	2,386,611	(3,720,673)
Change in net assets resulting from operations	2,035,265	(3,490,926)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,980,769)
Change in net assets resulting from distributions	—	(1,980,769)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,220,827	32,829,564
Distributions reinvested	—	1,980,769
Value of shares redeemed	(8,558,614)	(37,848,919)
Change in net assets resulting from capital transactions	(1,337,787)	(3,038,586)
Change in net assets	697,478	(8,510,281)
NET ASSETS:
Beginning of period	16,345,571	24,855,852
End of period	$17,043,049	$16,345,571
SHARE TRANSACTIONS:
Issued	164,712	655,742
Reinvested	—	39,254
Redeemed	(196,091)	(777,911)
Change in shares	(31,379)	(82,915)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$39.71	$50.27	$46.23	$35.90	$42.32	$41.78
Investment Activities:
Net investment income (loss)(a)	0.04	(0.01)	(0.15)	0.01	(0.03)	— (b)
Net realized and unrealized gains (losses) on investments	5.08	(6.21)	4.63	10.32	(3.24)	2.32
Total income (loss) from investment activities	5.12	(6.22)	4.48	10.33	(3.27)	2.32
Distributions to Shareholders From:
Net investment income	—	—	(0.01)	—	—	—
Net realized gains on investments	—	(4.34)	(0.43)	—	(3.15)	(1.78)
Total distributions	—	(4.34)	(0.44)	—	(3.15)	(1.78)
Net Asset Value, End of Period	$44.83	$39.71	$50.27	$46.23	$35.90	$42.32
Total Return(c)	12.89%	(14.21)%	9.71%	28.77%	(8.28)%	5.81%
Ratios to Average Net Assets:
Gross expenses(d)	1.79%	1.75%	1.73%	1.73%	1.74%	1.87%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.16%	(0.01)%	(0.32)%	0.02%	(0.07)%	(0.01)%
Supplemental Data:
Net assets, end of period (000’s)	$17,043	$16,346	$24,856	$46,346	$20,097	$25,476
Portfolio turnover rate(c)(e)	39%	141%	91%	191%	203%	143%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Amount is less than $0.005.

(c)   Not annualized for periods less than one year.

(d)   Annualized for periods less than one year.

(e)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

248 :: ProFund VP Technology :: Financial Statements

Investment Objective: The ProFund VP Technology seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. TechnologySM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	16.7%
Apple, Inc.	14.0%
Alphabet, Inc.	10.6%
Facebook, Inc.	7.5%
Cisco Systems, Inc.	3.8%

Dow Jones U.S. TechnologySM Index — Composition

% of Index
Software & Services	39%
Technology Hardware & Equipment	22%
Media & Entertainment	20%
Semiconductors & Semiconductor Equipment	17%
Health Care Equipment & Services	1%
Retailing	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.3%)

	Shares	Value
2U, Inc.* (Software)	285	$10,727
ACI Worldwide, Inc.* (Software)	550	18,887
Adobe Systems, Inc.* (Software)	2,432	716,589
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,417	134,144
Akamai Technologies, Inc.* (IT Services)	817	65,474
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	826	9,606
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,492	1,615,538
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,526	1,649,469
Amdocs, Ltd. (IT Services)	683	42,407
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,844	208,132
Anaplan, Inc.* (Software)	81	4,088
ANSYS, Inc.* (Software)	419	85,820
Apple, Inc. (Technology Hardware, Storage & Peripherals)	21,776	4,309,905
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,662	209,370
Arista Networks, Inc.* (Communications Equipment)	264	68,540
Aspen Technology, Inc.* (Software)	345	42,877
Autodesk, Inc.* (Software)	1,095	178,376
Blackbaud, Inc. (Software)	245	20,458
Booz Allen Hamilton Holding Corp. (IT Services)	696	46,082
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,972	567,660
CACI International, Inc.*—Class A (IT Services)	124	25,369
Cadence Design Systems, Inc.* (Software)	1,400	99,134
Cargurus, Inc.* (Interactive Media & Services)	167	6,030
Cars.com, Inc.* (Interactive Media & Services)	303	5,975
CDK Global, Inc. (Software)	605	29,911
CDW Corp. (Electronic Equipment, Instruments & Components)	728	80,808
CenturyLink, Inc. (Diversified Telecommunication Services)	4,775	56,154
Ceridian HCM Holding, Inc.* (Software)	337	16,917
Cerner Corp. (Health Care Technology)	1,621	118,819
Ciena Corp.* (Communications Equipment)	713	29,326
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	289	12,629
Cisco Systems, Inc. (Communications Equipment)	21,323	1,167,007
Citrix Systems, Inc. (Software)	622	61,043
Cognizant Technology Solutions Corp. (IT Services)	2,836	179,774
CommScope Holding Co., Inc.* (Communications Equipment)	963	15,148
CommVault Systems, Inc.* (Software)	191	9,477
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	524	29,438
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,821	40,499
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	742	37,694
DocuSign, Inc.* (Software)	120	5,965
DXC Technology Co. (IT Services)	1,337	73,736
eBay, Inc. (Internet & Direct Marketing Retail)	4,081	161,199
EchoStar Corp.* (Communications Equipment)	238	10,548
Elastic NV* (Software)	36	2,688
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	674	25,154
EPAM Systems, Inc.* (IT Services)	258	44,660
Etsy, Inc.* (Internet & Direct Marketing Retail)	599	36,761
F5 Networks, Inc.* (Communications Equipment)	297	43,252

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 249

Common Stocks, continued

	Shares	Value
Facebook, Inc.*—Class A (Interactive Media & Services)	11,966	$2,309,438
Fair Isaac Corp.* (Software)	145	45,533
Finisar Corp.* (Communications Equipment)	586	13,402
FireEye, Inc.* (Software)	1,018	15,077
Fortinet, Inc.* (Software)	724	55,625
Garmin, Ltd. (Household Durables)	604	48,199
Gartner, Inc.* (IT Services)	449	72,262
GCI Liberty, Inc.* (Media)	478	29,378
GoDaddy, Inc.*—Class A (IT Services)	875	61,381
GrubHub, Inc.* (Internet & Direct Marketing Retail)	454	35,407
Guidewire Software, Inc.* (Software)	404	40,958
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,668	99,687
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,500	155,925
Hubspot, Inc.* (Software)	195	33,251
IAC/InterActiveCorp* (Interactive Media & Services)	391	85,054
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,299	1,067,454
InterDigital, Inc. (Communications Equipment)	158	10,175
International Business Machines Corp. (IT Services)	4,417	609,104
Intuit, Inc. (Software)	1,291	337,377
j2 Global, Inc. (Software)	231	20,534
Juniper Networks, Inc. (Communications Equipment)	1,715	45,670
KBR, Inc. (Construction & Engineering)	703	17,533
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	806	95,269
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	747	140,316
Leidos Holdings, Inc. (IT Services)	719	57,412
LogMeIn, Inc. (Software)	248	18,273
Lumentum Holdings, Inc.* (Communications Equipment)	380	20,296
Manhattan Associates, Inc.* (Software)	321	22,255
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,954	70,512
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,356	81,116
Medidata Solutions, Inc.* (Health Care Technology)	311	28,149
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,185	102,740
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,513	212,747
Microsoft Corp. (Software)	38,168	5,112,986
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	271	21,108
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	197	26,749
Motorola Solutions, Inc. (Communications Equipment)	820	136,719
NCR Corp.* (Technology Hardware, Storage & Peripherals)	598	18,598
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,229	75,829
NetScout Systems, Inc.* (Communications Equipment)	346	8,785
New Relic, Inc.* (Software)	231	19,984
Nuance Communications, Inc.* (Software)	1,443	23,045
Nutanix, Inc.* (Software)	392	10,168
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,034	498,274
Okta, Inc.* (IT Services)	518	63,978
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,052	41,471
Oracle Corp. (Software)	12,087	688,596
Palo Alto Networks, Inc.* (Communications Equipment)	478	97,397
Paycom Software, Inc.* (Software)	245	55,546
Pegasystems, Inc. (Software)	185	13,174
Perspecta, Inc. (IT Services)	695	16,270
Plantronics, Inc. (Communications Equipment)	162	6,000
Proofpoint, Inc.* (Software)	278	33,430
PTC, Inc.* (Software)	516	46,316
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	892	13,621
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	594	39,566
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,056	460,680
RealPage, Inc.* (Software)	367	21,598
Red Hat, Inc.* (Software)	886	166,355
RingCentral, Inc.*—Class A (Software)	351	40,337
Salesforce.com, Inc.* (Software)	3,868	586,892
Science Applications International Corp. (IT Services)	253	21,900
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,255	59,136
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	331	15,905
ServiceNow, Inc.* (Software)	920	252,604
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	217	22,438
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	860	66,452
Snap, Inc.* (Interactive Media & Services)	3,765	53,840
SolarWinds Corp.* (Software)	122	2,237
Splunk, Inc.* (Software)	748	94,061
SS&C Technologies Holdings, Inc. (Software)	1,084	62,449
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	80	3,622
Symantec Corp. (Software)	3,078	66,977
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	170	4,954
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	207	20,369
Synopsys, Inc.* (Software)	747	96,131
Tableau Software, Inc.*—Class A (Software)	358	59,435
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	182	19,037
Teradata Corp.* (IT Services)	583	20,901

See accompanying notes to financial statements.

250 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	853	$40,867
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,673	536,273
Twilio, Inc.* (IT Services)	583	79,492
Twitter, Inc.* (Interactive Media & Services)	3,637	126,931
Tyler Technologies, Inc.* (Software)	191	41,260
Ubiquiti Networks, Inc. (Communications Equipment)	95	12,493
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	211	39,681
Veeva Systems, Inc.*—Class A (Health Care Technology)	638	103,426
Verint Systems, Inc.* (Software)	327	17,586
VeriSign, Inc.* (IT Services)	522	109,182
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	543	28,008
ViaSat, Inc.* (Communications Equipment)	284	22,953
Viavi Solutions, Inc.* (Communications Equipment)	1,137	15,111
VMware, Inc.—Class A (Software)	379	63,373
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,459	69,375
Workday, Inc.*—Class A (Software)	808	166,109
Xerox Corp. (Technology Hardware, Storage & Peripherals)	973	34,454
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,265	149,169
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,010	33,239
Zendesk, Inc.* (Software)	546	48,610
Zillow Group, Inc.*—Class A (Interactive Media & Services)	246	11,257
Zillow Group, Inc.*—Class C (Interactive Media & Services)	582	26,999
Zscaler, Inc.* (Software)	74	5,671
TOTAL COMMON STOCKS (Cost $7,261,495)		29,554,212

Repurchase Agreements(a) (3.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $955,182	$955,000	$955,000
TOTAL REPURCHASE AGREEMENTS (Cost $955,000)		955,000
TOTAL INVESTMENT SECURITIES (Cost $8,216,495)—99.4%		30,509,212
Net other assets (liabilities)—0.6%		173,830
NET ASSETS—100.0%		$30,683,042

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	7/23/19	2.87%	$1,100,905	$(6,353)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Communications Equipment	$1,722,822	5.6%
Construction & Engineering	17,533	0.1%
Diversified Telecommunication Services	89,393	0.3%
Electronic Equipment, Instruments & Components	120,214	0.4%
Health Care Technology	260,000	0.8%
Household Durables	48,199	0.2%
Interactive Media & Services	5,890,531	19.2%
Internet & Direct Marketing Retail	236,989	0.7%
IT Services	1,589,384	5.2%
Media	29,378	0.1%
Semiconductors & Semiconductor Equipment	4,988,775	16.3%
Software	9,686,770	31.5%
Technology Hardware, Storage & Peripherals	4,874,224	15.9%
Other**	1,128,830	3.7%
Total	$30,683,042	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 251

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$8,216,495
Securities, at value	29,554,212
Repurchase agreements, at value	955,000
Total Investment Securities, at value	30,509,212
Cash	416
Segregated cash balances for swap agreements with custodian	220,000
Dividends and interest receivable	11,258
Receivable for capital shares issued	22,628
Prepaid expenses	451
TOTAL ASSETS	30,763,965
LIABILITIES:
Payable for capital shares redeemed	6,415
Unrealized depreciation on swap agreements	6,353
Advisory fees payable	17,785
Management services fees payable	2,371
Administration fees payable	2,100
Administrative services fees payable	9,156
Distribution fees payable	15,068
Transfer agency fees payable	1,614
Fund accounting fees payable	1,212
Compliance services fees payable	191
Other accrued expenses	18,658
TOTAL LIABILITIES	80,923
NET ASSETS	$30,683,042
NET ASSETS CONSIST OF:
Capital	$8,007,069
Total distributable earnings (loss)	22,675,973
NET ASSETS	$30,683,042
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	618,393
Net Asset Value (offering and redemption price per share)	$49.62

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$172,044
Interest	9,297
Income from securities lending	73
TOTAL INVESTMENT INCOME	181,414
EXPENSES:
Advisory fees	106,611
Management services fees	14,215
Administration fees	12,046
Transfer agency fees	9,296
Administrative services fees	26,660
Distribution fees	35,537
Custody fees	1,495
Fund accounting fees	7,144
Trustee fees	423
Compliance services fees	191
Other fees	18,598
TOTAL NET EXPENSES	232,216
NET INVESTMENT INCOME (LOSS)	(50,802)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,557,358
Net realized gains (losses) on swap agreements	169,793
Change in net unrealized appreciation/depreciation on investment securities	4,185,679
Change in net unrealized appreciation/depreciation on swap agreements	(34,506)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,878,324
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,827,522

See accompanying notes to financial statements.

252 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(50,802)	$(86,393)
Net realized gains (losses) on investments	1,727,151	917,225
Change in net unrealized appreciation/depreciation on investments	4,151,173	(1,621,361)
Change in net assets resulting from operations	5,827,522	(790,529)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(826,813)
Change in net assets resulting from distributions	—	(826,813)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,868,762	25,936,552
Distributions reinvested	—	826,813
Value of shares redeemed	(12,292,534)	(32,597,649)
Change in net assets resulting from capital transactions	(1,423,772)	(5,834,284)
Change in net assets	4,403,750	(7,451,626)
NET ASSETS:
Beginning of period	26,279,292	33,730,918
End of period	$30,683,042	$26,279,292
SHARE TRANSACTIONS:
Issued	228,235	569,968
Reinvested	—	17,773
Redeemed	(265,181)	(734,456)
Change in shares	(36,946)	(146,715)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$40.10	$42.06	$31.12	$27.71	$27.06	$22.91
Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.12)	(0.09)	0.03	(0.03)	(0.03)
Net realized and unrealized gains (losses) on investments	9.60	(0.66)	11.05	3.38	0.68	4.18
Total income (loss) from investment activities	9.52	(0.78)	10.96	3.41	0.65	4.15
Distributions to Shareholders From:
Net investment income	—	—	(0.02)	—	—	—
Net realized gains on investments	—	(1.18)	—	—	—	—
Total distributions	—	(1.18)	(0.02)	—	—	—
Net Asset Value, End of Period	$49.62	$40.10	$42.06	$31.12	$27.71	$27.06
Total Return(b)	23.74%	(2.25)%	35.18%	12.34%	2.40%	18.11%
Ratios to Average Net Assets:
Gross expenses(c)	1.63%	1.58%	1.56%	1.62%	1.68%	1.68%
Net expenses(c)	1.63%	1.58%	1.56%	1.62%	1.68%	1.68%
Net investment income (loss)(c)	(0.36)%	(0.27)%	(0.25)%	0.09%	(0.12)%	(0.11)%
Supplemental Data:
Net assets, end of period (000’s)	$30,683	$26,279	$33,731	$19,320	$23,662	$23,227
Portfolio turnover rate(b)(d)	21%	58%	86%	93%	119%	109%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

254 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective: The ProFund VP Telecommunications seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	21.9%
Cisco Systems, Inc.	21.5%
Arista Networks, Inc.	4.7%
AT&T, Inc.	4.6%
Motorola Solutions, Inc.	4.5%

Dow Jones U.S. Select TelecommunicationsSM Index — Composition

% of Index
Communications Equipment	51%
Diversified Telecommunication Services	38%
Wireless Telecommunication Services	8%
Household Durables	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.7%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	637	$30,041
ADTRAN, Inc. (Communications Equipment)	1,073	16,363
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	425	4,369
Arista Networks, Inc.* (Communications Equipment)	1,157	300,380
AT&T, Inc. (Diversified Telecommunication Services)	8,775	294,049
ATN International, Inc. (Diversified Telecommunication Services)	244	14,086
CalAmp Corp.* (Communications Equipment)	754	8,807
CenturyLink, Inc. (Diversified Telecommunication Services)	21,530	253,193
Ciena Corp.* (Communications Equipment)	3,212	132,110
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,128	5,584
Cisco Systems, Inc. (Communications Equipment)	25,277	1,383,410
CommScope Holding Co., Inc.* (Communications Equipment)	4,345	68,347
Comtech Telecommunications Corp. (Communications Equipment)	542	15,236
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,616	7,967
EchoStar Corp.* (Communications Equipment)	1,077	47,733
Extreme Networks, Inc.* (Communications Equipment)	2,664	17,236
F5 Networks, Inc.* (Communications Equipment)	1,339	194,999
Finisar Corp.* (Communications Equipment)(a)	2,646	60,514
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	2,362	4,134
Garmin, Ltd. (Household Durables)	2,721	217,136
GCI Liberty, Inc.* (Media)	2,154	132,385
Globalstar, Inc.* (Diversified Telecommunication Services)	15,289	7,339
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,157	50,172
Juniper Networks, Inc. (Communications Equipment)	7,726	205,743
Lumentum Holdings, Inc.* (Communications Equipment)	1,713	91,491
Motorola Solutions, Inc. (Communications Equipment)	1,751	291,944
NETGEAR, Inc.* (Communications Equipment)	707	17,880
NetScout Systems, Inc.* (Communications Equipment)	1,564	39,710
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,787	12,956
Plantronics, Inc. (Communications Equipment)	735	27,224
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,041	40,099
Spok Holdings, Inc. (Wireless Telecommunication Services)	401	6,031
Sprint Corp.* (Wireless Telecommunication Services)	12,850	84,425
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,108	64,083
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,747	277,803
U.S. Cellular Corp.* (Wireless Telecommunication Services)	323	14,428
Ubiquiti Networks, Inc. (Communications Equipment)	428	56,282
Verizon Communications, Inc. (Diversified Telecommunication Services)	24,621	1,406,597
ViaSat, Inc.* (Communications Equipment)	1,279	103,369
Viavi Solutions, Inc.* (Communications Equipment)	5,132	68,204

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 255

Common Stocks, continued

	Shares	Value
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,004	$56,695
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	4,546	149,609
TOTAL COMMON STOCKS (Cost $5,049,726)		6,280,163

Repurchase Agreements(b) (2.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $183,035	$183,000	$183,000
TOTAL REPURCHASE AGREEMENTS (Cost $183,000)		183,000

Collateral for Securities Loaned (0.9%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	34,673	$34,673
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	25,174	25,174
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $59,847)		59,847
TOTAL INVESTMENT SECURITIES (Cost $5,292,573)—101.4%		6,523,010
Net other assets (liabilities)—(1.4)%		(90,367)
NET ASSETS—100.0%		$6,432,643

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $58,736.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	7/23/19	2.87%	$161,870	$(1,733)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Communications Equipment	$3,181,392	49.5%
Diversified Telecommunication Services	2,262,381	35.1%
Household Durables	217,136	3.4%
Media	132,385	2.1%
Wireless Telecommunication Services	486,869	7.6%
Other**	152,480	2.3%
Total	$6,432,643	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

256 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$5,292,573
Securities, at value	6,340,010
Repurchase agreements, at value	183,000
Total Investment Securities, at value	6,523,010
Cash	958
Dividends and interest receivable	1,326
Receivable for capital shares issued	1,882
Receivable for investments sold	401,096
Prepaid expenses	111
TOTAL ASSETS	6,928,383
LIABILITIES:
Payable for capital shares redeemed	416,027
Payable for collateral for securities loaned	59,847
Unrealized depreciation on swap agreements	1,733
Advisory fees payable	4,034
Management services fees payable	538
Administration fees payable	479
Administrative services fees payable	3,333
Distribution fees payable	3,407
Transfer agency fees payable	368
Fund accounting fees payable	278
Compliance services fees payable	46
Other accrued expenses	5,650
TOTAL LIABILITIES	495,740
NET ASSETS	$6,432,643
NET ASSETS CONSIST OF:
Capital	$6,680,934
Total distributable earnings (loss)	(248,291)
NET ASSETS	$6,432,643
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	201,395
Net Asset Value (offering and redemption price per share)	$31.94

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$89,611
Interest	2,346
Income from securities lending	546
TOTAL INVESTMENT INCOME	92,503
EXPENSES:
Advisory fees	27,846
Management services fees	3,713
Administration fees	3,500
Transfer agency fees	2,713
Administrative services fees	10,576
Distribution fees	9,282
Custody fees	638
Fund accounting fees	2,094
Trustee fees	121
Compliance services fees	46
Audit fees	3,469
Other fees	2,648
Total Gross Expenses before reductions	66,646
Expenses reduced and reimbursed by the Advisor	(4,297)
TOTAL NET EXPENSES	62,349
NET INVESTMENT INCOME (LOSS)	30,154
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(208,285)
Net realized gains (losses) on swap agreements	32,476
Change in net unrealized appreciation/depreciation on investment securities	794,807
Change in net unrealized appreciation/depreciation on swap agreements	(7,656)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	611,342
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$641,496

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 257

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$30,154	$199,866
Net realized gains (losses) on investments	(175,809)	276,263
Change in net unrealized appreciation/depreciation on investments	787,151	(1,636,520)
Change in net assets resulting from operations	641,496	(1,160,391)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(376,240)
Change in net assets resulting from distributions	—	(376,240)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,371,208	7,314,400
Distributions reinvested	—	376,240
Value of shares redeemed	(7,851,572)	(10,254,179)
Change in net assets resulting from capital transactions	519,636	(2,563,539)
Change in net assets	1,161,132	(4,100,170)
NET ASSETS:
Beginning of period	5,271,511	9,371,681
End of period	$6,432,643	$5,271,511
SHARE TRANSACTIONS:
Issued	265,391	231,165
Reinvested	—	12,600
Redeemed	(249,499)	(322,140)
Change in shares	15,892	(78,375)

See accompanying notes to financial statements.

258 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$28.42	$35.52	$40.78	$34.04	$34.09	$35.09
Investment Activities:
Net investment income (loss)(b)	0.13	0.94	1.29	0.99	1.08	0.96
Net realized and unrealized gains (losses) on investments	3.39	(6.22)	(2.27)	6.37	(0.53)	(0.72)
Total income (loss) from investment activities	3.52	(5.28)	(0.98)	7.36	0.55	0.24
Distributions to Shareholders From:
Net investment income	—	(1.82)	(1.92)	(0.62)	(0.60)	(1.24)
Net realized gains on investments	—	—	(2.36)	—	—	—
Total distributions	—	(1.82)	(4.28)	(0.62)	(0.60)	(1.24)
Net Asset Value, End of Period	$31.94	$28.42	$35.52	$40.78	$34.04	$34.09
Total Return(c)	12.39%	(15.10)%	(2.12)%	21.65%	1.52%	0.57%
Ratios to Average Net Assets:
Gross expenses(d)	1.79%	1.76%	1.72%	1.72%	1.76%	1.78%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.81%	2.96%	3.43%	2.55%	3.12%	2.75%
Supplemental Data:
Net assets, end of period (000’s)	$6,433	$5,272	$9,372	$15,962	$8,240	$8,931
Portfolio turnover rate(c)(e)	108%	328%	388%	428%	418%	382%

(a)   As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

(b)   Per share net investment income (loss) has been calculated using the average daily shares method.

(c)   Not annualized for periods less than one year.

(d)   Annualized for periods less than one year.

(e)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 259

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results that, before fees and expenses, correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	31%
Swap Agreements	94%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (30.9%)

	Principal Amount	Value
U.S. Treasury Bond, 2.88%, 5/15/49(a)	$6,240,000	$6,683,625
TOTAL U.S. TREASURY OBLIGATION (Cost $6,279,866)		6,683,625

Repurchase Agreements(b)(c) (65.5%)

Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $14,188,703	14,186,000	14,186,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,186,000)		14,186,000

Collateral for Securities Loaned (1.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(d)	188,366	$188,366
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(d)	136,759	136,759
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $325,125)		325,125
TOTAL INVESTMENT SECURITIES (Cost $20,790,991)—97.9%		21,194,750
Net other assets (liabilities)—2.1%		452,875
NET ASSETS—100.0%		$21,647,625

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $321,328.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $303,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

See accompanying notes to financial statements.

260 :: ProFund VP U.S. Government Plus :: Financial Statements

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Citibank North America	7/15/19	2.55%	$10,925,156	$162,716
30-Year U.S. Treasury Bond, 2.875% due on 5/15/49	Societe’ Generale	7/15/19	2.57%	9,318,516	88,600
				$20,243,672	$251,316

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 261

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$20,790,991
Securities, at value	7,008,750
Repurchase agreements, at value	14,186,000
Total Investment Securities, at value	21,194,750
Cash	724
Interest receivable	25,778
Unrealized appreciation on swap agreements	251,316
Receivable for capital shares issued	562,897
Prepaid expenses	284
TOTAL ASSETS	22,035,749
LIABILITIES:
Payable for capital shares redeemed	15,676
Payable for collateral for securities loaned	325,125
Advisory fees payable	9,207
Management services fees payable	1,841
Administration fees payable	1,658
Administrative services fees payable	7,996
Distribution fees payable	8,901
Transfer agency fees payable	1,275
Fund accounting fees payable	926
Compliance services fees payable	137
Other accrued expenses	15,382
TOTAL LIABILITIES	388,124
NET ASSETS	$21,647,625
NET ASSETS CONSIST OF:
Capital	$20,468,337
Total distributable earnings (loss)	1,179,288
NET ASSETS	$21,647,625
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	825,337
Net Asset Value (offering and redemption price per share)	$26.23

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$240,983
Income from securities lending	1,049
TOTAL INVESTMENT INCOME	242,032
EXPENSES:
Advisory fees	48,272
Management services fees	9,654
Administration fees	8,714
Transfer agency fees	6,720
Administrative services fees	24,744
Distribution fees	24,136
Custody fees	2,721
Fund accounting fees	4,991
Trustee fees	298
Compliance services fees	137
Other fees	12,144
Total Gross Expenses before reductions	142,531
Expenses reduced and reimbursed by the Advisor	(9,300)
TOTAL NET EXPENSES	133,231
NET INVESTMENT INCOME (LOSS)	108,801
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	582,798
Net realized gains (losses) on futures contracts	(29,715)
Net realized gains (losses) on swap agreements	1,953,162
Change in net unrealized appreciation/depreciation on investment securities	45,887
Change in net unrealized appreciation/depreciation on futures contracts	15
Change in net unrealized appreciation/depreciation on swap agreements	58,181
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,610,328
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,719,129

See accompanying notes to financial statements.

262 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$108,801	$165,159
Net realized gains (losses) on investments	2,506,245	(1,903,579)
Change in net unrealized appreciation/depreciation on investments	104,083	323,944
Change in net assets resulting from operations	2,719,129	(1,414,476)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	(108,801)	(165,159)
Change in net assets resulting from distributions	(108,801)	(165,159)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	85,263,974	189,907,931
Distributions reinvested	108,801	165,070
Value of shares redeemed	(82,188,134)	(191,648,508)
Change in net assets resulting from capital transactions	3,184,641	(1,575,507)
Change in net assets	5,794,969	(3,155,142)
NET ASSETS:
Beginning of period	15,852,656	19,007,798
End of period	$21,647,625	$15,852,656
SHARE TRANSACTIONS:
Issued	3,532,065	8,397,032
Reinvested	4,475	7,290
Redeemed	(3,395,724)	(8,488,504)
Change in shares	140,816	(84,182)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$23.16	$24.73	$22.68	$22.75	$24.11	$17.71
Investment Activities:
Net investment income (loss)(a)	0.13	0.21	0.10	(0.11)	(0.03)	0.04
Net realized and unrealized gains (losses) on investments	3.08	(1.57)	2.06	0.04	(1.33)	6.40
Total income (loss) from investment activities	3.21	(1.36)	2.16	(0.07)	(1.36)	6.44
Distributions to Shareholders From:
Net investment income	(0.14)	(0.21)	(0.11)	—	—	(0.04)
Return of capital	—	—	—	—	—	— (b)
Total distributions	(0.14)	(0.21)	(0.11)	—	—	(0.04)
Net Asset Value, End of Period	$26.23	$23.16	$24.73	$22.68	$22.75	$24.11
Total Return(c)	13.88%	(5.42)%	9.49%	(0.31)%	(5.64)%	36.39%
Ratios to Average Net Assets:
Gross expenses(d)	1.48%	1.45%	1.43%	1.42%	1.42%	1.46%
Net expenses(d)	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(d)	1.13%	0.92%	0.43%	(0.42)%	(0.12)%	0.18%
Supplemental Data:
Net assets, end of period (000’s)	$21,648	$15,853	$19,008	$26,162	$30,903	$40,574
Portfolio turnover rate(c)(e)	196%	437%	397%	400%	573%	903%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Amount is less than $0.005.

(c)          Not annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

264 :: ProFund VP UltraBull :: Financial Statements

Investment Objective: The ProFund VP UltraBull seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	8%
Swap Agreements	121%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.0%
Apple, Inc.	2.5%
Amazon.com, Inc.	2.3%
Alphabet, Inc.	1.9%
Facebook, Inc.	1.3%

S&P 500® — Composition

% of Index
Information Technology	22%
Health Care	15%
Financials	13%
Consumer Discretionary	10%
Communication Services	10%
Industrials	9%
Consumer Staples	7%
Energy	5%
Utilities	3%
Real Estate	3%
Materials	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (70.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,288	$223,262
A.O. Smith Corp. (Building Products)	315	14,855
Abbott Laboratories (Health Care Equipment & Supplies)	3,940	331,354
AbbVie, Inc. (Biotechnology)	3,301	240,049
ABIOMED, Inc.* (Health Care Equipment & Supplies)	100	26,049
Accenture PLC—Class A (IT Services)	1,424	263,112
Activision Blizzard, Inc. (Entertainment)	1,711	80,759
Adobe Systems, Inc.* (Software)	1,090	321,169
Advance Auto Parts, Inc. (Specialty Retail)	160	24,662
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,980	60,133
Affiliated Managers Group, Inc. (Capital Markets)	114	10,504
Aflac, Inc. (Insurance)	1,665	91,259
Agilent Technologies, Inc. (Life Sciences Tools & Services)	705	52,642
Air Products & Chemicals, Inc. (Chemicals)	491	111,148
Akamai Technologies, Inc.* (IT Services)	367	29,411
Alaska Air Group, Inc. (Airlines)	275	17,575
Albemarle Corp. (Chemicals)	236	16,617
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	252	35,555
Alexion Pharmaceuticals, Inc.* (Biotechnology)	501	65,621
Align Technology, Inc.* (Health Care Equipment & Supplies)	162	44,339
Allegion PLC (Building Products)	210	23,216
Allergan PLC (Pharmaceuticals)	689	115,359
Alliance Data Systems Corp. (IT Services)(a)	100	14,013
Alliant Energy Corp. (Electric Utilities)	527	25,865
Alphabet, Inc.*—Class A (Interactive Media & Services)	669	724,393
Alphabet, Inc.*—Class C (Interactive Media & Services)	685	740,423
Altria Group, Inc. (Tobacco)	4,178	197,828
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	925	1,751,608
Amcor PLC* (Containers & Packaging)	3,624	41,639
Ameren Corp. (Multi-Utilities)	549	41,235
American Airlines Group, Inc. (Airlines)	884	28,827
American Electric Power Co., Inc. (Electric Utilities)	1,102	96,987
American Express Co. (Consumer Finance)	1,530	188,862
American International Group, Inc. (Insurance)	1,943	103,523
American Tower Corp. (Equity Real Estate Investment Trusts)	987	201,791
American Water Works Co., Inc. (Water Utilities)	403	46,748
Ameriprise Financial, Inc. (Capital Markets)	300	43,548
AmerisourceBergen Corp. (Health Care Providers & Services)	347	29,585
AMETEK, Inc. (Electrical Equipment)	509	46,238
Amgen, Inc. (Biotechnology)	1,362	250,990
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	667	63,992
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,122	79,168
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	827	93,343
ANSYS, Inc.* (Software)	188	38,506
Anthem, Inc. (Health Care Providers & Services)	575	162,270
Aon PLC (Insurance)	537	103,630
Apache Corp. (Oil, Gas & Consumable Fuels)	838	24,277
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	331	16,590

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 265

Common Stocks, continued

	Shares	Value
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,762	$1,932,095
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,090	93,862
Aptiv PLC (Auto Components)	575	46,477
Archer-Daniels-Midland Co. (Food Products)	1,250	51,000
Arconic, Inc. (Aerospace & Defense)	892	23,031
Arista Networks, Inc.* (Communications Equipment)	118	30,635
Arthur J. Gallagher & Co. (Insurance)	413	36,175
Assurant, Inc. (Insurance)	138	14,680
AT&T, Inc. (Diversified Telecommunication Services)	16,300	546,213
Atmos Energy Corp. (Gas Utilities)	262	27,657
Autodesk, Inc.* (Software)	491	79,984
Automatic Data Processing, Inc. (IT Services)	973	160,866
AutoZone, Inc.* (Specialty Retail)	54	59,371
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	312	63,392
Avery Dennison Corp. (Containers & Packaging)	188	21,748
Baker Hughes, a GE Co.—Class A (Energy Equipment & Services)	1,149	28,300
Ball Corp. (Containers & Packaging)	747	52,282
Bank of America Corp. (Banks)	19,749	572,721
Baxter International, Inc. (Health Care Equipment & Supplies)	1,060	86,814
BB&T Corp. (Banks)	1,711	84,061
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	603	151,962
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	4,328	922,599
Best Buy Co., Inc. (Specialty Retail)	519	36,190
Biogen, Inc.* (Biotechnology)	433	101,266
BlackRock, Inc.—Class A (Capital Markets)	266	124,834
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	96	179,972
BorgWarner, Inc. (Auto Components)	463	19,437
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	346	44,634
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,105	133,453
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,652	165,618
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	885	254,756
Broadridge Financial Solutions, Inc. (IT Services)	260	33,197
Brown-Forman Corp.—Class B (Beverages)	371	20,565
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	306	25,811
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	944	21,674
Cadence Design Systems, Inc.* (Software)	627	44,398
Campbell Soup Co. (Food Products)	431	17,270
Capital One Financial Corp. (Consumer Finance)	1,048	95,096
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)(a)	337	11,687
Cardinal Health, Inc. (Health Care Providers & Services)	665	31,322
CarMax, Inc.* (Specialty Retail)	371	32,214
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	894	41,616
Caterpillar, Inc. (Machinery)	1,278	174,179
CBOE Holdings, Inc. (Capital Markets)	250	25,908
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	699	35,859
CBS Corp.—Class B (Media)	787	39,271
Celanese Corp.—Series A (Chemicals)	284	30,615
Celgene Corp.* (Biotechnology)	1,576	145,685
Centene Corp.* (Health Care Providers & Services)	922	48,350
CenterPoint Energy, Inc. (Multi-Utilities)	1,121	32,094
CenturyLink, Inc. (Diversified Telecommunication Services)	2,142	25,190
Cerner Corp. (Health Care Technology)	727	53,289
CF Industries Holdings, Inc. (Chemicals)	493	23,028
Charter Communications, Inc.*—Class A (Media)	383	151,354
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,254	529,368
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	54	39,576
Chubb, Ltd. (Insurance)	1,023	150,677
Church & Dwight Co., Inc. (Household Products)	549	40,110
Cigna Corp. (Health Care Providers & Services)	847	133,445
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	225	13,349
Cincinnati Financial Corp. (Insurance)	340	35,248
Cintas Corp. (Commercial Services & Supplies)	190	45,085
Cisco Systems, Inc. (Communications Equipment)	9,560	523,219
Citigroup, Inc. (Banks)	5,164	361,635
Citizens Financial Group, Inc. (Banks)	1,024	36,209
Citrix Systems, Inc. (Software)	280	27,479
CME Group, Inc. (Capital Markets)	799	155,094
CMS Energy Corp. (Multi-Utilities)	633	36,657
Cognizant Technology Solutions Corp. (IT Services)	1,272	80,632
Colgate-Palmolive Co. (Household Products)	1,917	137,391
Comcast Corp.—Class A (Media)	10,115	427,663
Comerica, Inc. (Banks)	343	24,916
ConAgra Foods, Inc. (Food Products)	1,084	28,748
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	447	46,121
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,524	153,964
Consolidated Edison, Inc. (Multi-Utilities)	731	64,094
Constellation Brands, Inc.—Class A (Beverages)	373	73,459
Copart, Inc.* (Commercial Services & Supplies)	449	33,558
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,753	58,252
Corteva, Inc. (Chemicals)	1,671	49,411
Costco Wholesale Corp. (Food & Staples Retailing)	983	259,768
Coty, Inc. (Personal Products)	670	8,978
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	929	121,094
CSX Corp. (Road & Rail)	1,717	132,844
Cummins, Inc. (Machinery)	324	55,514
CVS Health Corp. (Health Care Providers & Services)	2,902	158,130

See accompanying notes to financial statements.

266 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares		Value
D.R. Horton, Inc. (Household Durables)	758		$32,692
Danaher Corp. (Health Care Equipment & Supplies)	1,408		201,231
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	276		33,597
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	281		15,809
Deere & Co. (Machinery)	709		117,488
Delta Air Lines, Inc. (Airlines)	1,330		75,478
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	523		30,522
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	926		26,410
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	346		37,704
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	465		54,772
Discover Financial Services (Consumer Finance)	723		56,098
Discovery Communications, Inc.*—Class A (Media)	353		10,837
Discovery Communications, Inc.*—Class C (Media)	804		22,874
Dish Network Corp.*—Class A (Media)	515		19,781
Dollar General Corp. (Multiline Retail)	577		77,987
Dollar Tree, Inc.* (Multiline Retail)	531		57,024
Dominion Resources, Inc. (Multi-Utilities)	1,791		138,480
Dover Corp. (Machinery)	326		32,665
Dow, Inc. (Chemicals)	1,671		82,397
DTE Energy Co. (Multi-Utilities)	409		52,303
Duke Energy Corp. (Electric Utilities)	1,626		143,478
Duke Realty Corp. (Equity Real Estate Investment Trusts)	802		25,351
DuPont de Nemours, Inc. (Chemicals)	1,672		125,517
DXC Technology Co. (IT Services)	599		33,035
E*TRADE Financial Corp. (Capital Markets)	547		24,396
Eastman Chemical Co. (Chemicals)	310		24,127
Eaton Corp. PLC (Electrical Equipment)	945		78,700
eBay, Inc. (Internet & Direct Marketing Retail)	1,829		72,246
Ecolab, Inc. (Chemicals)	567		111,948
Edison International (Electric Utilities)	727		49,007
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	465		85,904
Electronic Arts, Inc.* (Entertainment)	663		67,135
Eli Lilly & Co. (Pharmaceuticals)	1,929		213,714
Emerson Electric Co. (Electrical Equipment)	1,372		91,539
Entergy Corp. (Electric Utilities)	423		43,539
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,296		120,735
Equifax, Inc. (Professional Services)	270		36,515
Equinix, Inc. (Equity Real Estate Investment Trusts)	188		94,807
Equity Residential (Equity Real Estate Investment Trusts)	827		62,786
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	146		42,622
Everest Re Group, Ltd. (Insurance)	92		22,741
Evergy, Inc. (Electric Utilities)	545		32,782
Eversource Energy (Electric Utilities)	717		54,320
Exelon Corp. (Electric Utilities)	2,169		103,982
Expedia, Inc. (Internet & Direct Marketing Retail)	264		35,120
Expeditors International of Washington, Inc. (Air Freight & Logistics)	383		29,054
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	286		30,345
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,450		724,154
F5 Networks, Inc.* (Communications Equipment)	134		19,514
Facebook, Inc.*—Class A (Interactive Media & Services)	5,366		1,035,639
Fastenal Co. (Trading Companies & Distributors)	1,277		41,617
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	168		21,632
FedEx Corp. (Air Freight & Logistics)	535		87,842
Fidelity National Information Services, Inc. (IT Services)	723		88,698
Fifth Third Bancorp (Banks)	1,623		45,282
First Horizon National Corp. (Banks)	—	(b)	4
First Republic Bank (Banks)	367		35,838
FirstEnergy Corp. (Electric Utilities)	1,128		48,290
Fiserv, Inc.* (IT Services)	877		79,947
FleetCor Technologies, Inc.* (IT Services)	192		53,923
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	301		16,284
Flowserve Corp. (Machinery)	293		15,438
FMC Corp. (Chemicals)	294		24,387
Foot Locker, Inc. (Specialty Retail)	251		10,522
Ford Motor Co. (Automobiles)	8,752		89,533
Fortinet, Inc.* (Software)	323		24,816
Fortive Corp. (Machinery)	659		53,722
Fortune Brands Home & Security, Inc. (Building Products)	311		17,767
Fox Corp.—Class A (Media)	790		28,946
Fox Corp.—Class B (Media)	363		13,260
Franklin Resources, Inc. (Capital Markets)	656		22,829
Freeport-McMoRan, Inc. (Metals & Mining)	3,238		37,593
Garmin, Ltd. (Household Durables)	272		21,706
Gartner, Inc.* (IT Services)	202		32,510
General Dynamics Corp. (Aerospace & Defense)	607		110,365
General Electric Co. (Industrial Conglomerates)	19,476		204,498
General Mills, Inc. (Food Products)	1,338		70,272
General Motors Co. (Automobiles)	2,945		113,470
Genuine Parts Co. (Distributors)	326		33,767
Gilead Sciences, Inc. (Biotechnology)	2,840		191,870
Global Payments, Inc. (IT Services)	349		55,885
H & R Block, Inc. (Diversified Consumer Services)	452		13,244
Halliburton Co. (Energy Equipment & Services)	1,950		44,343
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	806		13,879
Harley-Davidson, Inc. (Automobiles)	355		12,720
Harris Corp. (Aerospace & Defense)	495		93,619
Hartford Financial Services Group, Inc. (Insurance)	807		44,966
Hasbro, Inc. (Leisure Products)	258		27,265
HCA Holdings, Inc. (Health Care Providers & Services)	597		80,696
HCP, Inc. (Equity Real Estate Investment Trusts)	1,068		34,155

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 267

Common Stocks, continued

	Shares	Value
Helmerich & Payne, Inc. (Energy Equipment & Services)	247	$12,503
Henry Schein, Inc.* (Health Care Providers & Services)	333	23,277
Hess Corp. (Oil, Gas & Consumable Fuels)	569	36,171
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,991	44,715
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	651	63,629
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	351	16,244
Hologic, Inc.* (Health Care Equipment & Supplies)	599	28,764
Honeywell International, Inc. (Industrial Conglomerates)	1,626	283,884
Hormel Foods Corp. (Food Products)	607	24,608
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,655	30,154
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,364	69,938
Humana, Inc. (Health Care Providers & Services)	302	80,121
Huntington Bancshares, Inc. (Banks)	2,336	32,284
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	92	20,676
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	192	52,863
IHS Markit, Ltd.* (Professional Services)	813	51,804
Illinois Tool Works, Inc. (Machinery)	669	100,892
Illumina, Inc.* (Life Sciences Tools & Services)	328	120,753
Incyte Corp.* (Biotechnology)	397	33,729
Ingersoll-Rand PLC (Machinery)	539	68,275
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,999	478,653
Intercontinental Exchange, Inc. (Capital Markets)	1,260	108,284
International Business Machines Corp. (IT Services)	1,981	273,180
International Flavors & Fragrances, Inc. (Chemicals)	226	32,790
International Paper Co. (Containers & Packaging)	886	38,382
Intuit, Inc. (Software)	579	151,310
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	258	135,334
Invesco, Ltd. (Capital Markets)	894	18,291
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	80	12,340
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	351	56,476
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	640	20,032
J.B. Hunt Transport Services, Inc. (Road & Rail)	194	17,734
Jack Henry & Associates, Inc. (IT Services)	172	23,034
Jacobs Engineering Group, Inc. (Construction & Engineering)	256	21,604
Jefferies Financial Group, Inc. (Diversified Financial Services)(a)	564	10,846
Johnson & Johnson (Pharmaceuticals)	5,929	825,791
Johnson Controls International PLC (Building Products)	1,777	73,408
JPMorgan Chase & Co. (Banks)	7,246	810,102
Juniper Networks, Inc. (Communications Equipment)	768	20,452
Kansas City Southern Industries, Inc. (Road & Rail)	224	27,288
Kellogg Co. (Food Products)	555	29,731
KeyCorp (Banks)	2,252	39,973
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	419	37,630
Kimberly-Clark Corp. (Household Products)	767	102,226
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	942	17,408
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,347	90,765
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	361	42,670
Kohl’s Corp. (Multiline Retail)	361	17,166
L Brands, Inc. (Specialty Retail)	512	13,363
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	220	38,038
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	336	63,114
Lamb Weston Holding, Inc. (Food Products)	327	20,719
Leggett & Platt, Inc. (Household Durables)(a)	293	11,242
Lennar Corp.—Class A (Household Durables)	637	30,869
Lincoln National Corp. (Insurance)	451	29,067
Linde PLC (Chemicals)	1,212	243,371
LKQ Corp.* (Distributors)	700	18,627
Lockheed Martin Corp. (Aerospace & Defense)	549	199,583
Loews Corp. (Insurance)	599	32,747
Lowe’s Cos., Inc. (Specialty Retail)	1,749	176,492
LyondellBasell Industries N.V.—Class A (Chemicals)	679	58,482
M&T Bank Corp. (Banks)	306	52,041
Macy’s, Inc. (Multiline Retail)	688	14,764
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,826	25,947
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,480	82,702
MarketAxess Holdings, Inc. (Capital Markets)	84	26,999
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	617	86,595
Marsh & McLennan Cos., Inc. (Insurance)	1,142	113,915
Martin Marietta Materials, Inc. (Construction Materials)	140	32,215
Masco Corp. (Building Products)	654	25,663
MasterCard, Inc.—Class A (IT Services)	2,007	530,913
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	609	36,430
McCormick & Co., Inc. (Food Products)	274	42,473
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,706	354,267
McKesson Corp. (Health Care Providers & Services)	423	56,847
Medtronic PLC (Health Care Equipment & Supplies)	2,994	291,586
Merck & Co., Inc. (Pharmaceuticals)	5,750	482,138
MetLife, Inc. (Insurance)	2,123	105,449
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	56	47,040

See accompanying notes to financial statements.

268 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
MGM Resorts International (Hotels, Restaurants & Leisure)	1,139	$32,541
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	531	46,038
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,472	95,394
Microsoft Corp. (Software)	17,115	2,292,724
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	254	29,911
Mohawk Industries, Inc.* (Household Durables)	138	20,351
Molson Coors Brewing Co.—Class B (Beverages)	419	23,464
Mondelez International, Inc.—Class A (Food Products)	3,217	173,395
Monster Beverage Corp.* (Beverages)	875	55,851
Moody’s Corp. (Capital Markets)	367	71,679
Morgan Stanley (Capital Markets)	2,855	125,078
Motorola Solutions, Inc. (Communications Equipment)	367	61,190
MSCI, Inc.—Class A (Capital Markets)	190	45,370
Mylan N.V.* (Pharmaceuticals)	1,149	21,877
National Oilwell Varco, Inc. (Energy Equipment & Services)	862	19,162
Nektar Therapeutics* (Pharmaceuticals)	389	13,841
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	551	33,997
Netflix, Inc.* (Entertainment)	977	358,872
Newell Rubbermaid, Inc. (Household Durables)	868	13,385
Newmont Mining Corp. (Metals & Mining)	1,831	70,439
News Corp.—Class A (Media)	860	11,601
News Corp.—Class B (Media)	275	3,839
NextEra Energy, Inc. (Electric Utilities)	1,070	219,199
Nielsen Holdings PLC (Professional Services)	794	17,944
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,806	235,565
NiSource, Inc. (Multi-Utilities)	832	23,962
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,067	23,901
Nordstrom, Inc. (Multiline Retail)	235	7,487
Norfolk Southern Corp. (Road & Rail)	593	118,203
Northern Trust Corp. (Capital Markets)	485	43,650
Northrop Grumman Corp. (Aerospace & Defense)	379	122,459
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	481	25,796
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	596	20,932
Nucor Corp. (Metals & Mining)	681	37,523
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,360	223,353
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,671	84,018
Omnicom Group, Inc. (Media)	491	40,237
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	923	63,512
Oracle Corp. (Software)	5,420	308,777
O’Reilly Automotive, Inc.* (Specialty Retail)	176	65,000
PACCAR, Inc. (Machinery)	773	55,393
Packaging Corp. of America (Containers & Packaging)	212	20,208
Parker-Hannifin Corp. (Machinery)	286	48,623
Paychex, Inc. (IT Services)	715	58,837
PayPal Holdings, Inc.* (IT Services)	2,624	300,343
Pentair PLC (Machinery)	353	13,132
People’s United Financial, Inc. (Banks)	880	14,766
PepsiCo, Inc. (Beverages)	3,131	410,568
PerkinElmer, Inc. (Life Sciences Tools & Services)	248	23,892
Perrigo Co. PLC (Pharmaceuticals)	279	13,286
Pfizer, Inc. (Pharmaceuticals)	12,400	537,168
Philip Morris International, Inc. (Tobacco)	3,475	272,892
Phillips 66 (Oil, Gas & Consumable Fuels)	933	87,273
Pinnacle West Capital Corp. (Electric Utilities)	252	23,711
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	375	57,698
PNC Financial Services Group, Inc. (Banks)	1,009	138,516
PPG Industries, Inc. (Chemicals)	527	61,506
PPL Corp. (Electric Utilities)	1,611	49,957
Principal Financial Group, Inc. (Insurance)	579	33,536
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,408	112,781
Prudential Financial, Inc. (Insurance)	907	91,607
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,128	66,349
Public Storage (Equity Real Estate Investment Trusts)	336	80,025
PulteGroup, Inc. (Household Durables)	568	17,960
PVH Corp. (Textiles, Apparel & Luxury Goods)	168	15,900
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	265	17,652
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,716	206,606
Quanta Services, Inc. (Construction & Engineering)	317	12,106
Quest Diagnostics, Inc. (Health Care Providers & Services)	300	30,543
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	116	13,176
Raymond James Financial, Inc. (Capital Markets)	282	23,843
Raytheon Co. (Aerospace & Defense)	623	108,327
Realty Income Corp. (Equity Real Estate Investment Trusts)	703	48,486
Red Hat, Inc.* (Software)	397	74,541
Regency Centers Corp. (Equity Real Estate Investment Trusts)	373	24,894
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	176	55,088
Regions Financial Corp. (Banks)	2,262	33,794
Republic Services, Inc.—Class A (Commercial Services & Supplies)	481	41,674
ResMed, Inc. (Health Care Equipment & Supplies)	320	39,050
Robert Half International, Inc. (Professional Services)	263	14,994
Rockwell Automation, Inc. (Electrical Equipment)	264	43,251
Rollins, Inc. (Commercial Services & Supplies)	329	11,801
Roper Technologies, Inc. (Industrial Conglomerates)	232	84,972
Ross Stores, Inc. (Specialty Retail)	821	81,378
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	383	46,423

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 269

Common Stocks, continued

	Shares	Value
S&P Global, Inc. (Capital Markets)	549	$125,057
Salesforce.com, Inc.* (Software)	1,733	262,948
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	254	57,109
Schlumberger, Ltd. (Energy Equipment & Services)	3,093	122,916
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	563	26,529
Sealed Air Corp. (Containers & Packaging)	347	14,845
Sempra Energy (Multi-Utilities)	613	84,251
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	691	110,394
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	385	29,749
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	188	15,110
Snap-on, Inc. (Machinery)	124	20,539
Southwest Airlines Co. (Airlines)	1,092	55,452
Stanley Black & Decker, Inc. (Machinery)	338	48,878
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,706	226,844
State Street Corp. (Capital Markets)	833	46,698
Stryker Corp. (Health Care Equipment & Supplies)	691	142,056
SunTrust Banks, Inc. (Banks)	990	62,222
SVB Financial Group* (Banks)	118	26,502
Symantec Corp. (Software)	1,379	30,007
Synchrony Financial (Consumer Finance)	1,415	49,058
Synopsys, Inc.* (Software)	336	43,240
Sysco Corp. (Food & Staples Retailing)	1,056	74,680
T. Rowe Price Group, Inc. (Capital Markets)	527	57,817
Take-Two Interactive Software, Inc.* (Entertainment)	252	28,610
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	646	20,498
Target Corp. (Multiline Retail)	1,144	99,082
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	753	72,123
TechnipFMC PLC (Energy Equipment & Services)	940	24,384
Teleflex, Inc. (Health Care Equipment & Supplies)	104	34,440
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,095	240,422
Textron, Inc. (Aerospace & Defense)	519	27,528
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,481	24,821
The Allstate Corp. (Insurance)	745	75,759
The Bank of New York Mellon Corp. (Capital Markets)	1,967	86,843
The Boeing Co. (Aerospace & Defense)	1,168	425,165
The Charles Schwab Corp. (Capital Markets)	2,654	106,664
The Clorox Co. (Household Products)	284	43,483
The Coca-Cola Co. (Beverages)	8,575	436,638
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	110	37,058
The Estee Lauder Cos., Inc.—Class A (Personal Products)	489	89,541
The Gap, Inc. (Specialty Retail)	472	8,482
The Goldman Sachs Group, Inc. (Capital Markets)	761	155,701
The Hershey Co. (Food Products)	312	41,817
The Home Depot, Inc. (Specialty Retail)	2,458	511,191
The Interpublic Group of Cos., Inc. (Media)	864	19,518
The JM Smucker Co.—Class A (Food Products)	254	29,258
The Kraft Heinz Co. (Food Products)	1,389	43,115
The Kroger Co. (Food & Staples Retailing)	1,800	39,078
The Macerich Co. (Equity Real Estate Investment Trusts)	235	7,870
The Mosaic Co. (Chemicals)	792	19,824
The Nasdaq OMX Group, Inc. (Capital Markets)	260	25,004
The Procter & Gamble Co. (Household Products)	5,602	614,260
The Progressive Corp. (Insurance)	1,304	104,229
The Sherwin-Williams Co. (Chemicals)	182	83,409
The Southern Co. (Electric Utilities)	2,324	128,471
The TJX Cos., Inc. (Specialty Retail)	2,708	143,199
The Travelers Cos., Inc. (Insurance)	585	87,469
The Walt Disney Co. (Entertainment)	3,899	544,456
The Western Union Co. (IT Services)	962	19,134
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,705	75,848
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	893	262,257
Tiffany & Co. (Specialty Retail)	242	22,661
Torchmark Corp. (Insurance)	226	20,218
Total System Services, Inc. (IT Services)	363	46,562
Tractor Supply Co. (Specialty Retail)	270	29,376
TransDigm Group, Inc.* (Aerospace & Defense)	110	53,218
TripAdvisor, Inc.* (Interactive Media & Services)	231	10,693
Twitter, Inc.* (Interactive Media & Services)	1,631	56,922
Tyson Foods, Inc.—Class A (Food Products)	659	53,208
U.S. Bancorp (Banks)	3,343	175,173
UDR, Inc. (Equity Real Estate Investment Trusts)	629	28,236
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	124	43,014
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	418	10,596
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	432	9,590
Union Pacific Corp. (Road & Rail)	1,582	267,531
United Continental Holdings, Inc.* (Airlines)	493	43,162
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,558	160,895
United Rentals, Inc.* (Trading Companies & Distributors)	176	23,343
United Technologies Corp. (Aerospace & Defense)	1,811	235,793
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,123	518,032
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	186	24,253
Unum Group (Insurance)	473	15,869
V.F. Corp. (Textiles, Apparel & Luxury Goods)	727	63,503
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	933	79,874
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	204	27,771

See accompanying notes to financial statements.

270 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Ventas, Inc. (Equity Real Estate Investment Trusts)	825	$56,389
VeriSign, Inc.* (IT Services)	234	48,943
Verisk Analytics, Inc.—Class A (Professional Services)	365	53,458
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,236	527,653
Vertex Pharmaceuticals, Inc.* (Biotechnology)	571	104,710
Viacom, Inc.—Class B (Entertainment)	790	23,597
Visa, Inc.—Class A (IT Services)	3,884	674,069
Vornado Realty Trust (Equity Real Estate Investment Trusts)	387	24,807
Vulcan Materials Co. (Construction Materials)	296	40,644
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	26,823
Wabtec Corp. (Machinery)	361	25,905
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,735	94,852
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,123	345,061
Waste Management, Inc. (Commercial Services & Supplies)	873	100,718
Waters Corp.* (Life Sciences Tools & Services)	156	33,577
WEC Energy Group, Inc. (Multi-Utilities)	705	58,776
WellCare Health Plans, Inc.* (Health Care Providers & Services)	112	31,928
Wells Fargo & Co. (Banks)	9,035	427,536
Welltower, Inc. (Equity Real Estate Investment Trusts)	905	73,785
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	655	31,145
WestRock Co. (Containers & Packaging)	572	20,861
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,663	43,803
Whirlpool Corp. (Household Durables)	142	20,215
Willis Towers Watson PLC (Insurance)	290	55,547
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	216	26,782
Xcel Energy, Inc. (Electric Utilities)	1,150	68,414
Xerox Corp. (Technology Hardware, Storage & Peripherals)	437	15,474
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	567	66,861
Xylem, Inc. (Machinery)	401	33,540
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	683	75,588
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	457	53,807
Zions Bancorp (Banks)	407	18,714
Zoetis, Inc. (Pharmaceuticals)	1,068	121,207
TOTAL COMMON STOCKS (Cost $49,328,701)		54,576,432

Repurchase Agreements(c)(d) (20.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $15,589,970	$15,587,000	$15,587,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,587,000)		15,587,000

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(e)	11,962	$11,962
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(e)	8,684	8,684
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,646)		20,646
TOTAL INVESTMENT SECURITIES (Cost $64,936,347)—90.8%		70,184,078
Net other assets (liabilities)—9.2%		7,084,078
NET ASSETS—100.0%		$77,268,156

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $20,204.

(b)         Number of shares is less than 0.50

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $10,816,000.

(d)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	40	9/23/19	$5,886,500	$116,420

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 271

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/29/19	2.92%	$38,343,150	$178,068
SPDR S&P 500 ETF	Goldman Sachs International	7/29/19	2.82%	12,821,631	33,728
				$51,164,781	$211,796
S&P 500	UBS AG	7/29/19	2.87%	$28,063,513	$159,749
SPDR S&P 500 ETF	UBS AG	7/29/19	2.47%	14,253,604	72,027
				$42,317,117	$231,776
				$93,481,898	$443,572

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$1,419,764	1.9%
Air Freight & Logistics	303,602	0.4%
Airlines	220,494	0.3%
Auto Components	65,914	0.1%
Automobiles	215,723	0.3%
Banks	2,992,289	3.9%
Beverages	1,020,545	1.3%
Biotechnology	1,189,008	1.5%
Building Products	154,909	0.2%
Capital Markets	1,474,091	1.9%
Chemicals	1,098,577	1.4%
Commercial Services & Supplies	232,836	0.3%
Communications Equipment	655,010	0.8%
Construction & Engineering	33,710	NM
Construction Materials	72,859	0.1%
Consumer Finance	389,114	0.5%
Containers & Packaging	209,965	0.3%
Distributors	52,394	0.1%
Diversified Consumer Services	13,244	NM
Diversified Financial Services	933,445	1.2%
Diversified Telecommunication Services	1,099,056	1.4%
Electric Utilities	1,088,002	1.3%
Electrical Equipment	259,728	0.3%
Electronic Equipment, Instruments & Components	260,621	0.3%
Energy Equipment & Services	251,608	0.3%
Entertainment	1,103,429	1.4%
Equity Real Estate Investment Trusts	1,630,720	2.2%
Food & Staples Retailing	813,439	1.1%
Food Products	625,614	0.8%
Gas Utilities	27,657	NM
Health Care Equipment & Supplies	1,934,357	2.5%
Health Care Providers & Services	1,462,646	1.9%
Health Care Technology	53,289	0.1%
Hotels, Restaurants & Leisure	1,053,254	1.4%
Household Durables	168,420	0.2%
Household Products	937,470	1.2%
Independent Power and Renewable Electricity Producers	45,753	0.1%
Industrial Conglomerates	796,616	1.0%
Insurance	1,368,311	1.8%
Interactive Media & Services	2,568,070	3.4%
Internet & Direct Marketing Retail	2,038,946	2.6%
IT Services	2,900,244	3.8%
Leisure Products	27,265	NM
Life Sciences Tools & Services	596,637	0.8%
Machinery	864,183	1.2%
Media	789,181	1.0%
Metals & Mining	145,555	0.2%
Multiline Retail	273,510	0.4%
Multi-Utilities	598,201	0.8%
Oil, Gas & Consumable Fuels	2,500,877	3.3%
Personal Products	98,519	0.1%
Pharmaceuticals	2,509,999	3.2%
Professional Services	174,715	0.2%
Real Estate Management & Development	35,859	NM
Road & Rail	563,600	0.7%
Semiconductors & Semiconductor Equipment	2,049,036	2.7%
Software	3,699,899	4.7%
Specialty Retail	1,257,115	1.6%
Technology Hardware, Storage & Peripherals	2,153,893	2.8%
Textiles, Apparel & Luxury Goods	394,394	0.5%
Tobacco	470,720	0.6%
Trading Companies & Distributors	91,783	0.1%
Water Utilities	46,748	0.1%
Other**	22,691,724	29.4%
Total	$77,268,156	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

272 :: ProFund VP UltraBull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$64,936,347
Securities, at value	54,597,078
Repurchase agreements, at value	15,587,000
Total Investment Securities, at value	70,184,078
Cash	32
Segregated cash balances for futures contracts with brokers	277,200
Dividends and interest receivable	26,726
Unrealized appreciation on swap agreements	443,572
Receivable for capital shares issued	7,386,365
Receivable for investments sold	43,634
Variation margin on futures contracts	24,700
Prepaid expenses	1,786
TOTAL ASSETS	78,388,093
LIABILITIES:
Payable for investments purchased	70,697
Payable for capital shares redeemed	942,258
Payable for collateral for securities loaned	20,646
Advisory fees payable	27,049
Management services fees payable	3,606
Administration fees payable	3,202
Administrative services fees payable	9,668
Distribution fees payable	11,606
Transfer agency fees payable	2,461
Fund accounting fees payable	1,921
Compliance services fees payable	238
Other accrued expenses	26,585
TOTAL LIABILITIES	1,119,937
NET ASSETS	$77,268,156
NET ASSETS CONSIST OF:
Capital	$74,719,464
Total distributable earnings (loss)	2,548,692
NET ASSETS	$77,268,156
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,649,988
Net Asset Value (offering and redemption price per share)	$13.68

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$114,293
Interest	164,265
Income from securities lending	101
TOTAL INVESTMENT INCOME	278,659
EXPENSES:
Advisory fees	99,060
Management services fees	13,208
Administration fees	13,481
Transfer agency fees	10,256
Administrative services fees	25,116
Distribution fees	33,020
Custody fees	2,630
Fund accounting fees	8,162
Trustee fees	444
Compliance services fees	238
Other fees	19,943
TOTAL NET EXPENSES	225,558
NET INVESTMENT INCOME (LOSS)	53,101
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	603,153
Net realized gains (losses) on futures contracts	857,252
Net realized gains (losses) on swap agreements	5,028,683
Change in net unrealized appreciation/depreciation on investment securities	1,670,194
Change in net unrealized appreciation/depreciation on futures contracts	269,362
Change in net unrealized appreciation/depreciation on swap agreements	344,641
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,773,285
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,826,386

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 273

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$53,101	$113,109
Net realized gains (losses) on investments	6,489,088	(8,648,243)
Change in net unrealized appreciation/depreciation on investments	2,284,197	(2,790,418)
Change in net assets resulting from operations	8,826,386	(11,325,552)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(11,077,999)
Change in net assets resulting from distributions	—	(11,077,999)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	523,920,880	1,446,249,207
Distributions reinvested	—	3,186,175
Value of shares redeemed	(478,944,462)	(1,438,561,232)
Change in net assets resulting from capital transactions	44,976,418	10,874,150
Change in net assets	53,802,804	(11,529,401)
NET ASSETS:
Beginning of period	23,465,352	34,994,753
End of period	$77,268,156	$23,465,352
SHARE TRANSACTIONS:
Issued	40,702,247	107,058,368
Reinvested	—	252,270
Redeemed	(37,364,089)	(107,368,357)
Change in shares	3,338,158	(57,719)

See accompanying notes to financial statements.

274 :: ProFund VP UltraBull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$10.15		$14.77	$13.48	$13.96	$16.50	$19.63
Investment Activities:
Net investment income (loss)(a)	0.03		0.05	(0.02)	(0.03)	(0.05)	(0.06)
Net realized and unrealized gains (losses) on investments	3.50		(1.77)	5.18	2.49	(0.27)	3.73
Total income (loss) from investment activities	3.53		(1.72)	5.16	2.46	(0.32)	3.67
Distributions to Shareholders From:
Net realized gains on investments	—		(2.90)	(3.87)	(2.94)	(2.22)	(6.80)
Net Asset Value, End of Period	$13.68		$10.15	$14.77	$13.48	$13.96	$16.50
Total Return(b)	34.78%		(15.50)%	41.02%	18.60%	(2.88)%	23.24%
Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.53%	1.60%	1.68%	1.68%	1.78%
Net expenses(c)	1.70	%(d)	1.53%	1.60%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.40%		0.37%	(0.12)%	(0.20)%	(0.35)%	(0.38)%
Supplemental Data:
Net assets, end of period (000’s)	$77,268		$23,465	$34,995	$53,752	$28,680	$67,317
Portfolio turnover rate(b)(e)	319%		3,297%	2,993%	2,888%	2,578%	2,750%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 275

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	24%
Swap Agreements	105%
Total Exposure	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
IDEX Corp.	0.5%
STERIS PLC	0.5%
Leidos Holdings, Inc.	0.5%
Domino’s Pizza, Inc.	0.5%
Trimble Navigation, Ltd.	0.5%

S&P MidCap 400® — Composition

% of Index
Financials	17%
Industrials	16%
Information Technology	15%
Consumer Discretionary	12%
Real Estate	10%
Health Care	10%
Materials	6%
Utilities	5%
Energy	3%
Consumer Staples	3%
Communication Services	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (70.0%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	864	$53,058
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,133	39,598
ACI Worldwide, Inc.* (Software)	1,412	48,488
Acuity Brands, Inc. (Electrical Equipment)	510	70,334
Adient PLC (Auto Components)	1,112	26,988
Adtalem Global Education, Inc.* (Diversified Consumer Services)	722	32,526
AECOM Technology Corp.* (Construction & Engineering)	2,010	76,078
AGCO Corp. (Machinery)	823	63,840
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	866	20,005
Alleghany Corp.* (Insurance)	184	125,323
Allegheny Technologies, Inc.* (Metals & Mining)	1,611	40,597
ALLETE, Inc. (Electric Utilities)	660	54,919
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,126	24,725
AMC Networks, Inc.*—Class A (Media)	579	31,550
Amedisys, Inc.* (Health Care Providers & Services)	373	45,286
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,753	80,918
American Eagle Outfitters, Inc. (Specialty Retail)	2,091	35,338
American Financial Group, Inc. (Insurance)	906	92,838
Apergy Corp.* (Energy Equipment & Services)	988	33,138
AptarGroup, Inc. (Containers & Packaging)	806	100,218
Aqua America, Inc. (Water Utilities)	2,756	114,016
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,082	77,114
ASGN, Inc.* (Professional Services)	675	40,905
Ashland Global Holdings, Inc. (Chemicals)	801	64,056
Associated Banc-Corp. (Banks)	2,095	44,288
AutoNation, Inc.* (Specialty Retail)	729	30,574
Avanos Medical, Inc.*—Class I (Health Care Equipment & Supplies)	608	26,515
Avis Budget Group, Inc.* (Road & Rail)	814	28,620
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,358	61,477
Axon Enterprise, Inc.* (Aerospace & Defense)	755	48,479
BancorpSouth Bank (Banks)	1,174	34,093
Bank of Hawaii Corp. (Banks)	523	43,362
Bank OZK (Banks)	1,543	46,429
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	1,687	19,603
Belden, Inc. (Electronic Equipment, Instruments & Components)	504	30,023
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	255	79,710
Bio-Techne Corp. (Life Sciences Tools & Services)	484	100,910
Black Hills Corp. (Multi-Utilities)	694	54,250
Blackbaud, Inc. (Software)	628	52,438
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,020	27,479
Brighthouse Financial, Inc.* (Insurance)	1,479	54,265
Brinker International, Inc. (Hotels, Restaurants & Leisure)	478	18,809
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,806	68,051
Brown & Brown, Inc. (Insurance)	2,991	100,199
Brunswick Corp. (Leisure Products)	1,112	51,030
Cable One, Inc. (Media)	64	74,943
Cabot Corp. (Chemicals)	746	35,592
CACI International, Inc.*—Class A (IT Services)	317	64,855
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	7,476	88,365
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,911	19,183

See accompanying notes to financial statements.

276 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Camden Property Trust (Equity Real Estate Investment Trusts)	1,236	$129,025
Cantel Medical Corp. (Health Care Equipment & Supplies)	465	37,498
Carlisle Cos., Inc. (Industrial Conglomerates)	729	102,359
Carpenter Technology Corp. (Metals & Mining)	606	29,076
Cars.com, Inc.* (Interactive Media & Services)	784	15,460
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	578	56,378
Casey’s General Stores, Inc. (Food & Staples Retailing)	469	73,159
Catalent, Inc.* (Pharmaceuticals)	1,862	100,939
Cathay General Bancorp, Inc. (Banks)	975	35,012
CDK Global, Inc. (Software)	1,554	76,830
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	623	88,404
Chemed Corp. (Health Care Providers & Services)	204	73,611
Chemical Financial Corp. (Banks)	913	37,533
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	13,355	26,042
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	452	52,012
Ciena Corp.* (Communications Equipment)	1,828	75,186
Cinemark Holdings, Inc. (Entertainment)	1,361	49,132
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	743	32,469
Clean Harbors, Inc.* (Commercial Services & Supplies)	649	46,144
CNO Financial Group, Inc. (Insurance)	2,044	34,094
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,497	18,253
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,188	104,980
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	309	42,138
Colfax Corp.* (Machinery)	1,217	34,113
Commerce Bancshares, Inc. (Banks)	1,256	74,933
Commercial Metals Co. (Metals & Mining)	1,506	26,882
CommVault Systems, Inc.* (Software)	489	24,264
Compass Minerals International, Inc. (Metals & Mining)	433	23,793
Core Laboratories N.V. (Energy Equipment & Services)	566	29,590
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,521	31,576
CoreLogic, Inc.* (IT Services)	1,031	43,127
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	471	54,245
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,429	37,683
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,856	67,132
Covetrus, Inc.* (Health Care Providers & Services)	1,226	29,988
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	308	52,585
Crane Co. (Machinery)	651	54,319
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,344	75,506
Cullen/Frost Bankers, Inc. (Banks)	806	75,490
Curtiss-Wright Corp. (Aerospace & Defense)	546	69,413
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,675	103,971
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,446	83,463
Dana Holding Corp. (Auto Components)	1,838	36,650
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	373	65,637
Delphi Technologies PLC (Auto Components)	1,123	22,460
Deluxe Corp. (Commercial Services & Supplies)	557	22,648
Dick’s Sporting Goods, Inc. (Specialty Retail)	863	29,886
Dillard’s, Inc.—Class A (Multiline Retail)(a)	227	14,138
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	525	146,096
Domtar Corp. (Paper & Forest Products)	806	35,891
Donaldson Co., Inc. (Machinery)	1,629	82,851
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,066	82,309
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,056	84,121
Dycom Industries, Inc.* (Construction & Engineering)	401	23,607
Eagle Materials, Inc. (Construction Materials)	564	52,283
East West Bancorp, Inc. (Banks)	1,858	86,900
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	469	54,395
Eaton Vance Corp. (Capital Markets)	1,457	62,840
Edgewell Personal Care Co.* (Personal Products)	692	18,649
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	831	38,284
EMCOR Group, Inc. (Construction & Engineering)	716	63,079
Encompass Health Corp. (Health Care Providers & Services)	1,262	79,961
Energizer Holdings, Inc. (Household Products)	812	31,376
EnerSys (Electrical Equipment)	548	37,538
Ensco Rowan PLC—Class A (Energy Equipment & Services)	2,514	21,444
EPR Properties (Equity Real Estate Investment Trusts)	964	71,905
EQT Corp. (Oil, Gas & Consumable Fuels)	3,264	51,604
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,606	51,364
Evercore Partners, Inc.—Class A (Capital Markets)	525	46,499
Exelixis, Inc.* (Biotechnology)	3,855	82,381
F.N.B. Corp. (Banks)	4,147	48,810
FactSet Research Systems, Inc. (Capital Markets)	488	139,841
Fair Isaac Corp.* (Software)	369	115,873
Federated Investors, Inc.—Class B (Capital Markets)	1,228	39,910
First American Financial Corp. (Insurance)	1,433	76,952
First Financial Bankshares, Inc. (Banks)	1,733	53,359
First Horizon National Corp. (Banks)	4,028	60,138
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,616	59,372
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	969	63,644

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 277

Common Stocks, continued

	Shares	Value
Five Below, Inc.* (Specialty Retail)	714	$85,695
Flowers Foods, Inc. (Food Products)	2,350	54,685
Fluor Corp. (Construction & Engineering)	1,787	60,204
Fulton Financial Corp. (Banks)	2,156	35,294
GATX Corp. (Trading Companies & Distributors)	463	36,711
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	722	72,200
Gentex Corp. (Auto Components)	3,265	80,352
Genworth Financial, Inc.*—Class A (Insurance)	6,430	23,855
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	977	41,327
Graco, Inc. (Machinery)	2,126	106,683
Graham Holdings Co.—Class B (Diversified Consumer Services)	56	38,642
Granite Construction, Inc. (Construction & Engineering)	598	28,812
Green Dot Corp.*—Class A (Consumer Finance)	611	29,878
Greif, Inc.—Class A (Containers & Packaging)	336	10,937
Haemonetics Corp.* (Health Care Equipment & Supplies)	654	78,702
Hancock Holding Co. (Banks)	1,095	43,866
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,391	60,578
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,650	51,678
Healthcare Services Group, Inc. (Commercial Services & Supplies)	947	28,713
HealthEquity, Inc.* (Health Care Providers & Services)	698	45,649
Helen of Troy, Ltd.* (Household Durables)	319	41,658
Herman Miller, Inc. (Commercial Services & Supplies)	752	33,614
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,324	54,681
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	853	89,241
HNI Corp. (Commercial Services & Supplies)	553	19,565
Home BancShares, Inc. (Banks)	1,974	38,019
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,100	52,500
Hubbell, Inc. (Electrical Equipment)	696	90,759
ICU Medical, Inc.* (Health Care Equipment & Supplies)	214	53,909
IDACORP, Inc. (Electric Utilities)	643	64,576
IDEX Corp. (Machinery)	968	166,631
Ingevity Corp.* (Chemicals)	534	56,161
Ingredion, Inc. (Food Products)	851	70,199
Inogen, Inc.* (Health Care Equipment & Supplies)	229	15,288
Insperity, Inc. (Professional Services)	480	58,627
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	906	50,600
Interactive Brokers Group, Inc.—Class A (Capital Markets)	958	51,924
InterDigital, Inc. (Communications Equipment)	405	26,082
International Bancshares Corp. (Banks)	696	26,246
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	306	13,736
ITT, Inc. (Machinery)	1,121	73,403
j2 Global, Inc. (Software)	594	52,801
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,778	56,185
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	330	26,859
Janus Henderson Group PLC (Capital Markets)	2,095	44,833
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,541	60,623
JetBlue Airways Corp.* (Airlines)	3,844	71,076
John Wiley & Sons, Inc.—Class A (Media)	576	26,415
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	585	82,304
KB Home (Household Durables)	1,080	27,788
KBR, Inc. (Construction & Engineering)	1,808	45,092
Kemper Corp. (Insurance)	799	68,946
Kennametal, Inc. (Machinery)	1,052	38,913
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,290	95,215
Kirby Corp.* (Marine)	688	54,352
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,592	52,281
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,093	88,216
Lancaster Colony Corp. (Food Products)	249	37,001
Landstar System, Inc. (Road & Rail)	514	55,507
Legg Mason, Inc. (Capital Markets)	1,106	42,338
Leidos Holdings, Inc. (IT Services)	1,841	147,003
LendingTree, Inc.* (Thrifts & Mortgage Finance)	96	40,323
Lennox International, Inc. (Building Products)	450	123,749
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,894	94,776
Life Storage, Inc. (Equity Real Estate Investment Trusts)	596	56,668
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	251	28,652
Lincoln Electric Holdings, Inc. (Machinery)	803	66,103
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	315	55,727
LivaNova PLC* (Health Care Equipment & Supplies)	617	44,399
Live Nation Entertainment, Inc.* (Entertainment)	1,783	118,124
LiveRamp Holdings, Inc.* (IT Services)	881	42,711
LogMeIn, Inc. (Software)	636	46,860
Louisiana-Pacific Corp. (Paper & Forest Products)	1,577	41,349
Lumentum Holdings, Inc.* (Communications Equipment)	975	52,075
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,153	26,853
Mallinckrodt PLC* (Pharmaceuticals)	1,070	9,823
Manhattan Associates, Inc.* (Software)	825	57,197
ManpowerGroup, Inc. (Professional Services)	765	73,899
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	499	48,104
Masimo Corp.* (Health Care Equipment & Supplies)	626	93,161
MasTec, Inc.* (Construction & Engineering)	789	40,657

See accompanying notes to financial statements.

278 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,326	$26,361
Mattel, Inc.* (Leisure Products)(a)	4,412	49,459
MAXIMUS, Inc. (IT Services)	816	59,193
McDermott International, Inc.* (Energy Equipment & Services)	2,319	22,402
MDU Resources Group, Inc. (Multi-Utilities)	2,530	65,274
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,038	87,863
Medidata Solutions, Inc.* (Health Care Technology)	795	71,956
MEDNAX, Inc.* (Health Care Providers & Services)	1,104	27,854
Mercury General Corp. (Insurance)	347	21,688
Meredith Corp. (Media)	512	28,191
Minerals Technologies, Inc. (Chemicals)	450	24,080
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	694	54,056
Molina Healthcare, Inc.* (Health Care Providers & Services)	801	114,656
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	506	68,705
MSA Safety, Inc. (Commercial Services & Supplies)	450	47,426
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	574	42,625
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,085	51,395
Murphy USA, Inc.* (Specialty Retail)	383	32,183
National Fuel Gas Co. (Gas Utilities)	1,103	58,183
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,433	60,172
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,078	110,155
Navient Corp. (Consumer Finance)	2,721	37,142
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,534	47,707
NetScout Systems, Inc.* (Communications Equipment)	891	22,622
New Jersey Resources Corp. (Gas Utilities)	1,140	56,738
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,970	59,581
NewMarket Corp. (Chemicals)	111	44,504
Nordson Corp. (Machinery)	660	93,265
NorthWestern Corp. (Multi-Utilities)	645	46,537
NOW, Inc.* (Trading Companies & Distributors)	1,389	20,502
Nu Skin Enterprises, Inc.—Class A (Personal Products)	709	34,968
NuVasive, Inc.* (Health Care Equipment & Supplies)	662	38,753
nVent Electric PLC (Electrical Equipment)	2,031	50,348
NVR, Inc.* (Household Durables)	43	144,922
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,455	19,624
Oceaneering International, Inc.* (Energy Equipment & Services)	1,264	25,773
OGE Energy Corp. (Electric Utilities)	2,558	108,869
Old Dominion Freight Line, Inc. (Road & Rail)	827	123,439
Old Republic International Corp. (Insurance)	3,638	81,418
Olin Corp. (Chemicals)	2,106	46,142
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	666	58,015
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,740	100,695
ONE Gas, Inc. (Gas Utilities)	673	60,772
Oshkosh Corp. (Machinery)	893	74,557
Owens-Illinois, Inc. (Containers & Packaging)	1,982	34,229
PacWest Bancorp (Banks)	1,517	58,905
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	289	12,924
Patterson Cos., Inc. (Health Care Providers & Services)	1,058	24,228
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,664	30,663
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,530	47,889
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,669	47,032
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,361	26,213
Perspecta, Inc. (IT Services)	1,787	41,834
Pinnacle Financial Partners, Inc. (Banks)	924	53,112
Plantronics, Inc. (Communications Equipment)	418	15,483
PNM Resources, Inc. (Electric Utilities)	1,018	51,826
Polaris Industries, Inc. (Leisure Products)	733	66,871
PolyOne Corp. (Chemicals)	994	31,202
Pool Corp. (Distributors)	508	97,028
Post Holdings, Inc.* (Food Products)	851	88,478
Potlatch Corp. (Equity Real Estate Investment Trusts)	863	33,640
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	756	74,957
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	662	20,972
Primerica, Inc. (Insurance)	540	64,773
Prosperity Bancshares, Inc. (Banks)	848	56,010
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	255	42,975
PTC, Inc.* (Software)	1,322	118,663
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,040	21,979
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,662	18,581
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,656	50,177
Regal Beloit Corp. (Electrical Equipment)	548	44,777
Reinsurance Group of America, Inc. (Insurance)	799	124,667
Reliance Steel & Aluminum Co. (Metals & Mining)	859	81,279
RenaissanceRe Holdings, Ltd. (Insurance)	564	100,398
Resideo Technologies, Inc.* (Building Products)	1,568	34,371
Royal Gold, Inc. (Metals & Mining)	836	85,682
RPM International, Inc. (Chemicals)	1,674	102,298
Ryder System, Inc. (Road & Rail)	681	39,702
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,293	45,149
Sabre Corp. (IT Services)	3,508	77,878
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,539	20,530
Sanderson Farms, Inc. (Food Products)	249	34,003
Science Applications International Corp. (IT Services)	651	56,351

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 279

Common Stocks, continued

	Shares	Value
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	713	$14,132
SEI Investments Co. (Capital Markets)	1,637	91,836
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	851	40,891
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,035	25,099
Sensient Technologies Corp. (Chemicals)	540	39,679
Service Corp. International (Diversified Consumer Services)	2,327	108,856
Signature Bank (Banks)	703	84,951
Signet Jewelers, Ltd. (Specialty Retail)	667	11,926
Silgan Holdings, Inc. (Containers & Packaging)	994	30,416
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	553	57,180
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	915	45,457
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,716	54,037
SLM Corp. (Consumer Finance)	5,522	53,673
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,318	16,501
Sonoco Products Co. (Containers & Packaging)	1,279	83,570
Sotheby’s*—Class A (Diversified Consumer Services)	422	24,531
Southwest Gas Corp. (Gas Utilities)	683	61,210
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,911	21,839
Spire, Inc. (Gas Utilities)	649	54,464
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,508	28,486
Steel Dynamics, Inc. (Metals & Mining)	2,839	85,738
Stericycle, Inc.* (Commercial Services & Supplies)	1,093	52,190
STERIS PLC (Health Care Equipment & Supplies)	1,080	160,790
Sterling Bancorp (Banks)	2,678	56,988
Stifel Financial Corp. (Capital Markets)	904	53,390
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	441	12,851
Syneos Health, Inc.* (Life Sciences Tools & Services)	782	39,952
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	531	52,250
Synovus Financial Corp. (Banks)	2,012	70,420
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,202	19,484
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	782	31,929
TCF Financial Corp. (Banks)	2,096	43,576
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	467	48,848
TEGNA, Inc. (Media)	2,764	41,875
Teledyne Technologies, Inc.* (Aerospace & Defense)	463	126,801
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,200	36,480
Tempur Sealy International, Inc.* (Household Durables)	587	43,068
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,067	22,044
Teradata Corp.* (IT Services)	1,496	53,632
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,190	104,922
Terex Corp. (Machinery)	801	25,151
Texas Capital Bancshares, Inc.* (Banks)	641	39,338
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	853	45,781
The Boston Beer Co., Inc.*—Class A (Beverages)	113	42,687
The Brink’s Co. (Commercial Services & Supplies)	638	51,793
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	531	23,215
The Chemours Co. (Chemicals)	2,095	50,280
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,549	32,544
The Goodyear Tire & Rubber Co. (Auto Components)	2,970	45,441
The Hain Celestial Group, Inc.* (Food Products)	1,144	25,054
The Hanover Insurance Group, Inc. (Insurance)	519	66,588
The Michaels Cos., Inc.* (Specialty Retail)	1,151	10,014
The New York Times Co.—Class A (Media)	1,815	59,205
The Scotts Miracle-Gro Co.—Class A (Chemicals)	503	49,546
The Timken Co. (Machinery)	876	44,974
The Toro Co. (Machinery)	1,359	90,917
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,329	45,602
Thor Industries, Inc. (Automobiles)	668	39,045
Toll Brothers, Inc. (Household Durables)	1,691	61,924
Tootsie Roll Industries, Inc. (Food Products)	242	8,937
Transocean, Ltd.* (Energy Equipment & Services)	6,483	41,556
TreeHouse Foods, Inc.* (Food Products)	716	38,736
Trex Co., Inc.* (Building Products)	748	53,632
TRI Pointe Group, Inc.* (Household Durables)	1,817	21,749
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,214	144,985
Trinity Industries, Inc. (Machinery)	1,658	34,404
Trustmark Corp. (Banks)	827	27,498
Tupperware Brands Corp. (Household Durables)	623	11,856
Tyler Technologies, Inc.* (Software)	489	105,634
UGI Corp. (Gas Utilities)	2,226	118,891
UMB Financial Corp. (Banks)	564	37,122
Umpqua Holdings Corp. (Banks)	2,816	46,717
United Bankshares, Inc. (Banks)	1,305	48,402
United States Steel Corp. (Metals & Mining)	2,201	33,697
United Therapeutics Corp.* (Biotechnology)	559	43,636
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,351	22,335
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	542	101,929
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,538	26,654
Urban Outfitters, Inc.* (Specialty Retail)	876	19,929
Valley National Bancorp (Banks)	4,237	45,675
Valmont Industries, Inc. (Construction & Engineering)	279	35,380
Valvoline, Inc. (Chemicals)	2,404	46,950
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,395	71,954
ViaSat, Inc.* (Communications Equipment)	728	58,837

See accompanying notes to financial statements.

280 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,689	$27,902
Visteon Corp.* (Auto Components)	362	21,206
W.R. Berkley Corp. (Insurance)	1,847	121,773
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,028	35,908
Watsco, Inc. (Trading Companies & Distributors)	413	67,538
Webster Financial Corp. (Banks)	1,178	56,273
Weight Watchers International, Inc.* (Diversified Consumer Services)	497	9,493
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,528	41,898
Werner Enterprises, Inc. (Road & Rail)	553	17,187
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	939	117,516
WEX, Inc.* (IT Services)	553	115,078
Williams-Sonoma, Inc. (Specialty Retail)	1,007	65,455
Wintrust Financial Corp. (Banks)	724	52,968
Woodward, Inc. (Machinery)	714	80,796
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	859	30,890
World Wrestling Entertainment, Inc.—Class A (Entertainment)	557	40,221
Worthington Industries, Inc. (Metals & Mining)	497	20,009
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,070	58,356
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,196	52,504
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,243	69,285
XPO Logistics, Inc.* (Air Freight & Logistics)	1,174	67,869
Yelp, Inc.* (Interactive Media & Services)	908	31,036
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	690	144,548
TOTAL COMMON STOCKS (Cost $16,947,629)		21,821,102

Repurchase Agreements(b)(c) (24.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $7,569,442	$7,568,000	$7,568,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,568,000)		7,568,000

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(d)	51,695	$51,695
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(d)	37,533	37,533
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $89,228)		89,228
TOTAL INVESTMENT SECURITIES (Cost $24,604,857)—94.6%		29,478,330
Net other assets (liabilities)—5.4%		1,681,322
NET ASSETS—100.0%		$31,159,652

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $89,193.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $4,212,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	39	9/23/19	$7,615,920	$186,522

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 281

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/29/19	2.82%	$8,534,542	$57,530
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/29/19	2.57%	3,719,640	48,718
				$12,254,182	$106,248
S&P MidCap 400	UBS AG	7/29/19	2.82%	$12,381,108	$148,390
SPDR S&P MidCap 400 ETF	UBS AG	7/29/19	2.67%	8,119,788	106,326
				$20,500,896	$254,716
				$32,755,078	$360,964

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$244,693	0.8%
Air Freight & Logistics	67,869	0.2%
Airlines	71,076	0.2%
Auto Components	233,097	0.7%
Automobiles	39,045	0.1%
Banks	1,561,727	5.1%
Beverages	42,687	0.1%
Biotechnology	154,669	0.5%
Building Products	211,752	0.7%
Capital Markets	573,411	1.8%
Chemicals	590,490	1.9%
Commercial Services & Supplies	302,093	1.0%
Communications Equipment	250,285	0.8%
Construction & Engineering	372,909	1.2%
Construction Materials	52,283	0.2%
Consumer Finance	120,693	0.4%
Containers & Packaging	259,370	0.8%
Distributors	97,028	0.3%
Diversified Consumer Services	214,048	0.7%
Electric Utilities	340,768	1.1%
Electrical Equipment	293,756	0.9%
Electronic Equipment, Instruments & Components	906,349	2.9%
Energy Equipment & Services	204,566	0.7%
Entertainment	207,477	0.7%
Equity Real Estate Investment Trusts	2,138,918	6.8%
Food & Staples Retailing	101,645	0.3%
Food Products	357,093	1.2%
Gas Utilities	410,258	1.3%
Health Care Equipment & Supplies	847,699	2.8%
Health Care Providers & Services	502,875	1.6%
Health Care Technology	96,681	0.3%
Hotels, Restaurants & Leisure	931,563	3.1%
Household Durables	352,965	1.1%
Household Products	31,376	0.1%
Industrial Conglomerates	102,359	0.3%
Insurance	1,157,777	3.7%
Interactive Media & Services	46,496	0.1%
IT Services	701,662	2.3%
Leisure Products	167,360	0.5%
Life Sciences Tools & Services	383,933	1.2%
Machinery	1,130,920	3.6%
Marine	54,352	0.2%
Media	262,179	0.9%
Metals & Mining	426,753	1.4%
Multiline Retail	72,153	0.2%
Multi-Utilities	166,061	0.5%
Oil, Gas & Consumable Fuels	479,861	1.5%
Paper & Forest Products	77,240	0.2%
Personal Products	53,617	0.2%
Pharmaceuticals	131,734	0.4%
Professional Services	173,431	0.6%
Real Estate Management & Development	82,304	0.3%
Road & Rail	388,936	1.2%
Semiconductors & Semiconductor Equipment	788,078	2.5%
Software	699,048	2.2%
Specialty Retail	414,191	1.4%
Technology Hardware, Storage & Peripherals	47,707	0.2%
Textiles, Apparel & Luxury Goods	176,052	0.6%
Thrifts & Mortgage Finance	135,812	0.4%
Trading Companies & Distributors	167,376	0.5%
Water Utilities	114,016	0.4%
Wireless Telecommunication Services	36,480	0.1%
Other**	9,338,550	30.0%
Total	$31,159,652	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

282 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$24,604,857
Securities, at value	21,910,330
Repurchase agreements, at value	7,568,000
Total Investment Securities, at value	29,478,330
Segregated cash balances for futures contracts with brokers	364,650
Dividends and interest receivable	19,862
Unrealized appreciation on swap agreements	360,964
Receivable for capital shares issued	1,562,168
Receivable from counterparties to swap agreements	197,229
Receivable for investments sold	154,903
Variation margin on futures contracts	99,840
Prepaid expenses	1,041
TOTAL ASSETS	32,238,987
LIABILITIES:
Payable for investments purchased	48,484
Payable for capital shares redeemed	131
Cash overdraft	898,425
Payable for collateral for securities loaned	89,228
Advisory fees payable	12,491
Management services fees payable	1,666
Administration fees payable	1,613
Administrative services fees payable	7,851
Distribution fees payable	5,457
Transfer agency fees payable	1,240
Fund accounting fees payable	1,006
Compliance services fees payable	143
Other accrued expenses	11,600
TOTAL LIABILITIES	1,079,335
NET ASSETS	$31,159,652
NET ASSETS CONSIST OF:
Capital	$25,814,922
Total distributable earnings (loss)	5,344,730
NET ASSETS	$31,159,652
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	559,248
Net Asset Value (offering and redemption price per share)	$55.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$97,402
Interest	87,345
Foreign tax withholding	(46)
Income from securities lending	75
TOTAL INVESTMENT INCOME	184,776
EXPENSES:
Advisory fees	70,793
Management services fees	9,439
Administration fees	7,697
Transfer agency fees	5,904
Administrative services fees	27,505
Distribution fees	23,598
Custody fees	1,453
Fund accounting fees	4,878
Trustee fees	259
Compliance services fees	143
Other fees	11,233
Total Gross Expenses before reductions	162,902
Expenses reduced and reimbursed by the Advisor	(3,985)
TOTAL NET EXPENSES	158,917
NET INVESTMENT INCOME (LOSS)	25,859
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	294,599
Net realized gains (losses) on futures contracts	288,443
Net realized gains (losses) on swap agreements	3,431,823
Change in net unrealized appreciation/depreciation on investment securities	1,449,576
Change in net unrealized appreciation/depreciation on futures contracts	323,158
Change in net unrealized appreciation/depreciation on swap agreements	214,949
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,002,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,028,407

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 283

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,859	$(23,594)
Net realized gains (losses) on investments	4,014,865	(2,263,145)
Change in net unrealized appreciation/depreciation on investments	1,987,683	(3,654,231)
Change in net assets resulting from operations	6,028,407	(5,940,970)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(5,729,395)
Change in net assets resulting from distributions	—	(5,729,395)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	161,849,543	515,633,226
Distributions reinvested	—	5,729,395
Value of shares redeemed	(151,394,031)	(520,831,158)
Change in net assets resulting from capital transactions	10,455,512	531,463
Change in net assets	16,483,919	(11,138,902)
NET ASSETS:
Beginning of period	14,675,733	25,814,635
End of period	$31,159,652	$14,675,733
SHARE TRANSACTIONS:
Issued	3,070,097	7,979,613
Reinvested	—	93,679
Redeemed	(2,863,470)	(8,044,585)
Change in shares	206,627	28,707

See accompanying notes to financial statements.

284 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$41.62	$79.70	$68.60	$49.75	$61.87	$53.64
Investment Activities:
Net investment income (loss)(a)	0.07	(0.06)	(0.32)	(0.28)	(0.44)	(0.42)
Net realized and unrealized gains (losses) on investments	14.03	(13.41)	19.39	19.13	(4.14)	8.65
Total income (loss) from investment activities	14.10	(13.47)	19.07	18.85	(4.58)	8.23
Distributions to Shareholders From:
Net realized gains on investments	—	(24.61)	(7.97)	—	(7.54)	—
Net Asset Value, End of Period	$55.72	$41.62	$79.70	$68.60	$49.75	$61.87
Total Return(b)	33.88%	(26.77)%	28.86%	37.91%	(9.15)%	15.34%
Ratios to Average Net Assets:
Gross expenses(c)	1.72%	1.68%	1.68%	1.68%	1.68%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.27%	(0.10)%	(0.43)%	(0.50)%	(0.75)%	(0.75)%
Supplemental Data:
Net assets, end of period (000’s)	$31,160	$14,676	$25,815	$37,569	$27,041	$32,452
Portfolio turnover rate(b)(d)	65%	617%	594%	547%	463%	430%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 285

Investment Objective: The ProFund VP UltraNasdaq-100 seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the Nasdaq-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	14%
Swap Agreements	128%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.5%
Amazon.com, Inc.	5.9%
Apple, Inc.	5.8%
Alphabet, Inc.	4.5%
Facebook, Inc.	3.0%

Nasdaq-100® Index — Composition

% of Index
Information Technology	45%
Communication Services	22%
Consumer Discretionary	17%
Health Care	8%
Consumer Staples	6%
Industrials	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (57.9%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	7,869	$371,417
Adobe Systems, Inc.* (Software)	5,013	1,477,080
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,111	337,441
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,303	301,647
Align Technology, Inc.* (Health Care Equipment & Supplies)	822	224,981
Alphabet, Inc.*—Class A (Interactive Media & Services)	2,850	3,085,980
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,249	3,511,877
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,559	8,633,059
American Airlines Group, Inc. (Airlines)	4,570	149,028
Amgen, Inc. (Biotechnology)	6,267	1,154,882
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,799	428,793
Apple, Inc. (Technology Hardware, Storage & Peripherals)	42,598	8,430,996
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,618	431,944
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	752	156,363
Autodesk, Inc.* (Software)	2,261	368,317
Automatic Data Processing, Inc. (IT Services)	4,471	739,190
Baidu, Inc.*ADR (Interactive Media & Services)	2,863	336,002
Biogen, Inc.* (Biotechnology)	1,992	465,869
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,839	157,510
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	445	834,246
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,066	1,170,439
Cadence Design Systems, Inc.* (Software)	2,887	204,428
Celgene Corp.* (Biotechnology)	7,247	669,913
Cerner Corp. (Health Care Technology)	3,344	245,115
Charter Communications, Inc.*—Class A (Media)	2,296	907,333
Check Point Software Technologies, Ltd.* (Software)	1,564	180,814
Cintas Corp. (Commercial Services & Supplies)	1,075	255,087
Cisco Systems, Inc. (Communications Equipment)	43,982	2,407,135
Citrix Systems, Inc. (Software)	1,353	132,783
Cognizant Technology Solutions Corp. (IT Services)	5,849	370,768
Comcast Corp.—Class A (Media)	46,536	1,967,542
Costco Wholesale Corp. (Food & Staples Retailing)	4,520	1,194,455
CSX Corp. (Road & Rail)	8,313	643,176
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	5,003	184,661
Dollar Tree, Inc.* (Multiline Retail)	2,440	262,032
eBay, Inc. (Internet & Direct Marketing Retail)	8,954	353,683
Electronic Arts, Inc.* (Entertainment)	3,054	309,248
Expedia, Inc. (Internet & Direct Marketing Retail)	1,397	185,843
Facebook, Inc.*—Class A (Interactive Media & Services)	22,453	4,333,428
Fastenal Co. (Trading Companies & Distributors)	5,883	191,727
Fiserv, Inc.* (IT Services)	4,032	367,557
Fox Corp.—Class A (Media)	3,544	129,852
Fox Corp.—Class B (Media)	2,696	98,485
Gilead Sciences, Inc. (Biotechnology)	13,065	882,671
Hasbro, Inc. (Leisure Products)	1,293	136,644
Henry Schein, Inc.* (Health Care Providers & Services)	1,531	107,017
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	883	243,116
Illumina, Inc.* (Life Sciences Tools & Services)	1,511	556,275
Incyte Corp.* (Biotechnology)	2,204	187,252

See accompanying notes to financial statements.

286 :: ProFund VP UltraNasdaq-100 :: Financial Statements

Common Stocks, continued

	Shares	Value
Intel Corp. (Semiconductors & Semiconductor Equipment)	45,997	$2,201,876
Intuit, Inc. (Software)	2,663	695,922
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,187	622,642
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,117	102,105
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	9,505	287,906
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,660	196,212
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,540	289,274
Liberty Global PLC*—Class A (Media)	2,108	56,895
Liberty Global PLC*—Class C (Media)	5,352	141,989
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,263	227,605
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,422	480,072
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,798	167,376
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	506	309,556
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,445	211,982
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	11,370	438,768
Microsoft Corp. (Software)	70,943	9,503,524
Mondelez International, Inc.—Class A (Food Products)	14,800	797,720
Monster Beverage Corp.* (Beverages)	5,585	356,491
Mylan N.V.* (Pharmaceuticals)	5,296	100,836
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	2,537	156,533
Netease.com, Inc.ADR (Entertainment)	749	191,572
Netflix, Inc.* (Entertainment)	4,492	1,650,001
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,258	1,027,751
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	3,378	329,727
O’Reilly Automotive, Inc.* (Specialty Retail)	804	296,933
PACCAR, Inc. (Machinery)	3,560	255,110
Paychex, Inc. (IT Services)	3,692	303,815
PayPal Holdings, Inc.* (IT Services)	12,071	1,381,647
PepsiCo, Inc. (Beverages)	14,403	1,888,665
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	12,490	950,114
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,107	346,491
Ross Stores, Inc. (Specialty Retail)	3,775	374,178
Sirius XM Holdings, Inc. (Media)	47,338	264,146
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,774	137,077
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,444	1,043,181
Symantec Corp. (Software)	6,350	138,176
Synopsys, Inc.* (Software)	1,540	198,183
Take-Two Interactive Software, Inc.* (Entertainment)	1,156	131,241
Tesla Motors, Inc.* (Automobiles)(a)	1,821	406,921
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,639	1,106,172
The Kraft Heinz Co. (Food Products)	12,528	388,869
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	8,777	650,727
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	601	208,481
United Continental Holdings, Inc.* (Airlines)	2,704	236,735
VeriSign, Inc.* (IT Services)	1,224	256,012
Verisk Analytics, Inc.—Class A (Professional Services)	1,682	246,346
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,632	482,656
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	9,394	513,570
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	3,010	143,126
Willis Towers Watson PLC (Insurance)	1,328	254,365
Workday, Inc.*—Class A (Software)	1,665	342,291
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,106	137,133
Xcel Energy, Inc. (Electric Utilities)	5,287	314,524
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,609	307,653
TOTAL COMMON STOCKS (Cost $44,897,865)		84,723,974

Repurchase Agreements(b)(c) (36.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $53,289,152	$53,279,000	$53,279,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,279,000)		53,279,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(d)	133,914	$133,914
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(d)	97,226	97,226
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $231,140)		231,140
TOTAL INVESTMENT SECURITIES (Cost $98,408,005)—94.5%		138,234,114
Net other assets (liabilities)—5.5%		7,974,758
NET ASSETS—100.0%		$146,208,872

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $227,035.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $25,390,000.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 287

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)         Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

ADR     American Depositary Receipt

NYS      New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	135	9/23/19	$20,773,125	$359,837

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	7/29/19	2.72%	$37,107,306	$44,916
Nasdaq-100 Index	Goldman Sachs International	7/29/19	2.92%	44,903,064	73,262
				$82,010,370	$118,178
Invesco QQQ Trust, Series 1 ETF	UBS AG	7/29/19	3.02%	$29,824,137	$35,852
Nasdaq-100 Index	UBS AG	7/29/19	3.02%	74,972,913	130,742
				$104,797,050	$166,594
				$186,807,420	$284,772

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Airlines	$385,763	0.3%
Automobiles	406,921	0.3%
Beverages	2,245,156	1.5%
Biotechnology	4,648,891	3.1%
Commercial Services & Supplies	255,087	0.2%
Communications Equipment	2,407,135	1.6%
Electric Utilities	314,524	0.2%
Entertainment	2,653,479	1.8%
Food & Staples Retailing	1,708,025	1.2%
Food Products	1,186,589	0.8%
Health Care Equipment & Supplies	1,090,739	0.7%
Health Care Providers & Services	107,017	0.1%
Health Care Technology	245,115	0.2%
Hotels, Restaurants & Leisure	1,660,386	1.1%
Insurance	254,365	0.2%
Interactive Media & Services	11,267,287	7.8%
Internet & Direct Marketing Retail	10,788,954	7.3%
IT Services	3,418,989	2.3%
Leisure Products	136,644	0.1%
Life Sciences Tools & Services	556,275	0.4%
Machinery	255,110	0.2%
Media	3,566,242	2.4%
Multiline Retail	262,032	0.2%
Pharmaceuticals	100,836	0.1%
Professional Services	246,346	0.2%
Road & Rail	745,281	0.4%
Semiconductors & Semiconductor Equipment	9,888,962	6.8%
Software	13,241,518	9.1%
Specialty Retail	879,592	0.6%
Technology Hardware, Storage & Peripherals	8,730,655	6.0%
Textiles, Apparel & Luxury Goods	227,605	0.2%
Trading Companies & Distributors	191,727	0.1%
Wireless Telecommunication Services	650,727	0.4%
Other**	61,484,898	42.1%
Total	$146,208,872	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

288 :: ProFund VP UltraNasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$98,408,005
Securities, at value	84,955,114
Repurchase agreements, at value	53,279,000
Total Investment Securities, at value	138,234,114
Cash	3,058,051
Segregated cash balances for futures contracts with brokers	819,280
Segregated cash balances for swap agreements with custodian	902
Dividends and interest receivable	29,001
Unrealized appreciation on swap agreements	284,772
Receivable for capital shares issued	4,886,305
Receivable for counterparties to swap agreements	52,503
Prepaid expenses	1,679
TOTAL ASSETS	147,366,607
LIABILITIES:
Payable for capital shares redeemed	685,262
Payable for collateral for securities loaned	231,140
Variation margin on futures contracts	13,927
Advisory fees payable	62,950
Management services fees payable	8,393
Administration fees payable	8,313
Administrative services fees payable	44,685
Distribution fees payable	43,056
Transfer agency fees payable	6,390
Fund accounting fees payable	4,669
Compliance services fees payable	727
Other accrued expenses	48,223
TOTAL LIABILITIES	1,157,735
NET ASSETS	$146,208,872
NET ASSETS CONSIST OF:
Capital	$93,339,272
Total distributable earnings (loss)	52,869,600
NET ASSETS	$146,208,872
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,510,855
Net Asset Value (offering and redemption price per share)	$96.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$285,400
Interest	563,377
Foreign tax withholding	(213)
Income from securities lending	499
TOTAL INVESTMENT INCOME	849,063
EXPENSES:
Advisory fees	386,910
Management services fees	51,588
Administration fees	39,876
Transfer agency fees	30,649
Administrative services fees	145,992
Distribution fees	128,970
Custody fees	9,065
Fund accounting fees	22,909
Trustee fees	1,363
Compliance services fees	727
Other fees	74,913
Total Gross Expenses before reductions	892,962
Expenses reduced and reimbursed by the Advisor	(26,282)
TOTAL NET EXPENSES	866,680
NET INVESTMENT INCOME (LOSS)	(17,617)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	706,464
Net realized gains (losses) on futures contracts	667,562
Net realized gains (losses) on swap agreements	22,214,224
Change in net unrealized appreciation/depreciation on investment securities	9,174,595
Change in net unrealized appreciation/depreciation on futures contracts	396,661
Change in net unrealized appreciation/depreciation on swap agreements	(401,722)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	32,757,784
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$32,740,167

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNasdaq-100 :: 289

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(17,617)	$(463,134)
Net realized gains (losses) on investments	23,588,250	(9,351,411)
Change in net unrealized appreciation/depreciation on investments	9,169,534	(6,425,548)
Change in net assets resulting from operations	32,740,167	(16,240,093)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(35,475,871)
Change in net assets resulting from distributions	—	(35,475,871)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	450,112,828	1,815,118,900
Distributions reinvested	—	35,391,124
Value of shares redeemed	(419,097,907)	(1,847,778,353)
Change in net assets resulting from capital transactions	31,014,921	2,731,671
Change in net assets	63,755,088	(48,984,293)
NET ASSETS:
Beginning of period	82,453,784	131,438,077
End of period	$146,208,872	$82,453,784
SHARE TRANSACTIONS:
Issued	4,971,309	18,515,506
Reinvested	—	380,304
Redeemed	(4,672,857)	(18,841,109)
Change in shares	298,452	54,701

See accompanying notes to financial statements.

290 :: ProFund VP UltraNasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$68.01	$113.53	$69.00	$69.69	$69.97	$51.51
Investment Activities:
Net investment income (loss)(a)	(0.01)	(0.41)	(0.65)	(0.49)	(0.55)	(0.42)
Net realized and unrealized gains (losses) on investments	28.77	2.23 (b)	47.48	6.47	9.55	18.88
Total income (loss) from investment activities	28.76	1.82	46.83	5.98	9.00	18.46
Distributions to Shareholders From:
Net realized gains on investments	—	(47.34)	(2.30)	(6.67)	(9.28)	—
Net Asset Value, End of Period	$96.77	$68.01	$113.53	$69.00	$69.69	$69.97
Total Return(c)	42.30%	(9.63)%	68.33%	8.62%	13.60%	35.84%
Ratios to Average Net Assets:
Gross expenses(d)	1.73%	1.74%	1.69%	1.71%	1.71%	1.72%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.03)%	(0.40)%	(0.68)%	(0.75)%	(0.79)%	(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$146,209	$82,454	$131,438	$93,226	$76,684	$105,265
Portfolio turnover rate(c)(e)	2%	29%	4%	33%	58%	77%

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Not annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 291

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results that, before fees and expenses, correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial AverageSM — Composition

% of Index
Industrials	21%
Information Technology	19%
Financials	15%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	8%
Energy	5%
Communication Services	5%
Materials	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $77,015	$77,000	$77,000
TOTAL REPURCHASE AGREEMENTS (Cost $77,000)		77,000
TOTAL INVESTMENT SECURITIES (Cost $77,000)—100.7%		77,000
Net other assets (liabilities)—(0.7)%		(519)
NET ASSETS—100.0%		$76,481

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $11,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/29/19	(2.57)%	$(20,574)	$(55)
Dow Jones Industrial Average	UBS AG	7/29/19	(2.57)%	(133,074)	(358)
				$(153,648)	$(413)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

292 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$77,000
Repurchase agreements, at value	77,000
Total Investment Securities, at value	77,000
Cash	16
Interest receivable	15
TOTAL ASSETS	77,031
LIABILITIES:
Unrealized depreciation on swap agreements	413
Advisory fees payable	66
Management services fees payable	9
Administration fees payable	7
Administrative services fees payable	9
Distribution fees payable	25
Transfer agency fees payable	6
Fund accounting fees payable	4
Other accrued expenses	11
TOTAL LIABILITIES	550
NET ASSETS	$76,481
NET ASSETS CONSIST OF:
Capital	$1,028,927
Total distributable earnings (loss)	(952,446)
NET ASSETS	$76,481
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	16,185
Net Asset Value (offering and redemption price per share)	$4.73

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$385
EXPENSES:
Advisory fees	123
Management services fees	16
Administration fees	6
Transfer agency fees	5
Administrative services fees	11
Distribution fees	41
Custody fees	4
Fund accounting fees	4
Trustee fees	— (a)
Compliance services fees	— (a)
Other fees	6
Total Gross Expenses before reductions	216
Less fees paid indirectly	(3)
TOTAL NET EXPENSES	213
NET INVESTMENT INCOME (LOSS)	172
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(6,434)
Change in net unrealized appreciation/depreciation on swap agreements	(335)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,769)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,597)

(a)         Amount is less than $0.50.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 293

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$172	$137
Net realized gains (losses) on investments	(6,434)	(14,326)
Change in net unrealized appreciation/depreciation on investments	(335)	(114)
Change in net assets resulting from operations	(6,597)	(14,303)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,912,581	2,218,517
Value of shares redeemed	(1,835,188)	(2,206,337)
Change in net assets resulting from capital transactions	77,393	12,180
Change in net assets	70,796	(2,123)
NET ASSETS:
Beginning of period	5,685	7,808
End of period	$76,481	$5,685
SHARE TRANSACTIONS:
Issued	379,027	380,644
Redeemed	(363,729)	(381,006)
Change in shares	15,298	(362)

See accompanying notes to financial statements.

294 :: ProFund VP UltraShort Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)
Net Asset Value, Beginning of Period	$6.41	$6.25	$10.40	$15.24	$16.79	$22.44
Investment Activities:
Net investment income (loss)(b)	0.03	0.03	(0.09)	(0.19)	(0.26)	(0.32)
Net realized and unrealized gains (losses) on investments	(1.71)	0.13 (c)	(4.06)	(4.65)	(1.29)	(5.33)
Total income (loss) from investment activities	(1.68)	0.16	(4.15)	(4.84)	(1.55)	(5.65)
Net Asset Value, End of Period	$4.73	$6.41	$6.25	$10.40	$15.24	$16.79
Total Return(d)	(26.21)%	2.56%	(39.90)%	(31.76)%	(9.23)%	(25.18)%
Ratios to Average Net Assets:
Gross expenses(e)	1.33%	1.61%	1.68%	1.68%	2.27%	4.08%
Net expenses(e)	1.31%	1.26%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	1.05%	0.59%	(0.99)%	(1.43)%	(1.63)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$76	$6	$8	$18	$28	$50
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)         As described in Note 8, share amounts have been adjusted for 1:12 reverse share split that occurred on October 20, 2014.

(b)         Per share net investment income (loss) has been calculated using the average daily shares method.

(c)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)         Not annualized for periods less than one year.

(e)          Annualized for periods less than one year.

(f)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Nasdaq-100 :: 295

Investment Objective: The ProFund VP UltraShort Nasdaq-100 seeks daily investment results that, before fees and expenses, correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(41)%
Swap Agreements	(160)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index — Composition

% of Index
Information Technology	45%
Communication Services	22%
Consumer Discretionary	17%
Health Care	8%
Consumer Staples	6%
Industrials	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (137.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $523,100	$523,000	$523,000
TOTAL REPURCHASE AGREEMENTS (Cost $523,000)		523,000
TOTAL INVESTMENT SECURITIES (Cost $523,000)—137.9%		523,000
Net other assets (liabilities)—(37.9)%		(143,779)
NET ASSETS—100.0%		$379,221

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $523,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/23/19	$(153,875)	$(3,882)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	7/29/19	(2.67)%	$(373,147)	$(655)
Nasdaq-100 Index	UBS AG	7/29/19	(2.52)%	(232,961)	(409)
				$(606,108)	$(1,064)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

296 :: ProFund VP UltraShort Nasdaq-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$523,000
Repurchase agreements, at value	523,000
Total Investment Securities, at value	523,000
Segregated cash balances for futures contracts with brokers	8,360
Interest receivable	100
Prepaid expenses	51
TOTAL ASSETS	531,511
LIABILITIES:
Cash overdraft	148,371
Unrealized depreciation on swap agreements	1,064
Variation margin on futures contracts	65
Advisory fees payable	551
Management services fees payable	73
Administration fees payable	73
Administrative services fees payable	518
Distribution fees payable	646
Transfer agency fees payable	56
Fund accounting fees payable	40
Compliance services fees payable	15
Other accrued expenses	818
TOTAL LIABILITIES	152,290
NET ASSETS	$379,221
NET ASSETS CONSIST OF:
Capital	$5,796,692
Total distributable earnings (loss)	(5,417,471)
NET ASSETS	$379,221
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	14,922
Net Asset Value (offering and redemption price per share)	$25.41

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Interest	$17,255
EXPENSES:
Advisory fees	5,315
Management services fees	709
Administration fees	567
Transfer agency fees	446
Administrative services fees	1,392
Distribution fees	1,772
Custody fees	212
Fund accounting fees	334
Trustee fees	12
Compliance services fees	15
Other fees	1,057
Total Gross Expenses before reductions	11,831
Expenses reduced and reimbursed by the Advisor	(87)
TOTAL NET EXPENSES	11,744
NET INVESTMENT INCOME (LOSS)	5,511
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(36,418)
Net realized gains (losses) on swap agreements	670,162
Change in net unrealized appreciation/depreciation on futures contracts	(3,882)
Change in net unrealized appreciation/depreciation on swap agreements	7,421
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	637,283
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$642,794

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Nasdaq-100 :: 297

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,511	$2,753
Net realized gains (losses) on investments	633,744	(646,515)
Change in net unrealized appreciation/depreciation on investments	3,539	(9,571)
Change in net assets resulting from operations	642,794	(653,333)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	86,016,331	62,357,137
Value of shares redeemed	(86,946,308)	(61,361,300)
Change in net assets resulting from capital transactions	(929,977)	995,837
Change in net assets	(287,183)	342,504
NET ASSETS:
Beginning of period	666,404	323,900
End of period	$379,221	$666,404
SHARE TRANSACTIONS:
Issued	3,113,763	1,958,883
Redeemed	(3,116,037)	(1,949,077)
Change in shares	(2,274)	9,806

See accompanying notes to financial statements.

298 :: ProFund VP UltraShort Nasdaq-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)		Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)(b)
Net Asset Value, Beginning of Period	$38.75		$43.83	$79.59	$99.69	$135.27	$212.18
Investment Activities:
Net investment income (loss)(c)	0.11		0.13	(0.49)	(1.36)	(1.84)	(2.80)
Net realized and unrealized gains (losses) on investments	(13.45	)(d)	(5.21)	(35.27)	(18.74)	(33.74)	(74.11)
Total income (loss) from investment activities	(13.34)		(5.08)	(35.76)	(20.10)	(35.58)	(76.91)
Net Asset Value, End of Period	$25.41		$38.75	$43.83	$79.59	$99.69	$135.27
Total Return(e)	(34.43)%		(11.59)%	(44.94)%	(20.21)%	(26.26)%	(35.75)%
Ratios to Average Net Assets:
Gross expenses(f)	1.67%		1.66%	1.68%	1.68%	1.71%	2.20%
Net expenses(f)	1.66%		1.66%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(f)	0.78%		0.40%	(0.88)%	(1.42)%	(1.64)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$379		$666	$324	$909	$615	$605
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)   As described in Note 8, share amounts have been adjusted for 1:8 reverse share split that occurred on December 11, 2017.

(b)   As described in Note 8, share amounts have been adjusted for 1:14 reverse share split that occurred on October 24, 2014.

(c)   Per share net investment income (loss) has been calculated using the average daily shares method.

(d)   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)   Not annualized for periods less than one year.

(f)    Annualized for periods less than one year.

(g)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 299

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Futures Contracts	7%
Swap Agreements	150%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Array BioPharma, Inc.	0.2%
Haemonetics Corp.	0.2%
Science Applications International Corp.	0.1%
Novocure, Ltd.	0.1%
Black Hills Corp.	0.1%

Russell 2000® Index — Composition

% of Index
Financials	18%
Health Care	16%
Information Technology	15%
Industrials	15%
Consumer Discretionary	12%
Real Estate	7%
Utilities	4%
Materials	4%
Energy	3%
Communication Services	3%
Consumer Staples	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (43.4%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	196	$3,700
1st Source Corp. (Banks)	131	6,078
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	851	7,744
8x8, Inc.* (Software)	654	15,761
AAON, Inc. (Building Products)	327	16,409
AAR Corp. (Aerospace & Defense)	262	9,639
Aaron’s, Inc. (Specialty Retail)	524	32,178
Abercrombie & Fitch Co. —Class A (Specialty Retail)	458	7,346
ABM Industries, Inc. (Commercial Services & Supplies)	458	18,320
Acacia Communications, Inc.* (Communications Equipment)	262	12,356
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	785	20,983
Acadia Realty Trust (Equity Real Estate Investment Trusts)	589	16,121
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)(a)	196	4,484
Acceleron Pharma, Inc.* (Biotechnology)	327	13,433
ACCO Brands Corp. (Commercial Services & Supplies)	720	5,666
ACI Worldwide, Inc.* (Software)	785	26,958
Actuant Corp. —Class A (Machinery)	393	9,750
Acushnet Holdings Corp. (Leisure Products)	262	6,880
Addus Homecare Corp.* (Health Care Providers & Services)	65	4,872
Adient PLC (Auto Components)	654	15,873
Adtalem Global Education, Inc.* (Diversified Consumer Services)	393	17,705
ADTRAN, Inc. (Communications Equipment)	327	4,987
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	524	16,721
Advanced Drainage Systems, Inc. (Building Products)	262	8,591
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	262	14,743
AdvanSix, Inc.* (Chemicals)	196	4,788
Adverum Biotechnologies, Inc.* (Biotechnology)	393	4,673
Aegion Corp.* (Construction & Engineering)	196	3,606
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	327	9,663
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	524	23,459
Aerovironment, Inc.* (Aerospace & Defense)	131	7,437
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	262	4,166
Agree Realty Corp. (Equity Real Estate Investment Trusts)	262	16,781
Aimmune Therapeutics, Inc.* (Biotechnology)	327	6,808
Air Transport Services Group, Inc.* (Air Freight & Logistics)	458	11,175
Aircastle, Ltd. (Trading Companies & Distributors)	393	8,355
AK Steel Holding Corp.* (Metals & Mining)	2,286	5,418
Akebia Therapeutics, Inc.* (Biotechnology)	851	4,119
Akorn, Inc.* (Pharmaceuticals)	654	3,368
Alamo Group, Inc. (Machinery)	65	6,495
Alarm.com Holdings, Inc.* (Software)	262	14,017
Albany International Corp. —Class A (Machinery)	196	16,250
Alder Biopharmaceuticals, Inc.* (Biotechnology)	524	6,167
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	525	12,128
Allakos, Inc.* (Biotechnology)	131	5,676
Allegheny Technologies, Inc.* (Metals & Mining)	916	23,084
Allegiance Bancshares, Inc.* (Banks)	131	4,368

See accompanying notes to financial statements.

300 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Allegiant Travel Co. (Airlines)	65	$9,328
ALLETE, Inc. (Electric Utilities)	393	32,702
Allogene Therapeutics, Inc.* (Biotechnology)	262	7,035
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,243	14,456
Altair Engineering, Inc.* —Class A (Software)	262	10,582
Altra Industrial Motion Corp. (Machinery)	458	16,433
Ambac Financial Group, Inc.* (Insurance)	327	5,510
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	262	11,562
AMC Entertainment Holdings, Inc. —Class A (Entertainment)	393	3,667
Amedisys, Inc.* (Health Care Providers & Services)	262	31,809
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	327	15,408
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	851	10,859
American Eagle Outfitters, Inc. (Specialty Retail)	1,178	19,908
American Equity Investment Life Holding Co. (Insurance)	654	17,763
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	785	8,557
American Outdoor Brands Corp.* (Leisure Products)	393	3,541
American Public Education, Inc.* (Diversified Consumer Services)	131	3,875
American States Water Co. (Water Utilities)	262	19,712
American Vanguard Corp. (Chemicals)	196	3,020
American Woodmark Corp.* (Building Products)	131	11,085
America’s Car-Mart, Inc.* (Specialty Retail)	65	5,595
Ameris Bancorp (Banks)	458	17,949
AMERISAFE, Inc. (Insurance)	131	8,354
Amicus Therapeutics, Inc.* (Biotechnology)	1,702	21,241
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	720	5,371
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	327	17,740
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	654	4,689
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	262	5,531
AnaptysBio, Inc.* (Biotechnology)	196	11,058
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	262	5,159
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	65	5,343
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	131	5,321
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	196	11,703
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,178	3,876
Apellis Pharmaceuticals, Inc.* (Biotechnology)	327	8,286
Apogee Enterprises, Inc. (Building Products)	196	8,514
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	1,113	20,468
Appfolio, Inc.* (Software)	131	13,397
Appian Corp.* (Software)	196	7,070
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	262	16,121
ArcBest Corp. (Road & Rail)	196	5,510
Arch Coal, Inc. (Oil, Gas & Consumable Fuels)	131	12,342
Archrock, Inc. (Energy Equipment & Services)	916	9,710
Arcosa, Inc. (Construction & Engineering)	327	12,305
Arena Pharmaceuticals, Inc.* (Biotechnology)	393	23,042
Ares Management Corp. (Capital Markets)	458	11,986
Argan, Inc. (Construction & Engineering)	131	5,313
Argo Group International Holdings, Ltd. (Insurance)	262	19,401
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	393	6,504
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	458	8,537
ArQule, Inc.* (Biotechnology)	720	7,927
Array BioPharma, Inc.* (Biotechnology)	1,636	75,795
Arrow Financial Corp. (Banks)	65	2,257
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	655	17,358
Artisan Partners Asset Management, Inc. (Capital Markets)	393	10,815
Arvinas, Inc.* (Pharmaceuticals)	131	2,881
Asbury Automotive Group, Inc.* (Specialty Retail)	131	11,049
ASGN, Inc.* (Professional Services)	393	23,815
Astec Industries, Inc. (Machinery)	196	6,382
Astronics Corp.* (Aerospace & Defense)	196	7,883
Atara Biotherapeutics, Inc.* (Biotechnology)	327	6,576
Athenex, Inc.* (Biotechnology)	458	9,068
Atkore International Group, Inc.* (Electrical Equipment)	327	8,459
Atlantic Union Bankshares (Banks)	589	20,809
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	196	8,749
ATN International, Inc. (Diversified Telecommunication Services)	65	3,752
AtriCure, Inc.* (Health Care Equipment & Supplies)	262	7,818
Audentes Therapeutics, Inc.* (Biotechnology)	327	12,380
Avanos Medical, Inc.* —Class I (Health Care Equipment & Supplies)	327	14,260
Avaya Holdings Corp.* —Class C (Software)	785	9,349
Avis Budget Group, Inc.* (Road & Rail)	458	16,104
Avista Corp. (Multi-Utilities)	458	20,427
AVX Corp. (Electronic Equipment, Instruments & Components)	327	5,428
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	262	3,943
AxoGen, Inc.* (Health Care Equipment & Supplies)	262	5,188
Axon Enterprise, Inc.* (Aerospace & Defense)	458	29,407
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	131	5,367
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	393	10,709
Axsome Therapeutics, Inc.* (Pharmaceuticals)	196	5,047
AZZ, Inc. (Electrical Equipment)	196	9,020
B&G Foods, Inc.—Class A (Food Products)(a)	458	9,526
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	196	11,699
Balchem Corp. (Chemicals)	262	26,191
Banc of California, Inc. (Banks)	327	4,568

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 301

Common Stocks, continued

	Shares	Value
Bancfirst Corp. (Banks)	131	$7,291
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	196	4,083
BancorpSouth Bank (Banks)	720	20,909
Bandwidth, Inc.* (Diversified Telecommunication Services)	131	9,828
Bank of Marin BanCorp (Banks)	65	2,666
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	393	13,346
Banner Corp. (Banks)	262	14,187
Barnes Group, Inc. (Machinery)	327	18,423
Barrett Business Services, Inc. (Professional Services)	65	5,369
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	523	19,205
Bed Bath & Beyond, Inc. (Specialty Retail)(a)	915	10,632
Belden, Inc. (Electronic Equipment, Instruments & Components)	262	15,607
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	262	6,581
Benefitfocus, Inc.* (Software)	196	5,321
Berkshire Hills Bancorp, Inc. (Banks)	327	10,265
Berry Petroleum Corp. (Oil, Gas & Consumable Fuels)	458	4,855
Big Lots, Inc. (Multiline Retail)	262	7,496
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	262	11,473
BioTelemetry, Inc.* (Health Care Providers & Services)	262	12,615
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	131	5,756
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	851	22,466
Black Hills Corp. (Multi-Utilities)	458	35,801
Blackbaud, Inc. (Software)	327	27,306
Blackline, Inc.* (Software)	327	17,498
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	916	32,592
Bloom Energy Corp.* (Electrical Equipment)	393	4,822
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	655	12,386
Blucora, Inc.* (Capital Markets)	327	9,931
Blueprint Medicines Corp.* (Biotechnology)	327	30,846
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	458	9,710
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	327	5,876
Boise Cascade Co. (Paper & Forest Products)	262	7,365
Boot Barn Holdings, Inc.* (Specialty Retail)	196	6,985
Boston Private Financial Holdings, Inc. (Banks)	589	7,109
Bottomline Technologies, Inc.* (Software)	327	14,466
Box, Inc.*—Class A (Software)	1,047	18,438
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	589	15,868
Brady Corp.—Class A (Commercial Services & Supplies)	327	16,128
Bridge BanCorp, Inc. (Banks)	131	3,859
BrightSphere Investment Group PLC (Capital Markets)	524	5,979
Brightview Holdings, Inc.* (Commercial Services & Supplies)	196	3,667
Brinker International, Inc. (Hotels, Restaurants & Leisure)	262	10,310
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	1,374	9,907
Brookline Bancorp, Inc. (Banks)	589	9,059
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	524	20,305
Bryn Mawr Bank Corp. (Banks)	131	4,889
Builders FirstSource, Inc.* (Building Products)	850	14,331
Byline BanCorp, Inc.* (Banks)	196	3,748
C&J Energy Services, Inc.* (Energy Equipment & Services)	458	5,395
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	196	21,576
Cactus, Inc.*—Class A (Energy Equipment & Services)	327	10,830
Cadence BanCorp (Banks)	916	19,053
CAI International, Inc.* (Trading Companies & Distributors)	131	3,251
Calavo Growers, Inc. (Food Products)	131	12,673
Caleres, Inc. (Specialty Retail)	327	6,514
California Resources Corp.* (Oil, Gas & Consumable Fuels)	327	6,435
California Water Service Group (Water Utilities)	327	16,556
Callaway Golf Co. (Leisure Products)	654	11,223
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,702	11,216
Cal-Maine Foods, Inc. (Food Products)	262	10,931
Cambrex Corp.* (Life Sciences Tools & Services)	262	12,264
Camden National Corp. (Banks)	131	6,009
Cannae Holdings, Inc.* (Diversified Financial Services)	524	15,185
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	982	13,522
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	589	4,918
Cara Therapeutics, Inc.* (Biotechnology)	262	5,633
Carbon Black, Inc.* (Software)	393	6,571
Carbonite, Inc.* (IT Services)	262	6,822
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	262	11,248
Cardtronics PLC*—Class A (IT Services)	262	7,158
CareDx, Inc.* (Biotechnology)	328	11,805
Career Education Corp.* (Diversified Consumer Services)	524	9,993
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	720	17,122
Cargurus, Inc.* (Interactive Media & Services)	523	18,886
Carolina Financial Corp. (Banks)	131	4,597
Carpenter Technology Corp. (Metals & Mining)	327	15,689
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	654	6,553
Cars.com, Inc.* (Interactive Media & Services)	524	10,333
Carter Bank & Trust* (Banks)	196	3,871
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	328	12,999
Cass Information Systems, Inc. (IT Services)	131	6,351

See accompanying notes to financial statements.

302 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	327	$3,417
Cathay General Bancorp, Inc. (Banks)	589	21,151
Cavco Industries, Inc.* (Household Durables)	65	10,240
CBIZ, Inc.* (Professional Services)	393	7,699
CBTX, Inc. (Banks)	131	3,686
CenterState Banks, Inc. (Banks)	916	21,095
Central Garden & Pet Co.*—Class A (Household Products)	327	8,057
Central Pacific Financial Corp. (Banks)	196	5,872
Century Communities, Inc.* (Household Durables)	196	5,210
Cerus Corp.* (Health Care Equipment & Supplies)	982	5,519
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	131	3,190
Chart Industries, Inc.* (Machinery)	262	20,143
Chase Corp. (Chemicals)	65	6,997
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	327	6,170
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	196	6,874
Chegg, Inc.* (Diversified Consumer Services)	851	32,839
Chemical Financial Corp. (Banks)	524	21,542
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	458	13,016
Chesapeake Utilities Corp. (Gas Utilities)	131	12,448
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	262	30,149
Cimpress N.V.* (Commercial Services & Supplies)	131	11,907
CIRCOR International, Inc.* (Machinery)	131	6,026
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	458	20,015
Cision, Ltd.* (Software)	654	7,671
City Holding Co. (Banks)	131	9,990
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	262	3,141
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	262	4,239
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	524	8,835
Cleveland-Cliffs, Inc. (Metals & Mining)	2,094	22,343
Cloudera, Inc.* (Software)	1,702	8,953
Clovis Oncology, Inc.* (Biotechnology)	327	4,862
CNO Financial Group, Inc. (Insurance)	1,178	19,649
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,440	10,526
Coca-Cola Consolidated, Inc. (Beverages)	65	19,451
Codexis, Inc.* (Life Sciences Tools & Services)	393	7,243
Coeur Mining, Inc.* (Metals & Mining)	1,505	6,532
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	327	19,411
Cohen & Steers, Inc. (Capital Markets)	196	10,082
Coherus Biosciences, Inc.* (Biotechnology)	458	10,122
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	327	5,046
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	262	3,445
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	589	9,130
Columbia Banking System, Inc. (Banks)	524	18,958
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	393	5,934
Columbus McKinnon Corp. (Machinery)	196	8,226
Comfort Systems USA, Inc. (Construction & Engineering)	262	13,359
Commercial Metals Co. (Metals & Mining)	851	15,190
Community Bank System, Inc. (Banks)	393	25,875
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	131	5,163
Community Trust Bancorp, Inc. (Banks)	131	5,540
CommVault Systems, Inc.* (Software)	262	13,000
Compass Minerals International, Inc. (Metals & Mining)	262	14,397
Comtech Telecommunications Corp. (Communications Equipment)	196	5,510
Conduent, Inc.* (IT Services)	1,243	11,920
CONMED Corp. (Health Care Equipment & Supplies)	196	16,772
Connecticut Water Service, Inc. (Water Utilities)	65	4,532
ConnectOne Bancorp, Inc. (Banks)	262	5,937
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	196	5,216
Continental Building Products, Inc.* (Building Products)	262	6,961
Control4 Corp.* (Electronic Equipment, Instruments & Components)	196	4,655
Contura Energy, Inc.* (Oil, Gas & Consumable Fuels)	131	6,799
Cooper Tire & Rubber Co. (Auto Components)	393	12,399
Cooper-Standard Holding, Inc.* (Auto Components)	131	6,002
Corcept Therapeutics, Inc.* (Pharmaceuticals)	720	8,028
Corecivic, Inc. (Equity Real Estate Investment Trusts)	852	17,688
Core-Mark Holding Co., Inc. (Distributors)	327	12,988
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	65	2,578
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	327	4,052
Cornerstone OnDemand, Inc.* (Software)	393	22,766
CorVel Corp.* (Health Care Providers & Services)	65	5,656
Covanta Holding Corp. (Commercial Services & Supplies)	851	15,241
Cowen Group, Inc.*—Class A (Capital Markets)	196	3,369
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	131	22,366
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	327	11,386
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	458	9,046
CryoLife, Inc.* (Health Care Equipment & Supplies)	262	7,842
CryoPort, Inc.* (Health Care Equipment & Supplies)	196	3,591
CSG Systems International, Inc. (IT Services)	262	12,793
CSW Industrials, Inc. (Building Products)	131	8,928
CTS Corp. (Electronic Equipment, Instruments & Components)	262	7,226
Cubic Corp. (Aerospace & Defense)	262	16,894

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 303

Common Stocks, continued

	Shares	Value
Cushman & Wakefield PLC* (Real Estate Management & Development)	720	$12,874
Customers Bancorp, Inc.* (Banks)	196	4,116
CVB Financial Corp. (Banks)	982	20,651
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	196	9,798
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	524	3,752
Cytokinetics, Inc.* (Biotechnology)	393	4,421
Cytomx Therapeutics, Inc.* (Biotechnology)	327	3,669
Dana Holding Corp. (Auto Components)	1,047	20,877
Darling Ingredients, Inc.* (Food Products)	1,178	23,431
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	262	10,603
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	196	34,489
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	589	23,865
Deluxe Corp. (Commercial Services & Supplies)	327	13,296
Denali Therapeutics, Inc.* (Biotechnology)	327	6,789
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,338	4,139
Denny’s Corp.* (Hotels, Restaurants & Leisure)	458	9,403
Dermira, Inc.* (Pharmaceuticals)	327	3,126
Designer Brands, Inc. (Specialty Retail)	458	8,780
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	654	3,865
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	458	4,062
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,505	15,562
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	393	6,190
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	589	5,395
Digimarc Corp.* (Software)	65	2,885
Dillard’s, Inc.—Class A (Multiline Retail)	65	4,048
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	262	4,975
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	131	12,507
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	327	11,893
DMC Global, Inc. (Machinery)	131	8,299
Domo, Inc.* (Software)	131	3,579
Dorman Products, Inc.* (Auto Components)	196	17,079
Douglas Dynamics, Inc. (Machinery)	196	7,799
Dril-Quip, Inc.* (Energy Equipment & Services)	262	12,576
Ducommun, Inc.* (Aerospace & Defense)	65	2,930
DXP Enterprises, Inc.* (Trading Companies & Distributors)	131	4,964
Dycom Industries, Inc.* (Construction & Engineering)	196	11,539
Eagle Bancorp, Inc. (Banks)	262	14,182
Eagle Pharmaceuticals, Inc.* (Biotechnology)	65	3,619
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	524	9,490
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	262	30,386
Ebix, Inc. (Software)	196	9,843
Echo Global Logistics, Inc.* (Air Freight & Logistics)	196	4,091
Edgewell Personal Care Co.* (Personal Products)	393	10,591
Editas Medicine, Inc.* (Biotechnology)	393	9,723
eHealth, Inc.* (Insurance)	196	16,876
El Paso Electric Co. (Electric Utilities)	327	21,386
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)(a)	458	21,100
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	327	12,070
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	196	3,522
EMCOR Group, Inc. (Construction & Engineering)	393	34,624
Emergent BioSolutions, Inc.* (Biotechnology)	327	15,797
Employers Holdings, Inc. (Insurance)	262	11,075
Enanta Pharmaceuticals, Inc.* (Biotechnology)	131	11,054
Encore Capital Group, Inc.* (Consumer Finance)	196	6,639
Encore Wire Corp. (Electrical Equipment)	131	7,674
Endo International PLC* (Pharmaceuticals)	1,636	6,740
Endologix, Inc.* (Health Care Equipment & Supplies)	1	7
EnerSys (Electrical Equipment)	327	22,400
Ennis, Inc. (Commercial Services & Supplies)	196	4,022
Enova International, Inc.* (Consumer Finance)	262	6,039
Enphase Energy, Inc.* (Electrical Equipment)	654	11,922
EnPro Industries, Inc. (Machinery)	131	8,363
Enstar Group, Ltd.* (Insurance)	65	11,328
Entercom Communications Corp.—Class A (Media)	916	5,313
Enterprise Financial Services Corp. (Banks)	196	8,154
Envestnet, Inc.* (Software)	327	22,357
Epizyme, Inc.* (Biotechnology)	589	7,392
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	65	4,481
ESCO Technologies, Inc. (Machinery)	196	16,194
Esperion Therapeutics, Inc.* (Biotechnology)	196	9,118
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	720	33,834
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	393	7,876
Ethan Allen Interiors, Inc. (Household Durables)	196	4,128
Eventbrite, Inc.* (Interactive Media & Services)	262	4,244
Everbridge, Inc.* (Software)	262	23,428
Everi Holdings, Inc.* (IT Services)	524	6,251
EVERTEC, Inc. (IT Services)	458	14,977
Evo Payments, Inc.* (IT Services)	262	8,261
Evolent Health, Inc.* (Health Care Technology)	524	4,166
Evoqua Water Technologies Corp.* (Machinery)	524	7,462
ExlService Holdings, Inc.* (IT Services)	262	17,326
Exponent, Inc. (Professional Services)	393	23,006
Exterran Corp.* (Energy Equipment & Services)	262	3,726
Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	720	3,118
Extreme Networks, Inc.* (Communications Equipment)	851	5,506
EZCORP, Inc.*—Class A (Consumer Finance)	393	3,722
Fabrinet* (Electronic Equipment, Instruments & Components)	262	13,014
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	131	6,888
Fate Therapeutics, Inc.* (Biotechnology)	393	7,978
FB Financial Corp. (Banks)	131	4,795
FBL Financial Group, Inc.—Class A (Insurance)	65	4,147

See accompanying notes to financial statements.

304 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	65	$4,723
Federal Signal Corp. (Machinery)	458	12,252
Federated Investors, Inc.—Class B (Capital Markets)	720	23,400
Ferro Corp.* (Chemicals)	589	9,306
FGL Holdings (Diversified Financial Services)	1,048	8,803
FibroGen, Inc.* (Biotechnology)	589	26,611
Fidelity Southern Corp. (Banks)	196	6,070
Financial Institutions, Inc. (Banks)	131	3,819
Finisar Corp.* (Communications Equipment)	851	19,462
First Bancorp (Banks)	196	7,138
First BanCorp. (Banks)	1,571	17,344
First Bancshares, Inc. (The) (Banks)	131	3,975
First Busey Corp. (Banks)	393	10,379
First Cmnty Bancshares, Inc. Nev (Banks)	131	4,423
First Commonwealth Financial Corp. (Banks)	720	9,698
First Defiance Financial Corp. (Thrifts & Mortgage Finance)	131	3,743
First Financial Bancorp (Banks)	720	17,438
First Financial Bankshares, Inc. (Banks)	982	30,236
First Financial Corp. (Banks)	65	2,610
First Foundation, Inc. (Banks)	262	3,521
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	916	33,653
First Interstate Bancsys—Class A (Banks)	262	10,378
First Merchants Corp. (Banks)	393	14,895
First Mid Bancshares, Inc. (Banks)	131	4,575
First Midwest Bancorp, Inc. (Banks)	785	16,069
First of Long Island Corp. (The) (Banks)	196	3,936
FirstCash, Inc. (Consumer Finance)	327	32,706
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	1,636	7,198
Five9, Inc.* (Software)	458	23,491
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	196	6,495
Fluidigm Corp.* (Life Sciences Tools & Services)	524	6,456
Flushing Financial Corp. (Banks)	196	4,351
Focus Financial Partners, Inc.* (Capital Markets)	196	5,353
ForeScout Technologies, Inc.* (Software)	327	11,072
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	524	8,211
Forrester Research, Inc. (Professional Services)	65	3,057
Forward Air Corp. (Air Freight & Logistics)	196	11,593
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	327	3,761
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	524	14,321
Fox Factory Holding Corp.* (Auto Components)	262	21,618
Franklin Electric Co., Inc. (Machinery)	327	15,533
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	784	5,786
Frank’s International N.V.* (Energy Equipment & Services)	785	4,286
Fresh Del Monte Produce, Inc. (Food Products)	196	5,282
Freshpet, Inc.* (Food Products)	197	8,965
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	393	4,802
FTI Consulting, Inc.* (Professional Services)	262	21,966
Fulton Financial Corp. (Banks)	1,178	19,284
Funko, Inc.* (Distributors)	131	3,173
G1 Therapeutics, Inc.* (Biotechnology)	262	8,033
GameStop Corp.—Class A (Specialty Retail)	720	3,938
Gannett Co., Inc. (Media)	785	6,406
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	327	4,709
GATX Corp. (Trading Companies & Distributors)	262	20,773
GCP Applied Technologies, Inc.* (Chemicals)	393	8,898
Generac Holdings, Inc.* (Electrical Equipment)	458	31,790
Genesco, Inc.* (Specialty Retail)	131	5,540
Genomic Health, Inc.* (Biotechnology)	196	11,401
Gentherm, Inc.* (Auto Components)	262	10,959
Genworth Financial, Inc.*—Class A (Insurance)	3,730	13,838
German American BanCorp, Inc. (Banks)	196	5,904
Getty Realty Corp. (Equity Real Estate Investment Trusts)	262	8,059
Gibraltar Industries, Inc.* (Building Products)	262	10,574
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	327	9,620
Glacier Bancorp, Inc. (Banks)	589	23,884
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	196	4,159
Glaukos Corp.* (Health Care Equipment & Supplies)	262	19,755
Global Blood Therapeutics, Inc.* (Biotechnology)	393	20,672
Global Brass & Copper Holdings, Inc. (Machinery)	131	5,729
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	589	11,556
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	589	24,915
Glu Mobile, Inc.* (Entertainment)	851	6,110
Gms, Inc.* (Trading Companies & Distributors)	262	5,764
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	720	13,306
Goosehead Insurance, Inc. (Insurance)	65	3,107
GoPro, Inc.*—Class A (Household Durables)	917	5,007
Gorman-Rupp Co. (Machinery)	131	4,301
Gossamer Bio, Inc.* (Biotechnology)	131	2,906
Granite Construction, Inc. (Construction & Engineering)	327	15,755
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	393	7,542
Gray Television, Inc.* (Media)	654	10,719
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	458	5,056
Great Southern BanCorp, Inc. (Banks)	65	3,890
Great Western Bancorp, Inc. (Banks)	393	14,038
Green Dot Corp.*—Class A (Consumer Finance)	393	19,217
Greif, Inc.—Class A (Containers & Packaging)	196	6,380
Griffon Corp. (Building Products)	262	4,433
Group 1 Automotive, Inc. (Specialty Retail)	131	10,728
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,338	11,950
GTT Communications, Inc.* (IT Services)(a)	262	4,611
GUESS?, Inc. (Specialty Retail)	392	6,331
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	1,178	5,784
H&E Equipment Services, Inc. (Trading Companies & Distributors)	262	7,622
H.B. Fuller Co. (Chemicals)	393	18,235

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 305

Common Stocks, continued

	Shares	Value
Haemonetics Corp.* (Health Care Equipment & Supplies)	393	$47,293
Halozyme Therapeutics, Inc.* (Biotechnology)	1,047	17,987
Hamilton Lane, Inc. (Capital Markets)	131	7,475
Hancock Holding Co. (Banks)	655	26,239
Hanger, Inc.* (Health Care Providers & Services)	262	5,017
Hanmi Financial Corp. (Banks)	196	4,365
Hannon Armstrong Sustainable, Inc.—Class I (Mortgage Real Estate Investment Trusts)	458	12,906
Harmonic, Inc.* (Communications Equipment)	654	3,630
Harsco Corp.* (Machinery)	589	16,162
Hawaiian Holdings, Inc. (Airlines)	327	8,970
Hawkins, Inc. (Chemicals)	65	2,822
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	916	28,689
Healthcare Services Group, Inc. (Commercial Services & Supplies)	524	15,888
HealthEquity, Inc.* (Health Care Providers & Services)	458	29,953
HealthStream, Inc.* (Health Care Technology)	196	5,069
Heartland Express, Inc. (Road & Rail)	327	5,909
Heartland Financial USA, Inc. (Banks)	262	11,719
Hecla Mining Co. (Metals & Mining)	3,534	6,361
Heidrick & Struggles International, Inc. (Professional Services)	131	3,926
Helen of Troy, Ltd.* (Household Durables)	196	25,595
Helios Technologies, Inc. (Machinery)	196	9,096
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,047	9,036
Herc Holdings, Inc.* (Trading Companies & Distributors)	196	8,983
Heritage Commerce Corp. (Banks)	327	4,006
Heritage Financial Corp. (Banks)	262	7,739
Herman Miller, Inc. (Commercial Services & Supplies)	458	20,473
Heron Therapeutics, Inc.* (Biotechnology)	524	9,741
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	262	4,333
Hertz Global Holdings, Inc.* (Road & Rail)	720	11,491
Heska Corp.* (Health Care Equipment & Supplies)	65	5,536
HFF, Inc.—Class A (Real Estate Management & Development)	262	11,916
Hillenbrand, Inc. (Machinery)	458	18,123
Hilltop Holdings, Inc. (Banks)	524	11,145
HMS Holdings Corp.* (Health Care Technology)	654	21,183
HNI Corp. (Commercial Services & Supplies)	327	11,569
Home BancShares, Inc. (Banks)	1,113	21,436
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	196	5,809
Homology Medicines, Inc.* (Biotechnology)	196	3,836
Hope Bancorp, Inc. (Banks)	916	12,622
Horace Mann Educators Corp. (Insurance)	327	13,175
Horizon BanCorp, Inc. (Banks)	262	4,281
Hostess Brands, Inc.* (Food Products)	720	10,397
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	785	4,522
Houlihan Lokey, Inc. (Capital Markets)	262	11,667
Hub Group, Inc.*—Class A (Air Freight & Logistics)	262	10,999
Hudson, Ltd.*—Class A (Specialty Retail)	262	3,613
Huron Consulting Group, Inc.* (Professional Services)	196	9,874
Hyster-Yale Materials Handling, Inc. (Machinery)	65	3,592
IBERIABANK Corp. (Banks)	393	29,809
ICF International, Inc. (Professional Services)	131	9,537
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	131	3,097
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	458	16,744
IMAX Corp.* (Entertainment)	393	7,939
Immunomedics, Inc.* (Biotechnology)	1,309	18,156
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	131	3,749
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	654	7,567
Independent Bank Corp. (Banks)	262	19,951
Independent Bank Corp./MI (Banks)	196	4,271
Independent Bank Group, Inc. (Banks)	262	14,400
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	458	9,536
Infinera Corp.* (Communications Equipment)	1,309	3,809
Ingevity Corp.* (Chemicals)	327	34,390
Ingles Markets, Inc. (Food & Staples Retailing)	131	4,078
Innophos Holdings, Inc. (Chemicals)	131	3,813
Innospec, Inc. (Chemicals)	196	17,883
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	65	8,031
Innoviva, Inc.* (Pharmaceuticals)	458	6,668
Inogen, Inc.* (Health Care Equipment & Supplies)	131	8,746
Inovalon Holdings, Inc.* (Health Care Technology)	524	7,603
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	327	16,383
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	262	15,248
Insmed, Inc.* (Biotechnology)	589	15,078
Insperity, Inc. (Professional Services)	262	32,000
Inspire Medical Systems, Inc.* (Health Care Technology)	65	3,942
Installed Building Products, Inc.* (Household Durables)	196	11,607
Instructure, Inc.* (Software)	262	11,135
Integer Holdings Corp.* (Health Care Equipment & Supplies)	262	21,987
Intellia Therapeutics, Inc.* (Biotechnology)	262	4,289
Intelsat S.A.* (Diversified Telecommunication Services)	524	10,192
Inter Parfums, Inc. (Personal Products)	131	8,710
Intercept Pharmaceuticals, Inc.* (Biotechnology)	196	15,596
InterDigital, Inc. (Communications Equipment)	262	16,873
Interface, Inc. (Commercial Services & Supplies)	458	7,021
International Bancshares Corp. (Banks)	393	14,820
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	196	3,724
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	196	8,798
Intersect ENT, Inc.* (Pharmaceuticals)	196	4,461
INTL FCStone, Inc.* (Capital Markets)	131	5,186

See accompanying notes to financial statements.

306 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	327	$4,244
Intrexon Corp.* (Biotechnology)(a)	524	4,014
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	916	14,766
Investors Bancorp, Inc. (Banks)	1,702	18,977
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	65	3,814
Invitae Corp.* (Biotechnology)	654	15,369
Iovance Biotherapeutics, Inc.* (Biotechnology)	851	20,867
Irhythm Technologies, Inc.* (Health Care Equipment & Supplies)	196	15,500
Iridium Communications, Inc.* (Diversified Telecommunication Services)	720	16,747
iRobot Corp.* (Household Durables)	196	17,961
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,113	12,176
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	458	5,688
Itron, Inc.* (Electronic Equipment, Instruments & Components)	262	16,393
J & J Snack Foods Corp. (Food Products)	131	21,084
j2 Global, Inc. (Software)	327	29,068
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	196	15,952
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	458	3,788
James River Group Holdings, Ltd. (Insurance)	196	9,192
Jeld-Wen Holding, Inc.* (Building Products)	524	11,125
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	131	2,686
John B. Sanfilippo & Son, Inc. (Food Products)	65	5,180
John Bean Technologies Corp. (Machinery)	196	23,740
K12, Inc.* (Diversified Consumer Services)	262	7,967
Kadant, Inc. (Machinery)	65	5,903
Kaiser Aluminum Corp. (Metals & Mining)	131	12,787
Kaman Corp.—Class A (Trading Companies & Distributors)	196	12,483
KB Home (Household Durables)	589	15,155
KBR, Inc. (Construction & Engineering)	1,047	26,112
Kearny Financial Corp. (Thrifts & Mortgage Finance)	589	7,828
Kelly Services, Inc.—Class A (Professional Services)	262	6,862
KEMET Corp. (Electronic Equipment, Instruments & Components)	392	7,374
Kennametal, Inc. (Machinery)	589	21,787
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	916	18,841
Kforce, Inc. (Professional Services)	196	6,878
Kimball International, Inc.—Class B (Commercial Services & Supplies)	262	4,567
Kinsale Capital Group, Inc. (Insurance)	131	11,984
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	589	8,912
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	196	3,904
Knoll, Inc. (Commercial Services & Supplies)	327	7,514
Knowles Corp.* (Electronic Equipment, Instruments & Components)	589	10,785
Kontoor Brands, Inc.* (Textiles, Apparel & Luxury Goods)	327	9,163
Koppers Holdings, Inc.* (Chemicals)	131	3,846
Korn/Ferry International (Professional Services)	393	15,748
Kraton Performance Polymers, Inc.* (Chemicals)	262	8,140
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	654	14,970
Kura Oncology, Inc.* (Biotechnology)	196	3,859
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	785	13,039
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	851	2,919
Lakeland Bancorp, Inc. (Banks)	327	5,281
Lakeland Financial Corp. (Banks)	196	9,179
Lancaster Colony Corp. (Food Products)	131	19,467
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	262	7,415
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,309	3,796
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	916	13,364
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	720	11,311
La-Z-Boy, Inc. (Household Durables)	327	10,026
LCI Industries (Auto Components)	196	17,640
LegacyTexas Financial Group, Inc. (Banks)	327	13,312
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	131	3,665
LendingClub Corp.* (Consumer Finance)	2,422	7,944
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,702	16,016
LGI Homes, Inc.* (Household Durables)	131	9,357
LHC Group, Inc.* (Health Care Providers & Services)	196	23,438
Liberty Braves Group*—Class C (Entertainment)	262	7,328
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	393	18,782
Liberty Latin America, Ltd.*—Class A (Media)	327	5,634
Liberty Latin America, Ltd.*—Class C (Media)	851	14,628
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	327	5,291
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	524	6,498
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	131	14,954
Lindsay Corp. (Machinery)	65	5,344
Lithia Motors, Inc.—Class A (Specialty Retail)	131	15,560
LivaNova PLC* (Health Care Equipment & Supplies)	327	23,531
Live Oak Bancshares, Inc. (Banks)	196	3,361
Livent Corp.* (Chemicals)	1,047	7,245
LivePerson, Inc.* (Software)	458	12,842
LiveRamp Holdings, Inc.* (IT Services)	524	25,404
Loral Space & Communications, Inc.* (Media)	65	2,243
Louisiana-Pacific Corp. (Paper & Forest Products)	916	24,018
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	262	11,963
Lumentum Holdings, Inc.* (Communications Equipment)	589	31,458
Luminex Corp. (Life Sciences Tools & Services)	327	6,749

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 307

Common Stocks, continued

	Shares	Value
Luxfer Holdings PLC (Machinery)	196	$4,806
M.D.C. Holdings, Inc. (Household Durables)	393	12,883
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	327	4,948
M/I Homes, Inc.* (Household Durables)	196	5,594
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	654	15,232
MacroGenics, Inc.* (Biotechnology)	327	5,549
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	65	6,813
Magellan Health, Inc.* (Health Care Providers & Services)	131	9,724
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	720	8,338
Malibu Boats, Inc.* (Leisure Products)	131	5,089
Mallinckrodt PLC* (Pharmaceuticals)	589	5,407
ManTech International Corp.—Class A (IT Services)	196	12,907
Marcus & Millichap, Inc.* (Real Estate Management & Development)	196	6,047
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	327	31,524
Marten Transport, Ltd. (Road & Rail)	262	4,755
Masonite International Corp.* (Building Products)	196	10,325
MasTec, Inc.* (Construction & Engineering)	458	23,601
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	785	15,606
Materion Corp. (Metals & Mining)	131	8,883
Matrix Service Co.* (Energy Equipment & Services)	197	3,991
Matson, Inc. (Marine)	327	12,704
Matthews International Corp.—Class A (Commercial Services & Supplies)	196	6,831
Maxar Technologies, Inc. (Aerospace & Defense)	458	3,582
MAXIMUS, Inc. (IT Services)	458	33,223
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	458	10,736
MBIA, Inc.* (Insurance)	589	5,484
McDermott International, Inc.* (Energy Equipment & Services)	1,310	12,655
McGrath RentCorp (Commercial Services & Supplies)	196	12,181
Medifast, Inc. (Personal Products)	65	8,340
Medpace Holdings* (Life Sciences Tools & Services)	196	12,822
Mercantile Bank Corp. (Banks)	131	4,268
Mercury Systems, Inc.* (Aerospace & Defense)	393	27,648
Meredith Corp. (Media)	262	14,426
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	327	5,850
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	327	3,885
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	393	23,407
Meritage Homes Corp.* (Household Durables)	262	13,451
Meritor, Inc.* (Machinery)	589	14,283
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	262	7,349
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	262	7,485
MGE Energy, Inc. (Electric Utilities)	262	19,147
MGP Ingredients, Inc. (Beverages)	65	4,310
MicroStrategy, Inc.*—Class A (Software)	65	9,315
Middlesex Water Co. (Water Utilities)	131	7,762
Midland States BanCorp, Inc. (Banks)	131	3,500
Milacron Holdings Corp.* (Machinery)	524	7,231
Minerals Technologies, Inc. (Chemicals)	262	14,020
Mirati Therapeutics, Inc.* (Biotechnology)	196	20,188
Mobile Mini, Inc. (Commercial Services & Supplies)	327	9,951
MobileIron, Inc.* (Software)	720	4,464
Model N, Inc.* (Software)	262	5,109
Modine Manufacturing Co.* (Auto Components)	393	5,624
Moelis & Co. (Capital Markets)	327	11,429
Momenta Pharmaceuticals, Inc.* (Biotechnology)	720	8,964
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	65	2,778
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	654	8,862
Monotype Imaging Holdings, Inc. (Software)	327	5,507
Monro Muffler Brake, Inc. (Specialty Retail)	262	22,349
Moog, Inc.—Class A (Aerospace & Defense)	262	24,526
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	131	3,537
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	589	4,718
MRC Global, Inc.* (Trading Companies & Distributors)	589	10,084
MSA Safety, Inc. (Commercial Services & Supplies)	262	27,612
MSG Networks, Inc.*—Class A (Media)	458	9,499
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	131	7,667
Mueller Industries, Inc. (Machinery)	393	11,503
Mueller Water Products, Inc.—Class A (Machinery)	1,178	11,568
Multi-Color Corp. (Commercial Services & Supplies)	131	6,546
Murphy USA, Inc.* (Specialty Retail)	196	16,470
Myers Industries, Inc. (Containers & Packaging)	262	5,049
Myokardia, Inc.* (Pharmaceuticals)	327	16,396
MYR Group, Inc.* (Construction & Engineering)	131	4,893
Myriad Genetics, Inc.* (Biotechnology)	524	14,557
Nabors Industries, Ltd. (Energy Equipment & Services)	2,552	7,401
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	196	6,803
Nanostring Technologies, Inc.* (Life Sciences Tools & Services)	262	7,952
Natera, Inc.* (Biotechnology)	393	10,839
National Bank Holdings Corp. (Banks)	196	7,115
National Beverage Corp. (Beverages)	65	2,901
National General Holdings Corp. (Insurance)	524	12,021
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	327	25,516
National Healthcare Corp. (Health Care Providers & Services)	65	5,275

See accompanying notes to financial statements.

308 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
National Presto Industries, Inc. (Aerospace & Defense)	65	$6,064
National Research Corp. (Health Care Providers & Services)	65	3,743
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	393	11,373
National Vision Holdings, Inc.* (Specialty Retail)	524	16,103
Natus Medical, Inc.* (Health Care Equipment & Supplies)	262	6,731
Navigant Consulting, Inc. (Professional Services)	262	6,076
Navistar International Corp.* (Machinery)	393	13,539
NBT Bancorp, Inc. (Banks)	327	12,266
Neenah, Inc. (Paper & Forest Products)	131	8,849
Nelnet, Inc.—Class A (Consumer Finance)	131	7,758
Neogen Corp.* (Health Care Equipment & Supplies)	393	24,409
NeoGenomics, Inc.* (Life Sciences Tools & Services)	654	14,349
NETGEAR, Inc.* (Communications Equipment)	196	4,957
NetScout Systems, Inc.* (Communications Equipment)	524	13,304
Nevro Corp.* (Health Care Equipment & Supplies)	196	12,707
New Jersey Resources Corp. (Gas Utilities)	654	32,550
New Media Investment Group, Inc. (Media)	458	4,324
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	589	3,958
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,505	9,331
Newmark Group, Inc. (Real Estate Management & Development)	1,047	9,402
Newpark Resources, Inc.* (Energy Equipment & Services)	654	4,853
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	131	5,423
NextGen Healthcare, Inc.* (Health Care Technology)	393	7,821
NIC, Inc. (IT Services)	458	7,346
Nicolet Bankshares, Inc.* (Banks)	65	4,034
Nlight, Inc.* (Electronic Equipment, Instruments & Components)	262	5,030
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	458	13,003
Noble Corp. PLC* (Energy Equipment & Services)	1,832	3,426
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	2,029	3,916
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	327	5,104
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	327	5,373
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	720	12,679
Northwest Natural Holding Co. (Gas Utilities)	196	13,622
NorthWestern Corp. (Multi-Utilities)	393	28,355
Novagold Resources, Inc.* (Metals & Mining)	1,702	10,059
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	262	24,707
Novocure, Ltd.* (Health Care Equipment & Supplies)	589	37,241
NOW, Inc.* (Trading Companies & Distributors)	785	11,587
NuVasive, Inc.* (Health Care Equipment & Supplies)	393	23,006
NV5 Global, Inc.* (Construction & Engineering)	65	5,291
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	2,356	13,382
Oceaneering International, Inc.* (Energy Equipment & Services)	720	14,680
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	393	9,766
Office Depot, Inc. (Specialty Retail)	3,983	8,205
Office Properties Income Trust (Equity Real Estate Investment Trusts)	327	8,590
OFG Bancorp (Banks)	393	9,342
Oil States International, Inc.* (Energy Equipment & Services)	458	8,381
Old National Bancorp (Banks)	1,243	20,621
Omeros Corp.* (Pharmaceuticals)(a)	327	5,131
Omnicell, Inc.* (Health Care Technology)	327	28,132
ONE Gas, Inc. (Gas Utilities)	393	35,487
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	131	3,794
OneSpan, Inc.* (Software)	262	3,713
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	327	5,069
OPKO Health, Inc.* (Biotechnology)	2,487	6,068
Opus Bank (Banks)	131	2,765
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	458	4,250
ORBCOMM, Inc.* (Diversified Telecommunication Services)	524	3,799
Origin BanCorp, Inc. (Banks)	131	4,323
Orion Engineered Carbons SA (Chemicals)	458	9,806
Oritani Financial Corp. (Thrifts & Mortgage Finance)	262	4,648
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	262	16,608
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	131	6,927
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	131	14,755
Otter Tail Corp. (Electric Utilities)	262	13,836
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	131	9,930
P.H. Glatfelter Co. (Paper & Forest Products)	327	5,520
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,047	6,334
Pacific Premier Bancorp, Inc. (Banks)	458	14,143
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	327	14,221
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	131	5,858
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	262	5,376
Park National Corp. (Banks)	131	13,020
Parsons Corp.* (Aerospace & Defense)	131	4,829
Patrick Industries, Inc.* (Building Products)	196	9,641
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	654	15,101
Patterson Cos., Inc. (Health Care Providers & Services)	589	13,488

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 309

Common Stocks, continued

	Shares	Value
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	458	$16,515
PdvWireless, Inc.* (Diversified Telecommunication Services)	65	3,055
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	524	12,628
Peapack Gladstone Financial Corp. (Banks)	131	3,684
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	982	27,673
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	785	15,119
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	524	3,406
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	196	4,347
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	524	11,439
Peoples BanCorp, Inc. (Banks)	131	4,226
People’s Utah BanCorp (Banks)	131	3,851
Perficient, Inc.* (IT Services)	262	8,992
Performance Food Group Co.* (Food & Staples Retailing)	785	31,423
Perspecta, Inc. (IT Services)	1,048	24,534
Petiq, Inc.* (Health Care Providers & Services)	131	4,318
PGT, Inc.* (Building Products)	393	6,571
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	131	4,162
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	458	3,756
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,374	23,963
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	916	18,256
Piper Jaffray Cos. (Capital Markets)	131	9,729
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,309	5,603
PJT Partners, Inc. (Capital Markets)	196	7,942
Plantronics, Inc. (Communications Equipment)	262	9,704
Playags, Inc.* (Hotels, Restaurants & Leisure)	196	3,812
Plexus Corp.* (Electronic Equipment, Instruments & Components)	196	11,441
Plug Power, Inc.* (Electrical Equipment)(a)	1,702	3,830
PNM Resources, Inc. (Electric Utilities)	589	29,986
PolyOne Corp. (Chemicals)	589	18,489
Portland General Electric Co. (Electric Utilities)	654	35,427
Portola Pharmaceuticals, Inc.* (Biotechnology)	458	12,426
Potlatch Corp. (Equity Real Estate Investment Trusts)	458	17,853
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	196	15,715
PQ Group Holdings, Inc.* (Chemicals)	262	4,153
PRA Group, Inc.* (Consumer Finance)	327	9,202
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	327	4,889
Preferred Bank (Banks)	131	6,190
Presidio, Inc. (IT Services)	327	4,470
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	393	12,450
PriceSmart, Inc. (Food & Staples Retailing)	196	10,020
Primo Water Corp.* (Beverages)	262	3,223
Primoris Services Corp. (Construction & Engineering)	327	6,844
Principia BioPharma, Inc.* (Biotechnology)	65	2,157
ProAssurance Corp. (Insurance)	393	14,191
Progenics Pharmaceuticals, Inc.* (Biotechnology)	654	4,035
Progress Software Corp. (Software)	327	14,264
ProPetro Holding Corp.* (Energy Equipment & Services)	589	12,192
PROS Holdings, Inc.* (Software)	262	16,574
Proto Labs, Inc.* (Machinery)	196	22,740
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	458	11,107
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	131	22,077
PTC Therapeutics, Inc.* (Biotechnology)	393	17,685
Q2 Holdings, Inc.* (Software)	262	20,006
QAD, Inc. (Software)	65	2,614
QCR Holdings, Inc. (Banks)	131	4,568
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,767	12,775
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	393	18,149
Quaker Chemical Corp. (Chemicals)	65	13,187
Qualys, Inc.* (Software)	262	22,815
Quanex Building Products Corp. (Building Products)	262	4,949
Quidel Corp.* (Health Care Equipment & Supplies)	262	15,542
QuinStreet, Inc.* (Interactive Media & Services)	327	5,183
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	589	6,326
R1 RCM, Inc.* (Health Care Providers & Services)	720	9,058
Ra Pharmaceuticals, Inc.* (Biotechnology)	262	7,878
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,505	34,390
Radius Health, Inc.* (Biotechnology)	327	7,966
RadNet, Inc.* (Health Care Providers & Services)	327	4,509
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	785	9,451
Rapid7, Inc.* (Software)	327	18,914
Raven Industries, Inc. (Industrial Conglomerates)	262	9,401
RBC Bearings, Inc.* (Machinery)	196	32,694
RE/MAX Holdings, Inc. (Real Estate Management & Development)	131	4,030
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	196	2,920
Realogy Holdings Corp. (Real Estate Management & Development)	851	6,161
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	131	12,360
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	65	1,987
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	524	11,256
Redfin Corp.* (Real Estate Management & Development)(a)	654	11,759
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	720	11,902

See accompanying notes to financial statements.

310 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Regenxbio, Inc.* (Biotechnology)	262	$13,459
Regis Corp.* (Diversified Consumer Services)	196	3,254
Renasant Corp. (Banks)	393	14,124
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	262	4,155
Rent-A-Center, Inc.* (Specialty Retail)	327	8,708
Repligen Corp.* (Biotechnology)	327	28,106
Republic BanCorp, Inc./Ky (Banks)	65	3,234
Resources Connection, Inc. (Professional Services)	196	3,138
Restoration Hardware, Inc.* (Specialty Retail)	131	15,144
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	851	14,578
Retail Value, Inc. (Equity Real Estate Investment Trusts)	131	4,559
Retrophin, Inc.* (Biotechnology)	327	6,569
Revance Therapeutics, Inc.* (Pharmaceuticals)	328	4,254
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	785	31,689
Rexnord Corp.* (Machinery)	785	23,723
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	196	4,312
Rite Aid Corp.* (Food & Staples Retailing)(a)	393	3,148
RLI Corp. (Insurance)	262	22,456
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,243	22,051
Rocket Pharmaceuticals, Inc.* (Biotechnology)	196	2,940
Rogers Corp.* (Electronic Equipment, Instruments & Components)	131	22,608
Rosetta Stone, Inc.* (Entertainment)	131	2,997
RPC, Inc. (Energy Equipment & Services)	458	3,302
RPT Realty (Equity Real Estate Investment Trusts)	589	7,133
Rubius Therapeutics, Inc.* (Biotechnology)	262	4,121
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	196	5,415
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	196	7,158
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	196	4,451
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	327	26,516
S&T Bancorp, Inc. (Banks)	262	9,820
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,309	25,774
Safety Insurance Group, Inc. (Insurance)	131	12,462
Saia, Inc.* (Road & Rail)	196	12,675
SailPoint Technologies Holding, Inc.* (Software)	655	13,126
Sally Beauty Holdings, Inc.* (Specialty Retail)	916	12,219
Sanderson Farms, Inc. (Food Products)	131	17,889
Sandy Spring Bancorp, Inc. (Banks)	262	9,139
Sangamo BioSciences, Inc.* (Biotechnology)	851	9,165
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	524	15,867
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	65	3,648
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	196	6,382
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	196	5,129
Scholastic Corp. (Media)	196	6,515
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	196	6,503
Science Applications International Corp. (IT Services)	458	39,645
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	392	7,769
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	328	9,683
Seacoast Banking Corp. of Florida* (Banks)	393	9,998
SEACOR Holdings, Inc.* (Energy Equipment & Services)	131	6,224
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	393	12,183
Select Energy Services, Inc.* (Energy Equipment & Services)	458	5,317
Select Medical Holdings Corp.* (Health Care Providers & Services)	785	12,458
Selective Insurance Group, Inc. (Insurance)	458	34,299
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	589	7,068
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	458	22,006
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,767	14,613
Sensient Technologies Corp. (Chemicals)	327	24,028
Seritage Growth Properties — Class A (Equity Real Estate Investment Trusts)	262	11,256
ServisFirst Bancshares, Inc. (Banks)	327	11,203
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	196	14,151
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	327	12,596
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	589	7,368
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	262	13,244
Shutterstock, Inc. (Internet & Direct Marketing Retail)	131	5,134
Signet Jewelers, Ltd. (Specialty Retail)	393	7,027
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	327	33,811
Simmons First National Corp.—Class A (Banks)	654	15,212
Simply Good Foods Co. (The)* (Food Products)	524	12,618
Simpson Manufacturing Co., Inc. (Building Products)	327	21,732
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	327	22,660
SJW Corp. (Water Utilities)	196	11,911
Skyline Corp.* (Household Durables)	393	10,760
SkyWest, Inc. (Airlines)	393	23,843
Sleep Number Corp.* (Specialty Retail)	196	7,916
SM Energy Co. (Oil, Gas & Consumable Fuels)	851	10,655
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	196	2,936
Sonic Automotive, Inc.—Class A (Specialty Retail)	196	4,577
Sonos, Inc.* (Household Durables)	524	5,942
Sotheby’s*—Class A (Diversified Consumer Services)	261	15,172
South Jersey Industries, Inc. (Gas Utilities)	654	22,059

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 311

Common Stocks, continued

	Shares	Value
South State Corp. (Banks)	262	$19,302
Southside Bancshares, Inc. (Banks)	262	8,484
Southwest Gas Corp. (Gas Utilities)	393	35,221
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,992	12,615
SP Plus Corp.* (Commercial Services & Supplies)	196	6,258
Spark Therapeutics, Inc.* (Biotechnology)	262	26,824
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	785	6,759
Spire, Inc. (Gas Utilities)	393	32,981
Spirit Airlines, Inc.* (Airlines)	524	25,010
SPS Commerce, Inc.* (Software)	131	13,390
SPX Corp.* (Machinery)	327	10,798
SPX FLOW, Inc.* (Machinery)	327	13,688
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,767	8,764
STAAR Surgical Co.* (Health Care Equipment & Supplies)	327	9,607
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	916	27,700
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	131	5,930
Standard Motor Products, Inc. (Auto Components)	131	5,940
Standex International Corp. (Machinery)	65	4,754
State Auto Financial Corp. (Insurance)	131	4,585
Steelcase, Inc.—Class A (Commercial Services & Supplies)	654	11,183
Stemline Therapeutics, Inc.* (Biotechnology)	262	4,014
Stepan Co. (Chemicals)	131	12,040
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	654	22,203
Stewart Information Services Corp. (Insurance)	196	7,936
Stifel Financial Corp. (Capital Markets)	524	30,948
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	327	10,461
Stock Yards BanCorp, Inc. (Banks)	131	4,736
Stoneridge, Inc.* (Auto Components)	196	6,184
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	393	11,542
Strategic Education, Inc. (Diversified Consumer Services)	131	23,317
Sturm, Ruger & Co., Inc. (Leisure Products)	131	7,137
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	785	9,004
Summit Materials, Inc.*—Class A (Construction Materials)	851	16,382
SunCoke Energy, Inc.* (Metals & Mining)	654	5,808
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	458	4,896
Sunrun, Inc.* (Electrical Equipment)	786	14,745
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,702	23,334
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	393	13,004
SurModics, Inc.* (Health Care Equipment & Supplies)	65	2,806
SVMK, Inc.* (Software)	589	9,724
Sykes Enterprises, Inc.* (IT Services)	262	7,195
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	262	7,635
Syneos Health, Inc.* (Life Sciences Tools & Services)	458	23,400
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	131	6,541
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	131	7,457
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	131	3,151
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	393	25,356
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	654	10,601
Taylor Morrison Home Corp.*—Class A (Household Durables)	785	16,454
Team, Inc.* (Commercial Services & Supplies)	196	3,003
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	262	27,406
TechTarget, Inc.* (Media)	196	4,165
TEGNA, Inc. (Media)	1,571	23,800
Teladoc, Inc.* (Health Care Technology)	524	34,799
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	720	5,652
Tenable Holdings, Inc.* (Software)	262	7,477
Tenet Healthcare Corp.* (Health Care Providers & Services)	785	16,218
Tennant Co. (Machinery)	131	8,017
Tenneco, Inc. (Auto Components)	393	4,358
Terex Corp. (Machinery)	458	14,381
Terraform Power, Inc.—Class A (Independent Power and Renewable Electricity Producers)	524	7,493
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	458	22,460
Tetra Tech, Inc. (Commercial Services & Supplies)	393	30,870
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	524	28,123
TG Therapeutics, Inc.* (Biotechnology)	589	5,095
The Andersons, Inc. (Food & Staples Retailing)	262	7,137
The Bancorp, Inc.* (Banks)	393	3,506
The Boston Beer Co., Inc.*—Class A (Beverages)	65	24,554
The Brink’s Co. (Commercial Services & Supplies)	393	31,903
The Buckle, Inc. (Specialty Retail)(a)	196	3,393
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	327	14,296
The Children’s Place, Inc. (Specialty Retail)	131	12,495
The E.W. Scripps Co.—Class A (Media)	393	6,009
The Ensign Group, Inc. (Health Care Providers & Services)	393	22,370
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	851	17,880
The Greenbrier Cos., Inc. (Machinery)	262	7,965
The Manitowoc Co., Inc.* (Machinery)	262	4,664
The Marcus Corp. (Entertainment)	196	6,460
The Medicines Co.* (Pharmaceuticals)	524	19,111
The Michaels Cos., Inc.* (Specialty Retail)	654	5,690
The Providence Service Corp.* (Health Care Providers & Services)	65	3,727

See accompanying notes to financial statements.

312 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The St Joe Co.* (Real Estate Management & Development)	262	$4,527
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	1,440	3,744
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	327	5,340
Thermon Group Holdings, Inc.* (Electrical Equipment)	262	6,720
Third Point Reinsurance, Ltd.* (Insurance)	524	5,408
Tidewater, Inc.* (Energy Equipment & Services)	262	6,152
Tivity Health, Inc.* (Health Care Providers & Services)	327	5,376
TiVo Corp. (Software)	917	6,758
Tompkins Financial Corp. (Banks)	131	10,690
Tootsie Roll Industries, Inc. (Food Products)	131	4,838
TopBuild Corp.* (Household Durables)	262	21,683
TowneBank (Banks)	458	12,494
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	393	7,581
TPI Composites, Inc.* (Electrical Equipment)	196	4,845
Tredegar Corp. (Chemicals)	196	3,258
Trex Co., Inc.* (Building Products)	458	32,840
TRI Pointe Group, Inc.* (Household Durables)	1,047	12,533
Tricida, Inc.* (Pharmaceuticals)	131	5,169
TriCo Bancshares (Banks)	196	7,409
TriMas Corp.* (Machinery)	327	10,127
TriNet Group, Inc.* (Professional Services)	327	22,171
Trinseo SA (Chemicals)	327	13,845
Triple-S Management Corp.* (Health Care Providers & Services)	131	3,124
Tristate Capital Holdings, Inc.* (Banks)	196	4,183
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	393	12,875
Triumph BanCorp, Inc.* (Banks)	196	5,694
Triumph Group, Inc. (Aerospace & Defense)	393	9,000
Tronox Holdings PLC—Class A (Chemicals)	720	9,202
TrueBlue, Inc.* (Professional Services)	262	5,780
TrueCar, Inc.* (Interactive Media & Services)	785	4,286
Trupanion, Inc.* (Insurance)	196	7,081
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	720	5,702
Trustmark Corp. (Banks)	458	15,229
TTEC Holdings, Inc. (IT Services)	131	6,103
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	720	7,344
Tucows, Inc.* (IT Services)	65	3,966
Tupperware Brands Corp. (Household Durables)	327	6,223
Tutor Perini Corp.* (Construction & Engineering)	262	3,634
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	131	3,897
Twist Bioscience Corp.* (Biotechnology)	131	3,800
U.S. Concrete, Inc.* (Construction Materials)	131	6,509
U.S. Ecology, Inc. (Commercial Services & Supplies)	131	7,800
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	65	7,967
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	524	6,702
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	262	3,647
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	392	24,892
UMB Financial Corp. (Banks)	327	21,523
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	262	3,251
UniFirst Corp. (Commercial Services & Supplies)	131	24,703
Unisys Corp.* (IT Services)	393	3,820
Unit Corp.* (Energy Equipment & Services)	393	3,494
United Bankshares, Inc. (Banks)	720	26,705
United Community Banks, Inc. (Banks)	589	16,822
United Community Financial Corp. (Thrifts & Mortgage Finance)	327	3,129
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	393	5,573
United Fire Group, Inc. (Insurance)	131	6,348
United Natural Foods, Inc.* (Food & Staples Retailing)	393	3,525
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,374	13,053
Unitil Corp. (Multi-Utilities)	131	7,846
Universal Corp. (Tobacco)	196	11,911
Universal Electronics, Inc.* (Household Durables)	131	5,374
Universal Forest Products, Inc. (Building Products)	458	17,431
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	65	5,520
Universal Insurance Holdings, Inc. (Insurance)	196	5,468
Univest Corp. of Pennsylvania (Banks)	196	5,147
Upland Software, Inc.* (Software)	196	8,924
Upwork, Inc.* (Professional Services)	393	6,319
Urban Edge Properties (Equity Real Estate Investment Trusts)	851	14,748
Urogen Pharma, Ltd.* (Biotechnology)	131	4,708
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	196	4,116
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	458	3,403
USANA Health Sciences, Inc.* (Personal Products)	131	10,405
Valley National Bancorp (Banks)	2,356	25,398
Vanda Pharmaceuticals, Inc.* (Biotechnology)	392	5,523
Varex Imaging Corp.* (Health Care Equipment & Supplies)	262	8,030
Varonis Systems, Inc.* (Software)	196	12,140
Vector Group, Ltd. (Tobacco)	785	7,654
Vectrus, Inc.* (Aerospace & Defense)	65	2,636
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	327	3,996
Veracyte, Inc.* (Biotechnology)	327	9,323
Vericel Corp.* (Biotechnology)	328	6,196
Verint Systems, Inc.* (Software)	458	24,631
Veritex Holdings, Inc. (Banks)	393	10,198
Verra Mobility Corp.* (IT Services)	720	9,425
Verso Corp.*—Class A (Paper & Forest Products)	262	4,991
Viad Corp. (Commercial Services & Supplies)	131	8,677
Viavi Solutions, Inc.* (Communications Equipment)	1,702	22,620
Vicor Corp.* (Electrical Equipment)	131	4,068

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 313

Common Stocks, continued

	Shares	Value
ViewRay, Inc.* (Health Care Equipment & Supplies)	523	$4,608
Viking Therapeutics, Inc.* (Biotechnology)(a)	458	3,801
Virtus Investment Partners, Inc. (Capital Markets)	65	6,981
Virtusa Corp.* (IT Services)	196	8,708
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	982	16,223
Vista Outdoor, Inc.* (Leisure Products)	393	3,490
Visteon Corp.* (Auto Components)	196	11,482
Vocera Communications, Inc.* (Health Care Technology)	196	6,256
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,636	18,536
Voyager Therapeutics, Inc.* (Biotechnology)	196	5,335
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	720	3,571
Wabash National Corp. (Machinery)	393	6,394
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	524	8,735
WageWorks, Inc.* (Professional Services)	262	13,307
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	196	10,429
Warrior Met Coal, Inc. (Metals & Mining)	393	10,265
Washington Federal, Inc. (Thrifts & Mortgage Finance)	589	20,574
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,374	5,249
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	589	15,744
Washington Trust BanCorp, Inc. (Banks)	131	6,836
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	196	3,344
Watford Holdings, Ltd.* (Insurance)	131	3,592
Watts Water Technologies, Inc.—Class A (Machinery)	196	18,263
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	196	5,114
WD-40 Co. (Household Products)	131	20,835
Weight Watchers International, Inc.* (Diversified Consumer Services)	327	6,246
Welbilt, Inc.* (Machinery)	982	16,399
Werner Enterprises, Inc. (Road & Rail)	327	10,163
WesBanco, Inc. (Banks)	393	15,150
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	393	4,362
Westamerica Bancorp (Banks)	196	12,076
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	327	3,263
Whitestone REIT (Equity Real Estate Investment Trusts)	262	3,325
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	654	12,217
William Lyon Homes*—Class A (Household Durables)	262	4,776
Willscot Corp.* (Construction & Engineering)	393	5,911
Wingstop, Inc. (Hotels, Restaurants & Leisure)	196	18,571
Winnebago Industries, Inc. (Automobiles)	196	7,575
WisdomTree Investments, Inc. (Capital Markets)	982	6,059
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	654	18,011
Workiva, Inc.* (Software)	262	15,220
World Acceptance Corp.* (Consumer Finance)	65	10,667
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	458	16,470
Worthington Industries, Inc. (Metals & Mining)	262	10,548
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	916	27,315
WSFS Financial Corp. (Thrifts & Mortgage Finance)	393	16,231
Xencor, Inc.* (Biotechnology)	327	13,384
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	851	17,743
Xperi Corp. (Semiconductors & Semiconductor Equipment)	393	8,092
Yelp, Inc.* (Interactive Media & Services)	524	17,910
Yeti Holdings, Inc.* (Leisure Products)	196	5,674
Yext, Inc.* (Software)	654	13,139
Y-mAbs Therapeutics, Inc.* (Biotechnology)	131	2,996
York Water Co. (The) (Water Utilities)	65	2,322
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	1,178	6,868
ZixCorp.* (Software)	393	3,572
Zogenix, Inc.* (Pharmaceuticals)	327	15,624
Zumiez, Inc.* (Specialty Retail)	131	3,419
Zuora, Inc.*—Class A (Software)	654	10,019
TOTAL COMMON STOCKS (Cost $10,815,675)		13,425,240

Contingent Right(NM)

A. Schulman, Inc.*+(b) (Chemicals)	148	77
TOTAL CONTINGENT RIGHT (Cost $296)		77

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (45.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $14,214,708	$14,212,000	$14,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,212,000)		14,212,000

See accompanying notes to financial statements.

314 :: ProFund VP UltraSmall-Cap :: Financial Statements

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(e)	94,909	$94,909
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(e)	68,906	68,906
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $163,815)		163,815
TOTAL INVESTMENT SECURITIES (Cost $25,191,786)—89.8%		27,801,132
Net other assets (liabilities)—10.2%		3,174,768
NET ASSETS—100.0%		$30,975,900

*                 Non-income producing security.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $105,220.

(b)         No explicit expiration date, expiration is subject to contingencies. In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired. Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)          A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2019, the aggregate amount held in a segregated account was $5,478,000.

(d)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	27	9/23/19	$2,116,395	$56,194

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/29/19	2.42%	$3,167,133	$37,880
Russell 2000 Index	Goldman Sachs International	7/29/19	2.62%	16,946,638	216,768
				$20,113,771	$254,648
iShares Russell 2000 ETF	UBS AG	7/29/19	2.17%	$16,320,520	$171,183
Russell 2000 Index	UBS AG	7/29/19	2.37%	10,062,426	77,155
				$26,382,946	$248,338
				$46,496,717	$502,986

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Aerospace & Defense	$195,266	0.6%
Air Freight & Logistics	46,607	0.2%
Airlines	67,151	0.2%
Auto Components	166,894	0.5%
Automobiles	7,575	NM
Banks	1,275,427	4.2%
Beverages	54,439	0.2%
Biotechnology	970,976	3.1%
Building Products	204,440	0.7%
Capital Markets	189,985	0.6%
Chemicals	277,679	0.8%
Commercial Services & Supplies	378,120	1.3%
Communications Equipment	154,176	0.5%
Construction & Engineering	177,843	0.6%
Construction Materials	22,891	0.1%
Consumer Finance	103,894	0.3%
Containers & Packaging	11,429	NM
Distributors	16,161	0.1%
Diversified Consumer Services	141,270	0.5%
Diversified Financial Services	28,071	0.1%
Diversified Telecommunication Services	85,320	0.3%
Electric Utilities	152,484	0.5%
Electrical Equipment	130,295	0.4%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 315

	Value	% of Net Assets
Electronic Equipment, Instruments & Components	$327,939	1.1%
Energy Equipment & Services	166,618	0.5%
Entertainment	34,501	0.1%
Equity Real Estate Investment Trusts	972,787	3.1%
Food & Staples Retailing	88,671	0.3%
Food Products	162,281	0.5%
Gas Utilities	184,368	0.6%
Health Care Equipment & Supplies	513,595	1.7%
Health Care Providers & Services	262,362	0.8%
Health Care Technology	139,968	0.5%
Hotels, Restaurants & Leisure	350,973	1.2%
Household Durables	229,959	0.7%
Household Products	28,892	0.1%
Independent Power and Renewable Electricity Producers	52,276	0.2%
Industrial Conglomerates	9,401	NM
Insurance	306,730	1.0%
Interactive Media & Services	67,340	0.2%
Internet & Direct Marketing Retail	75,527	0.2%
IT Services	292,208	0.9%
Leisure Products	43,034	0.1%
Life Sciences Tools & Services	102,053	0.3%
Machinery	555,344	1.9%
Marine	12,704	NM
Media	113,681	0.3%
Metals & Mining	172,493	0.6%
Mortgage Real Estate Investment Trusts	181,926	0.6%
Multiline Retail	11,544	NM
Multi-Utilities	92,429	0.3%
Oil, Gas & Consumable Fuels	333,739	1.1%
Paper & Forest Products	57,246	0.2%
Personal Products	38,046	0.1%
Pharmaceuticals	218,473	0.7%
Professional Services	226,528	0.7%
Real Estate Management & Development	93,433	0.3%
Road & Rail	66,607	0.2%
Semiconductors & Semiconductor Equipment	303,355	1.0%
Software	650,239	2.0%
Specialty Retail	298,412	1.0%
Technology Hardware, Storage & Peripherals	51,540	0.2%
Textiles, Apparel & Luxury Goods	119,760	0.4%
Thrifts & Mortgage Finance	275,515	0.9%
Tobacco	19,565	0.1%
Trading Companies & Distributors	181,595	0.6%
Water Utilities	62,795	0.2%
Wireless Telecommunication Services	18,472	0.1%
Other**	17,550,583	56.6%
Total	$30,975,900	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

316 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$25,191,786
Securities, at value	13,589,132
Repurchase agreements, at value	14,212,000
Total Investment Securities, at value	27,801,132
Cash	101
Segregated cash balances for futures contracts with brokers	105,435
Segregated cash balances for swap agreements with custodian	738
Dividends and interest receivable	18,302
Unrealized appreciation on swap agreements	502,986
Receivable for capital shares issued	3,903,265
Receivable for investments sold	2,833,396
Variation margin on futures contracts	24,165
Prepaid expenses	393
TOTAL ASSETS	35,189,913
LIABILITIES:
Payable for investments purchased	2,836,811
Payable for capital shares redeemed	1,138,761
Payable for collateral for securities loaned	163,815
Advisory fees payable	13,924
Management services fees payable	1,857
Administration fees payable	1,752
Administrative services fees payable	11,690
Distribution fees payable	11,704
Transfer agency fees payable	1,347
Fund accounting fees payable	1,284
Compliance services fees payable	163
Other accrued expenses	30,905
TOTAL LIABILITIES	4,214,013
NET ASSETS	$30,975,900
NET ASSETS CONSIST OF:
Capital	$28,059,358
Total distributable earnings (loss)	2,916,542
NET ASSETS	$30,975,900
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,458,822
Net Asset Value (offering and redemption price per share)	$21.23

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$61,708
Interest	172,144
Foreign tax withholding	(11)
Income from securities lending	1,883
TOTAL INVESTMENT INCOME	235,724
EXPENSES:
Advisory fees	87,998
Management services fees	11,733
Administration fees	10,795
Transfer agency fees	8,316
Administrative services fees	30,615
Distribution fees	29,333
Custody fees	2,007
Fund accounting fees	8,058
Trustee fees	367
Compliance services fees	163
Other fees	22,332
Total Gross Expenses before reductions	211,717
Expenses reduced and reimbursed by the Advisor	(14,602)
TOTAL NET EXPENSES	197,115
NET INVESTMENT INCOME (LOSS)	38,609
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	41,669
Net realized gains (losses) on futures contracts	247,398
Net realized gains (losses) on swap agreements	4,800,935
Change in net unrealized appreciation/depreciation on investment securities	1,421,492
Change in net unrealized appreciation/depreciation on futures contracts	56,101
Change in net unrealized appreciation/depreciation on swap agreements	219,707
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,787,302
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,825,911

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 317

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,609	$(24,714)
Net realized gains (losses) on investments	5,090,002	(4,891,678)
Change in net unrealized appreciation/depreciation on investments	1,697,300	(1,429,317)
Change in net assets resulting from operations	6,825,911	(6,345,709)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(7,150,628)
Change in net assets resulting from distributions	—	(7,150,628)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	198,187,459	476,934,835
Distributions reinvested	—	7,150,628
Value of shares redeemed	(190,773,725)	(485,725,607)
Change in net assets resulting from capital transactions	7,413,734	(1,640,144)
Change in net assets	14,239,645	(15,136,481)
NET ASSETS:
Beginning of period	16,736,255	31,872,736
End of period	$30,975,900	$16,736,255
SHARE TRANSACTIONS:
Issued	9,651,266	18,831,725
Reinvested	—	272,301
Redeemed	(9,231,671)	(19,179,804)
Change in shares	419,595	(75,778)

See accompanying notes to financial statements.

318 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$16.10	$28.59	$25.21	$18.07	$21.36	$24.90
Investment Activities:
Net investment income (loss)(a)	0.03	(0.02)	(0.20)	(0.15)	(0.19)	(0.20)
Net realized and unrealized gains (losses) on investments	5.10	(4.67)	6.48	7.29	(2.48)	1.05
Total income (loss) from investment activities	5.13	(4.69)	6.28	7.14	(2.67)	0.85
Distributions to Shareholders From:
Net realized gains on investments	—	(7.80)	(2.90)	—	(0.62)	(4.39)
Net Asset Value, End of Period	$21.23	$16.10	$28.59	$25.21	$18.07	$21.36
Total Return(b)	31.86%	(26.95)%	25.20%	39.51%	(12.93)%	5.38%
Ratios to Average Net Assets:
Gross expenses(c)	1.80%	1.74%	1.72%	1.78%	1.79%	1.76%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.33%	(0.09)%	(0.74)%	(0.79)%	(0.89)%	(0.93)%
Supplemental Data:
Net assets, end of period (000’s)	$30,976	$16,736	$31,873	$26,775	$19,372	$25,158
Portfolio turnover rate(b)(d)	37%	18%	27%	32%	45%	16%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 319

Investment Objective: The ProFund VP Utilities seeks investment results that, before fees and expenses, correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2019

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any investments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.6%
Duke Energy Corp.	7.0%
Dominion Resources, Inc.	6.7%
American Electric Power Co., Inc.	4.7%
The Southern Co.	4.7%

Dow Jones U.S. UtilitiesSM Index — Composition

% of Index
Electric Utilities	58%
Multi-Utilities	31%
Gas Utilities	5%
Water Utilities	3%
Independent Power & Renewable Electricity Producers	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.2%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	2,261	$188,138
Alliant Energy Corp. (Electric Utilities)	10,348	507,880
Ameren Corp. (Multi-Utilities)	10,756	807,883
American Electric Power Co., Inc. (Electric Utilities)	21,609	1,901,808
American Water Works Co., Inc. (Water Utilities)	7,905	916,980
Aqua America, Inc. (Water Utilities)	9,448	390,864
Atmos Energy Corp. (Gas Utilities)	5,124	540,890
Avangrid, Inc. (Electric Utilities)	2,435	122,968
Avista Corp. (Multi-Utilities)	2,880	128,448
Black Hills Corp. (Multi-Utilities)	2,379	185,966
CenterPoint Energy, Inc. (Multi-Utilities)	21,992	629,631
CMS Energy Corp. (Multi-Utilities)	12,426	719,590
Consolidated Edison, Inc. (Multi-Utilities)	14,324	1,255,928
Dominion Resources, Inc. (Multi-Utilities)	35,139	2,716,948
DTE Energy Co. (Multi-Utilities)	8,023	1,025,981
Duke Energy Corp. (Electric Utilities)	31,883	2,813,356
Edison International (Electric Utilities)	14,268	961,806
El Paso Electric Co. (Electric Utilities)	1,778	116,281
Entergy Corp. (Electric Utilities)	8,317	856,069
Evergy, Inc. (Electric Utilities)	10,689	642,943
Eversource Energy (Electric Utilities)	14,062	1,065,337
Exelon Corp. (Electric Utilities)	38,513	1,846,313
FirstEnergy Corp. (Electric Utilities)	22,110	946,529
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,771	207,777
IDACORP, Inc. (Electric Utilities)	2,206	221,549
MDU Resources Group, Inc. (Multi-Utilities)	8,676	223,841
National Fuel Gas Co. (Gas Utilities)	3,779	199,342
New Jersey Resources Corp. (Gas Utilities)	3,908	194,501
NextEra Energy, Inc. (Electric Utilities)	20,975	4,296,938
NiSource, Inc. (Multi-Utilities)	16,340	470,592
NorthWestern Corp. (Multi-Utilities)	2,208	159,307
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	11,699	410,869
ONE Gas, Inc. (Gas Utilities)	2,307	208,322
Pinnacle West Capital Corp. (Electric Utilities)(a)	4,917	462,641
PNM Resources, Inc. (Electric Utilities)	3,489	177,625
Portland General Electric Co. (Electric Utilities)	3,914	212,021
PPL Corp. (Electric Utilities)	31,607	980,133
Public Service Enterprise Group, Inc. (Multi-Utilities)	22,134	1,301,922
Sempra Energy (Multi-Utilities)	12,016	1,651,479
South Jersey Industries, Inc. (Gas Utilities)	4,046	136,472
Southwest Gas Corp. (Gas Utilities)	2,339	209,621
Spire, Inc. (Gas Utilities)	2,223	186,554
The AES Corp. (Independent Power and Renewable Electricity Producers)	29,067	487,162
The Southern Co. (Electric Utilities)	34,378	1,900,416
UGI Corp. (Gas Utilities)	7,628	407,411
Vistra Energy Corp.* (Independent Power and Renewable Electricity Producers)	16,487	373,266
WEC Energy Group, Inc. (Multi-Utilities)	13,814	1,151,673
Xcel Energy, Inc. (Electric Utilities)	22,540	1,340,905
TOTAL COMMON STOCKS (Cost $22,251,932)		38,860,876

Repurchase Agreements(b) (4.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 2.15%—2.40%, dated 6/28/19, due 7/1/19, total to be received $1,618,308	$1,618,000	$1,618,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,618,000)		1,618,000

See accompanying notes to financial statements.

320 :: ProFund VP Utilities :: Financial Statements

Collateral for Securities Loaned(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 2.43%(c)	1,279	$1,279
Invesco Government & Agency Portfolio—Institutional Shares, 2.37%(c)	929	929
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,208)		2,208
TOTAL INVESTMENT SECURITIES (Cost $23,872,140)—100.2%		40,481,084
Net other assets (liabilities)—(0.2)%		(80,849)
NET ASSETS—100.0%		$40,400,235

*                 Non-income producing security.

(a)         All or part of this security was on loan as of June 30, 2019. The total value of securities on loan as of June 30, 2019 was $2,164.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Rate periodically changes. Rate disclosed is the daily yield on June 30, 2019.

NM         Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	7/23/19	2.87%	$1,543,773	$(33,186)

(1)         Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)         Reflects the floating financing rate, as of June 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of June 30, 2019:

	Value	% of Net Assets
Electric Utilities	$21,769,433	53.9%
Gas Utilities	2,083,113	5.2%
Independent Power and Renewable Electricity Producers	1,271,297	3.1%
Multi-Utilities	12,429,189	30.8%
Water Utilities	1,307,844	3.2%
Other**	1,539,359	3.8%
Total	$40,400,235	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 321

Statement of Assets and Liabilities (unaudited)
June 30, 2019

ASSETS:
Total Investment Securities, at cost	$23,872,140
Securities, at value	38,863,084
Repurchase agreements, at value	1,618,000
Total Investment Securities, at value	40,481,084
Cash	751
Dividends and interest receivable	41,452
Receivable for capital shares issued	653,180
Prepaid expenses	585
TOTAL ASSETS	41,177,052

LIABILITIES:
Payable for investments purchased	641,108
Payable for capital shares redeemed	3,478
Payable for collateral for securities loaned	2,208
Unrealized depreciation on swap agreements	33,186
Advisory fees payable	24,492
Management services fees payable	3,266
Administration fees payable	2,901
Administrative services fees payable	17,039
Distribution fees payable	16,882
Transfer agency fees payable	2,230
Fund accounting fees payable	1,633
Compliance services fees payable	261
Other accrued expenses	28,133
TOTAL LIABILITIES	776,817
NET ASSETS	$40,400,235
NET ASSETS CONSIST OF:
Capital	$16,469,413
Total distributable earnings (loss)	23,930,822
NET ASSETS	$40,400,235
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	802,414
Net Asset Value (offering and redemption price per share)	$50.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$567,975
Interest	16,122
Income from securities lending	— (a)
TOTAL INVESTMENT INCOME	584,097
EXPENSES:
Advisory fees	144,728
Management services fees	19,297
Administration fees	17,761
Transfer agency fees	13,703
Administrative services fees	53,866
Distribution fees	48,243
Custody fees	3,176
Fund accounting fees	10,272
Trustee fees	631
Compliance services fees	261
Audit fees	17,739
Other fees	11,645
Total Gross Expenses before reductions	341,322
Expenses reduced and reimbursed by the Advisor	(17,132)
TOTAL NET EXPENSES	324,190
NET INVESTMENT INCOME (LOSS)	259,907
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	6,772,902
Net realized gains (losses) on swap agreements	228,174
Change in net unrealized appreciation/depreciation on investment securities	(2,377,880)
Change in net unrealized appreciation/depreciation on swap agreements	(73,624)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,549,572
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,809,479

(a)         Amount is less than $0.50.

See accompanying notes to financial statements.

322 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$259,907	$597,745
Net realized gains (losses) on investments	7,001,076	2,646,759
Change in net unrealized appreciation/depreciation on investments	(2,451,504)	(3,269,989)
Change in net assets resulting from operations	4,809,479	(25,485)
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions	—	(1,655,742)
Change in net assets resulting from distributions	—	(1,655,742)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,156,591	46,762,757
Distributions reinvested	—	1,655,742
Value of shares redeemed	(24,517,647)	(44,249,665)
Change in net assets resulting from capital transactions	(5,361,056)	4,168,834
Change in net assets	(551,577)	2,487,607
NET ASSETS:
Beginning of period	40,951,812	38,464,205
End of period	$40,400,235	$40,951,812
SHARE TRANSACTIONS:
Issued	396,007	1,044,029
Reinvested	—	39,451
Redeemed	(517,424)	(1,002,245)
Change in shares	(121,417)	81,235

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Utilities :: 323

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2019 (unaudited)	Year Ended Dec. 31, 2018	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014
Net Asset Value, Beginning of Period	$44.33	$45.65	$43.68	$39.63	$43.44	$35.08
Investment Activities:
Net investment income (loss)(a)	0.32	0.79	0.76	0.74	0.77	0.74
Net realized and unrealized gains (losses) on investments	5.70	0.39 (b)	3.89	5.26	(3.55)	8.26
Total income (loss) from investment activities	6.02	1.18	4.65	6.00	(2.78)	9.00
Distributions to Shareholders From:
Net investment income	—	(1.00)	(1.02)	(0.68)	(0.84)	(0.64)
Net realized gains on investments	—	(1.50)	(1.66)	(1.27)	(0.19)	—
Total distributions	—	(2.50)	(2.68)	(1.95)	(1.03)	(0.64)
Net Asset Value, End of Period	$50.35	$44.33	$45.65	$43.68	$39.63	$43.44
Total Return(c)	13.58%	2.89%	10.64%	15.07%	(6.40)%	25.88%
Ratios to Average Net Assets:
Gross expenses(d)	1.77%	1.79%	1.72%	1.71%	1.73%	1.76%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	1.35%	1.78%	1.62%	1.68%	1.91%	1.91%
Supplemental Data:
Net assets, end of period (000’s)	$40,400	$40,952	$38,464	$40,197	$30,117	$53,224
Portfolio turnover rate(c)(e)	102%	108%	60%	97%	59%	83%

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)   Not annualized for periods less than one year.

(d)   Annualized for periods less than one year.

(e)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

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Notes to Financial Statements

326 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Oil & Gas
ProFund VP Basic Materials	ProFund VP Pharmaceuticals
ProFund VP Biotechnology	ProFund VP Precious Metals
ProFund VP Consumer Goods	ProFund VP Real Estate
ProFund VP Consumer Services	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Telecommunications
ProFund VP Industrials	ProFund VP Utilities
ProFund VP Internet

Non-Equity ProFunds VP:

ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus
ProFund VP Rising Rates Opportunity

Money Market ProFund VP:

ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 327

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2019, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 2.15% dated 6/28/19, due 7/1/19(1)	NatWest Markets Securities, Inc., 2.35% dated 6/28/19, due 7/1/19(2)	RBC Capital Markets, LLC, 2.23% dated 6/28/19, due 7/1/19(3)	Societe’ Generale, 2.40% dated 6/28/19, due 7/1/19(4)	UMB Bank N.A., 2.25% dated 6/28/19, due 7/1/19(5)
ProFund VP Banks	$51,000	$52,000	$31,000	$62,000	$49,000
ProFund VP Basic Materials	57,000	57,000	34,000	69,000	55,000
ProFund VP Bear	820,000	830,000	497,000	996,000	756,000
ProFund VP Biotechnology	294,000	298,000	178,000	357,000	271,000
ProFund VP Bull	7,297,000	7,386,000	4,430,000	8,863,000	6,673,000
ProFund VP Consumer Goods	38,000	39,000	23,000	46,000	37,000
ProFund VP Consumer Services	206,000	209,000	125,000	251,000	191,000
ProFund VP Dow 30	57,000	58,000	33,000	69,000	58,000
ProFund VP Emerging Markets	106,000	106,000	64,000	129,000	102,000
ProFund VP Falling U.S. Dollar	132,000	133,000	80,000	161,000	127,000
ProFund VP Financials	88,000	89,000	53,000	107,000	85,000
ProFund VP Government Money Market	9,619,000	9,735,000	5,841,000	11,683,000	8,788,000
ProFund VP Health Care	390,000	395,000	237,000	474,000	357,000

328 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

Fund Name	HSBC Securities (USA), Inc., 2.15% dated 6/28/19, due 7/1/19(1)	NatWest Markets Securities, Inc., 2.35% dated 6/28/19, due 7/1/19(2)	RBC Capital Markets, LLC, 2.23% dated 6/28/19, due 7/1/19(3)	Societe’ Generale, 2.40% dated 6/28/19, due 7/1/19(4)	UMB Bank N.A., 2.25% dated 6/28/19, due 7/1/19(5)
ProFund VP Industrials	$155,000	$157,000	$94,000	$188,000	$143,000
ProFund VP International	1,325,000	1,341,000	804,000	1,609,000	1,220,000
ProFund VP Internet	69,000	70,000	42,000	84,000	64,000
ProFund VP Japan	1,530,000	1,549,000	929,000	1,859,000	1,400,000
ProFund VP Large-Cap Growth	41,000	41,000	24,000	49,000	40,000
ProFund VP Large-Cap Value	5,000	5,000	3,000	7,000	8,000
ProFund VP Mid-Cap	1,670,000	1,689,000	1,013,000	2,028,000	1,533,000
ProFund VP Mid-Cap Growth	8,000	8,000	4,000	9,000	10,000
ProFund VP Mid-Cap Value	11,000	11,000	6,000	13,000	12,000
ProFund VP Nasdaq-100	6,077,000	6,150,000	3,689,000	7,381,000	5,558,000
ProFund VP Oil & Gas	141,000	143,000	86,000	172,000	131,000
ProFund VP Pharmaceuticals	80,000	81,000	48,000	97,000	76,000
ProFund VP Precious Metals	5,037,000	5,098,000	3,059,000	6,119,000	4,607,000
ProFund VP Real Estate	134,000	136,000	81,000	163,000	124,000
ProFund VP Rising Rates Opportunity	1,310,000	1,325,000	795,000	1,592,000	1,204,000
ProFund VP Semiconductor	20,000	20,000	12,000	24,000	19,000
ProFund VP Short Dow 30	2,000	2,000	1,000	2,000	5,000
ProFund VP Short Emerging Markets	210,000	211,000	126,000	254,000	198,000
ProFund VP Short International	154,000	156,000	93,000	187,000	146,000
ProFund VP Short Mid-Cap	24,000	25,000	14,000	30,000	27,000
ProFund VP Short Nasdaq-100	419,000	424,000	254,000	509,000	391,000
ProFund VP Short Small-Cap	300,000	304,000	182,000	366,000	282,000
ProFund VP Small-Cap	1,110,000	1,122,000	673,000	1,347,000	1,020,000
ProFund VP Small-Cap Growth	5,000	5,000	3,000	7,000	8,000
ProFund VP Technology	201,000	203,000	122,000	244,000	185,000
ProFund VP Telecommunications	38,000	39,000	23,000	46,000	37,000
ProFund VP U.S. Government Plus	2,987,000	3,023,000	1,813,000	3,627,000	2,736,000
ProFund VP UltraBull	3,282,000	3,322,000	1,993,000	3,986,000	3,004,000
ProFund VP UltraMid-Cap	1,592,000	1,612,000	967,000	1,935,000	1,462,000
ProFund VP UltraNasdaq-100	11,221,000	11,357,000	6,814,000	13,630,000	10,257,000
ProFund VP UltraShort Dow 30	15,000	16,000	9,000	18,000	19,000
ProFund VP UltraShort Nasdaq-100	110,000	110,000	66,000	133,000	104,000
ProFund VP UltraSmall-Cap	2,991,000	3,029,000	1,816,000	3,633,000	2,743,000
ProFund VP Utilities	340,000	344,000	206,000	413,000	315,000
	$61,769,000	$62,515,000	$37,490,000	$75,028,000	$56,637,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of June 30, 2019 as follows:

(1)         U.S Treasury Bills, effective yield or interest rate in effect at June 30, 2019, 1.853%, due 6/18/20, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at June 30, 2019, 2.446%, due 11/15/40, which had an aggregate value of $63,048,710.

(2)         U.S. Treasury Notes, 2.375% to 2.875%, due 8/15/24 to 8/15/28, which had an aggregate value of $63,770,554.

(3)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/21, total value $38,244,575.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $76,533,475.

(5)         U.S. Treasury Notes, 1.00% to 2.25%, due 10/31/19 to 1/31/24, Federal Farm Credit Banks, 2.61% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 3.375%, due 12/8/23, which had an aggregate value of $57,778,771.

Depositary Receipts

Each ProFund VP, other than the ProFund VP Government Money Market, may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds VP may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as “unsponsored”, require the holders thereof to bear most of the costs of such facilities, while issuers of “sponsored” facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 329 the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund VP (other than the Non-Equity ProFunds VP and the ProFund VP Government Money Market) may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2019, were utilized to gain exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2019. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Semiconductor, ProFund VP UltraBull, and ProFund VP UltraMidCap was 11%, 8%, 11%, 155%, and 146%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2019.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially

330 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 331 policies established by the Advisor. As of June 30, 2019, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the

332 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2019, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2019.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$6,892	$—	$—	$—	$—
ProFund VP Basic Materials	—	3,181	—	—	—	—
ProFund VP Bear	—	—	—	11,245	18,245	—
ProFund VP Biotechnology	—	—	—	—	5,439	—
ProFund VP Bull	107,689	167,930	—	—	—	—
ProFund VP Consumer Goods	—	—	—	—	1,412	—
ProFund VP Consumer Services	—	132	—	—	—	—
ProFund VP Dow 30	—	736	—	—	—	—
ProFund VP Emerging Markets	—	—	—	—	1,580	—
ProFund VP Financials	—	3,230	—	—	—	—
ProFund VP Health Care	—	—	—	—	6,421	—
ProFund VP Industrials	—	4,268	—	—	—	—
ProFund VP International	—	31,375	—	—	—	—
ProFund VP Internet	—	—	—	—	1,147	—
ProFund VP Japan	71,043	—	—	—	—	—
ProFund VP Mid-Cap	58,176	68,949	—	—	—	—
ProFund VP Nasdaq-100	391,771	24,164	—	—	—	—
ProFund VP Oil & Gas	—	7,561	—	—	—	—
ProFund VP Pharmaceuticals	—	8,863	—	—	—	—
ProFund VP Precious Metals	—	—	—	—	329,655	—
ProFund VP Real Estate	—	—	—	—	10,255	—
ProFund VP Semiconductor	—	6,753	—	—	—	—
ProFund VP Short Dow 30	—	—	—	—	34	—
ProFund VP Short Emerging Markets	—	2,657	—	—	—	—
ProFund VP Short International	—	—	—	—	3,683	—
ProFund VP Short Mid-Cap	—	—	—	—	1,460	—
ProFund VP Short Nasdaq-100	—	—	—	11,647	2,725	—
ProFund VP Short Small-Cap	—	—	—	8,518	14,636	—
ProFund VP Small-Cap	29,723	55,034	—	—	—	—
ProFund VP Technology	—	—	—	—	6,353	—
ProFund VP Telecommunications	—	—	—	—	1,733	—

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 333

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
ProFund VP UltraBull	$116,420	$443,572	$—	$—	$—	$—
ProFund VP UltraMid-Cap	186,522	360,964	—	—	—	—
ProFund VP UltraNasdaq-100	359,837	284,772	—	—	—	—
ProFund VP UltraShort Dow 30	—	—	—	—	413	—
ProFund VP UltraShort Nasdaq-100	—	—	—	3,882	1,064	—
ProFund VP UltraSmall-Cap	56,194	502,986	—	—	—	—
ProFund VP Utilities	—	—	—	—	33,186	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	2,357	—	—	306
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	—	—	—	81,987	—
ProFund VP U.S. Government Plus	—	251,316	—	—	—	—

*                 Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2019.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$104,052	$—	$—	$1,432	$—
ProFund VP Basic Materials	—	37,259	—	—	(8,864)	—
ProFund VP Bear	(43,856)	(821,048)	—	(40,637)	4,984	—
ProFund VP Biotechnology	—	113,563	—	—	(63,057)	—
ProFund VP Bull	449,338	2,154,709	—	400,397	112,546	—
ProFund VP Consumer Goods	—	27,528	—	—	(8,349)	—
ProFund VP Consumer Services	—	124,215	—	—	(24,588)	—
ProFund VP Dow 30	—	58,830	—	—	(1,227)	—
ProFund VP Emerging Markets	—	370,806	—	—	(3,855)	—
ProFund VP Financials	—	95,023	—	—	(19,745)	—
ProFund VP Health Care	—	93,513	—	—	(51,250)	—
ProFund VP Industrials	—	70,733	—	—	(5,062)	—
ProFund VP International	—	744,348	—	—	(8,563)	—
ProFund VP Internet	—	141,112	—	—	(23,331)	—
ProFund VP Japan	(53,155)	—	—	678,765	—	—
ProFund VP Mid-Cap	197,935	1,828,042	—	269,712	21,162	—
ProFund VP Nasdaq-100	1,242,401	1,728,483	—	1,138,967	(29,144)	—
ProFund VP Oil & Gas	—	79,758	—	—	(21,586)	—
ProFund VP Pharmaceuticals	—	(3,224)	—	—	(2,481)	—
ProFund VP Precious Metals	—	4,079,665	—	—	(296,966)	—
ProFund VP Real Estate	—	61,780	—	—	(19,240)	—
ProFund VP Semiconductor	—	75,213	—	—	(2,582)	—
ProFund VP Short Dow 30	—	(1,947)	—	—	82	—
ProFund VP Short Emerging Markets	—	(193,818)	—	—	7,270	—
ProFund VP Short International	—	(179,094)	—	—	13,867	—
ProFund VP Short Mid-Cap	—	(78,913)	—	—	5,222	—
ProFund VP Short Nasdaq-100	(52,901)	(416,369)	—	(47,580)	24,853	—
ProFund VP Short Small-Cap	(31,343)	(281,818)	—	(41,537)	20,990	—

334 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
ProFund VP Small-Cap	$(128)	$841,013	$—	$46,244	$(16,786)	$—
ProFund VP Technology	—	169,793	—	—	(34,506)	—
ProFund VP Telecommunications	—	32,476	—	—	(7,656)	—
ProFund VP UltraBull	857,252	5,028,683	—	269,362	344,641	—
ProFund VP UltraMid-Cap	288,443	3,431,823	—	323,158	214,949	—
ProFund VP UltraNasdaq-100	667,562	22,214,224	—	396,661	(401,722)	—
ProFund VP UltraShort Dow 30	—	(6,434)	—	—	(335)	—
ProFund VP UltraShort Nasdaq-100	(36,418)	670,162	—	(3,882)	7,421	—
ProFund VP UltraSmall-Cap	247,398	4,800,935	—	56,101	219,707	—
ProFund VP Utilities	—	228,174	—	—	(73,624)	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(5,703)	—	—	1,374
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	(1,421,330)	—	—	151,555	—
ProFund VP U.S. Government Plus	(29,715)	1,953,162	—	15	58,181	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts as of June 30, 2019. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$6,892	$—	$—	$6,892
ProFund VP Basic Materials
Swap Agreements — Goldman Sachs International	3,181	—	—	3,181
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(13,928)	13,928	—	—
Swap Agreements — UBS AG	(4,317)	4,317	—	—
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(5,439)	—	5,439	—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	52,227	(52,227)	—	—
Swap Agreements — UBS AG	115,703	(115,703)	—	—
ProFund VP Consumer Goods
Swap Agreements — Goldman Sachs International	(1,412)	—	—	(1,412)
ProFund VP Consumer Services
Swap Agreements — Goldman Sachs International	132	—	—	132
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	74	—	—	74
Swap Agreements — UBS AG	662	—	—	662

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 335

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	$(295)	$295	$—	$—
Swap Agreements — UBS AG	(1,285)	1,285	—	—
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	812
(Depreciation)	(91)
Net Appreciation	721	—	—	721
Forward Currency Contracts — UBS AG
Appreciation	1,545
(Depreciation)	(215)
Net Appreciation	1,330	—	—	1,330
ProFund VP Financials
Swap Agreements — Goldman Sachs International	3,230	—	—	3,230
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	(6,421)	—	—	(6,421)
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	4,268	—	—	4,268
ProFund VP International
Swap Agreements — Goldman Sachs International	15,724	(15,724)	—	—
Swap Agreements — UBS AG	15,651	—	—	15,651
ProFund VP Internet
Swap Agreements — Goldman Sachs International	(1,147)	—	—	(1,147)
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	41,013	(41,013)	—	—
Swap Agreements — UBS AG	27,936	—	—	27,936
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	14,668	—	—	14,668
Swap Agreements — UBS AG	9,496	(9,496)	—	—
ProFund VP Oil & Gas
Swap Agreements — Goldman Sachs International	7,561	—	—	7,561
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	8,863	—	—	8,863
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(168,653)	168,653	—	—
Swap Agreements — UBS AG	(161,002)	161,002	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	(10,255)	—	—	(10,255)
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(51,245)	51,245	—	—
Swap Agreements — Societe’ Generale	(30,742)	30,742	—	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	6,753	—	—	6,753
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(21)	21	—	—
Swap Agreements — UBS AG	(13)	13	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	1,004	—	—	1,004
Swap Agreements — UBS AG	1,653	—	—	1,653
ProFund VP Short International
Swap Agreements — Goldman Sachs International	(1,145)	1,145	—	—
Swap Agreements — UBS AG	(2,538)	2,538	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(524)	524	—	—
Swap Agreements — UBS AG	(936)	936	—	—
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	(2,049)	2,049	—	—
Swap Agreements — UBS AG	(676)	676	—	—

336 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	$(1,330)	$1,330	$—	$—
Swap Agreements — UBS AG	(13,306)	13,306	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	31,629	(31,629)	—	—
Swap Agreements — UBS AG	23,405	—	—	23,405
ProFund VP Technology
Swap Agreements — Goldman Sachs International	(6,353)	—	6,353	—
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(1,733)	—	—	(1,733)
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	162,716	—	(50,000)	112,716
Swap Agreements — Societe’ Generale	88,600	—	—	88,600
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	211,796	(211,796)	—	—
Swap Agreements — UBS AG	231,776	(231,776)	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	106,248	(106,248)	—	—
Swap Agreements — UBS AG	254,716	(254,716)	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	118,178	(118,178)	—	—
Swap Agreements — UBS AG	166,594	—	(166,594)	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(55)	—	—	(55)
Swap Agreements — UBS AG	(358)	358	—	—
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	(655)	655	—	—
Swap Agreements — UBS AG	(409)	409	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	254,648	(254,648)	—	—
Swap Agreements — UBS AG	248,338	(248,338)	—	—
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(33,186)	—	—	(33,186)

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP’s assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP’s investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. Not all ProFunds VP may participate in securities lending at any given time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP’s total assets (including the value of the collateral received).

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 337

Securities lending involves exposure to certain risks, including “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP’s securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP’s securities lending transactions accounted for as secured borrowings, which are subject to offset as of June 30, 2019:

Fund	Value of Securities on Loan	Value of Collateral Received*	Net Amount
ProFund VP Asia 30	$1,056,894	$1,056,894	$—
ProFund VP Basic Materials	44,871	44,871	—
ProFund VP Biotechnology	144,429	144,429	—
ProFund VP Bull	262,104	262,104	—
ProFund VP Consumer Goods	290,601	290,601	—
ProFund VP Consumer Services	45,300	45,300	—
ProFund VP Financials	249,368	249,368	—
ProFund VP Health Care	100,548	100,548	—
ProFund VP Industrials	128,245	128,245	—
ProFund VP Large-Cap Growth	21,596	21,596	—
ProFund VP Large-Cap Value	86,094	86,094	—
ProFund VP Mid-Cap Growth	125,173	124,838	(335)
ProFund VP Mid-Cap Value	79,201	79,201	—
ProFund VP Nasdaq-100	227,035	227,035	—
ProFund VP Oil & Gas	69,665	69,665	—
ProFund VP Pharmaceuticals	97,169	97,169	—
ProFund VP Small-Cap	46,500	46,500	—
ProFund VP Small-Cap Growth	935,042	935,042	—
ProFund VP Small-Cap Value	549,565	549,565	—
ProFund VP Telecommunications	58,736	58,736	—
ProFund VP U.S. Government Plus	321,328	321,328	—
ProFund VP UltraBull	20,204	20,204	—
ProFund VP UltraMid-Cap	89,193	89,193	—
ProFund VP UltraNasdaq-100	227,035	227,035	—
ProFund VP UltraSmall-Cap	105,220	105,220	—
ProFund VP Utilities	2,164	2,164	—

Securities lending transactions as of June 30, 2019:

	Security Type		Remaining Contractual Maturity of the Agreements
Fund	Common Stocks	U.S. Treasury Bonds	Overnight and Continuous	Total Value of Securities on Loan	Value of Collateral Received*	Net Amount Due to/(from) Counterparty
ProFund VP Asia 30	$1,056,894	$—	$1,056,894	$1,056,894	$1,084,438	$27,544
ProFund VP Basic Materials	44,871	—	44,871	44,871	45,866	995
ProFund VP Biotechnology	144,429	—	144,429	144,429	147,951	3,522
ProFund VP Bull	262,104	—	262,104	262,104	267,507	5,403
ProFund VP Consumer Goods	290,601	—	290,601	290,601	296,353	5,752
ProFund VP Consumer Services	45,300	—	45,300	45,300	46,365	1,065
ProFund VP Financials	249,368	—	249,368	249,368	253,046	3,678
ProFund VP Health Care	100,548	—	100,548	100,548	101,829	1,281
ProFund VP Industrials	128,245	—	128,245	128,245	130,485	2,240

338 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

	Security Type		Remaining Contractual Maturity of the Agreements
Fund	Common Stocks	U.S. Treasury Bonds	Overnight and Continuous	Total Value of Securities on Loan	Value of Collateral Received*	Net Amount Due to/(from) Counterparty
ProFund VP Large-Cap Growth	$21,596	$—	$21,596	$21,596	$21,664	$68
ProFund VP Large-Cap Value	86,094	—	86,094	86,094	88,364	2,270
ProFund VP Mid-Cap Growth	125,173	—	125,173	125,173	124,838	(335)
ProFund VP Mid-Cap Value	79,201	—	79,201	79,201	79,629	428
ProFund VP Nasdaq-100	227,035	—	227,035	227,035	231,140	4,105
ProFund VP Oil & Gas	69,665	—	69,665	69,665	71,102	1,437
ProFund VP Pharmaceuticals	97,169	—	97,169	97,169	99,189	2,020
ProFund VP Small-Cap	46,500	—	46,500	46,500	65,164	18,664
ProFund VP Small-Cap Growth	935,042	—	935,042	935,042	1,037,216	102,174
ProFund VP Small-Cap Value	549,565	—	549,565	549,565	560,649	11,084
ProFund VP Telecommunications	58,736	—	58,736	58,736	59,847	1,111
ProFund VP U.S. Government Plus	—	321,328	321,328	321,328	325,125	3,797
ProFund VP UltraBull	20,204	—	20,204	20,204	20,646	442
ProFund VP UltraMid-Cap	89,193	—	89,193	89,193	89,228	35
ProFund VP UltraNasdaq-100	227,035	—	227,035	227,035	231,140	4,105
ProFund VP UltraSmall-Cap	105,220	—	105,220	105,220	163,815	58,595
ProFund VP Utilities	2,164	—	2,164	2,164	2,208	44

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 339

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Expense Reimbursement from a Third Party

During 2018, certain ProFunds VP received a reimbursement from a third party relating to expenses that were incurred in a prior year. The corresponding impacts to the respective ProFund VP’s Total Return and Ratios to Average Net Assets in the Financial Highlights are disclosed in a footnote to that ProFund VP’s Financial Highlights.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical assets

•      Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP that are listed or traded on a stock exchange or the Nasdaq National Market System (“Nasdaq/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of such a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

340 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2019, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$23,847,991	$—	$—	$—	$23,847,991	$—
Collateral for Securities Loaned	1,084,438	—	—	—	1,084,438	—
Total	$24,932,429	$—	$—	$—	$24,932,429	$—
ProFund VP Banks
Common Stocks	$4,756,637	$—	$—	$—	$4,756,637	$—
Repurchase Agreements	—	—	245,000	—	245,000	—
Swap Agreements	—	—	—	6,892	—	6,892
Total	$4,756,637	$—	$245,000	$6,892	$5,001,637	$6,892
ProFund VP Basic Materials
Common Stocks	$12,765,046	$—	$—	$—	$12,765,046	$—
Repurchase Agreements	—	—	272,000	—	272,000	—
Collateral for Securities Loaned	45,866	—	—	—	45,866	—
Swap Agreements	—	—	—	3,181	—	3,181
Total	$12,810,912	$—	$272,000	$3,181	$13,082,912	$3,181
ProFund VP Bear
Repurchase Agreements	$—	$—	$3,899,000	$—	$3,899,000	$—
Futures Contracts	—	(11,245)	—	—	—	(11,245)
Swap Agreements	—	—	—	(18,245)	—	(18,245)
Total	$—	$(11,245)	$3,899,000	$(18,245)	$3,899,000	$(29,490)
ProFund VP Biotechnology
Common Stocks	$43,888,430	$—	$—	$—	$43,888,430	$—
Repurchase Agreements	—	—	1,398,000	—	1,398,000	—
Collateral for Securities Loaned	147,951	—	—	—	147,951	—
Swap Agreements	—	—	—	(5,439)	—	(5,439)
Total	$44,036,381	$—	$1,398,000	$(5,439)	$45,434,381	$(5,439)
ProFund VP Bull
Common Stocks	$34,629,475	$—	$—	$—	$34,629,475	$—
Repurchase Agreements	—	—	34,649,000	—	34,649,000	—
Collateral for Securities Loaned	267,507	—	—	—	267,507	—
Futures Contracts	—	107,689	—	—	—	107,689
Swap Agreements	—	—	—	167,930	—	167,930
Total	$34,896,982	$107,689	$34,649,000	$167,930	$69,545,982	$275,619
ProFund VP Consumer Goods
Common Stocks	$10,395,628	$—	$—	$—	$10,395,628	$—
Repurchase Agreements	—	—	183,000	—	183,000	—
Collateral for Securities Loaned	296,353	—	—	—	296,353	—
Swap Agreements	—	—	—	(1,412)	—	(1,412)
Total	$10,691,981	$—	$183,000	$(1,412)	$10,874,981	$(1,412)
ProFund VP Consumer Services
Common Stocks	$29,969,684	$—	$—	$—	$29,969,684	$—
Repurchase Agreements	—	—	982,000	—	982,000	—
Collateral for Securities Loaned	46,365	—	—	—	46,365	—
Swap Agreements	—	—	—	132	—	132
Total	$30,016,049	$—	$982,000	$132	$30,998,049	$132

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 341

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$275,000	$—	$275,000	$—
Swap Agreements	—	—	—	736	—	736
Total	$—	$—	$275,000	$736	$275,000	$736
ProFund VP Emerging Markets
Common Stocks	$16,858,869	$—	$—	$—	$16,858,869	$—
Preferred Stocks	445,653	—	—	—	445,653	—
Repurchase Agreements	—	—	507,000	—	507,000	—
Swap Agreements	—	—	—	(1,580)	—	(1,580)
Total	$17,304,522	$—	$507,000	$(1,580)	$17,811,522	$(1,580)
ProFund VP Europe 30
Common Stocks	$22,256,014	$—	$—	$—	$22,256,014	$—
Total	$22,256,014	$—	$—	$—	$22,256,014	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$633,000	$—	$633,000	$—
Forward Currency Contracts	—	—	—	2,051	—	2,051
Total	$—	$—	$633,000	$2,051	$633,000	$2,051
ProFund VP Financials
Common Stocks	$34,365,528	$—	$—	$—	$34,365,528	$—
Repurchase Agreements	—	—	422,000	—	422,000	—
Collateral for Securities Loaned	253,046	—	—	—	253,046	—
Swap Agreements	—	—	—	3,230	—	3,230
Total	$34,618,574	$—	$422,000	$3,230	$35,040,574	$3,230
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$39,841,470	$—	$39,841,470	$—
Repurchase Agreements	—	—	45,666,000	—	45,666,000	—
Total	$—	$—	$85,507,470	$—	$85,507,470	$—
ProFund VP Health Care
Common Stocks	$47,855,841	$—	$—	$—	$47,855,841	$—
Repurchase Agreements	—	—	1,853,000	—	1,853,000	—
Collateral for Securities Loaned	101,829	—	—	—	101,829	—
Swap Agreements	—	—	—	(6,421)	—	(6,421)
Total	$47,957,670	$—	$1,853,000	$(6,421)	$49,810,670	$(6,421)
ProFund VP Industrials
Common Stocks	$15,726,687	$—	$—	$—	$15,726,687	$—
Repurchase Agreements	—	—	737,000	—	737,000	—
Collateral for Securities Loaned	130,485	—	—	—	130,485	—
Swap Agreements	—	—	—	4,268	—	4,268
Total	$15,857,172	$—	$737,000	$4,268	$16,594,172	$4,268
ProFund VP International
Repurchase Agreements	$—	$—	$6,299,000	$—	$6,299,000	$—
Swap Agreements	—	—	—	31,375	—	31,375
Total	$—	$—	$6,299,000	$31,375	$6,299,000	$31,375
ProFund VP Internet
Common Stocks	$19,634,515	$—	$—	$—	$19,634,515	$—
Repurchase Agreements	—	—	329,000	—	329,000	—
Swap Agreements	—	—	—	(1,147)	—	(1,147)
Total	$19,634,515	$—	$329,000	$(1,147)	$19,963,515	$(1,147)
ProFund VP Japan
Repurchase Agreements	$—	$—	$7,267,000	$—	$7,267,000	$—
Futures Contracts	—	71,043	—	—	—	71,043
Total	$—	$71,043	$7,267,000	$—	$7,267,000	$71,043

342 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Large-Cap Growth
Common Stocks	$27,192,467	$—	$—	$—	$27,192,467	$—
Repurchase Agreements	—	—	195,000	—	195,000	—
Collateral for Securities Loaned	21,664	—	—	—	21,664	—
Total	$27,214,131	$—	$195,000	$—	$27,409,131	$—
ProFund VP Large-Cap Value
Common Stocks	$17,279,505	$—	$—	$—	$17,279,505	$—
Repurchase Agreements	—	—	28,000	—	28,000	—
Collateral for Securities Loaned	88,364	—	—	—	88,364	—
Total	$17,367,869	$—	$28,000	$—	$17,395,869	$—
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$7,933,000	$—	$7,933,000	$—
Futures Contracts	—	58,176	—	—	—	58,176
Swap Agreements	—	—	—	68,949	—	68,949
Total	$—	$58,176	$7,933,000	$68,949	$7,933,000	$127,125
ProFund VP Mid-Cap Growth
Common Stocks	$20,309,933	$—	$—	$—	$20,309,933	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Collateral for Securities Loaned	124,838	—	—	—	124,838	—
Total	$20,434,771	$—	$39,000	$—	$20,473,771	$—
ProFund VP Mid-Cap Value
Common Stocks	$14,396,635	$—	$—	$—	$14,396,635	$—
Repurchase Agreements	—	—	53,000	—	53,000	—
Collateral for Securities Loaned	79,629	—	—	—	79,629	—
Total	$14,476,264	$—	$53,000	$—	$14,529,264	$—
ProFund VP Nasdaq-100
Common Stocks	$54,400,871	$—	$—	$—	$54,400,871	$—
Repurchase Agreements	—	—	28,855,000	—	28,855,000	—
Collateral for Securities Loaned	231,140	—	—	—	231,140	—
Futures Contracts	—	391,771	—	—	—	391,771
Swap Agreements	—	—	—	24,164	—	24,164
Total	$54,632,011	$391,771	$28,855,000	$24,164	$83,487,011	$415,935
ProFund VP Oil & Gas
Common Stocks	$25,756,622	$—	$—	$—	$25,756,622	$—
Repurchase Agreements	—	—	673,000	—	673,000	—
Collateral for Securities Loaned	71,102	—	—	—	71,102	—
Swap Agreements	—	—	—	7,561	—	7,561
Total	$25,827,724	$—	$673,000	$7,561	$26,500,724	$7,561
ProFund VP Pharmaceuticals
Common Stocks	$12,774,126	$—	$—	$—	$12,774,126	$—
Repurchase Agreements	—	—	382,000	—	382,000	—
Collateral for Securities Loaned	99,189	—	—	—	99,189	—
Swap Agreements	—	—	—	8,863	—	8,863
Total	$12,873,315	$—	$382,000	$8,863	$13,255,315	$8,863
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$23,920,000	$—	$23,920,000	$—
Swap Agreements	—	—	—	(329,655)	—	(329,655)
Total	$—	$—	$23,920,000	$(329,655)	$23,920,000	$(329,655)
ProFund VP Real Estate
Common Stocks	$18,021,534	$—	$—	$—	$18,021,534	$—
Repurchase Agreements	—	—	638,000	—	638,000	—
Swap Agreements	—	—	—	(10,255)	—	(10,255)
Total	$18,021,534	$—	$638,000	$(10,255)	$18,659,534	$(10,255)

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 343

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$6,226,000	$—	$6,226,000	$—
Swap Agreements	—	—	—	(81,987)	—	(81,987)
Total	$—	$—	$6,226,000	$(81,987)	$6,226,000	$(81,987)
ProFund VP Semiconductor
Common Stocks	$5,435,916	$—	$—	$—	$5,435,916	$—
Repurchase Agreements	—	—	95,000	—	95,000	—
Swap Agreements	—	—	—	6,753	—	6,753
Total	$5,435,916	$—	$95,000	$6,753	$5,530,916	$6,753
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$12,000	$—	$12,000	$—
Swap Agreements	—	—	—	(34)	—	(34)
Total	$—	$—	$12,000	$(34)	$12,000	$(34)
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$999,000	$—	$999,000	$—
Swap Agreements	—	—	—	2,657	—	2,657
Total	$—	$—	$999,000	$2,657	$999,000	$2,657
ProFund VP Short International
Repurchase Agreements	$—	$—	$736,000	$—	$736,000	$—
Swap Agreements	—	—	—	(3,683)	—	(3,683)
Total	$—	$—	$736,000	$(3,683)	$736,000	$(3,683)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$120,000	$—	$120,000	$—
Swap Agreements	—	—	—	(1,460)	—	(1,460)
Total	$—	$—	$120,000	$(1,460)	$120,000	$(1,460)
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$1,997,000	$—	$1,997,000	$—
Futures Contracts	—	(11,647)	—	—	—	(11,647)
Swap Agreements	—	—	—	(2,725)	—	(2,725)
Total	$—	$(11,647)	$1,997,000	$(2,725)	$1,997,000	$(14,372)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,434,000	$—	$1,434,000	$—
Futures Contracts	—	(8,518)	—	—	—	(8,518)
Swap Agreements	—	—	—	(14,636)	—	(14,636)
Total	$—	$(8,518)	$1,434,000	$(14,636)	$1,434,000	$(23,154)
ProFund VP Small-Cap
Common Stocks	$5,127,955	$—	$—	$—	$5,127,955	$—
Contingent Right	—	—	52	—	52	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	5,272,000	—	5,272,000	—
Collateral for Securities Loaned	65,164	—	—	—	65,164	—
Futures Contracts	—	29,723	—	—	—	29,723
Swap Agreements	—	—	—	55,034	—	55,034
Total	$5,193,119	$29,723	$5,272,052	$55,034	$10,465,171	$84,757
ProFund VP Small-Cap Growth
Common Stocks	$20,163,142	$—	$—	$—	$20,163,142	$—
Repurchase Agreements	—	—	28,000	—	28,000	—
Collateral for Securities Loaned	1,037,216	—	—	—	1,037,216	—
Total	$21,200,358	$—	$28,000	$—	$21,228,358	$—

344 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap Value
Common Stocks	$17,123,277	$—	$—	$—	$17,123,277	$—
Contingent Right	—	—	1,167	—	1,167	—
Collateral for Securities Loaned	560,649	—	—	—	560,649	—
Total	$17,683,926	$—	$1,167	$—	$17,685,093	$—
ProFund VP Technology
Common Stocks	$29,554,212	$—	$—	$—	$29,554,212	$—
Repurchase Agreements	—	—	955,000	—	955,000	—
Swap Agreements	—	—	—	(6,353)	—	(6,353)
Total	$29,554,212	$—	$955,000	$(6,353)	$30,509,212	$(6,353)
ProFund VP Telecommunications
Common Stocks	$6,280,163	$—	$—	$—	$6,280,163	$—
Repurchase Agreements	—	—	183,000	—	183,000	—
Collateral for Securities Loaned	59,847	—	—	—	59,847	—
Swap Agreements	—	—	—	(1,733)	—	(1,733)
Total	$6,340,010	$—	$183,000	$(1,733)	$6,523,010	$(1,733)
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$6,683,625	$—	$6,683,625	$—
Repurchase Agreements	—	—	14,186,000	—	14,186,000	—
Collateral for Securities Loaned	325,125	—	—	—	325,125	—
Swap Agreements	—	—	—	251,316	—	251,316
Total	$325,125	$—	$20,869,625	$251,316	$21,194,750	$251,316
ProFund VP UltraBull
Common Stocks	$54,576,432	$—	$—	$—	$54,576,432	$—
Repurchase Agreements	—	—	15,587,000	—	15,587,000	—
Collateral for Securities Loaned	20,646	—	—	—	20,646	—
Futures Contracts	—	116,420	—	—	—	116,420
Swap Agreements	—	—	—	443,572	—	443,572
Total	$54,597,078	$116,420	$15,587,000	$443,572	$70,184,078	$559,992
ProFund VP UltraMid-Cap
Common Stocks	$21,821,102	$—	$—	$—	$21,821,102	$—
Repurchase Agreements	—	—	7,568,000	—	7,568,000	—
Collateral for Securities Loaned	89,228	—	—	—	89,228	—
Futures Contracts	—	186,522	—	—	—	186,522
Swap Agreements	—	—	—	360,964	—	360,964
Total	$21,910,330	$186,522	$7,568,000	$360,964	$29,478,330	$547,486
ProFund VP UltraNasdaq-100
Common Stocks	$84,723,974	$—	$—	$—	$84,723,974	$—
Repurchase Agreements	—	—	53,279,000	—	53,279,000	—
Collateral for Securities Loaned	231,140	—	—	—	231,140	—
Futures Contracts	—	359,837	—	—	—	359,837
Swap Agreements	—	—	—	284,772	—	284,772
Total	$84,955,114	$359,837	$53,279,000	$284,772	$138,234,114	$644,609
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$77,000	$—	$77,000	$—
Swap Agreements	—	—	—	(413)	—	(413)
Total	$—	$—	$77,000	$(413)	$77,000	$(413)
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$523,000	$—	$523,000	$—
Futures Contracts	—	(3,882)	—	—	—	(3,882)
Swap Agreements	—	—	—	(1,064)	—	(1,064)
Total	$—	$(3,882)	$523,000	$(1,064)	$523,000	$(4,946)

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 345

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraSmall-Cap
Common Stocks	$13,425,240	$—	$—	$—	$13,425,240	$—
Contingent Right	—	—	77	—	77	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	14,212,000	—	14,212,000	—
Collateral for Securities Loaned	163,815	—	—	—	163,815	—
Futures Contracts	—	56,194	—	—	—	56,194
Swap Agreements	—	—	—	502,986	—	502,986
Total	$13,589,055	$56,194	$14,212,077	$502,986	$27,801,132	$559,180
ProFund VP Utilities
Common Stocks	$38,860,876	$—	$—	$—	$38,860,876	$—
Repurchase Agreements	—	—	1,618,000	—	1,618,000	—
Collateral for Securities Loaned	2,208	—	—	—	2,208	—
Swap Agreements	—	—	—	(33,186)	—	(33,186)
Total	$38,863,084	$—	$1,618,000	$(33,186)	$40,481,084	$(33,186)

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts, and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*                 Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2019, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”) acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2019 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $210,482 for the period ended June 30, 2019. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net

346 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2019, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $62,924 for the period ended June 30, 2019. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regularly quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the period ended June 30, 2019, actual Trustee compensation was $346,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2020.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2019, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/20	Expires 4/30/21	Expires 4/30/22	Expires 4/30/23	Total
ProFund VP Asia 30	$—	$—	$—	$1,104	$1,104
ProFund VP Banks	—	—	4,733	93	4,826
ProFund VP Basic Materials	—	—	—	45	45
ProFund VP Bear	—	—	—	164	164
ProFund VP Consumer Goods	—	—	8,850	415	9,265
ProFund VP Consumer Services	—	—	—	80	80
ProFund VP Emerging Markets	4,401	—	—	1,964	6,365
ProFund VP Europe 30	—	—	—	5,721	5,721
ProFund VP Falling U.S. Dollar	22,900	12,218	19,462	4,514	59,094
ProFund VP Health Care	—	—	9,809	1,390	11,199
ProFund VP Industrials	—	—	4,776	70	4,846
ProFund VP Large-Cap Growth	—	—	9,112	1,329	10,441
ProFund VP Large-Cap Value	1,471	—	5,713	1,708	8,892
ProFund VP Mid-Cap Growth	2,261	266	12,517	1,305	16,349
ProFund VP Mid-Cap Value	—	7,624	4,250	1,763	13,637
ProFund VP Nasdaq-100	—	—	—	442	442
ProFund VP Pharmaceuticals	—	—	—	52	52
ProFund VP Precious Metals	2,783	—	—	58	2,841
ProFund VP Real Estate	—	—	2,890	714	3,604
ProFund VP Short Dow 30	43	122	—	—	165
ProFund VP Short International	—	—	—	2	2
ProFund VP Short Nasdaq-100	—	—	—	69	69
ProFund VP Short Small-Cap	1,057	—	—	5	1,062
ProFund VP Small-Cap Growth	—	—	4,569	1,575	6,144
ProFund VP Small-Cap Value	22,994	—	—	244	23,238
ProFund VP Telecommunications	—	—	—	26	26
ProFund VP U.S. Government Plus	8,861	—	—	215	9,076
ProFund VP UltraMid-Cap	—	—	2,156	1,829	3,985
ProFund VP UltraNasdaq-100	—	—	14,643	11,639	26,282
ProFund VP UltraShort Nasdaq-100	—	—	—	87	87
ProFund VP UltraSmall-Cap	—	—	—	1,102	1,102
ProFund VP Utilities	13,908	—	—	132	14,040

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2020 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 347

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2019, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

Expires 4/30/20
ProFund VP Government Money Market	$1,375,152

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is executed at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2019, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Bull	$—	$1,752,474	$1,084,110
ProFund VP Large-Cap Growth	855,354	832,979	(223)
ProFund VP Large-Cap Value	499,791	1,824,145	(53,288)
ProFund VP Mid-Cap Growth	517,888	1,435,753	(44,113)
ProFund VP Mid-Cap Value	4,081,068	113,190	(3,270)
ProFund VP Small-Cap Growth	278,320	91,035	(3,986)
ProFund VP Small-Cap Value	369,643	342,402	(31,365)
ProFund VP UltraBull	1,752,474	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2019 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$11,239,457	$10,204,775
ProFund VP Banks	7,209,772	8,370,021
ProFund VP Basic Materials	3,012,237	3,706,156
ProFund VP Biotechnology	17,071,438	24,263,425
ProFund VP Bull	489,692	9,511,502
ProFund VP Consumer Goods	2,299,826	2,002,287
ProFund VP Consumer Services	7,499,841	7,376,776
ProFund VP Emerging Markets	10,927,191	9,679,679
ProFund VP Europe 30	6,978,777	5,566,521
ProFund VP Financials	5,654,969	6,191,625
ProFund VP Health Care	8,032,294	14,708,668
ProFund VP Industrials	7,424,712	5,333,519
ProFund VP Internet	10,699,375	12,868,975
ProFund VP Large-Cap Growth	12,201,640	14,060,569
ProFund VP Large-Cap Value	5,769,676	6,178,631
ProFund VP Mid-Cap Growth	17,709,403	14,847,978
ProFund VP Mid-Cap Value	19,916,692	18,288,002
ProFund VP Nasdaq-100	477,990	930,557
ProFund VP Oil & Gas	2,638,900	4,942,460
ProFund VP Pharmaceuticals	7,569,143	9,382,737
ProFund VP Real Estate	12,353,470	6,414,284
ProFund VP Semiconductor	15,196,842	14,795,851
ProFund VP Small-Cap	1,084,943	1,228,369
ProFund VP Small-Cap Growth	9,201,269	10,323,689
ProFund VP Small-Cap Value	6,897,466	8,041,845
ProFund VP Technology	5,783,820	7,812,501
ProFund VP Telecommunications	8,011,124	7,513,033
ProFund VP UltraBull	94,692,343	47,586,831
ProFund VP UltraMid-Cap	19,654,555	7,661,776

348 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

	Purchases	Sales
ProFund VP UltraNasdaq-100	$30,490,305	$930,557
ProFund VP UltraSmall-Cap	8,337,973	3,069,856
ProFund VP Utilities	38,891,148	43,651,337

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2019 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$12,279,395	$12,256,625

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A “single day” is measured from the time a ProFund VP calculates its net asset value (“NAV”) to the time of the ProFund VP’s next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 349 that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the Fund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the Fund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

350 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the Fund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the tax years ended, as noted below, were as follows:

	Year Ended December 31, 2018				Year Ended December 31, 2017
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Asia 30	$129,308	$—	$—	$129,308	$—	$1,099,295	$—	$1,099,295
ProFund VP Banks	45,033	—	—	45,033	29,961	—	—	29,961
ProFund VP Basic Materials	67,046	—	—	67,046	103,682	—	—	103,682
ProFund VP Bull	4,355,560	2,967,059	—	7,322,619	641,927	1,587,849	—	2,229,776
ProFund VP Consumer Goods	161,182	1,953,694	—	2,114,876	179,485	209,288	—	388,773
ProFund VP Consumer Services	—	1,368,209	—	1,368,209	—	—	—	—
ProFund VP Dow 30	175,647	—	—	175,647	90,714	13,821	—	104,535
ProFund VP Emerging Markets	60,833	—	—	60,833	17,623	—	—	17,623
ProFund VP Europe 30	694,945	—	—	694,945	625,699	—	—	625,699
ProFund VP Falling U.S. Dollar	17,779	38,602	—	56,381	—	—	—	—
ProFund VP Financials	157,288	—	—	157,288	166,272	—	—	166,272
ProFund VP Government Money Market	747,003	—	—	747,003	38,688	—	—	38,688
ProFund VP Health Care	78,636	2,906,954	—	2,985,590	—	3,659,790	—	3,659,790
ProFund VP Industrials	21,880	—	—	21,880	54,047	—	—	54,047
ProFund VP International	1,305,170	—	—	1,305,170	—	—	—	—
ProFund VP Internet	9,602	1,158,396	—	1,167,998	—	—	—	—
ProFund VP Large-Cap Growth	509,020	928,978	—	1,437,998	2,261	1,215,645	—	1,217,906
ProFund VP Large-Cap Value	160,481	—	—	160,481	191,199	—	—	191,199

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 351

	Year Ended December 31, 2018				Year Ended December 31, 2017
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Mid-Cap	$2,406,149	$472,015	$—	$2,878,164	$3,354,991	$405,829	$—	$3,760,820
ProFund VP Mid-Cap Growth	41,380	2,359,638	—	2,401,018	—	2,003,816	—	2,003,816
ProFund VP Mid-Cap Value	763,339	1,329,521	—	2,092,860	487,397	588,026	—	1,075,423
ProFund VP Nasdaq-100	4,899,518	2,121,775	—	7,021,293	—	282,363	—	282,363
ProFund VP Oil & Gas	641,763	—	—	641,763	509,954	—	—	509,954
ProFund VP Pharmaceuticals	168,708	369,772	—	538,480	184,347	82,163	—	266,510
ProFund VP Real Estate	221,681	1,139,462	—	1,361,143	123,359	697,350	—	820,709
ProFund VP Semiconductor	671,774	41,909	—	713,683	20,339	—	—	20,339
ProFund VP Short Mid-Cap	14,712	—	—	14,712	4,598	—	—	4,598
ProFund VP Small-Cap	628,387	326,801	—	955,188	1,185,128	305,985	—	1,491,113
ProFund VP Small-Cap Growth	—	2,167,456	—	2,167,456	65,436	2,053,033	—	2,118,469
ProFund VP Small-Cap Value	231,934	1,748,835	—	1,980,769	4,544	212,516	—	217,060
ProFund VP Technology	471,706	355,107	—	826,813	15,522	—	—	15,522
ProFund VP Telecommunications	376,240	—	—	376,240	1,001,707	—	—	1,001,707
ProFund VP U.S. Government Plus	165,159	—	—	165,159	107,171	—	—	107,171
ProFund VP UltraBull	10,650,856	427,143	—	11,077,999	4,089,291	127,964	—	4,217,255
ProFund VP UltraMid-Cap	4,615,273	1,114,122	—	5,729,395	1,540,940	348,037	—	1,888,977
ProFund VP UltraNasdaq-100	33,034,761	2,441,110	—	35,475,871	2,145,689	410,881	—	2,556,570
ProFund VP UltraSmall-Cap	4,941,888	2,208,740	—	7,150,628	1,621,951	625,163	—	2,247,114
ProFund VP Utilities	660,338	995,404	—	1,655,742	1,110,076	1,104,901	—	2,214,977

As of the latest tax year ended December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Asia 30	$54,138	$—	$—	$(441,838)	$7,461,866	$7,074,166
ProFund VP Banks	67,297	—	—	(2,908,958)	149,604	(2,692,057)
ProFund VP Basic Materials	39,914	348,798	—	—	3,274,901	3,663,613
ProFund VP Bear	3,463	—	—	(19,066,163)	(23,229)	(19,085,929)
ProFund VP Biotechnology	107,520	108,138	—	—	21,052,963	21,268,621
ProFund VP Bull	166,189	1,043,789	—	—	22,306,984	23,516,962
ProFund VP Consumer Goods	159,669	1,689,045	—	—	5,019,267	6,867,981
ProFund VP Consumer Services	—	1,296,563	—	—	14,522,646	15,819,209
ProFund VP Dow 30	837	—	—	(1,639,051)	1,963	(1,636,251)
ProFund VP Emerging Markets	84,945	—	—	(6,209,502)	3,393,980	(2,730,577)
ProFund VP Europe 30	507,890	—	—	(1,307,812)	(451,143)	(1,251,065)
ProFund VP Falling U.S. Dollar	214	—	—	(278,045)	—	(277,831)
ProFund VP Financials	194,790	1,655,096	—	—	9,803,378	11,653,264
ProFund VP Government Money Market	—	—	—	(78,556)	—	(78,556)
ProFund VP Health Care	—	5,775,400	—	—	27,663,735	33,439,135
ProFund VP Industrials	—	2,481,816	—	—	5,691,624	8,173,440
ProFund VP International	16,547	—	—	(2,903,971)	39,938	(2,847,486)
ProFund VP Internet	—	490,370	—	—	8,114,869	8,605,239
ProFund VP Japan	9,941	—	—	(1,694,644)	—	(1,684,703)
ProFund VP Large-Cap Growth	—	6,298,362	—	—	9,203,119	15,501,481
ProFund VP Large-Cap Value	152,497	1,535,256	—	—	510,106	2,197,859
ProFund VP Mid-Cap	15,907	—	—	(1,314,401)	47,787	(1,250,707)
ProFund VP Mid-Cap Growth	—	1,641,887	—	—	2,549,987	4,191,874
ProFund VP Mid-Cap Value	33,613	418,869	—	—	(312,720)	139,762
ProFund VP Nasdaq-100	—	709,175	—	—	29,185,394	29,894,569
ProFund VP Oil & Gas	393,412	818,302	—	—	7,286,173	8,497,887
ProFund VP Pharmaceuticals	105,596	1,538,931	—	—	645,263	2,289,790
ProFund VP Precious Metals	8,874	—	—	(69,727,945)	(32,689)	(69,751,760)
ProFund VP Real Estate	133,734	762,239	—	—	3,146,242	4,042,215
ProFund VP Rising Rates Opportunity	336,505	—	—	(24,825,696)	(233,542)	(24,722,733)
ProFund VP Semiconductor	21,450	624,938	—	—	2,015,278	2,661,666
ProFund VP Short Dow 30	5	—	—	(51,796)	(116)	(51,907)
ProFund VP Short Emerging Markets	96,628	—	—	(1,661,365)	(4,613)	(1,569,350)

352 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Short International	$22,231	$—	$—	$(1,701,393)	$(17,550)	$(1,696,712)
ProFund VP Short Mid-Cap	411	—	—	(2,392,973)	(6,682)	(2,399,244)
ProFund VP Short Nasdaq-100	2,407	—	—	(11,635,320)	(27,578)	(11,660,491)
ProFund VP Short Small-Cap	165,393	13,490	—	(4,879,524)	(35,626)	(4,736,267)
ProFund VP Small-Cap	—	—	—	(966,786)	579,557	(387,229)
ProFund VP Small-Cap Growth	—	2,317,421	—	—	3,857,702	6,175,123
ProFund VP Small-Cap Value	—	—	—	—	(1,189,722)	(1,189,722)
ProFund VP Technology	—	686,296	—	—	16,162,155	16,848,451
ProFund VP Telecommunications	199,866	—	—	(981,168)	(108,485)	(889,787)
ProFund VP U.S. Government Plus	—	—	—	(1,982,047)	551,007	(1,431,040)
ProFund VP UltraBull	113,178	—	—	(9,362,392)	2,971,520	(6,277,694)
ProFund VP UltraMid-Cap	—	—	—	(2,951,448)	2,267,771	(683,677)
ProFund VP UltraNasdaq-100	—	—	—	(9,478,534)	29,607,967	20,129,433
ProFund VP UltraShort Dow 30	546	—	—	(946,317)	(78)	(945,849)
ProFund VP UltraShort Nasdaq-100	2,753	—	—	(6,054,533)	(8,485)	(6,060,265)
ProFund VP UltraSmall-Cap	—	—	—	(5,062,295)	1,152,926	(3,909,369)
ProFund VP Utilities	597,746	2,238,512	—	—	16,285,085	19,121,343

As of the latest tax year ended December 31, 2018, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below.

Fund	No Expiration Date
ProFund VP Asia 30	$441,838
ProFund VP Banks	2,908,958
ProFund VP Bear	19,066,163	*
ProFund VP Dow 30	1,639,051	*
ProFund VP Emerging Markets	6,209,502	*
ProFund VP Europe 30	1,307,812
ProFund VP Falling U.S. Dollar	278,045	*
ProFund VP Government Money Market	78,556
ProFund VP International	2,903,971	*
ProFund VP Japan	1,694,644	*
ProFund VP Mid-Cap	1,314,401	*
ProFund VP Precious Metals	69,727,945
ProFund VP Rising Rates Opportunity	24,825,696	*
ProFund VP Short Dow 30	51,796	*
ProFund VP Short Emerging Markets	1,661,365	*
ProFund VP Short International	1,701,393	*
ProFund VP Short Mid-Cap	2,392,973	*
ProFund VP Short Nasdaq-100	11,635,320	*
ProFund VP Short Small-Cap	4,879,524	*
ProFund VP Small-Cap	966,786
ProFund VP Telecommunications	981,168
ProFund VP U.S. Government Plus	1,982,047
ProFund VP UltraBull	9,362,392	*
ProFund VP UltraMid-Cap	2,951,448
ProFund VP UltraNasdaq-100	9,478,534
ProFund VP UltraShort Dow 30	946,317	*
ProFund VP UltraShort Nasdaq-100	6,054,533	*
ProFund VP UltraSmall-Cap	5,062,295

*                 All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

June 30, 2019 (unaudited) :: Notes to Financial Statements :: 353

As of June 30, 2019, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Asia 30	$14,346,449	$12,063,131	$(1,477,151)	$10,585,980
ProFund VP Banks	4,127,953	3,546,372	(2,665,796)	880,576
ProFund VP Basic Materials	8,865,190	6,554,885	(2,333,982)	4,220,903
ProFund VP Bear	3,899,000	—	(29,490)	(29,490)
ProFund VP Biotechnology	23,410,129	28,112,145	(6,093,332)	22,018,813
ProFund VP Bull	47,463,257	26,394,118	(4,035,774)	22,358,344
ProFund VP Consumer Goods	4,649,330	7,182,094	(957,855)	6,224,239
ProFund VP Consumer Services	12,217,988	20,051,192	(1,270,999)	18,780,193
ProFund VP Dow 30	275,000	736	—	736
ProFund VP Emerging Markets	12,725,779	6,626,163	(1,542,000)	5,084,163
ProFund VP Europe 30	20,202,958	7,252,654	(5,199,598)	2,053,056
ProFund VP Falling U.S. Dollar	633,000	2,051	—	2,051
ProFund VP Financials	21,390,417	22,597,830	(8,944,443)	13,653,387
ProFund VP Government Money Market	85,507,470	—	—	—
ProFund VP Health Care	21,259,624	32,622,702	(4,078,077)	28,544,625
ProFund VP Industrials	8,311,457	9,645,557	(1,358,574)	8,286,983
ProFund VP International	6,299,000	31,375	—	31,375
ProFund VP Internet	8,709,919	12,817,490	(1,565,041)	11,252,449
ProFund VP Japan	7,267,000	71,043	—	71,043
ProFund VP Large-Cap Growth	14,179,514	14,376,242	(1,146,625)	13,229,617
ProFund VP Large-Cap Value	14,643,490	5,512,824	(2,760,445)	2,752,379
ProFund VP Mid-Cap	7,933,000	127,125	—	127,125
ProFund VP Mid-Cap Growth	15,753,058	6,067,692	(1,346,979)	4,720,713
ProFund VP Mid-Cap Value	12,939,079	3,623,506	(2,033,321)	1,590,185
ProFund VP Nasdaq-100	45,383,323	40,971,591	(2,451,968)	38,519,623
ProFund VP Oil & Gas	16,894,173	15,372,971	(5,758,859)	9,614,112
ProFund VP Pharmaceuticals	11,701,829	3,982,387	(2,420,038)	1,562,349
ProFund VP Precious Metals	23,920,000	—	(329,655)	(329,655)
ProFund VP Real Estate	13,634,620	6,697,273	(1,682,614)	5,014,659
ProFund VP Rising Rates Opportunity	6,226,000	—	(81,987)	(81,987)
ProFund VP Semiconductor	2,986,801	3,262,729	(711,861)	2,550,868
ProFund VP Short Dow 30	12,000	—	(34)	(34)
ProFund VP Short Emerging Markets	999,000	2,657	—	2,657
ProFund VP Short International	736,000	—	(3,683)	(3,683)
ProFund VP Short Mid-Cap	120,000	—	(1,460)	(1,460)
ProFund VP Short Nasdaq-100	1,997,000	—	(14,372)	(14,372)
ProFund VP Short Small-Cap	1,434,000	—	(23,154)	(23,154)
ProFund VP Small-Cap	9,210,711	1,659,720	(320,503)	1,339,217
ProFund VP Small-Cap Growth	16,247,129	6,399,010	(1,417,781)	4,981,229
ProFund VP Small-Cap Value	16,742,817	4,395,183	(3,452,907)	942,276
ProFund VP Technology	10,093,480	22,381,802	(1,972,423)	20,409,379
ProFund VP Telecommunications	5,946,685	1,280,909	(706,317)	574,592
ProFund VP U.S. Government Plus	20,790,991	655,075	—	655,075
ProFund VP UltraBull	65,679,999	5,809,497	(745,426)	5,064,071
ProFund VP UltraMid-Cap	26,105,229	5,470,460	(1,549,873)	3,920,587
ProFund VP UltraNasdaq-100	100,137,109	40,888,134	(2,146,520)	38,741,614
ProFund VP UltraShort Dow 30	77,000	—	(413)	(413)
ProFund VP UltraShort Nasdaq-100	523,000	—	(4,946)	(4,946)
ProFund VP UltraSmall-Cap	25,534,984	3,443,877	(618,549)	2,825,328
ProFund VP Utilities	25,936,406	16,608,944	(2,097,452)	14,511,492

8. Reverse Share Splits

Effective December 11, 2017, the ProFund VP Short Emerging Markets underwent a 1-for-5 reverse share split, and the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-8 reverse share split.

Effective December 5, 2016, the ProFund VP Japan and ProFund VP Telecommunications underwent a 4-for-1 reverse share split, the ProFund VP Bear underwent a 5-for-1 reverse share split, the ProFund VP Short Mid-Cap underwent a 8-for-1 reverse share split, and the ProFund VP Rising Rates Opportunity underwent a 10-for-1 reverse share split.

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short Nasdaq-100 underwent a 1-for-5 reverse share

354 :: Notes to Financial Statements :: June 30, 2019 (unaudited)

split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort Nasdaq-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits.

9. Shareholder Concentration

The Advisor was deemed a significant shareholder of each ProFund VP Dow 30 and ProFund VP Short Dow 30. As of June 30, 2019, the Advisor’s ownership of total shares outstanding of each ProFund VP was 34% and 58% respectively.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP’ financial statements.

Expense Examples

356 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of invest in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2019.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2019.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1)	Ending Account Value 6/30/19	Expenses Paid During Period(1)
ProFund VP Asia 30	1.68%	$1,000.00	$1,157.30	$8.99	$1,016.46	$8.40
ProFund VP Banks	1.68%	1,000.00	1,161.40	9.00	1,016.46	8.40
ProFund VP Basic Materials	1.68%	1,000.00	1,134.70	8.89	1,016.46	8.40
ProFund VP Bear	1.73%	1,000.00	850.90	7.94	1,016.22	8.65
ProFund VP Biotechnology	1.63%	1,000.00	1,052.60	8.30	1,016.71	8.15
ProFund VP Bull	1.75%	1,000.00	1,173.60	9.43	1,016.12	8.75
ProFund VP Consumer Goods	1.68%	1,000.00	1,147.10	8.94	1,016.46	8.40
ProFund VP Consumer Services	1.73%	1,000.00	1,200.60	9.44	1,016.22	8.65
ProFund VP Dow 30	1.53%	1,000.00	1,140.00	8.12	1,017.21	7.65
ProFund VP Emerging Markets	1.68%	1,000.00	1,100.70	8.75	1,016.46	8.40
ProFund VP Europe 30	1.68%	1,000.00	1,139.20	8.91	1,016.46	8.40
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	990.00	8.29	1,016.46	8.40
ProFund VP Financials	1.75%	1,000.00	1,184.30	9.48	1,016.12	8.75
ProFund VP Government Money Market	1.35%	1,000.00	1,005.00	6.71	1,018.10	6.76
ProFund VP Health Care	1.68%	1,000.00	1,079.40	8.66	1,016.46	8.40
ProFund VP Industrials	1.68%	1,000.00	1,232.90	9.30	1,016.46	8.40
ProFund VP International	1.62%	1,000.00	1,128.30	8.55	1,016.76	8.10
ProFund VP Internet	1.69%	1,000.00	1,225.70	9.33	1,016.41	8.45
ProFund VP Japan	1.80%	1,000.00	1,082.50	9.29	1,015.87	9.00
ProFund VP Large-Cap Growth	1.68%	1,000.00	1,192.10	9.13	1,016.46	8.40
ProFund VP Large-Cap Value	1.68%	1,000.00	1,157.80	8.99	1,016.46	8.40
ProFund VP Mid-Cap	1.65%	1,000.00	1,168.30	8.87	1,016.61	8.25
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,181.00	9.08	1,016.46	8.40
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,159.10	8.99	1,016.46	8.40
ProFund VP Nasdaq-100	1.71%	1,000.00	1,206.90	9.36	1,016.31	8.55
ProFund VP Oil & Gas	1.76%	1,000.00	1,115.20	9.23	1,016.07	8.80
ProFund VP Pharmaceuticals	1.68%	1,000.00	1,073.20	8.64	1,016.46	8.40
ProFund VP Precious Metals	1.68%	1,000.00	1,208.90	9.20	1,016.46	8.40
ProFund VP Real Estate	1.68%	1,000.00	1,182.50	9.09	1,016.46	8.40
ProFund VP Rising Rates Opportunity	1.67%	1,000.00	875.20	7.76	1,016.51	8.35

Expense Examples (unaudited) :: 357

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period(1)	Ending Account Value 6/30/19	Expenses Paid During Period(1)
ProFund VP Semiconductor	1.69%	$1,000.00	$1,207.40	$9.25	$1,016.41	$8.45
ProFund VP Short Dow 30	1.68%	1,000.00	873.60	7.80	1,016.46	8.40
ProFund VP Short Emerging Markets	1.67%	1,000.00	896.60	7.85	1,016.51	8.35
ProFund VP Short International	1.67%	1,000.00	881.50	7.79	1,016.51	8.35
ProFund VP Short Mid-Cap	1.67%	1,000.00	843.90	7.64	1,016.51	8.35
ProFund VP Short Nasdaq-100	1.71%	1,000.00	821.60	7.72	1,016.31	8.55
ProFund VP Short Small-Cap	1.69%	1,000.00	853.60	7.77	1,016.41	8.45
ProFund VP Small-Cap	1.68%	1,000.00	1,160.60	9.00	1,016.46	8.40
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,126.50	8.86	1,016.46	8.40
ProFund VP Small-Cap Value	1.68%	1,000.00	1,128.90	8.87	1,016.46	8.40
ProFund VP Technology	1.63%	1,000.00	1,237.40	9.04	1,016.71	8.15
ProFund VP Telecommunications	1.68%	1,000.00	1,123.90	8.85	1,016.46	8.40
ProFund VP U.S. Government Plus	1.38%	1,000.00	1,138.80	7.32	1,017.95	6.90
ProFund VP UltraBull	1.70%	1,000.00	1,347.80	9.90	1,016.36	8.50
ProFund VP UltraMid-Cap	1.68%	1,000.00	1,338.80	9.74	1,016.46	8.40
ProFund VP UltraNasdaq-100	1.68%	1,000.00	1,423.00	10.09	1,016.46	8.40
ProFund VP UltraShort Dow 30	1.31%	1,000.00	737.90	5.64	1,018.30	6.56
ProFund VP UltraShort Nasdaq-100	1.66%	1,000.00	655.70	6.81	1,016.56	8.30
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,318.60	9.66	1,016.46	8.40
ProFund VP Utilities	1.68%	1,000.00	1,135.80	8.90	1,016.46	8.40

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q (and successor Forms). Effective March 31, 2019, Form N-PORT replaced Form N-Q, and includes complete Schedules of Portfolio Holdings for the first and third fiscal quarters. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable — only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 21, 2019

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 21, 2019

* Print the name and title of each signing officer under his or her signature.